UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)	(Zip code)

Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant's telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	9/30/20

Date of reporting period:	3/31/20

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

MassMutual Premier Funds

March 31, 2020

April 2020

To Our Valued Clients:

We are pleased to provide you the Semiannual Report for the MassMutual Premier Funds, covering the fiscal period ended March 31, 2020. Please retain this report along with other investment-related communications in your files to keep records current. You do not need to take any other action in response to this notice and enclosure.

We appreciate the opportunity to be of service to you. If you have any questions about the material, please contact MassMutual.

Cordially,

Eric Wietsma
Senior Vice President

Enclosure

©2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-00001.
All rights reserved www.MassMutual.com

Table of Contents
President’s Letter to Shareholders (Unaudited)	1
Portfolio Summaries (Unaudited)	3
Portfolio of Investments (Unaudited)
MassMutual Premier U.S. Government Money Market Fund	17
MassMutual Premier Short-Duration Bond Fund	19
MassMutual Premier Inflation-Protected and Income Fund	34
MassMutual Premier Core Bond Fund	43
MassMutual Premier Diversified Bond Fund	62
MassMutual Premier High Yield Fund	84
MassMutual Premier Balanced Fund	92
MassMutual Premier Disciplined Value Fund	112
MassMutual Premier Main Street Fund	121
MassMutual Premier Disciplined Growth Fund	123
MassMutual Premier Small Cap Opportunities Fund	129
MassMutual Premier Global Fund	132
MassMutual Premier International Equity Fund	134
MassMutual Premier Strategic Emerging Markets Fund	137
Statements of Assets and Liabilities (Unaudited)	140
Statements of Operations (Unaudited)	148
Statements of Changes in Net Assets	156
Financial Highlights	167
Notes to Financial Statements (Unaudited)	194
Other Information (Unaudited)	235
Proxy Voting	235
Quarterly Reporting	235
Liquidity Risk Management Program	235
Trustees’ Approval of Investment Advisory Contracts	235
Fund Expenses	237

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Premier Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Important Notice: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer, bank, or retirement plan recordkeeper). Instead, the reports will be made available on the Fund’s website (http://www.massmutual.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you would like to receive shareholder reports and other communications electronically from the Fund and are either a direct investor in the Fund or MassMutual serves as your retirement plan recordkeeper, please call (800) 767-1000 extension 43012 or send your request to enroll to RSProspectusFulfillment@massmutual.com. If you have invested in the Fund through another financial intermediary (such as a broker-dealer, bank, or retirement plan recordkeeper), you can request electronic delivery by contacting that financial intermediary. Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest directly with the MassMutual Funds or MassMutual serves as your retirement plan recordkeeper, you can call (800) 767-1000 extension 43012 or send an email request to RSProspectusFulfillment@massmutual.com to inform the Funds or MassMutual that you wish to continue receiving paper copies of your shareholder reports. If you invest through a financial intermediary other than MassMutual, you can contact that financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2020

Welcome to the MassMutual Premier Funds Semiannual Report, covering the six months ended March 31, 2020.

Market Highlights

●	During the period, U.S. stock prices ended down nearly 20%, despite being up over 9% in the first half of the period, ending an 11-year bull market.

●	The COVID-19 pandemic escalated quickly, shuttering businesses and curtailing economic activity, causing concerned investors to sell stocks in favor of safer investments.

●	Markets rebounded in the second half of March in response to emergency interest rate cuts by the Federal Reserve Board (the Fed) and an unprecedented fiscal stimulus package from Congress.

●	Developed-market foreign stocks and emerging market stocks both trailed U.S. stock returns for the six-month period, though only slightly.

●	U.S. bonds ended the quarter in positive territory benefiting from falling interest rates and investors seeking safer investments due to expectations for a global economic downturn.

Market Commentary

For the six months beginning on October 1, 2019, global stock investors experienced negative returns. U.S. stocks rose steadily in the first half of the period, buoyed by the lower interest rates and expectations for strong economic growth and rising corporate earnings. Then the COVID-19 pandemic struck, shuttering businesses and curtailing economic activity, causing U.S. stocks to fall sharply during the second half of the period.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the first quarter of 2020 with the S&P 500® Index* gaining or losing three percent of its value on 19 different days during the quarter. The VIX, a measure of market expectation of near term volatility conveyed by stock index option prices, achieved an all-time high of 82.69 on March 16th. Volatility receded somewhat by the end of the period in response to emergency interest rate cuts by the Fed and an unprecedented fiscal stimulus package from Congress.

As a result, the broad market S&P 500 delivered a loss of 12.31% for the period. The technology-heavy NASDAQ Composite Index held up much better, managing to lose only 3.23%. The more economically sensitive Dow Jones Industrial Average lost just 17.58% for the period. Small-cap stocks underperformed their larger peers while growth stocks significantly outperformed their value peers.

The market sell-off and subsequent recovery affected sectors differently. The information technology and health care sectors fared best as these sectors were expected to be less impacted by the COVID-19 pandemic. The energy and financial services sectors experienced the biggest losses due to expectations of a sharp downturn in global economic growth and lower interest rates, respectively. West Texas Intermediate (WTI) crude oil prices ended the period at just $20.51 per barrel, down 62% during the period.

* Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited) (Continued)

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 16.52% for the six month period. Japanese stocks fared much better than European stocks as a result of Japan responding quickly and effectively to halt the spread of COVID-19 within its borders. Emerging-market stock markets, as measured in the MSCI Emerging Markets Index, fared only slightly better, falling 14.55% for the period.

In these unprecedented times the Fed asserted its influence on markets during the period through two emergency interest rate cuts in March. On March 3rd, the Fed slashed interest rates by half a percentage point citing that the “the coronavirus poses evolving risks to economic activity.” On March 15th, the Fed cut interest rates to nearly zero percent saying it would maintain the low rates “until it is confident that the economy has weathered recent events and is on track to achieve its maximum employment and price stability goals.” These are the first emergency interest rate cuts since 2008. Congress also played its part, delivering a roughly $2 trillion coronavirus response bill intended to keep businesses and individuals afloat during these unprecedented times.

Investors entered the period with expectations of stable economic growth and rising corporate earnings and ended the period with expectations of a global recession. Bond yields rose slightly in the first half of the period, with the 10-year U.S. Treasury bond reaching 1.94% in early November before falling to a low of 0.54% in early March. Since falling yields drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 3.33%. Investment-grade and high-yield corporate bonds did not fare as well on concerns that defaults would rise. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period down 2.49%. The Bloomberg Barclays U.S. Corporate High Yield Index performed even worse, ending the period down 10.40%, on concerns over rising defaults, especially in the energy sector.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma
President

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 100 Bright Meadow Blvd., Enfield, CT 06082. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 4/1/20 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MassMutual Premier U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier U.S. Government Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks current income consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund’s subadviser is Barings LLC (Barings). The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

MassMutual Premier U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 3/31/20
Discount Notes	88.9%
Repurchase Agreement	12.2%
U.S. Treasury Bonds & Notes	4.8%
Total Short-Term Investments	105.9%
Other Assets & Liabilities	(5.9)%
Net Assets	100.0%

MassMutual Premier Short-Duration Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/20
Non-U.S. Government Agency Obligations	57.3%
Corporate Debt	39.1%
U.S. Government Agency Obligations and Instrumentalities	0.5%
U.S. Treasury Obligations	0.4%
Municipal Obligations	0.2%
Purchased Options	0.1%
Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%
Net Assets	100.0%

MassMutual Premier Inflation-Protected and Income Fund– Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 3/31/20
Non-U.S. Government Agency Obligations	50.8%
U.S. Treasury Obligations	23.2%
Corporate Debt	0.9%
Purchased Options	0.2%
Total Long-Term Investments	75.1%
Short-Term Investments and Other Assets and Liabilities	24.9%
Net Assets	100.0%

MassMutual Premier Core Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Core Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Core Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/20
Corporate Debt	35.4%
Non-U.S. Government Agency Obligations	32.1%
U.S. Government Agency Obligations and Instrumentalities	28.6%
U.S. Treasury Obligations	2.1%
Sovereign Debt Obligations	0.7%
Municipal Obligations	0.6%
Preferred Stock	0.2%
Purchased Options	0.2%
Mutual Funds	0.1%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	0.0%
Net Assets	100.0%

MassMutual Premier Diversified Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Diversified Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Diversified Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/20
Corporate Debt	43.0%
Non-U.S. Government Agency Obligations	29.0%
U.S. Government Agency Obligations and Instrumentalities	22.2%
U.S. Treasury Obligations	1.9%
Sovereign Debt Obligations	0.6%
Mutual Funds	0.4%
Municipal Obligations	0.3%
Purchased Options	0.2%
Preferred Stock	0.1%
Common Stock	0.0%
Warrants	0.0%
Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%
Net Assets	100.0%

MassMutual Premier High Yield Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any NRSRO (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier High Yield Fund Portfolio Characteristics (% of Net Assets) on 3/31/20
Corporate Debt	93.4%
Bank Loans	3.9%
Mutual Funds	3.4%
Common Stock	0.3%
Warrants	0.0%
Total Long-Term Investments	101.0%
Other Assets and Liabilities	(1.0)%
Net Assets	100.0%

MassMutual Premier Balanced Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities, and money market instruments. The Fund invests across different asset classes (U.S. equity securities, international equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the four segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Balanced Fund Portfolio Characteristics (% of Net Assets) on 3/31/20
Common Stock	52.5%
Corporate Debt	12.6%
Non-U.S. Government Agency Obligations	12.0%
U.S. Government Agency Obligations and Instrumentalities	11.2%
Mutual Funds	8.6%
U.S. Treasury Obligations	1.9%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Preferred Stock	0.1%
Purchased Options	0.1%
Rights	0.0%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

MassMutual Premier Disciplined Value Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Disciplined Value Fund, and who is the Fund’s subadviser?

The Fund seeks to create a diversified portfolio of equity securities in order to outperform the total return performance of its benchmark, the Russell 1000® Value Index*. Under normal circumstances, the Fund invests mainly in common stocks of companies that the Fund’s subadviser considers to be undervalued. The Fund will normally invest in common stocks of companies with market capitalizations of at least $200 million at the time of purchase. The Fund’s subadviser is Barings LLC (Barings).

*

The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Value Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Disciplined Value Fund Largest Holdings (% of Net Assets) on 3/31/20
Johnson & Johnson	3.4%
Verizon Communications, Inc.	3.1%
JPMorgan Chase & Co.	3.0%
Intel Corp.	2.8%
Berkshire Hathaway, Inc. Class B	2.7%
Pfizer, Inc.	2.6%
The Procter & Gamble Co.	2.6%
AT&T, Inc.	2.4%
Gilead Sciences, Inc.	1.9%
Bank of America Corp.	1.6%
26.1%

MassMutual Premier Disciplined Value Fund Sector Table (% of Net Assets) on 3/31/20
Consumer, Non-cyclical	26.7%
Financial	24.5%
Communications	10.3%
Consumer, Cyclical	8.7%
Industrial	8.5%
Technology	7.4%
Utilities	5.7%
Energy	4.4%
Basic Materials	2.6%
Mutual Funds	0.0%
Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%
Net Assets	100.0%

MassMutual Premier Main Street Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Main Street Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco).

*

The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Main Street Fund Largest Holdings (% of Net Assets) on 3/31/20
Microsoft Corp.	9.3%
Amazon.com, Inc.	6.1%
UnitedHealth Group, Inc.	4.9%
The Procter & Gamble Co.	4.0%
Berkshire Hathaway, Inc. Class B	3.5%
Lockheed Martin Corp.	3.4%
Merck & Co., Inc.	3.2%
Facebook, Inc. Class A	3.0%
Prologis, Inc.	3.0%
JP Morgan Chase & Co.	2.6%
43.0%

MassMutual Premier Main Street Fund Sector Table (% of Net Assets) on 3/31/20
Consumer, Non-cyclical	26.9%
Financial	18.0%
Communications	17.6%
Technology	15.8%
Industrial	8.7%
Consumer, Cyclical	3.9%
Energy	2.6%
Utilities	1.9%
Basic Materials	1.0%
Total Long-Term Investments	96.4%
Short-Term Investments and Other Assets and Liabilities	3.6%
Net Assets	100.0%

MassMutual Premier Disciplined Growth Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Disciplined Growth Fund, and who is the Fund’s subadviser?

The Fund seeks to create a diversified portfolio of equity securities in order to outperform the total return performance of its benchmark, the Russell 1000® Growth Index*. Under normal circumstances, the Fund invests mainly in common stocks of companies that the Fund’s subadviser believes offer the potential for long-term growth. The Fund will normally invest in common stocks of companies with market capitalizations of at least $200 million at the time of purchase. The Fund’s subadviser is Barings LLC (Barings).

*

The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Growth Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Disciplined Growth Fund Largest Holdings (% of Net Assets) on 3/31/20
Microsoft Corp.	10.2%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.3%
Facebook, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.0%
Alphabet, Inc. Class A	2.8%
Mastercard, Inc. Class A	2.3%
Visa, Inc. Class A	2.2%
UnitedHealth Group, Inc.	2.0%
Cisco Systems, Inc.	1.9%
43.5%

MassMutual Premier Disciplined Growth Fund Sector Table (% of Net Assets) on 3/31/20
Technology	33.3%
Consumer, Non-cyclical	21.4%
Communications	21.0%
Consumer, Cyclical	8.4%
Financial	7.7%
Industrial	7.1%
Basic Materials	0.5%
Mutual Funds	0.2%
Energy	0.1%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

MassMutual Premier Small Cap Opportunities Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Small Cap Opportunities Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small-cap companies. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco).

MassMutual Premier Small Cap Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/20
LHC Group, Inc.	3.0%
Zynga, Inc. Class A	2.5%
Quidel Corp.	2.2%
CACI International, Inc. Class A	2.2%
j2 Global, Inc.	2.1%
MKS Instruments, Inc.	2.0%
Repligen Corp.	1.9%
Tandem Diabetes Care, Inc.	1.9%
WSFS Financial Corp.	1.8%
BJ’s Wholesale Club Holdings, Inc.	1.8%
21.4%

MassMutual Premier Small Cap Opportunities Fund Sector Table (% of Net Assets) on 3/31/20
Consumer, Non-cyclical	26.6%
Financial	20.5%
Industrial	15.0%
Technology	15.0%
Consumer, Cyclical	10.9%
Utilities	4.0%
Basic Materials	2.6%
Mutual Funds	1.9%
Energy	1.6%
Communications	1.6%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

MassMutual Premier Global Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities, including American Depositary Receipts (ADRs), and can invest in any country, including developing or emerging market countries. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries, and Japan. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States) and typically invests in a number of different countries. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco).

MassMutual Premier Global Fund Largest Holdings (% of Net Assets) on 3/31/20
Alphabet, Inc. Class A	8.4%
Adobe, Inc.	4.6%
LVMH Moet Hennessy Louis Vuitton SE	4.5%
S&P Global, Inc.	4.4%
Facebook, Inc. Class A	4.0%
Intuit, Inc.	3.8%
SAP SE	3.3%
JD.com, Inc. ADR	2.9%
Kering SA	2.8%
Murata Manufacturing Co. Ltd.	2.6%
41.3%

MassMutual Premier Global Fund Sector Table (% of Net Assets) on 3/31/20
Consumer, Non-cyclical	22.2%
Industrial	20.6%
Technology	19.2%
Communications	18.6%
Consumer, Cyclical	9.5%
Financial	8.7%
Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%
Net Assets	100.0%

MassMutual Premier International Equity Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. The Fund invests primarily in the common stock of growth companies that are domiciled or that have their primary operations outside of the United States. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of foreign companies. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco).

MassMutual Premier International Equity Fund Largest Holdings (% of Net Assets) on 3/31/20
SAP SE	3.3%
Hermes International	3.2%
Grifols SA	3.1%
ASML Holding NV	3.0%
Novo Nordisk A/S Class B	2.9%
Roche Holding AG	2.8%
Keyence Corp.	2.6%
Hitachi Ltd.	2.5%
CSL Ltd.	2.4%
STMicroelectronics NV	2.4%
28.2%

MassMutual Premier International Equity Fund Sector Table (% of Net Assets) on 3/31/20
Consumer, Non-cyclical	34.0%
Technology	21.4%
Industrial	20.4%
Consumer, Cyclical	15.9%
Financial	3.4%
Communications	2.8%
Mutual Funds	1.7%
Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%
Net Assets	100.0%

MassMutual Premier Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and at times may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indexes, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco).

MassMutual Premier Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 3/31/20
Tencent Holdings Ltd.	6.8%
Kering SA	6.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.9%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands)	5.2%
AIA Group Ltd.	4.5%
Housing Development Finance Corp. Ltd.	3.7%
Yum China Holdings, Inc.	3.3%
Novatek PJSC Sponsored GDR Registered	3.2%
Jiangsu Hengrui Medicine Co. Ltd. Class A	3.0%
Kotak Mahindra Bank Ltd.	2.8%
44.6%

MassMutual Premier Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 3/31/20
Financial	24.8%
Consumer, Cyclical	18.3%
Communications	16.4%
Consumer, Non-cyclical	13.8%
Technology	8.3%
Industrial	5.3%
Energy	4.0%
Basic Materials	3.4%
Mutual Funds	0.5%
Total Long-Term Investments	94.8%
Short-Term Investments and Other Assets and Liabilities	5.2%
Net Assets	100.0%

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments
March 31, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 105.9%
Discount Notes — 88.9%
Federal Farm Credit Bank
0.000%, 4/08/20, 4/08/20 (a)	$4,000,000	$4,000,000
0.081% , 4/08/20, 4/08/20 (a)	1,300,000	1,299,980
SOFR + .080% 0.090% FRN , 4/01/20, 1/14/21 (a)	3,000,000	3,000,000
1 mo. USD LIBOR - .080%, 0.645% FRN , 4/11/20, 5/11/20 (a)	1,330,000	1,329,901
1 mo. USD LIBOR + .090% 1.014% FRN , 4/21/20, 4/21/21 (a)	5,000,000	5,004,504
1.613% , 11/10/20, 11/10/20 (a)	4,200,000	4,159,154
Federal Home Loan Bank
0.000%, 4/01/20, 4/01/20 (a)	1,500,000	1,500,000
0.001% , 4/16/20, 4/16/20 (a)	900,000	900,000
0.001% , 4/22/20, 4/22/20 (a)	680,000	680,000
0.005% , 4/02/20, 4/02/20 (a)	500,000	500,000
0.005% , 4/09/20, 4/09/20 (a)	3,900,000	3,899,996
0.005% , 4/20/20, 4/20/20 (a)	2,600,000	2,599,993
0.010% , 4/01/20, 4/01/20 (a)	1,900,000	1,900,000
0.010% , 4/02/20, 4/02/20 (a)	2,000,000	2,000,000
0.010% , 4/03/20, 4/03/20 (a)	3,760,000	3,760,000
0.010% , 4/06/20, 4/06/20 (a)	400,000	400,000
0.010% , 4/08/20, 4/08/20 (a)	1,025,000	1,025,000
0.010% , 4/09/20, 4/09/20 (a)	3,127,000	3,127,000
0.010% , 4/13/20, 4/13/20 (a)	1,100,000	1,100,000
0.010% , 4/17/20, 4/17/20 (a)	1,300,000	1,300,000
0.010% , 4/20/20, 4/20/20 (a)	1,600,000	1,600,000
0.010% , 4/22/20, 4/22/20 (a)	1,900,000	1,900,000
0.010% , 4/24/20, 4/24/20 (a)	4,560,000	4,560,000
0.010% , 5/04/20, 5/04/20 (a)	4,100,000	4,100,000
0.010% , 5/19/20, 5/19/20 (a)	3,000,000	3,000,000
0.010% , 4/08/20, 4/08/20 (a)	2,800,000	2,799,995
SOFR + .030% 0.040% FRN , 4/01/20, 1/12/21 (a)	12,000,000	12,000,000
SOFR + .040% 0.050% FRN , 4/01/20, 8/25/20 (a)	3,000,000	3,000,000
0.051% , 4/29/20, 4/29/20 (a)	500,000	499,981
SOFR + .050% 0.060% FRN , 4/01/20, 1/28/21 (a)	4,600,000	4,600,000
SOFR + .065% 0.075% FRN , 4/01/20, 2/26/21 (a)	13,000,000	13,000,000
0.081% , 4/24/20, 4/24/20 (a)	2,695,000	2,694,862
0.081% , 5/04/20, 5/04/20 (a)	2,900,000	2,899,787
SOFR + .080% 0.090% FRN , 4/01/20, 5/11/20 (a)	13,000,000	13,000,000
0.091% , 7/14/20, 7/14/20 (a)	900,000	899,766
0.101% , 5/04/20, 5/04/20 (a)	3,900,000	3,899,642
SOFR + .100% 0.110% FRN , 4/01/20, 12/23/20 (a)	7,000,000	7,000,000

	Principal Amount	Value
0.122% , 6/01/20, 6/01/20 (a)	$1,200,000	$1,199,756
0.172% , 5/29/20, 5/29/20 (a)	800,000	799,781
0.172% , 6/03/20, 6/03/20 (a)	1,834,000	1,833,454
0.233% , 6/12/20, 6/12/20 (a)	500,000	499,770
0.376% 1/20/21, 1/20/21 (a)	5,000,000	4,984,892
0.517% , 4/20/20, 4/20/20 (a)	1,800,000	1,799,515
0.518% , 7/22/20, 7/22/20 (a)	3,000,000	2,995,240
0.558% , 4/17/20, 4/17/20 (a)	4,400,000	4,398,924
0.568% , 5/06/20, 5/06/20 (a)	4,000,000	3,997,822
0.609% , 4/08/20, 4/08/20 (a)	300,000	299,965
0.913% , 4/15/20, 4/15/20 (a)	2,300,000	2,299,195
1 mo. USD LIBOR + .060% 0.923% FRN , 4/10/20, 6/10/20 (a)	13,000,000	13,003,299
1.086% , 4/02/20, 4/02/20 (a)	1,600,000	1,599,952
1 mo. USD LIBOR + .150% 1.091% FRN , 4/28/20, 9/28/20 (a)	650,000	650,417
1.448% , 4/15/20, 4/15/20 (a)	800,000	799,557
1.544% , 4/13/20, 4/13/20 (a)	2,000,000	1,998,987
1.560% , 4/08/20, 4/08/20 (a)	2,000,000	1,999,404
1.563% , 8/19/20, 8/19/20 (a)	3,000,000	2,982,150
1.570% , 5/19/20, 5/19/20 (a)	1,125,000	1,122,690
1.578% , 4/01/20, 4/01/20 (a)	2,100,000	2,100,000
1.580% , 4/01/20, 4/01/20 (a)	1,900,000	1,900,000
1.586% , 4/01/20, 4/01/20 (a)	2,500,000	2,500,000
1.587% , 4/22/20, 4/22/20 (a)	4,500,000	4,495,905
1.593% , 5/20/20, 5/20/20 (a)	5,300,000	5,288,710
1.594% , 6/03/20, 6/03/20 (a)	4,430,000	4,417,867
1.598% , 5/06/20, 5/06/20 (a)	5,000,000	4,992,368
3 mo. USD LIBOR - .240% 1.603% FRN , 4/16/20, 7/16/20 (a)	15,000,000	15,000,000
3 mo. USD LIBOR - .240% 1.608% FRN , 4/13/20, 4/13/20 (a)	5,500,000	5,500,118
3 mo. USD LIBOR - .205% 1.626% FRN , 4/15/20, 10/15/20 (a)	18,000,000	18,000,000
3 mo. USD LIBOR - .165% 1.743% FRN , 4/03/20, 4/03/20 (a)	5,200,000	5,200,051
1.817% , 6/12/20, 6/12/20 (a)	1,222,000	1,217,674
Federal National Mortgage Association
SOFR + .040% 0.050% FRN , 4/01/20, 6/05/20 (a)	10,000,000	10,000,000
SOFR + .075% 0.085% FRN , 4/01/20, 10/30/20 (a)	1,000,000	1,000,229
		255,817,253
Repurchase Agreement — 12.2%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 3/31/20, 0.010%, due 4/01/20 (b)	35,000,000	35,000,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bonds & Notes — 4.8%
U.S. Treasury Note
1.500% 4/15/20	$8,800,000	$8,798,930
2.875% 10/31/20	5,000,000	5,037,791
		13,836,721

TOTAL SHORT-TERM INVESTMENTS (Cost $304,653,974)		304,653,974

TOTAL INVESTMENTS — 105.9% (Cost $304,653,974) (c)		304,653,974

Other Assets/(Liabilities) — (5.9)%		(16,956,358)

NET ASSETS — 100.0%		$287,697,616

Abbreviation Legend

FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect demand date and stated maturity date, respectively.
(b)

Maturity value of $35,000,010. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity dates ranging from 5/15/45 - 8/15/49, and an aggregate market value, including accrued interest, of $35,700,000.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments
March 31, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.5%
CORPORATE DEBT — 39.1%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.
3.750% 10/01/21	$560,000	$565,400
Agriculture — 1.4%
BAT Capital Corp.
3.222% 8/15/24	1,100,000	1,058,524
Bunge Ltd. Finance Corp.
3.500% 11/24/20	1,690,000	1,703,995
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	1,043,000	982,798
3.500% 2/11/23 (a)	979,000	982,276
Reynolds American, Inc.
4.000% 6/12/22	1,500,000	1,521,141
		6,248,734
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B,
4.375% 4/01/24	64,133	60,041
Auto Manufacturers — 1.8%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + .810% 2.710% FRN 4/05/21	660,000	610,500
3 mo. USD LIBOR + 1.235% 2.927% FRN 2/15/23	1,130,000	847,026
3.087% 1/09/23	625,000	575,000
3.350% 11/01/22	935,000	871,888
General Motors Financial Co., Inc.
3.250% 1/05/23	2,465,000	2,236,335
Hyundai Capital America
2.375% 2/10/23 (a)	1,510,000	1,423,615
2.850% 11/01/22 (a)	810,000	790,987
Nissan Motor Acceptance Corp.
1.900% 9/14/21 (a)	485,000	458,284
		7,813,635
Banks — 7.7%
Banco Santander SA
3.500% 4/11/22	1,030,000	1,019,031
Bank of America Corp. 3 mo. USD LIBOR + 0.930%
2.816% VRN 7/21/23	4,630,000	4,649,033
Barclays Bank PLC
10.179% 6/12/21 (a)	1,522,000	1,625,961
Barclays PLC 3 mo. USD LIBOR + 1.380%
3.072% FRN 5/16/24	595,000	523,960

	Principal Amount	Value
Citigroup, Inc. 3 mo. USD LIBOR + .722%
3.142% VRN 1/24/23	$2,220,000	$2,246,154
Credit Suisse AG
6.500% 8/08/23 (a)	2,400,000	2,434,992
Discover Bank
3.350% 2/06/23	1,432,000	1,414,443
4.200% 8/08/23	1,000,000	1,052,849
First Horizon National Corp.
3.500% 12/15/20	1,290,000	1,277,101
The Goldman Sachs Group, Inc.
3.200% 2/23/23	4,630,000	4,716,196
HSBC Holdings PLC
4.250% 3/14/24	1,240,000	1,272,439
JP Morgan Chase & Co.
4.500% 1/24/22	2,570,000	2,684,417
Mitsubishi UFJ Financial Group, Inc.
2.665% 7/25/22	1,750,000	1,744,148
Morgan Stanley
3.750% 2/25/23	2,125,000	2,202,973
Sumitomo Mitsui Financial Group, Inc.
2.448% 9/27/24	1,305,000	1,294,214
3.748% 7/19/23	764,000	795,434
Synchrony Bank
3.000% 6/15/22	750,000	744,820
Truist Bank
1.500% 3/10/25	2,660,000	2,569,471
		34,267,636
Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc.
3.500% 1/12/24	1,675,000	1,750,680
Bacardi Ltd.
4.450% 5/15/25 (a)	206,000	216,495
Keurig Dr Pepper, Inc.
4.057% 5/25/23	1,450,000	1,508,330
Molson Coors Beverage Co.
2.100% 7/15/21	310,000	303,647
3.500% 5/01/22	720,000	719,770
		4,498,922
Building Materials — 0.4%
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + 0.650%
2.333% FRN 5/22/20	780,000	774,420
Masco Corp.
3.500% 4/01/21	270,000	267,508
Standard Industries, Inc.
5.500% 2/15/23 (a)	648,000	625,320
		1,667,248

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 1.4%
DuPont de Nemours, Inc.
4.205% 11/15/23	$1,015,000	$1,068,755
Huntsman International LLC
5.125% 11/15/22	2,410,000	2,470,250
RPM International, Inc.
3.450% 11/15/22	43,000	43,250
The Sherwin-Williams Co.
2.750% 6/01/22	61,000	60,870
Syngenta Finance NV
3.698% 4/24/20 (a)	1,165,000	1,162,759
4.441% 4/24/23 (a)	1,460,000	1,375,376
		6,181,260
Commercial Services — 0.3%
The ADT Security Corp.
6.250% 10/15/21	1,260,000	1,231,650
Computers — 1.1%
Dell International LLC/EMC Corp.
4.000% 7/15/24 (a)	1,113,000	1,122,716
Genpact Luxembourg Sarl
3.375% 12/01/24	905,000	908,717
3.700% STEP 4/01/22	1,480,000	1,506,600
Leidos Holdings, Inc.
4.450% 12/01/20	1,511,000	1,503,445
		5,041,478
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.875% 8/14/24	2,190,000	1,743,671
Aircastle Ltd.
5.000% 4/01/23	2,390,000	2,333,363
Ameriprise Financial, Inc.
3.000% 3/22/22	405,000	410,068
3.700% 10/15/24	285,000	295,717
4.000% 10/15/23	255,000	269,854
Antares Holdings LP
6.000% 8/15/23 (a)	1,172,000	1,207,163
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	815,000	631,685
Brookfield Finance, Inc.
4.000% 4/01/24	1,520,000	1,512,775
LeasePlan Corp. NV
2.875% 10/24/24 (a)	715,000	700,397
Park Aerospace Holdings Ltd.
5.250% 8/15/22 (a)	3,310,000	2,990,969
Synchrony Financial
2.850% 7/25/22	1,540,000	1,462,173
		13,557,835

	Principal Amount	Value
Electric — 0.9%
Ameren Corp.
2.500% 9/15/24	$865,000	$840,918
2.700% 11/15/20	815,000	812,566
Enel Finance International NV
2.875% 5/25/22 (a)	755,000	730,446
Entergy Texas, Inc.
2.550% 6/01/21	605,000	606,753
Puget Energy, Inc.
6.000% 9/01/21	740,000	758,965
6.500% 12/15/20	334,000	341,034
		4,090,682
Electronics — 0.2%
FLIR Systems, Inc.
3.125% 6/15/21	650,000	650,754
Foods — 0.3%
McCormick & Co., Inc.
2.700% 8/15/22	1,270,000	1,273,615
Household Products & Wares — 0.3%
Church & Dwight Co., Inc.
2.875% 10/01/22	1,493,000	1,469,451
Housewares — 0.6%
Newell Brands, Inc.
4.100% STEP 4/01/23	2,415,000	2,451,102
Insurance — 2.8%
American International Group, Inc.
3.750% 7/10/25	1,240,000	1,241,157
AmTrust Financial Services, Inc.
6.125% 8/15/23	1,565,000	1,545,738
Athene Global Funding
2.750% 6/25/24 (a)	2,650,000	2,652,208
CNA Financial Corp.
5.750% 8/15/21	901,000	923,376
Enstar Group Ltd.
4.500% 3/10/22	1,800,000	1,795,369
Jackson National Life Global Funding
2.500% 6/27/22 (a)	1,040,000	1,021,134
Lincoln National Corp.
4.000% 9/01/23	310,000	310,081
Reinsurance Group of America, Inc.
5.000% 6/01/21	1,015,000	1,052,762
Trinity Acquisition PLC
3.500% 9/15/21	1,215,000	1,171,190
Willis Towers Watson PLC
5.750% 3/15/21	840,000	860,731
		12,573,746

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 1.4%
Ares Capital Corp.
4.200% 6/10/24	$2,499,000	$2,215,245
BlackRock TCP Capital Corp.
3.900% 8/23/24	835,000	768,465
4.125% 8/11/22	1,805,000	1,851,640
TPG Specialty Lending, Inc.
3.875% 11/01/24	1,665,000	1,468,773
		6,304,123
Iron & Steel — 0.1%
Steel Dynamics, Inc.
2.800% 12/15/24	610,000	567,987
Lodging — 0.4%
Las Vegas Sands Corp.
3.200% 8/08/24	2,165,000	1,954,078
Machinery – Diversified — 0.4%
CNH Industrial Capital LLC
3.875% 10/15/21	1,015,000	1,009,698
4.875% 4/01/21	590,000	576,648
		1,586,346
Media — 0.8%
Discovery Communications LLC
2.950% 3/20/23	1,170,000	1,176,784
Sirius XM Radio, Inc.
3.875% 8/01/22 (a)	2,200,000	2,191,750
		3,368,534
Mining — 1.2%
Glencore Funding LLC
4.125% 5/30/23 (a)	1,480,000	1,363,612
Kinross Gold Corp.
5.125% 9/01/21	550,000	551,375
5.950% 3/15/24	1,950,000	1,969,500
Newcrest Finance Pty Ltd.
4.200% 10/01/22 (a)	1,170,000	1,228,465
		5,112,952
Oil & Gas — 0.7%
Continental Resources, Inc.
5.000% 9/15/22	1,017,000	648,785
EQT Corp.
3.000% 10/01/22	1,610,000	1,344,350
6.125% 2/01/25	790,000	608,379
Newfield Exploration Co.
5.625% 7/01/24	1,220,000	654,703
		3,256,217
Packaging & Containers — 0.3%
Graphic Packaging International LLC
4.750% 4/15/21	1,510,000	1,491,578

	Principal Amount	Value
Pharmaceuticals — 2.2%
AbbVie, Inc.
2.300% 11/21/22 (a)	$1,275,000	$1,275,999
Allergan Funding SCS
3.800% 3/15/25	1,245,000	1,274,686
Becton Dickinson and Co. 3 mo. USD LIBOR + 0.875%
2.250% FRN 12/29/20	727,000	702,464
Cardinal Health, Inc. 3 mo. USD LIBOR + 0.770%
1.511% FRN 6/15/22	1,345,000	1,242,685
CVS Health Corp.
2.625% 8/15/24	455,000	461,447
3.700% 3/09/23	1,935,000	2,009,822
Mylan, Inc.
3.125% 1/15/23 (a)	1,375,000	1,333,515
Shire Acquisitions Investments Ireland DAC
2.875% 9/23/23	1,000,000	1,007,265
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	654,000	624,688
		9,932,571
Pipelines — 1.6%
Energy Transfer Operating LP
4.200% 9/15/23	2,370,000	2,070,254
EnLink Midstream Partners LP
4.400% 4/01/24	1,340,000	676,298
EQM Midstream Partners LP
4.750% 7/15/23	1,305,000	944,429
MPLX LP 3 mo. USD LIBOR + 1.100%
2.099% FRN 9/09/22	2,605,000	2,423,635
Plains All American Pipeline LP/PAA Finance Corp.
3.850% 10/15/23	952,000	824,818
		6,939,434
Private Equity — 0.3%
Hercules Capital, Inc.
4.625% 10/23/22	1,495,000	1,424,098
Real Estate Investment Trusts (REITS) — 2.1%
CubeSmart LP
4.375% 12/15/23	764,000	815,444
Essex Portfolio LP
3.500% 4/01/25	330,000	331,128
3.875% 5/01/24	424,000	424,999
SBA Tower Trust
2.836% 1/15/25 (a)	3,350,000	3,234,673
3.168% 4/09/47 (a)	880,000	875,092

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Service Properties Trust
4.350% 10/01/24	$1,215,000	$891,866
Tanger Properties LP
3.875% 12/01/23	1,325,000	1,380,524
VEREIT Operating Partnership LP
4.600% 2/06/24	1,410,000	1,391,498
		9,345,224
Retail — 1.9%
Advance Auto Parts, Inc.
4.500% 12/01/23	990,000	1,017,271
Dollar Tree, Inc.
3.700% 5/15/23	2,620,000	2,661,908
O’Reilly Automotive, Inc.
3.800% 9/01/22	191,000	192,141
3.850% 6/15/23	2,206,000	2,198,735
QVC, Inc.
4.375% 3/15/23	2,500,000	2,364,289
		8,434,344
Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.000% 1/15/22	885,000	875,150
Microchip Technology, Inc.
3.922% 6/01/21	905,000	881,819
NXP BV/NXP Funding LLC
4.125% 6/01/21 (a)	865,000	872,774
		2,629,743
Telecommunications — 0.9%
Qwest Corp
6.750% 12/01/21	1,255,000	1,300,556
Sprint Communications, Inc.
9.250% 4/15/22	800,000	856,000
Telefonaktiebolaget LM Ericsson
4.125% 5/15/22	2,046,000	2,025,620
		4,182,176
Transportation — 0.3%
Ryder System, Inc.
2.500% 9/01/22	40,000	37,658
3.400% 3/01/23	485,000	489,389
3.750% 6/09/23	920,000	923,477
		1,450,524
Trucking & Leasing — 0.5%
DAE Funding LLC
4.000% 8/01/20 (a)	522,000	511,560

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.875% 7/11/22 (a)	$1,767,000	$1,837,601
		2,349,161

TOTAL CORPORATE DEBT (Cost $181,421,847)		173,972,279

MUNICIPAL OBLIGATIONS — 0.2%
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR
2.694% FRN 4/26/27	46,648	46,636
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Series 2006-2, Class B, 28 day ARS
2.273% FRN 10/25/42	750,000	740,738

TOTAL MUNICIPAL OBLIGATIONS (Cost $786,336)		787,374

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 57.3%
Auto Floor Plan ABS — 0.5%
Navistar Financial Dealer Note Master Owner Trust II
Series 2019-1, Class C, 1 mo. USD LIBOR + 0.950% 1.897% FRN 5/25/24 (a)	856,000	839,789
Series 2018-1, Class C, 1 mo. USD LIBOR + 1.050% 1.997% FRN 9/25/23 (a)	280,000	274,879
Series 2019-1, Class D, 1 mo. USD LIBOR + 1.450% 2.397% FRN 5/25/24 (a)	768,000	753,012
Series 2018-1, Class D, 1 mo. USD LIBOR + 1.550% 2.497% FRN 9/25/23 (a)	471,000	462,410
		2,330,090
Automobile ABS — 8.0%
American Credit Acceptance Receivables Trust, Series 2019-1, Class C
3.500% 4/14/25 (a)	1,625,000	1,603,038
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D, 1.800% 12/18/25	2,419,000	2,396,246
Series 2019-3, Class D, 2.580% 9/18/25	1,425,000	1,325,927

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.020% 8/20/26 (a)	$5,143,000	$4,855,029
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	2,764,000	2,747,008
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	633,000	623,941
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	1,270,000	1,216,510
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B
3.630% 1/19/24 (a)	460,000	466,912
Carmax Auto Owner Trust, Series 2019-4, Class D
2.800% 4/15/26	1,399,000	1,288,345
Carvana Auto Receivables Trust, Series 2019-4A, Class D
3.070% 7/15/25 (a)	1,734,000	1,693,868
Drive Auto Receivables Trust
Series 2019-4, Class D, 2.700% 2/16/27	1,333,000	1,249,207
Series 2019-1, Class C, 3.780% 4/15/25	1,050,000	1,032,933
DT Auto Owner Trust, Series 2019-1A, Class C
3.610% 11/15/24 (a)	240,000	241,593
Exeter Automobile Receivables Trust
Series 2019-3A, Class D, 3.110% 8/15/25 (a)	985,000	968,530
Series 2019-1A, Class B, 3.450% 2/15/23 (a)	400,000	392,696
Ford Credit Auto Owner Trust, Series 2020-1, Class C
2.540% 8/15/31 (a)	2,408,000	2,417,741
Hertz Fleet Lease Funding LP, Series 2019-1, Class D
3.440% 1/10/33 (a)	1,976,000	1,967,916
Hertz Vehicle Financing II LP
Series 2019-3A, Class B, 3.030% 12/26/25 (a)	1,036,000	1,028,037
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	1,430,000	1,386,396
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	1,420,000	1,442,886
Hertz Vehicle Financing LLC, Series 2018-3A, Class B
4.370% 7/25/24 (a)	950,000	856,551
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class C
2.820% 7/15/24 (a)	885,000	870,159

	Principal Amount	Value
Santander Revolving Auto Loan Trust
Series 2019-A, Class B, 2.800% 1/26/32 (a)	$399,000	$392,054
Series 2019-A, Class C, 3.000% 1/26/32 (a)	258,000	253,491
Series 2019-A, Class D, 3.450% 1/26/32 (a)	1,720,000	1,689,754
Westlake Automobile Receivables Trust, Series 2019-3A, Class E
3.590% 3/17/25 (a)	1,395,000	1,118,542
		35,525,310
Commercial MBS — 4.2%
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 2.055% FRN 9/15/34 (a)	300,000	246,821
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (b)	800,000	745,743
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (b)	1,110,000	945,663
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM,
5.438% VRN 1/12/45 (b)	170,450	166,756
BHMS Mortgage Trust
Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.955% FRN 7/15/35 (a)	1,880,000	1,569,637
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 2.205% FRN 7/15/35 (a)	2,600,000	2,079,717
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 2.305% FRN 12/15/36 (a)	1,883,000	1,656,993
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 2.405% FRN 11/15/35 (a)	1,855,000	1,692,679
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 2.505% FRN 10/15/36 (a)	747,123	653,715
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.705% FRN 10/15/36 (a)	2,911,106	2,503,466
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
2.855% FRN 12/15/37 (a)	1,335,725	1,101,973
Commercial Mortgage Trust, Series 2015-DC1, Class B,
4.035% VRN 2/10/48 (b)	797,000	753,473

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
2.305% FRN 5/15/36 (a)	$820,000	$729,785
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM,
5.513% VRN 7/10/38 (b)	186,322	185,462
GS Mortgage Securities Trust, Series 2015-GC34, Class C,
4.652% VRN 10/10/48 (b)	1,100,000	1,015,629
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
2.505% FRN 5/15/36 (a)	739,000	576,779
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B
3.769% 2/15/46	1,000,000	980,756
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D
4.057% 8/05/34 (a)	1,000,000	952,009
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180%
1.885% FRN 10/15/37 (a)	185,000	160,868
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX,
2.997% VRN 10/25/46 (b)	16,334	16,313
		18,734,237
Home Equity ABS — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + 0.240%
1.187% FRN 10/25/34 (a)	213,672	199,642
Other ABS — 25.8%
321 Henderson Receivables I LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + 0.200% 0.905% FRN 3/15/41 (a)	114,204	109,981
Series 2006-2A, Class A1, 1 mo. USD LIBOR + 0.200% 0.905% FRN 6/15/41 (a)	229,024	213,858
AASET Trust
Series 2017-1A, Class A, 3.967% 5/16/42 (a)	218,853	171,950
Series 2020-1A, Class B, 4.335% 1/16/40 (a)	489,753	324,088
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,525,802	1,211,533

	Principal Amount	Value
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	$801,423	$799,180
American Tower Trust #1, Series 13, Class 2A
3.070% 3/15/48 (a)	1,400,000	1,378,233
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150%
1.855% FRN 6/15/28 (a)	880,000	805,813
Arbys Funding LLC, Series 2015-1A, Class A2
4.969% 10/30/45 (a)	813,875	782,483
Ascentium Equipment Receivables Trust
Series 2019-1A, Class D, 3.470% 5/12/25 (a)	392,000	387,486
Series 2019-2A, Class E, 3.780% 5/10/27 (a)	1,722,000	1,708,386
Series 2019-1A, Class E, 4.310% 4/12/27 (a)	320,000	322,655
Series 2018-2A, Class E, 5.180% 7/10/26 (a)	2,286,000	2,243,190
Series 2018-1A, Class E, 5.360% 3/10/25 (a)	591,000	591,695
Avant Loans Funding Trust, Series 2019-A, Class A
3.480% 7/15/22 (a)	403,850	397,231
Bain Capital Credit CLO Ltd., Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800%
3.631% FRN 1/15/29 (a)	500,000	466,556
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2R, 3 mo. USD LIBOR + 1.750%
3.581% FRN 1/15/29 (a)	1,500,000	1,374,828
BlueMountain CLO 2013-1 Ltd., Series 2013-1A, Class A1R2, 3 mo. USD LIBOR + 1.230%
3.049% FRN 1/20/29 (a)	1,000,000	968,940
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	268,603	269,119
Series 2019-A, Class B, 3.780% 9/26/33 (a)	756,838	778,429
CAL Funding II Ltd., Series 2018-2A, Class A
4.340% 9/25/43 (a)	671,500	660,119
Capital Automotive REIT, Series 2017-1A, Class A1
3.870% 4/15/47 (a)	584,950	580,654

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CARS-DB4 LP, Series 2020-1A, Class B1
4.170% 2/15/50 (a)	$1,100,000	$1,001,000
Castlelake Aircraft Securitization, Series 2019-1A, Class A
3.967% 4/15/39 (a)	407,073	284,801
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	726,399	527,887
Cbam Clo Management Cbam, Series 2018-6A, Class A1R, 3 mo. USD LIBOR + 1.270%
3.101% FRN 1/15/31 (a)	1,500,000	1,419,489
CIFC Funding V Ltd., Series 2015-4A, Class A2R, 3 mo. USD LIBOR + 1.180%
3.669% FRN 10/20/27 (a)	300,000	283,320
CLI Funding V LLC, Series 2014-1A, Class A
3.290% 6/18/29 (a)	912,719	868,137
CLI Funding VI LLC
Series 2017-1A, Class A, 3.620% 5/18/42 (a)	768,941	632,300
Series 2019-1A, Class A, 3.710% 5/18/44 (a)	748,800	735,720
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + 0.460%
1.407% FRN 9/25/34	5,019	4,131
DB Master Finance LLC
Series 2019-1A, Class A2I, 3.787% 5/20/49 (a)	627,260	593,341
Series 2019-1A, Class A2II, 4.021% 5/20/49 (a)	740,405	685,836
Denali Capital CLO X LLC, Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.050%
2.844% FRN 10/26/27 (a)	1,850,000	1,796,940
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.890% 2/20/32 (a)	1,242,407	1,246,358
Series 2016-1, Class A, 3.080% 11/20/28 (a)	464,210	457,782
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A2II, 3.082% 7/25/47 (a)	2,785,875	2,739,863
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	955,450	917,572
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	305,119	307,080

	Principal Amount	Value
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	$111,654	$109,785
Series 2019-A, Class C, 3.450% 1/25/34 (a)	1,881,398	1,890,499
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450%
3.269% FRN 4/20/31 (a)	1,250,000	1,168,160
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	316,220	315,690
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 1.000%
2.819% FRN 4/20/31 (a)	1,500,000	1,408,960
Global SC Finance IV Ltd., Series 2017-1A, Class A
3.850% 4/15/37 (a)	629,630	629,222
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R, 3 mo. USD LIBOR + 1.450%
3.096% FRN 4/20/29 (a)	500,000	472,222
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 10/15/54 (a)	1,513,742	1,434,307
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	811,576	789,720
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	669,123	674,727
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	1,349,109	1,372,824
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	865,386	849,944
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	199,938	205,900
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	499,636	516,905
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	164,712	171,985
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	971,348	1,009,075
Hilton Grand Vacations Trust
Series 2019-AA, Class C, 2.840% 7/25/33 (a)	1,737,012	1,743,659
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	358,381	359,581
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	462,300	338,451

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Horizon Aircraft Finance III Ltd, Series 2019-2, Class B, ABS, 144A
4.458% 11/15/39 (a)	$1,767,857	$1,083,377
KDAC Aviation Finance Ltd., Series 2017-1A, Class A
4.212% 12/15/42 (a)	386,916	296,390
KREF Ltd., Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350%
2.150% FRN 6/15/36 (a)	2,600,000	2,257,862
Lendmark Funding Trust, Series 2018-1A, Class A
3.810% 12/21/26 (a)	930,000	911,677
Lunar Aircraft Ltd., Series 2020-1A, Class A
3.376% 2/15/45 (a)	857,000	599,172
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	978,090	683,772
Madison Park Funding XXIII Ltd., Series 2017-23A, Class B, 3 mo. USD LIBOR + 1.700%
3.494% FRN 7/27/30 (a)	1,000,000	919,546
Mariner Finance Issuance Trust, Series 2018-AA, Class A
4.200% 11/20/30 (a)	2,063,000	2,020,840
Marlette Funding Trust
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	417,103	400,411
Series 2019-1A, Class A, 3.440% 4/16/29 (a)	106,623	105,114
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	540,000	496,940
Milos CLO Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + 1.070%
2.757% FRN 10/20/30 (a)	1,150,000	1,083,154
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	700,690	706,362
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	163,838	160,158
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, 3 mo. USD LIBOR + 1.250%
3.081% FRN 1/15/28 (a)	1,500,000	1,428,369
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2019-T3, Class CT3, 2.710% 9/15/52 (a)	887,000	886,911
Series 2019-T4, Class DT4, 2.804% 10/15/51 (a)	1,921,000	1,920,970

	Principal Amount	Value
Series 2019-T3, Class DT3, 3.055% 9/15/52 (a)	$1,500,000	$1,504,544
Series 2019-T2, Class DT2, 3.060% 8/15/53 (a)	579,000	542,178
NP SPE II LLC
Series 2019-1A, Class A1, 2.574% 9/20/49 (a)	534,053	509,606
Series 2017-1A, Class A1, 3.372% 10/21/47 (a)	416,009	405,025
OCP CLO Ltd., Series 2015-8A, Class A2AR, 3 mo. USD LIBOR + 1.450%
3.286% FRN 4/17/27 (a)	2,150,000	2,076,694
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.140% 10/14/36 (a)	3,650,000	3,594,936
Series 2019-2A, Class C, 3.660% 10/14/36 (a)	1,550,000	1,515,631
Orange Lake Timeshare Trust
Series 2016-A, Class B, 2.910% 3/08/29 (a)	492,969	484,182
Series 2019-A, Class D, 4.930% 4/09/38 (a)	1,515,683	985,372
Oxford Finance Funding Trust
Series 2020-1A, Class A2, 3.101% 2/15/28 (a)	698,000	694,614
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	144,017	143,666
Palmer Square CLO Ltd., Series 2015-1A, Class A2R2, 3 mo. USD LIBOR + 1.650%
3.346% FRN 5/21/29 (a)	1,250,000	1,176,405
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	697,518	487,627
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.797% FRN 2/25/23 (a)	670,000	614,504
Recette Clo Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 1.700%
3.519% FRN 10/20/27 (a)	700,000	648,889
Rockford Tower CLO Ltd.
Series 2017-2A, Class BR, 3 mo. USD LIBOR + 1.500% 2.754% FRN 10/15/29 (a)	1,000,000	911,251
Series 2017-1A, Class BR, 3 mo. USD LIBOR + 1.450% 3.142% FRN 4/15/29 (a)	550,000	505,525
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
2.921% FRN 1/15/30 (a)	1,250,000	1,182,972

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RR 6 Ltd., Series 2019-6A, Class A2,
3.751% FRN 4/15/30 (a) (b)	$1,000,000	$932,587
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	1,030,000	1,042,398
Sierra Receivables Funding LLC
Series 2016-3A, Class B, 2.630% 10/20/33 (a)	544,422	543,976
Series 2016-2A, Class B, 2.780% 7/20/33 (a)	860,728	854,100
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	1,435,732	1,404,076
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	36,181	35,766
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	194,325	188,429
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	1,053,668	1,034,936
Series 2018-1A, Class B, 4.236% 4/20/35	1,298,374	1,284,160
Series 2019-2A, Class D, 4.540% 5/20/36 (a)	802,977	779,789
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	758,690	754,022
SoFi Consumer Loan Program Trust, Series 2019-3, Class D
3.890% 5/25/28 (a)	2,981,000	2,979,680
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	1,241,146	1,191,782
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 0.800%
1.747% FRN 11/25/35 (a)	1,228,222	1,151,176
Taco Bell Funding LLC, Series 2018-1A, Class A2I
4.318% 11/25/48 (a)	2,291,000	2,207,931
TAL Advantage V LLC, Series 2014-2A, Class A2
3.330% 5/20/39 (a)	568,028	555,951
TAL Advantage VI LLC, Series 2017-1A, Class A
4.500% 4/20/42 (a)	886,421	896,036
TLF National Tax Lien Trust, Series 2017-1A, Class A
3.090% 12/15/29 (a)	1,074,144	1,070,535
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A1, 1 mo. USD LIBOR + 0.730% 1.435% FRN 3/15/22 (a)	1,340,000	1,334,534

	Principal Amount	Value
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 2.405% FRN 12/15/20 (a)	$670,000	$665,900
Series 2018-1A, Class B, 4.290% 3/15/22 (a)	1,870,000	1,860,527
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070%
2.889% FRN 10/20/28 (a)	1,100,000	1,064,502
Trinity Rail Leasing LP
Series 2018-1A, Class A1, 3.820% 6/17/48 (a)	1,236,361	1,239,495
Series 2019-1A, Class A, 3.820% 4/17/49 (a)	1,601,882	1,490,714
Trip Rail Master Funding LLC
Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	203,490	201,249
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	2,246,612	2,323,177
Triton Container Finance IV LLC, Series 2017-2A, Class A
3.620% 8/20/42 (a)	1,886,718	1,893,811
Triton Container Finance VI LLC, Series 2018-2A, Class A
4.190% 6/22/43 (a)	1,221,000	1,212,253
VSE VOI Mortgage LLC
Series 2016-A, Class B, 2.740% 7/20/33 (a)	447,169	443,069
Series 2018-A, Class C, 4.020% 2/20/36 (a)	496,577	514,151
Welk Resorts LLC
Series 2015-AA, Class A, 2.790% 6/16/31 (a)	111,124	109,248
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	766,846	752,300
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	641,006	447,756
		114,914,242
Student Loans ABS — 11.2%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
2.447% FRN 7/25/58 (a)	530,000	461,798
AccessLex Institute, Series 2003-A, Class A3, 3 mo. CMT + 1.200%
1.220% FRN 7/01/38	20,866	20,845
College Avenue Student Loans LLC
Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 2.147% FRN 12/26/47 (a)	1,340,026	1,245,278

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-A, Class B, 3.810% 12/28/48 (a)	$1,038,000	$990,680
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
2.321% FRN 1/15/37	529,805	459,130
Commonbond Student Loan Trust
Series 2016-B, Class A1, 2.730% 10/25/40 (a)	275,591	273,406
Series 2019-AGS, Class B, 3.040% 1/25/47 (a)	1,578,000	1,511,570
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	237,949	229,218
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	161,719	157,035
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	170,715	163,198
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	273,918	264,744
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	190,856	186,853
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%
2.997% FRN 2/26/35 (a)	218,188	204,994
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 1 mo. USD LIBOR + 0.800%
1.747% FRN 9/25/68 (a)	1,882,221	1,635,770
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
3.600% FRN 12/01/47 (a)	1,484,369	1,468,604
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	630,000	620,574
Laurel Road Prime Student Loan Trust
Series 2017-C, Class B, 2.950% 11/25/42 (a)	471,765	452,370
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	650,000	648,656
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	504,875	483,659
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	607,705	599,194
Navient Student Loan Trust
Series 2018-2A, Class A3, 1 mo. USD LIBOR + 0.750% 1.697% FRN 3/25/67 (a)	1,830,000	1,711,505
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 1.747% FRN 3/25/67 (a)	2,500,000	2,449,880

	Principal Amount	Value
Series 2019-2A, Class A2, 1 mo. USD LIBOR + 1.000% 1.947% FRN 2/27/68 (a)	$919,000	$864,951
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 2.097% FRN 3/25/66 (a)	1,458,708	1,278,494
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 2.097% FRN 7/26/66 (a)	1,800,000	1,570,931
Nelnet Private Education Loan Trust
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 2.697% FRN 12/26/40 (a)	199,958	189,086
Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	239,452	239,500
Nelnet Student Loan Trust
Series 2018-3A, Class A3, 1 mo. USD LIBOR + 0.750% 1.697% FRN 9/27/66 (a)	1,950,000	1,897,948
Series 2007-2A, Class A4A2, 28 day ARS 2.061% FRN 6/25/35 (a)	2,800,000	2,431,794
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 2.397% FRN 2/25/67 (a)	1,000,000	938,427
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 6/25/54 (a)	395,000	368,448
SLC Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + 0.250%
0.991% FRN 6/15/55	1,307,352	1,148,997
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	3,391	1,695,500
Series 2003-11, Class B, 3 mo. USD LIBOR + 0.650% 1.391% FRN 12/15/38	378,181	335,453
Series 2006-7, Class B, 3 mo. USD LIBOR + 0.200% 1.994% FRN 1/27/42	3,082,898	2,715,141
Series 2005-6, Class B, 3 mo. USD LIBOR + 0.290% 2.084% FRN 1/25/44	1,335,697	1,182,569
Series 2005-9, Class B, 3 mo. USD LIBOR + 0.300% 2.094% FRN 1/25/41	982,783	865,015
Series 2005-8, Class B, 3 mo. USD LIBOR + 0.310% 2.104% FRN 1/25/55	479,794	426,316
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD LIBOR + 0.750% 1.455% FRN 11/15/35 (a)	1,200,000	1,056,526

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-A, Class A2B, 1 mo. USD LIBOR + 0.870% 1.575% FRN 7/15/36 (a)	$1,211,000	$1,066,161
Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 1.705% FRN 6/15/37 (a)	3,400,000	2,958,213
Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 2.155% FRN 2/17/32 (a)	277,551	249,919
Series 2015-C, Class A3, 1 mo. USD LIBOR + 1.950% 2.655% FRN 8/16/32 (a)	1,350,000	1,311,126
SoFi Alternative Trust, Series 2019-C, Class PT,
6.163% VRN 1/25/45 (a) (b)	2,879,136	3,035,202
SoFi Professional Loan Program LLC
Series 2015-A, Class RC, 0.000% 3/25/33 (a)	500	412,500
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	2,333,800	1,090,748
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	1,928,100	1,354,490
Series 2018-B, Class R1, 0.000% 8/26/47 (a)	1,727,800	901,332
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	2,069,700	714,047
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	3,162,200	965,303
Series 2016-C, Class A2B, 2.360% 12/27/32 (a)	149,576	145,061
		49,648,159
WL Collateral CMO — 7.2%
Angel Oak Mortgage Trust
Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (b)	2,156,589	2,091,127
Series 2019-6, Class M1, 3.389% VRN 11/25/59 (a) (b)	1,900,000	1,577,265
Series 2017-3, Class M1, 3.900% VRN 11/25/47 (a) (b)	650,000	597,407
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
4.615% VRN 8/25/34 (b)	25,831	23,165
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (b)	1,141,216	1,118,255
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (b)	1,798,000	1,448,547
Countrywide Home Loans, Inc.
Series 2004-2, Class 1A1, 3.722% VRN 2/25/34 (b)	22,709	20,243
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	4,861	4,521

	Principal Amount	Value
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	$490,102	$469,740
Series 2019-4A, Class M1, 3.484% VRN 10/25/59 (a) (b)	1,300,000	1,089,045
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (b)	1,183,861	1,123,838
Series 2018-3A, Class A3, 3.963% VRN 8/25/58 (a) (b)	300,466	285,796
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	1,121,004	1,071,626
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1,
4.304% VRN 8/25/34 (b)	7,306	7,063
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A,
3.885% VRN 8/25/34 (b)	46,236	39,740
JP Morgan Mortgage Trust
Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	681,627	689,671
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	1,165,557	1,179,446
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (b)	814,330	803,575
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	979,936	991,940
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (b)	2,452	2,194
Series 2004-A1, Class IIA2, 3.869% VRN 2/25/34 (b)	75,717	67,341
Series 2003-A4, Class IA, 4.678% VRN 7/25/33 (b)	2,471	2,191
New Residential Mortgage Loan Trust
Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (b)	617,514	632,990
Series 2019-NQM2, Class A3, 3.752% VRN 4/25/49 (a) (b)	749,883	706,286
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	1,323,454	1,259,371
PSMC Trust
Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	1,126,734	1,104,370
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (b)	1,057,870	1,037,299
Sequoia Mortgage Trust
Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	630,840	613,332
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	1,233,947	1,221,663
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (b)	825,157	811,779

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	$611,581	$608,050
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	1,178,873	1,160,416
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	644,582	638,380
Series 2018-7, Class A4, 4.000% VRN 9/25/48 (a) (b)	264,790	263,850
Series 2019-1, Class A4, 4.000% VRN 2/25/49 (a) (b)	147,177	144,028
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	1,416,950	1,343,608
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A,
3.854% VRN 3/25/34 (b)	25,614	23,021
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4,
3.500% VRN 7/25/48 (a) (b)	499,033	486,709
Verus Securitization Trust
Series 2020-1, Class M1, 3.021% VRN 1/25/60 (a) (b)	2,551,000	2,031,080
Series 2019-4, Class M1, 3.207% VRN 11/25/59 (a) (b)	1,100,000	888,398
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	1,614,410	1,571,717
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (b)	667,000	528,961
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%
3.366% FRN 4/25/44	64,505	57,761
		31,836,805
WL Collateral Support CMO — 0.4%
OBX Trust, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (b)	1,830,976	1,901,640

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $271,832,342)		255,090,125

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.5%
Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association (b) Series 2014-131, Class BW 4.047% 5/20/41	$281,639	$291,977
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.217% 3.977% 3/01/37	136,994	143,669
Federal National Mortgage Association
Pool #888586 1 year CMT + 2.196% 4.328% FRN 10/01/34	100,200	105,083
Pool #725692 1 year CMT + 2.138% 4.355% FRN 10/01/33	39,570	41,498
Pool #775539 12 mo. USD LIBOR + 1.636% 4.511% FRN 5/01/34	32,672	34,076
Pool #844564 5.500% 12/01/20	6,158	6,211
Government National Mortgage Association Pool #507545 7.500% 8/15/29	25,183	29,077
		359,614
Whole Loans — 0.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050%
2.997% FRN 7/25/49 (a)	385,830	323,585
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2018-C05, Class 1M1, 1 mo. USD LIBOR + 0.720% 1.667% FRN 1/25/31	188,789	187,530
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 3.097% FRN 9/25/31 (a)	132,800	113,268
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 3.247% FRN 8/25/31 (a)	871,407	747,184
		1,371,567

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,226,520)		2,023,158

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bonds & Notes — 0.4%
U.S. Treasury Note
8.000% 11/15/21 (c)	$1,720,000	$1,936,832

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,962,681)		1,936,832

TOTAL BONDS & NOTES (Cost $458,229,726)		433,809,768

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $609,046)		366,916

TOTAL LONG-TERM INVESTMENTS (Cost $458,838,772)		434,176,684

SHORT-TERM INVESTMENTS — 3.1%
Commercial Paper — 3.1%
Boeing Co.
2.059% 5/20/20 (a)	4,000,000	3,978,794
General Electric Co.
1.874% 5/11/20	500,000	498,121
1.905% 5/04/20	500,000	498,442
Harley-Davidson, Inc.
2.282% 4/02/20 (a)	2,000,000	1,999,819
VW Credit, Inc.
1.826% 6/12/20 (a)	5,000,000	4,966,542
WRKCO, Inc.
1.827% 4/01/20 (a)	2,000,000	1,999,861
		13,941,579

TOTAL SHORT-TERM INVESTMENTS (Cost $13,969,098)		13,941,579

TOTAL INVESTMENTS — 100.7% (Cost $472,807,870) (d)		448,118,263

Other Assets/(Liabilities) — (0.7)%		(3,250,057)

NET ASSETS — 100.0%		$444,868,206

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $286,284,256 or 64.35% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.

(c)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	800,000	$128,960	$39,994	$88,966

Put
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	11,880,000	$237,956	$569,052	$(331,096)
									$366,916	$609,046	$(242,130)

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	6/19/20	351	$46,250,856	$2,428,457

Short
90 Day Eurodollar	6/15/20	5	$(1,218,453)	$(24,985)
U.S. Treasury Ultra 10 Year	6/19/20	201	(29,340,649)	(2,021,632)
U.S. Treasury Note 2 Year	6/30/20	419	(90,742,870)	(1,597,528)
U.S. Treasury Note 5 Year	6/30/20	1,152	(138,794,435)	(5,619,565)
90 Day Eurodollar	9/14/20	5	(1,218,984)	(26,579)
90 Day Eurodollar	12/14/20	5	(1,218,921)	(26,829)
90 Day Eurodollar	3/15/21	4	(975,487)	(21,663)
90 Day Eurodollar	9/13/21	8	(1,951,273)	(42,627)
90 Day Eurodollar	3/14/22	7	(1,706,840)	(37,123)
90 Day Eurodollar	9/19/22	6	(1,462,405)	(31,295)
90 Day Eurodollar	3/13/23	5	(1,217,920)	(25,830)
90 Day Eurodollar	12/18/23	7	(1,703,515)	(35,898)
90 Day Eurodollar	12/16/24	19	(4,618,124)	(95,776)
				$(9,607,330)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps- Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	2,000,000	$13,312	$7,103	$6,209
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	2,200,000	7,641	9,567	(1,926)
						$20,953	$16,670	$4,283

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

Country weightings, as a percentage of net assets, is as follows:

United States	80.6%
Cayman Islands	7.6%
Ireland	1.7%
United Kingdom	1.5%
Netherlands	1.2%
Bermuda	1.1%
Japan	0.9%
Luxembourg	0.8%
Canada	0.7%
Switzerland	0.5%
Sweden	0.5%
Australia	0.3%
Spain	0.2%
Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 74.9%
CORPORATE DEBT — 0.9%
Pharmaceuticals — 0.3%
Becton Dickinson and Co. 3 mo. USD LIBOR + 0.875%
2.250% FRN 12/29/20	$1,020,000	$985,575
Real Estate Investment Trusts (REITS) — 0.6%
SBA Tower Trust
3.156% 10/10/45 (a)	2,000,000	1,997,058

TOTAL CORPORATE DEBT (Cost $2,310,158)		2,982,633

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.8%
Auto Floor Plan ABS — 1.0%
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1 mo. USD LIBOR + .680%
1.385% FRN 10/17/22 (a)	3,300,000	3,127,600
Automobile ABS — 9.6%
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	322,000	317,392
Series 2016-1A, Class C, 4.940% 6/20/22 (a)	1,150,000	1,135,784
Exeter Automobile Receivables Trust, Series 2019-3A, Class A
2.590% 9/15/22 (a)	412,644	410,155
Hertz Vehicle Financing II LP
Series 2016-4A, Class B, 3.290% 7/25/22 (a)	2,000,000	1,989,736
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	2,430,000	2,355,904
Series 2019-1A, Class B, 4.100% 3/25/23 (a)	2,000,000	1,543,994
Series 2015-3A, Class D, 5.330% 9/25/21 (a)	2,232,000	2,019,686
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class C, 2.820% 7/15/24 (a)	8,300,000	8,160,811
Series 2017-2A, Class E, 4.740% 11/14/25 (a)	900,000	889,442
Tesla Auto Lease Trust, Series 2018-B, Class A
3.710% 8/20/21 (a)	5,947,202	5,966,482

	Principal Amount	Value
World Omni Auto Receivables Trust, Series 2019-C, Class A2B, 1 mo. USD LIBOR + .230%
0.935% FRN 2/15/23	$6,000,000	$5,846,377
		30,635,763
Commercial MBS — 2.3%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
2.205% FRN 7/15/35 (a)	1,150,000	919,875
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 2.305% FRN 12/15/36 (a)	1,200,000	1,055,970
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 2.405% FRN 11/15/35 (a)	1,449,000	1,322,206
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.705% FRN 10/15/36 (a)	2,340,731	2,012,960
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
2.455% FRN 12/15/37 (a)	250,836	217,133
DBJPM 17-C6 Mortgage Trust, Series 2017-C6, Class A1
1.907% 6/10/50	647,215	642,875
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM,
5.513% VRN 7/10/38 (b)	113,480	112,957
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000%
1.705% FRN 6/15/32 (a)	893,494	805,200
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
2.505% FRN 5/15/36 (a)	389,000	303,609
		7,392,785
Other ABS — 14.6%
321 Henderson Receivables LLC
Series 2006-2A, Class A1, 1 mo. USD LIBOR + 0.200% 0.905% FRN 6/15/41 (a)	887,354	828,594
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 0.905% FRN 9/15/41 (a)	108,459	106,299
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 0.905% FRN 3/15/42 (a)	455,368	439,355

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
AASET Trust
Series 2017-1A, Class A, 3.967% 5/16/42 (a)	$130,470	$102,509
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,297,808	1,030,499
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + .850%
2.681% FRN 1/15/28 (a)	1,450,000	1,373,149
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M1, 1 mo. USD LIBOR + .410%
1.357% FRN 1/25/36	1,023,781	1,019,407
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150%
1.855% FRN 6/15/28 (a)	920,000	842,441
Avant Loans Funding Trust, Series 2019-B, Class A
2.720% 10/15/26 (a)	1,572,459	1,530,431
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100%
2.894% FRN 4/25/26 (a)	473,304	468,802
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3 mo. USD LIBOR + .890%
2.709% FRN 1/18/29 (a)	1,880,000	1,816,531
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class M1, 1 mo. USD LIBOR + .290%
1.237% FRN 10/25/36	1,309,033	1,293,409
CLI Funding V LLC, Series 2013-1A, Class Note
2.830% 3/18/28 (a)	1,047,939	1,031,615
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + 0.460%
1.407% FRN 9/25/34	3,085	2,540
KREF Ltd.
Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 2.150% FRN 6/15/36 (a)	1,520,000	1,319,981
Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550% 3.350% FRN 6/15/36 (a)	2,110,000	1,371,545
LCM XVIII LP, Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
3.071% FRN 7/15/27 (a)	1,200,000	1,175,141

	Principal Amount	Value
Lendmark Funding Trust, Series 2018-1A, Class A
3.810% 12/21/26 (a)	$410,000	$401,922
Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3 mo. USD LIBOR + 1.080%
2.772% FRN 11/15/28 (a)	3,000,000	2,888,196
Marlette Funding Trust, Series 2019-3A, Class A
2.690% 9/17/29 (a)	3,088,690	2,917,068
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + .800%
2.631% FRN 1/15/28 (a)	1,500,000	1,437,835
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	339,684	324,134
OCP CLO Ltd., Series 2015-10A, Class A1R, 3 mo. USD LIBOR + .820%
2.614% FRN 10/26/27 (a)	1,191,845	1,136,637
Orange Lake Timeshare Trust
Series 2014-AA, Class A, 2.290% 7/09/29 (a)	642,146	632,456
Series 2016-A, Class A, 2.610% 3/08/29 (a)	861,179	828,751
Oxford Finance Funding Trust, Series 2016-1A, Class A
3.968% 6/17/24 (a)	82,296	82,095
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.797% FRN 2/25/23 (a)	270,000	247,636
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	2,572,353	2,515,636
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	689,718	682,171
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	645,282	633,810
Series 2018-1A, Class B, 4.236% 4/20/35	706,468	698,734
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	442,569	439,846
SoFi Consumer Loan Program Trust
Series 2017-4, Class A, 2.500% 5/26/26 (a)	485,296	450,805
Series 2017-6, Class A2, 2.820% 11/25/26 (a)	3,336,204	3,180,069
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	2,472,569	2,459,490
Series 2017-2, Class A, 3.280% 2/25/26 (a)	966,310	962,210

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A
4.110% 7/20/43 (a)	$704,000	$714,941
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A1, 1 mo. USD LIBOR + .850% 1.555% FRN 12/15/20 (a)	2,600,000	2,592,283
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 2.405% FRN 12/15/20 (a)	1,250,000	1,242,350
Series 2017-1A, Class A2, 2.470% 12/15/20 (a)	230,000	229,703
Series 2018-1A, Class A2, 3.730% 3/15/22 (a)	1,000,000	1,022,051
Verizon Owner Trust., Series 2018-1A, Class A1A
2.820% 9/20/22 (a)	1,800,000	1,778,126
		46,251,203
Student Loans ABS — 14.6%
Access Group Inc., Series 2004-A, Class A3, 28 day ARS,
1.699% FRN 7/01/39	800,000	787,228
AccessLex Institute, Series 2005-1, Class B, 3 mo. USD LIBOR + .570%
1.765% FRN 9/22/37	381,055	340,126
Brazos Higher Education Authority, Inc., Series 2006-2, Class B2
2.363% 6/25/42	1,050,000	969,035
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
2.061% FRN 6/28/39	3,100,254	2,672,977
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
2.321% FRN 1/15/37	339,075	293,843
Commonbond Student Loan Trust, Series 2018-CGS, Class C
4.350% 2/25/46 (a)	85,358	81,599
DRB Prime Student Loan Trust
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 2.847% FRN 10/25/44 (a)	1,528,310	1,509,557
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 2.947% FRN 4/25/40 (a)	312,790	294,344
ECMC Group Student Loan Trust
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 2.147% FRN 12/27/66 (a)	1,335,479	1,182,691

	Principal Amount	Value
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 2.297% FRN 7/26/66 (a)	$1,427,741	$1,248,052
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
3.600% FRN 12/01/47 (a)	463,865	458,939
Edsouth Indenture, No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%
2.447% FRN 12/25/58 (a)	750,000	711,504
Education Loan Asset-Backed Trust I, Series 2013-1, Class A1, 1 mo. USD LIBOR + .800%
1.747% FRN 6/25/26 (a)	389,718	363,199
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
1.697% FRN 8/25/42 (a)	1,637,723	1,521,882
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
2.379% FRN 8/25/48 (a)	217,051	203,492
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
2.145% FRN 6/28/39 (a)	307,576	271,332
Laurel Road Prime Student Loan Trust
Series 2017-C, Class A1, 1.497% FRN 11/25/42 (a) (b)	109,660	102,319
Series 2019-A, Class A1FX, 2.340% 10/25/48 (a)	1,475,397	1,373,745
Series 2018-B, Class A2FX, 3.540% 5/26/43 (a)	4,703,176	4,431,848
Navient Student Loan Trust
Series 2019-2A, Class A2, 1 mo. USD LIBOR + 1.000% 1.947% FRN 2/27/68 (a)	2,758,000	2,595,795
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 2.097% FRN 3/25/66 (a)	1,525,013	1,336,607
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 2.197% FRN 6/25/65 (a)	1,607,500	1,470,204
Series 2019-3A, Class B, 1 mo. USD LIBOR + 1.550% 2.497% FRN 7/25/68 (a)	2,550,000	1,946,837
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
2.697% FRN 12/26/40 (a)	176,279	166,695

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 1.365% FRN 3/23/37	$523,365	$502,430
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 1.466% FRN 6/25/41	261,698	227,817
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 1.994% FRN 1/25/38	428,864	370,442
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 2.144% FRN 10/25/40	695,228	623,267
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 6/25/41 (a)	295,000	278,870
Northstar Education Finance, Inc., 3 mo. USD LIBOR + 0.000%
1.894% FRN 4/28/30	273,575	260,858
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 0.971% FRN 12/15/39	336,641	297,531
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 1.021% FRN 3/15/40	1,126,572	988,204
SLM Student Loan Trust
Series 2003-11, Class B, 3 mo. USD LIBOR + 0.650% 1.391% FRN 12/15/38	257,851	228,718
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 1.994% FRN 1/25/70	219,012	195,154
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.004% FRN 10/25/40	270,728	241,762
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.014% FRN 1/25/41	318,794	285,537
Series 2005-8, Class B, 3 mo. USD LIBOR + 0.310% 2.104% FRN 1/25/55	287,876	255,789
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 2.264% FRN 10/25/64	223,171	197,888
SMB Private Education Loan Trust
Series 2019-A, Class A1, 1 mo. USD LIBOR + .350% 1.055% FRN 2/16/26 (a)	932,750	884,335
Series 2019-A, Class A2B, 1 mo. USD LIBOR + 0.870% 1.575% FRN 7/15/36 (a)	1,740,000	1,531,891

	Principal Amount	Value
SoFi Alternative Trust, Series 2019-C, Class PT,
6.163% VRN 1/25/45 (a) (b)	$1,669,064	$1,759,538
SoFi Professional Loan Program LLC
Series 2019-C, Class A1FX, 2.130% 11/16/48 (a)	1,770,892	1,667,473
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	5,822,754	5,644,585
Series 2018-D, Class A2FX, 3.600% 2/25/48 (a)	2,540,000	2,488,377
South Carolina Student Loan Corp., Series 2010-1, Class A2, 3 mo. USD LIBOR + 1.000%
2.794% FRN 7/25/25	1,134,855	1,134,855
		46,399,171
WL Collateral CMO — 8.7%
Angel Oak Mortgage Trust, Series 2018-3, Class A3,
3.238% VRN 5/25/59 (a) (b)	927,333	899,184
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1,
2.666% VRN 7/25/59 (a) (b)	7,814,788	7,602,351
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
2.577% FRN 8/25/49 (a)	3,646,131	3,345,345
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3,
3.030% VRN 7/25/49 (a) (b)	1,017,986	997,504
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, 3.558% VRN 4/25/59 (a) (b)	822,987	788,301
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	1,201,797	1,148,860
JP Morgan Mortgage Trust
Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	309,830	313,487
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	472,980	478,616
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	414,139	419,213
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A3, 3.752% VRN 4/25/49 (a) (b)	417,792	393,502
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	844,758	803,854
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950%
1.897% FRN 2/25/60 (a)	1,881,343	1,818,941
PSMC Trust, Series 2018-1, Class A3,
3.500% VRN 2/25/48 (a) (b)	429,232	420,712

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sequoia Mortgage Trust, Series 2018-3, Class A4,
3.500% VRN 3/25/48 (a) (b)	$370,184	$366,499
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	1,077,428	1,021,659
Verus Securitization Trust
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	785,388	764,619
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (a) (b)	2,333,548	2,224,636
Series 2019-1, Class A3, 4.040% VRN 2/25/59 (a) (b)	4,060,403	3,889,624
		27,696,907

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $170,430,318)		161,503,429

U.S. TREASURY OBLIGATIONS — 23.2%
U.S. Treasury Bonds & Notes — 23.2%
U.S. Treasury Inflation Index
0.125% 1/15/23	2,005,877	1,981,696
0.125% 7/15/24	2,362,724	2,367,763
0.125% 10/15/24	11,310,188	11,448,032
0.125% 7/15/26	4,487,254	4,527,061
0.125% 1/15/30	3,408,670	3,509,571
0.250% 1/15/25	3,049,256	3,076,633
0.250% 7/15/29	2,672,234	2,774,546
0.375% 7/15/25 (c)	3,480,608	3,550,125
0.375% 1/15/27	2,562,744	2,622,423
0.500% 4/15/24	3,528,384	3,579,351
0.500% 1/15/28	2,300,540	2,395,956
0.625% 4/15/23	3,759,153	3,786,533
0.625% 1/15/24	829,103	842,628
0.625% 1/15/26	3,690,870	3,812,219
0.625% 2/15/43	931,185	1,022,281
0.750% 7/15/28	3,000,534	3,208,725
0.750% 2/15/42	1,255,672	1,406,267
0.750% 2/15/45	3,384,693	3,869,699
0.875% 1/15/29	2,758,131	2,995,975
0.875% 2/15/47	747,985	890,433
1.000% 2/15/49	2,567,750	3,190,149
1.375% 2/15/44	553,375	709,305
1.750% 1/15/28	1,477,476	1,679,623
2.000% 1/15/26	1,819,426	2,023,796
2.125% 2/15/40	835,373	1,167,017

	Principal Amount	Value
2.125% 2/15/41	$954,059	$1,328,369
		73,766,176

TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,039,612)		73,766,176

TOTAL BONDS & NOTES (Cost $243,780,088)		238,252,238

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $1,137,772)		662,150

TOTAL LONG-TERM INVESTMENTS (Cost $244,917,860)		238,914,388

SHORT-TERM INVESTMENTS — 24.5%
Commercial Paper — 22.9%
Bemis Co., Inc.
1.676% 4/17/20 (a)	1,600,000	1,597,557
1.859% 4/02/20 (a)	2,400,000	2,399,671
Boeing Co.
2.109% 11/10/20 (a)	4,000,000	3,856,142
British Aerospace Pub Ltd. Co.
1.842% 9/08/20 (a)	4,000,000	3,942,756
Carnival Corp.
2.151% 8/25/20 (a)	4,000,000	3,894,323
Dominion Resources
1.865% 5/27/20	4,000,000	3,979,100
Dupont De Nemours, Inc.
1.841% 4/01/20 (a)	2,200,000	2,199,730
4.093% 6/22/20 (a)	4,000,000	3,970,314
Ei Dupont
1.730% 5/22/20 (a)	1,800,000	1,791,501
1.832% 4/08/20 (a)	2,200,000	2,198,136
Enbridge (us), Inc.
2.039% 4/15/20 (a)	700,000	699,052
2.040% 4/30/20 (a)	3,300,000	3,290,925
Entergy Corp.
1.825% 6/15/20 (a)	4,000,000	3,985,163
Fortive Corp.
2.551% 6/11/20 (a)	2,000,000	1,986,800
Marriott Internation
1.844% 9/28/20 (a)	4,000,000	3,935,644
Mondelez Intl, Inc.
1.792% 5/18/20 (a)	2,843,000	2,830,491
Moodys Corp.
1.988% 6/18/20 (a)	4,000,000	3,988,589

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nextera Energy Cap Hldgs, Inc.
1.873% 4/13/20 (a)	$1,900,000	$1,897,847
1.874% 4/15/20 (a)	2,100,000	2,097,156
Nutrien Ltd.
1.904% 9/16/20 (a)	4,000,000	3,939,911
Reckitt Benckiser Treas
1.843% 9/14/20 (a)	3,500,000	3,473,697
Rogers Communications
1.391% 4/13/20 (a)	2,100,000	2,097,626
Sempra Energy Holdings
1.810% 4/08/20 (a)	4,000,000	3,997,461
Suncor Energy, Inc.
1.854% 4/30/20 (a)	2,000,000	1,994,500
1.915% 4/20/20 (a)	1,000,000	998,218
Transcanada Pipelines Ltd.
1.885% 4/29/20 (a)	1,300,000	1,296,556
1.977% 4/08/20 (a)	700,000	699,556
		73,038,422
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	5,023,196	5,023,196

TOTAL SHORT-TERM INVESTMENTS (Cost $78,330,191)		78,061,618

TOTAL INVESTMENTS — 99.6% (Cost $323,248,051) (e)		316,976,006

Other Assets/(Liabilities) — 0.4%		1,122,767

NET ASSETS — 100.0%		$318,098,773

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $212,070,049 or 66.67% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.

(c)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(d)

Maturity value of $5,023,196. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $5,123,670.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	1,219,750	$196,624	$60,978	$135,646

Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	14,190,000	$311,896	$709,401	$(397,505)

10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	7,670,000	153,630	367,393	(213,763)
									465,526	1,076,794	(611,268)
									$662,150	$1,137,772	$(475,622)

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	6/19/20	1	$152,894	$3,137
U.S. Treasury Note 2 Year	6/30/20	51	11,041,566	197,957
				$201,094
Short
U.S. Treasury Long Bond	6/19/20	4	$(704,424)	$(11,826)
U.S. Treasury Note 5 Year	6/30/20	43	(5,367,272)	(23,180)
				$(35,006)

Centrally Cleared Credit Default Swaps- Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34	1.000%	Quarterly	6/20/25	USD	1,600,000	$10,649	$5,682	$4,967

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.790%	Maturity	U.S. Consumer Price Index	Maturity	BNP Paribas SA*	1/22/22	USD	3,400,000	$(122,037)	$—	$(122,037)
1.823%	Maturity	U.S. Consumer Price Index	Maturity	BNP Paribas SA*	2/04/22	USD	5,500,000	(204,521)	—	(204,521)
1.505%	Maturity	U.S. Consumer Price Index	Maturity	BNP Paribas SA*	2/14/22	USD	6,000,000	(188,274)	—	(188,274)
1.669%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International*	11/08/22	USD	2,500,000	(91,333)	—	(91,333)
								$(606,165)	$—	$(606,165)

*	Contracts are subject to a Master Netting Agreement.

OTC Total Return Swaps

Paid by the Fund			Received by the Fund
Rate/ Reference	Notional		Rate/ Reference	No. of Contracts	Frequency	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
2.02%	USD	6,094,102	Bloomberg Barclays US Treasury Inflation Notes TR Index	19,302	Maturity	BNP Paribas SA*	4/20/20	$136,227	$—	$136,227
1.95%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,708	Maturity	BNP Paribas SA*	6/30/20	367,402	—	367,402
1.74%	USD	25,773,818	Bloomberg Barclays US Treasury Inflation Notes TR Index	79,532	Maturity	BNP Paribas SA*	7/31/20	(102,366)	—	(102,366)
1.95%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,729	Maturity	Goldman Sachs International*	4/30/20	374,155	—	374,155
1.98%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,705	Maturity	Goldman Sachs International*	4/30/20	366,463	—	366,463

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Paid by the Fund			Received by the Fund
Rate/ Reference	Notional		Rate/ Reference	No. of Contracts	Frequency	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
1.99%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,809	Maturity	Goldman Sachs International*	5/29/20	$400,200	$—	$400,200
1.96%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,761	Maturity	Goldman Sachs International*	5/29/20	384,613	—	384,613
1.97%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,708	Maturity	Goldman Sachs International*	5/29/20	367,402	—	367,402
1.74%	USD	25,773,818	Bloomberg Barclays US Treasury Inflation Notes TR Index	79,532	Maturity	Goldman Sachs International*	7/31/20	(102,366)	—	(102,366)
1.40%	USD	38,850,986	Bloomberg Barclays US Treasury Inflation Notes TR Index	118,249	Maturity	Goldman Sachs International*	8/31/20	(682,580)	—	(682,580)
2.03%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,809	Maturity	Morgan Stanley & Co. LLC*	5/01/20	400,200	—	400,200
1.94%	USD	28,871,739	Bloomberg Barclays US Treasury Inflation Notes TR Index	91,307	Maturity	Morgan Stanley & Co. LLC*	6/30/20	600,448	—	600,448
								$2,509,798	$—	$2,509,798

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%
PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
Allstate Corp., The, 3 mo. USD LIBOR + 3.165%
5.100% VRN 1/15/53	130,000	$3,166,800

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,166,800

TOTAL EQUITIES (Cost $3,250,000)		3,166,800
	Principal Amount
BONDS & NOTES — 99.5%
CORPORATE DEBT — 35.4%
Aerospace & Defense — 0.1%
United Technologies Corp.
6.125% 7/15/38	$465,000	668,225
Agriculture — 0.8%
Archer-Daniels-Midland Co.
2.750% 3/27/25	840,000	857,290
BAT Capital Corp.
4.758% 9/06/49	805,000	760,040
Bunge Ltd. Finance Corp.
3.250% 8/15/26	1,383,000	1,254,313
4.350% 3/15/24	2,120,000	2,073,149
Imperial Brands Finance PLC
3.500% 7/26/26 (a)	1,675,000	1,545,974
3.875% 7/26/29 (a)	1,842,000	1,722,552
Reynolds American, Inc.
4.450% 6/12/25	1,320,000	1,327,883
5.850% 8/15/45	1,025,000	1,101,003
		10,642,204
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class B,
4.375% 4/01/24	175,668	164,459
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	1,319,893	1,283,981
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	474,779	411,305
		1,859,745

	Principal Amount	Value
Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC
3.087% 1/09/23	$1,790,000	$1,646,800
3.336% 3/18/21	5,425,000	5,206,915
4.140% 2/15/23	2,355,000	2,182,614
4.375% 8/06/23	1,154,000	1,049,101
5.085% 1/07/21	1,163,000	1,133,576
General Motors Co.
4.200% 10/01/27	1,290,000	1,065,927
5.150% 4/01/38	785,000	567,730
General Motors Financial Co., Inc.
3.500% 11/07/24	2,990,000	2,630,768
4.150% 6/19/23	3,064,000	2,787,006
4.200% 11/06/21	1,466,000	1,399,215
Hyundai Capital America
2.850% 11/01/22 (a)	2,185,000	2,133,711
		21,803,363
Banks — 5.4%
Associated Banc-Corp.
4.250% 1/15/25	2,580,000	2,657,020
Bank of America Corp.
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	925,000	967,944
4.183% 11/25/27	1,380,000	1,426,455
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,125,000	1,293,736
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	615,000	664,854
6.110% 1/29/37	1,275,000	1,638,007
7.750% 5/14/38	1,055,000	1,558,512
The Bank of Nova Scotia
Series BKNT, 2.450% 9/19/22	2,800,000	2,822,874
4.500% 12/16/25	1,885,000	1,936,674
3 mo. USD LIBOR + 2.648% 4.650% VRN (b)	3,550,000	2,711,313
Barclays Bank PLC
10.179% 6/12/21 (a)	5,444,000	5,815,853
Barclays PLC
3 mo. USD LIBOR + 1.380% 3.072% FRN 5/16/24	2,290,000	2,016,587
4.337% 1/10/28	1,600,000	1,626,456
BPCE SA
4.625% 7/11/24 (a)	1,600,000	1,572,883
Citigroup, Inc.
3.875% 3/26/25	1,846,000	1,871,301
8.125% 7/15/39	225,000	352,923
Credit Suisse AG
6.500% 8/08/23 (a)	3,806,000	3,861,491

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Deutsche Bank AG
3.150% 1/22/21	$2,505,000	$2,447,258
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	3,275,000	3,334,638
First Republic Bank
4.375% 8/01/46	4,530,000	4,818,257
Fulton Financial Corp.
3.600% 3/16/22	1,485,000	1,496,222
The Goldman Sachs Group, Inc.
4.250% 10/21/25	375,000	386,557
5.950% 1/15/27	1,333,000	1,509,390
6.250% 2/01/41	440,000	592,209
6.750% 10/01/37	1,065,000	1,409,809
HSBC Holdings PLC
4.250% 3/14/24	2,041,000	2,094,394
4.250% 8/18/25	1,328,000	1,371,274
ING Groep NV
3.550% 4/09/24	1,465,000	1,472,071
4.100% 10/02/23	3,145,000	3,227,708
JP Morgan Chase & Co.
5.600% 7/15/41	1,225,000	1,628,107
Morgan Stanley
4.350% 9/08/26	3,925,000	4,157,638
5.000% 11/24/25	1,250,000	1,368,419
Truist Bank
2.250% 3/11/30	1,755,000	1,604,690
Valley National Bancorp
5.125% 9/27/23	1,710,000	1,784,750
Wells Fargo & Co.
5.375% 11/02/43	851,000	997,600
5.606% 1/15/44	620,000	742,235
		71,238,109
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	4,975,000	5,418,590
The Coca-Cola Co.
2.950% 3/25/25	1,300,000	1,392,758
Keurig Dr Pepper, Inc.
3.551% 5/25/21	820,000	829,619
Molson Coors Beverage Co.
4.200% 7/15/46	1,689,000	1,509,804
5.000% 5/01/42	350,000	339,316
		9,490,087
Building Materials — 0.0%
Standard Industries, Inc.
5.500% 2/15/23 (a)	531,000	512,415

	Principal Amount	Value
Chemicals — 1.0%
CF Industries, Inc.
3.400% 12/01/21 (a)	$650,000	$638,717
DuPont de Nemours, Inc.
3.766% 11/15/20	700,000	702,197
5.319% 11/15/38	2,075,000	2,330,670
Huntsman International LLC
5.125% 11/15/22	1,137,000	1,165,425
Syngenta Finance NV
3.698% 4/24/20 (a)	2,040,000	2,036,076
4.441% 4/24/23 (a)	2,400,000	2,260,892
Yara International ASA
4.750% 6/01/28 (a)	3,932,000	3,965,414
		13,099,391
Commercial Services — 0.2%
Cintas Corp. No 2
3.700% 4/01/27	1,675,000	1,720,263
ERAC USA Finance LLC
6.700% 6/01/34 (a)	355,000	460,005
		2,180,268
Computers — 0.7%
Dell International LLC/EMC Corp.
6.020% 6/15/26 (a)	3,164,000	3,265,506
Genpact Luxembourg Sarl
3.375% 12/01/24	4,235,000	4,252,393
3.700% STEP 4/01/22	2,295,000	2,336,249
		9,854,148
Diversified Financial Services — 2.6%
Aircastle Ltd.
4.400% 9/25/23	3,835,000	3,667,466
5.000% 4/01/23	1,950,000	1,903,790
Ameriprise Financial, Inc.
3.000% 4/02/25 (c)	1,190,000	1,184,966
Antares Holdings LP
6.000% 8/15/23 (a)	3,935,000	4,053,060
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,380,000	2,351,404
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (a)	1,740,000	1,364,565
Brookfield Finance, Inc.
4.850% 3/29/29	2,168,000	2,300,087
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	790,000	842,994
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,725,000	1,110,900
Lazard Group LLC
3.625% 3/01/27	1,209,000	1,211,850

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.750% 2/13/25	$210,000	$207,109
4.500% 9/19/28	2,055,000	2,060,326
LeasePlan Corp. NV
2.875% 10/24/24 (a)	1,930,000	1,890,583
Legg Mason, Inc.
5.625% 1/15/44	1,161,000	1,233,181
Mastercard, Inc.
3.350% 3/26/30	470,000	520,492
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (a)	2,225,000	1,930,066
5.250% 8/15/22 (a)	6,015,000	5,435,250
5.500% 2/15/24 (a)	685,000	589,442
		33,857,531
Electric — 2.0%
Appalachian Power Co.
4.500% 3/01/49	1,500,000	1,561,629
Avangrid, Inc.
3.800% 6/01/29	1,931,000	1,974,476
CenterPoint Energy, Inc.
2.500% 9/01/22	1,305,000	1,275,518
4.250% 11/01/28	2,000,000	2,049,397
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	589,000	684,448
CMS Energy Corp.
4.700% 3/31/43	655,000	708,578
4.875% 3/01/44	700,000	755,868
Duke Energy Corp.
3.750% 9/01/46	1,340,000	1,282,824
Duke Energy Progress, Inc.
6.125% 9/15/33	37,000	47,121
Florida Power & Light Co.
2.850% 4/01/25	395,000	411,827
Infraestructura Energetica Nova SAB de CV
3.750% 1/14/28 (a)	1,505,000	1,309,350
IPALCO Enterprises, Inc.
3.450% 7/15/20	4,085,000	4,084,385
3.700% 9/01/24	2,040,000	2,114,215
Nevada Power Co.
6.650% 4/01/36	1,000,000	1,321,701
Nextera Energy Capital Co. Guar
2.900% 4/01/22	885,000	899,140
Oncor Electric Delivery Co.
7.500% 9/01/38	130,000	198,079
Pennsylvania Electric Co.
4.150% 4/15/25 (a)	2,090,000	2,070,720
PPL Capital Funding, Inc.
4.000% 9/15/47	1,050,000	973,427

	Principal Amount	Value
Southwestern Electric Power Co.
6.200% 3/15/40	$1,815,000	$2,396,675
		26,119,378
Electronics — 0.1%
Arrow Electronics, Inc.
5.125% 3/01/21	750,000	759,777
Foods — 0.4%
Ingredion, Inc.
3.200% 10/01/26	765,000	819,966
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (a)	928,000	958,160
Kraft Heinz Foods Co.
3.950% 7/15/25	1,262,000	1,255,926
Mars, Inc.
3.950% 4/01/49 (a)	2,185,000	2,367,393
		5,401,445
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd.
4.000% 1/14/25	1,225,000	1,131,300
Gas — 0.3%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,500,000	2,085,532
NiSource, Inc.
4.800% 2/15/44	1,350,000	1,362,372
		3,447,904
Health Care – Services — 0.3%
Advocate Health Corp.
3.829% 8/15/28	960,000	1,053,335
City of Hope
4.378% 8/15/48	1,275,000	1,522,743
Humana, Inc.
4.800% 3/15/47	780,000	869,174
		3,445,252
Housewares — 0.3%
Newell Brands, Inc.
4.100% STEP 4/01/23	3,558,000	3,611,188
Insurance — 4.5%
Aflac, Inc.
3.600% 4/01/30 (c)	1,990,000	2,015,544
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	4,970,000	4,423,300
American International Group, Inc.
3.300% 3/01/21	1,009,000	1,009,745
4.200% 4/01/28	1,300,000	1,339,538
4.500% 7/16/44	1,200,000	1,216,868
4.750% 4/01/48	450,000	474,910

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	$3,395,000	$2,971,304
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,330,000	4,276,707
Arch Capital Group US, Inc.
5.144% 11/01/43	500,000	615,736
Athene Global Funding
2.500% 1/14/25 (a)	3,535,000	3,329,819
Athene Holding Ltd.
4.125% 1/12/28	8,157,000	7,366,612
6.150% 4/03/30 (c)	590,000	588,867
AXIS Specialty Finance LLC
3.900% 7/15/29	1,115,000	1,154,101
5 year CMT + 3.186% 4.900% VRN 1/15/40	1,670,000	1,436,200
AXIS Specialty Finance PLC
4.000% 12/06/27	2,760,000	2,892,819
Brown & Brown, Inc.
4.200% 9/15/24	1,278,000	1,347,851
CNO Financial Group, Inc.
5.250% 5/30/25	3,264,000	3,396,599
Enstar Group Ltd.
4.500% 3/10/22	1,815,000	1,810,331
4.950% 6/01/29	2,050,000	1,930,733
Markel Corp.
3.350% 9/17/29	715,000	674,281
The Progressive Corp.
3.950% 3/26/50	245,000	286,108
3 mo. USD LIBOR + 2.539% 5.375% VRN (b)	1,950,000	1,650,714
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,300,000	1,221,610
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48 (d)	2,730,000	2,525,250
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	650,000	630,500
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,506,484
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084%
4.700% VRN 1/23/48	1,010,000	828,200
Willis North America, Inc.
2.950% 9/15/29	1,200,000	1,139,389
4.500% 9/15/28	2,135,000	2,345,665
XLIT Ltd.
4.450% 3/31/25	2,564,000	2,647,932
		59,053,717

	Principal Amount	Value
Internet — 0.2%
Amazon.com, Inc.
4.050% 8/22/47	$2,055,000	$2,677,518
Investment Companies — 1.0%
Ares Capital Corp.
3.500% 2/10/23	3,465,000	3,096,672
BlackRock TCP Capital Corp.
3.900% 8/23/24	4,215,000	3,879,138
4.125% 8/11/22	2,810,000	2,882,609
TPG Specialty Lending, Inc.
3.875% 11/01/24	4,505,000	3,974,068
		13,832,487
Iron & Steel — 0.2%
Vale Overseas Ltd.
6.250% 8/10/26	1,550,000	1,674,031
6.875% 11/21/36	825,000	916,171
		2,590,202
Machinery – Diversified — 0.2%
CNH Industrial Capital LLC
3.875% 10/15/21	2,870,000	2,855,009
Miscellaneous – Manufacturing — 0.1%
Carlisle Cos., Inc.
2.750% 3/01/30	1,485,000	1,296,219
General Electric Co.
6.875% 1/10/39	429,000	530,712
		1,826,931
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484% 10/23/45	1,905,000	2,298,040
Comcast Corp.
3.400% 4/01/30	1,060,000	1,148,933
3.400% 7/15/46	1,450,000	1,566,721
3.450% 2/01/50	1,675,000	1,835,138
3.969% 11/01/47	660,000	750,620
4.750% 3/01/44	925,000	1,174,697
Discovery Communications LLC
3.950% 3/20/28	1,907,000	1,869,477
5.000% 9/20/37	975,000	947,006
Grupo Televisa SAB
6.625% 3/18/25	2,637,000	2,902,446
Time Warner Cable, Inc.
6.750% 6/15/39	655,000	741,717
		15,234,795
Mining — 1.0%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	857,000	688,229

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Glencore Funding LLC
3.875% 10/27/27 (a)	$950,000	$847,245
4.000% 4/16/25 (a)	2,150,000	2,083,291
4.625% 4/29/24 (a)	4,085,000	3,735,733
Kinross Gold Corp.
4.500% 7/15/27	996,000	937,445
5.125% 9/01/21	3,325,000	3,333,313
Teck Resources Ltd.
6.000% 8/15/40	1,075,000	921,576
		12,546,832
Oil & Gas — 1.6%
Cenovus Energy, Inc.
4.250% 4/15/27	1,475,000	722,288
6.750% 11/15/39	1,000,000	484,322
Diamondback Energy, Inc.
3.250% 12/01/26	1,420,000	1,001,898
EQT Corp.
3.000% 10/01/22	1,840,000	1,536,400
3.900% 10/01/27	5,620,000	3,876,114
6.125% STEP 2/01/25	2,200,000	1,694,220
Marathon Petroleum Corp.
4.500% 4/01/48	495,000	356,846
4.750% 9/15/44	625,000	475,180
6.500% 3/01/41	1,060,000	982,856
Newfield Exploration Co.
5.375% 1/01/26	1,875,000	979,294
5.625% 7/01/24	1,200,000	643,970
5.750% 1/30/22	2,110,000	1,436,556
Occidental Petroleum Corp.
6.600% 3/15/46	1,228,000	573,097
Ovintiv, Inc.
6.500% 2/01/38	530,000	230,147
Patterson-UTI Energy, Inc.
3.950% 2/01/28	2,060,000	807,814
Petroleos Mexicanos
5.350% 2/12/28	1,925,000	1,342,707
6.375% 1/23/45	640,000	404,736
6.500% 3/13/27	295,000	217,619
6.625% 6/15/38	202,000	132,310
Saudi Arabian Oil Co.
4.250% 4/16/39 (a)	2,580,000	2,554,430
		20,452,804
Oil & Gas Services — 0.2%
National Oilwell Varco, Inc.
3.600% 12/01/29	1,605,000	1,198,159
3.950% 12/01/42	1,778,000	1,113,722
		2,311,881

	Principal Amount	Value
Packaging & Containers — 0.3%
Amcor Finance USA, Inc.
3.625% 4/28/26 (a)	$3,960,000	$4,115,111
Pharmaceuticals — 1.8%
AbbVie, Inc.
2.300% 11/21/22 (a)	1,348,000	1,349,057
4.050% 11/21/39 (a)	1,345,000	1,383,479
4.700% 5/14/45	1,465,000	1,645,474
Allergan Funding SCS
3.800% 3/15/25	1,700,000	1,740,535
Becton Dickinson and Co.
4.685% 12/15/44	800,000	840,640
Bristol-Myers Squibb Co.
4.350% 11/15/47 (a)	1,150,000	1,448,163
Cigna Corp.
4.800% 7/15/46 (a)	1,105,000	1,306,884
CVS Health Corp.
4.300% 3/25/28	1,325,000	1,417,278
5.050% 3/25/48	1,370,000	1,565,263
6.125% 9/15/39	895,000	1,122,224
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,841,938	2,099,743
McKesson Corp.
4.883% 3/15/44	800,000	898,539
Mylan NV
3.950% 6/15/26	2,765,000	2,728,608
5.250% 6/15/46	1,750,000	1,669,994
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	1,352,000	1,291,403
Zoetis, Inc.
4.450% 8/20/48	505,000	561,084
		23,068,368
Pipelines — 1.5%
Cheniere Energy Partners LP
4.500% 10/01/29 (a)	1,440,000	1,252,800
Energy Transfer Operating LP
4.200% 4/15/27	2,425,000	1,954,377
5.875% 1/15/24	1,125,000	1,062,362
6.125% 12/15/45	1,385,000	1,236,555
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	2,635,000	1,317,500
EnLink Midstream Partners LP
4.150% 6/01/25	2,972,000	1,440,528
4.850% 7/15/26	996,000	489,733
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	1,000,000	685,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	$1,120,000	$784,000
EQM Midstream Partners LP
4.750% 7/15/23	2,870,000	2,077,019
MPLX LP
4.500% 4/15/38	1,115,000	870,642
6.250% 10/15/22 (a)	624,000	561,739
3 mo. USD LIBOR + 4.652% 6.875% VRN (b)	3,550,000	2,165,500
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (b)	2,590,000	1,295,000
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	1,089,000	844,760
4.700% 6/15/44	1,525,000	1,002,855
Sunoco Logistics Partners Operations LP
5.300% 4/01/44	500,000	393,185
Western Midstream Operating LP
4.500% 3/01/28	615,000	295,129
		19,728,684
Private Equity — 0.3%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,045,000	941,379
Carlyle Finance Subsidiary LLC
3.500% 9/19/29 (a)	1,345,000	1,204,061
KKR Group Finance Co. VI LLC
3.750% 7/01/29 (a)	1,480,000	1,475,345
		3,620,785
Real Estate Investment Trusts (REITS) — 1.6%
Alexandria Real Estate Equities, Inc.
2.750% 12/15/29	1,035,000	906,832
American Tower Trust #1
3.652% 3/15/48 (a)	1,810,000	1,758,508
Crown Castle International Corp.
5.200% 2/15/49	729,000	807,740
Healthcare Trust of America Holdings LP
3.500% 8/01/26	2,375,000	2,348,249
Service Properties Trust
4.500% 6/15/23	953,000	715,876
4.950% 10/01/29	1,445,000	1,251,380
Spirit Realty LP
3.200% 1/15/27	1,220,000	1,108,485
3.400% 1/15/30	490,000	421,026
4.000% 7/15/29	1,765,000	1,724,734

	Principal Amount	Value
Store Capital Corp.
4.625% 3/15/29	$1,360,000	$1,289,094
Tanger Properties LP
3.875% 12/01/23	1,777,000	1,851,464
UDR, Inc.
3.200% 1/15/30	950,000	934,837
Vereit Operating Partnership LP
3.100% 12/15/29	3,615,000	3,121,485
4.625% 11/01/25	2,525,000	2,356,429
		20,596,139
Retail — 0.3%
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (a)	3,375,000	3,280,534
O’Reilly Automotive, Inc.
4.200% 4/01/30	1,205,000	1,246,536
		4,527,070
Semiconductors — 0.4%
Intel Corp.
3.750% 3/25/27	2,200,000	2,442,131
KLA Corp.
3.300% 3/01/50	1,540,000	1,442,793
Microchip Technology, Inc.
3.922% 6/01/21	955,000	930,538
		4,815,462
Software — 0.7%
Broadridge Financial Solutions, Inc.
2.900% 12/01/29	1,600,000	1,513,430
Microsoft Corp.
4.450% 11/03/45	2,560,000	3,366,353
Oracle Corp.
2.950% 4/01/30 (c)	3,245,000	3,267,343
3.600% 4/01/50 (c)	1,215,000	1,215,031
		9,362,157
Telecommunications — 1.0%
AT&T, Inc.
3.000% 6/30/22	111,000	111,966
4.750% 5/15/46	4,225,000	4,672,514
5.250% 3/01/37	1,963,000	2,290,214
6.250% 3/29/41	15,000	18,491
Crown Castle Towers LLC
4.241% 7/15/48 (a)	1,750,000	1,769,307
Embarq Corp.
7.995% 6/01/36	200,000	198,000
Qwest Corp
6.750% 12/01/21	908,000	940,960
Telefonica Emisiones SAU
4.665% 3/06/38	1,040,000	1,083,707

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc.
3.125% 3/16/22	$817,000	$841,161
4.000% 3/22/50	140,000	165,569
6.550% 9/15/43	996,000	1,246,109
		13,337,998
Transportation — 0.3%
Autoridad del Canal de Panama
4.950% 7/29/35 (a)	1,340,000	1,534,300
CSX Corp.
4.750% 11/15/48	820,000	943,997
Kansas City Southern
2.875% 11/15/29	380,000	364,525
Pacific National Finance Pty Ltd.
4.625% 9/23/20 (a)	845,000	854,600
		3,697,422
Venture Capital — 0.2%
Hercules Capital, Inc.
4.625% 10/23/22	3,220,000	3,067,289

TOTAL CORPORATE DEBT (Cost $487,881,060)		462,440,391

MUNICIPAL OBLIGATIONS — 0.6%
JobsOhio Beverage System Series B, Revenue Bonds
4.532% 1/01/35	3,050,000	3,651,734
New York City Water & Sewer System, Revenue Bonds
5.882% 6/15/44	390,000	581,744
State of California BAB
General Obligation, 7.550% 4/01/39	1,405,000	2,279,894
General Obligation, 7.600% 11/01/40	900,000	1,497,708
		8,011,080

TOTAL MUNICIPAL OBLIGATIONS (Cost $7,026,628)		8,011,080

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.1%
Automobile ABS — 1.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	1,577,000	1,554,431
Carvana Auto Receivables Trust, Series 2019-4A, Class D
3.070% 7/15/25 (a)	2,109,000	2,060,189

	Principal Amount	Value
Hertz Vehicle Financing II LP
Series 2019-3A, Class B, 3.030% 12/26/25 (a)	$2,938,000	$2,915,419
Series 2019-3A, Class C, 3.430% 12/26/25 (a)	2,971,400	2,967,772
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B
3.950% 11/14/28 (a)	2,383,000	2,349,468
Santander Revolving Auto Loan Trust
Series 2019-A, Class B, 2.800% 1/26/32 (a)	1,111,000	1,091,659
Series 2019-A, Class C, 3.000% 1/26/32 (a)	717,000	704,471
Series 2019-A, Class D, 3.450% 1/26/32 (a)	1,408,000	1,383,240
		15,026,649
Commercial MBS — 4.7%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.112% VRN 7/05/40 (a) (e)	4,140,000	4,813,160
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
2.055% FRN 9/15/34 (a)	760,000	625,279
BANK
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (e)	917,000	850,503
Series 2019-BN16, Class AS, 4.267% 2/15/52	822,500	857,389
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (e)	684,276	650,432
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (e)	2,200,000	1,953,837
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (e)	1,590,000	1,344,234
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (e)	1,220,000	961,644
Benchmark Mortgage Trust, Series 2019-B14, Class AS
3.352% 12/15/62	3,650,000	3,581,129
BHMS Mortgage Trust
Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.955% FRN 7/15/35 (a)	5,180,000	4,324,850
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 2.205% FRN 7/15/35 (a)	4,800,000	3,839,478
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 2.405% FRN 11/15/35 (a)	2,142,000	1,954,565

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 2.505% FRN 10/15/36 (a)	$2,054,111	$1,797,298
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.705% FRN 10/15/36 (a)	2,497,417	2,147,706
BX Trust, Series 2018-IND, Class B, 1 mo. USD LIBOR + .900%
1.605% FRN 11/15/35 (a)	770,000	716,096
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
2.455% FRN 12/15/37 (a)	1,104,426	956,031
Century Plaza Towers
Series 2019-CPT, Class D, 2.997% VRN 11/13/39 (a) (e)	1,256,000	1,148,192
Series 2019-CPT, Class E, 2.997% VRN 11/13/39 (a) (e)	1,961,000	1,647,088
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	882,167
Commercial Mortgage Pass-Through Certificates
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (e)	1,200,000	1,171,744
Series 2015-CR23, Class C, 4.304% VRN 5/10/48 (e)	1,050,000	965,002
DBUBS Mortgage Trust, Series 2011-LC1A, Class B,
5.471% VRN 11/10/46 (a) (e)	860,000	862,018
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM,
5.513% VRN 7/10/38 (e)	552,066	549,518
GS Mortgage Securities Corp.
Series 2019-GC39, Class C, 4.005% VRN 5/10/52 (e)	1,357,000	1,129,202
Series 2012-GC6, Class AS, 4.948% 1/10/45 (a)	800,000	820,798
Jackson Park Trust, Series 2019-LIC, Class C,
3.131% VRN 10/14/39 (a) (e)	2,900,000	2,662,967
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class B
3.898% 2/15/48	2,800,000	2,493,764
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class C,
4.184% VRN 10/15/50 (e)	2,900,000	2,569,010
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
2.505% FRN 5/15/36 (a)	1,730,000	1,350,240

	Principal Amount	Value
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/06/30 (a)	$1,185,000	$1,168,514
Series 2020-ABC, Class B, 3.477% VRN 2/06/30 (a) (e)	1,278,000	1,184,039
MKT Mortgage Trust
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (a) (e)	595,000	523,089
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (a) (e)	1,220,000	1,015,026
Morgan Stanley Capital I Trust
Series 2019-L2, Class AS, 4.272% 3/15/52	2,450,000	2,551,395
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (e)	740,000	715,209
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (e)	825,000	820,891
Wells Fargo Commercial Mortgage Trust
Series 2019-C49, Class AS, 4.244% 3/15/52	1,492,000	1,582,797
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (e)	1,400,000	1,464,475
Series 2018-C45, Class B, 4.556% 6/15/51	390,000	376,524
		61,027,300
Other ABS — 14.7%
321 Henderson Receivables LLC, Series 2015-1A, Class A
3.260% 9/15/72 (a)	2,908,470	3,028,670
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	1,952,156	1,399,219
Series 2019-1, Class A, 3.844% 5/15/39 (a)	2,445,936	1,842,780
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,771,333	1,406,492
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	2,345,628	2,339,063
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR, 3 mo. USD LIBOR + 2.850%
4.681% FRN 7/15/32 (a)	1,000,000	828,190
Apidos CLO XXV, Series 2016-25A, Class A2R, 3 mo. USD LIBOR + 1.700%
3.519% FRN 10/20/31 (a)	2,610,000	2,320,277
Arbys Funding LLC, Series 2015-1A, Class A2
4.969% 10/30/45 (a)	2,106,500	2,025,251

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ascentium Equipment Receivables Trust
Series 2018-2A, Class D, 4.150% 7/10/24 (a)	$2,834,000	$2,844,163
Series 2019-1A, Class E, 4.310% 4/12/27 (a)	1,506,000	1,518,493
Assurant CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.250%
4.069% FRN 10/20/31 (a)	1,400,000	1,138,019
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class A1R, 3 mo. USD LIBOR + 1.280%
2.918% FRN 11/27/31 (a)	2,400,000	2,257,234
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
5.431% FRN 1/15/28 (a)	1,000,000	828,325
Ballyrock CLO 2019-2 Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 4.100%
5.998% FRN 11/20/30 (a)	800,000	648,638
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090%
2.909% FRN 4/20/31 (a)	1,920,000	1,803,754
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.500%
5.331% FRN 1/15/29 (a)	700,000	565,945
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950%
3.859% FRN 10/15/32 (a)	750,000	645,564
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800%
3.631% FRN 7/15/32 (a)	2,750,000	2,461,885
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	558,191	559,264
CAL Funding II Ltd., Series 2018-2A, Class A
4.340% 9/25/43 (a)	1,258,000	1,236,679
Canyon Capital CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750%
4.838% FRN 10/15/32 (a)	400,000	331,492
Capital Automotive REIT
Series 2014-1A, Class A, 3.660% 10/15/44 (a)	1,048,533	1,028,265
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	905,729	901,534

	Principal Amount	Value
Carlyle Global Market Strategies CLO Ltd.
Series 2018-4A, Class A2, 3 mo. USD LIBOR + 1.800% 3.619% FRN 1/20/31 (a)	$1,080,000	$969,376
Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.850% 4.645% FRN 7/28/28 (a)	310,000	248,968
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	618,633	599,300
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	493,000	458,490
Castlelake Aircraft Securitization, Series 2019-1A, Class A
3.967% 4/15/39 (a)	2,968,422	2,076,800
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	3,136,721	2,279,514
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100%
3.931% FRN 1/15/31 (a)	1,200,000	1,090,939
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
3.016% FRN 11/16/30 (a)	2,100,000	1,988,141
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
3.019% FRN 10/20/30 (a)	2,120,000	2,002,989
CLI Funding V LLC, Series 2014-1A, Class A
3.290% 6/18/29 (a)	836,659	795,792
CLI Funding VI LLC, Series 2017-1A, Class A
3.620% 5/18/42 (a)	2,107,596	1,733,075
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%
1.407% FRN 9/25/34	15,355	12,640
Crestline Denali CLO XIV Ltd., Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280%
3.086% FRN 10/23/31 (a)	1,300,000	1,190,626
Cronos Containers Program Ltd., Series 2014-2A, Class A
3.270% 11/18/29 (a)	448,148	438,022
DB Master Finance LLC, Series 2019-1A, Class A23
4.352% 5/20/49 (a)	1,922,473	1,713,871
Diamond Resorts Owner Trust, Series 2016-1, Class A
3.080% 11/20/28 (a)	896,406	883,993

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668% 10/25/49 (a)	$1,386,525	$1,233,763
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	1,487,350	1,428,385
Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	654,925	594,464
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	3,618,750	3,363,501
Dryden 72 CLO Ltd., Series 2019-72A, Class B, 3 mo. USD LIBOR + 1.900%
3.592% FRN 5/15/32 (a)	1,700,000	1,508,917
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750%
3.581% FRN 10/15/30 (a)	1,700,000	1,505,930
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450%
3.269% FRN 4/20/31 (a)	3,500,000	3,270,848
Elmwood CLO III Ltd., Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950%
3.807% FRN 10/15/32 (a)	1,300,000	1,118,749
Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD LIBOR + 1.240%
1.000% FRN 4/15/33 (a)	1,000,000	929,999
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	435,096	434,367
Flatiron CLO Ltd.
Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900% 3.795% FRN 11/16/32 (a)	1,300,000	1,124,881
Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.700% 4.595% FRN 11/16/32 (a)	250,000	204,797
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 1.000%
2.819% FRN 4/20/31 (a)	1,100,000	1,033,238
Global Container Assets Ltd., Series 2015-1A, Class A2
3.450% 2/05/30 (a)	823,472	800,078
Global SC Finance II SRL, Series 2014-1A, Class A1
3.190% 7/17/29 (a)	216,667	184,572
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class C, 3 mo. USD LIBOR + 2.700%
4.519% FRN 10/20/32 (a)	500,000	418,737

	Principal Amount	Value
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 10/15/54 (a)	$4,025,375	$3,814,141
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,731,742	1,685,106
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	814,602	819,817
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,701,510	1,715,760
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (e)	2,111,957	2,149,081
Helios Issuer LLC, Series 2017-1A, Class A
4.940% 9/20/49 (a)	1,462,820	1,372,830
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	980,913	994,921
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	988,091	970,458
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	299,906	308,850
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	970,167	1,003,698
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	241,186	251,836
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,748,426	1,816,335
Highbridge Loan Management Ltd.
Series 12A-18, Class B, 3 mo. USD LIBOR + 1.850% 3.669% FRN 7/18/31 (a)	1,700,000	1,412,037
Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150% 3.981% FRN 10/15/30 (a)	1,000,000	836,313
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	1,120,188	820,092
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A
3.721% 7/15/39 (a)	1,550,205	1,084,420
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	2,990,072	2,092,001
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380%
3.496% FRN 10/26/32 (a)	900,000	821,897
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A
3.870% 3/15/58 (a)	659,651	622,826
JG Wentworth XLII LLC, Series 2018-2A, Class A
3.960% 10/15/75 (a)	1,619,589	1,692,584

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KKR Financial CLO Ltd.
Series 24, Class A1, 3 mo. USD LIBOR + 1.360% 3.179% FRN 4/20/32 (a)	$1,800,000	$1,685,122
Series 25, Class B1, 3 mo. USD LIBOR + 2.000% 3.831% FRN 4/15/32 (a)	1,500,000	1,319,346
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	2,181,667	1,670,161
Lunar Aircraft Ltd., Series 2020-1A, Class A
3.376% 2/15/45 (a)	2,310,000	1,615,038
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	2,683,700	1,876,146
Madison Park Funding XIV Ltd., Series 2014-14A, Class CRR, 3 mo. USD LIBOR + 2.200%
4.002% FRN 10/22/30 (a)	790,000	670,460
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200%
4.019% FRN 10/18/30 (a)	680,000	575,245
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600%
3.431% FRN 7/15/30 (a)	2,090,000	1,881,803
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, 3 mo. USD LIBOR + 1.700%
3.506% FRN 1/23/31 (a)	1,000,000	900,743
Magnetite XV Ltd., Series 2015-15A, Class CR, 3 mo. USD LIBOR + 1.800%
3.594% FRN 7/25/31 (a)	2,830,000	2,405,661
Mariner Finance Issuance Trust, Series 2018-AA, Class A
4.200% 11/20/30 (a)	2,235,000	2,189,325
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	664,629	658,855
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	289,740	278,102
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	318,819	311,658
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250%
3.069% FRN 10/20/30 (a)	1,850,000	1,711,860
MVW Owner Trust, Series 2017-1A, Class A
2.420% 12/20/34 (a)	241,099	229,384

	Principal Amount	Value
NP SPE II LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	$2,190,000	$2,144,318
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 3 mo. USD LIBOR + 2.200%
4.019% FRN 10/20/30 (a)	1,180,000	992,070
OHA Credit Funding Ltd.
Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 3.266% FRN 10/22/32 (a)	1,250,000	1,175,229
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 4.586% FRN 10/22/32 (a)	1,000,000	847,981
OneMain Financial Issuance Trust, Series 2019-2A, Class A
3.140% 10/14/36 (a)	10,200,000	10,046,124
Oxford Finance Funding Trust
Series 2020-1A, Class A2, 3.101% 2/15/28 (a)	1,894,000	1,884,812
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	308,608	307,857
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,829,446	1,278,946
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,977,538	2,713,106
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.797% FRN 2/25/23 (a)	1,180,000	1,082,260
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.850%
3.644% FRN 10/25/31 (a)	1,030,000	902,372
Sierra Receivables Funding LLC
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	102,513	101,338
Series 2018-2A, Class C, 3.940% 6/20/35 (a)	724,024	719,986
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	2,080,650	2,067,848
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	1,196,035	1,181,116
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
3.992% FRN 8/18/31 (a)	1,660,000	1,331,559
Store Master Funding I-VII, Series 2018-1A, Class A2
4.290% 10/20/48 (a)	1,475,509	1,465,175

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Store Master Funding I-VII and XIV, Series 2019-1, Class A2
3.650% 11/20/49 (a)	$3,641,841	$3,271,005
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800%
1.747% FRN 11/25/35 (a)	1,535,277	1,438,970
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	233,231	231,497
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	632,539	565,603
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,880,692	1,915,887
Taco Bell Funding LLC
Series 2018-1A, Class A2II, 4.940% 11/25/48 (a)	1,422,000	1,422,306
Series 2016-1A, Class A23, 4.970% 5/25/46 (a)	1,945,000	1,755,034
TAL Advantage VI LLC, Series 2017-1A, Class A
4.500% 4/20/42 (a)	1,779,878	1,799,183
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A
3.960% 4/20/44 (a)	500,400	478,527
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
3.519% FRN 1/20/31 (a)	2,440,000	2,120,597
TICP CLO XIV Ltd., Series 2019-14A, Class A2, 3 mo. USD LIBOR + 1.900%
4.021% FRN 10/20/32 (a)	250,000	216,622
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (a)	4,127,000	3,671,319
Series 2019-1A, Class A, 3.820% 4/17/49 (a)	4,410,981	4,104,864
Series 2018-1A, Class A2, 4.620% 6/17/48 (a)	2,370,000	2,200,870
Trip Rail Master Funding LLC, Series 2017-1A, Class A1
2.709% 8/15/47 (a)	274,269	271,249
Triton Container Finance IV LLC, Series 2017-2A, Class A
3.620% 8/20/42 (a)	2,571,415	2,581,081
Triton Container Finance VI LLC, Series 2017-1A, Class A
3.520% 6/20/42 (a)	683,832	685,483

	Principal Amount	Value
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	$2,563,891	$1,692,496
Voya CLO Ltd.
Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700% 3.519% FRN 10/20/31 (a)	1,500,000	1,283,149
Series 2019-3A, Class B1, 3 mo. USD LIBOR + 1.850% 3.852% FRN 10/17/32 (a)	1,500,000	1,287,493
WAVE LLC
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	3,140,786	2,379,224
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,718,600	1,206,837
WAVE USA, Series 2019-1A, Class A
3.597% 9/15/44 (a)	4,937,216	3,236,108
Wendy’s Funding LLC, Series 2015-1A, Class A23
4.497% 6/15/45 (a)	3,056,000	2,865,270
Westgate Resorts LLC, Series 2017-1A, Class A
3.050% 12/20/30 (a)	594,463	577,322
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,218,813	851,368
		192,212,331
Student Loans ABS — 10.6%
Access Group Inc., Series 2003-A, Class A3, Update Replacements.xls: H15T3M + 1.200%
1.220% FRN 7/01/38	23,101	23,078
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	2,630,000	2,510,104
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,505,000	1,421,254
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS
FRN 1/25/47	875,000	667,939
ECMC Group Student Loan Trust
Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 1.747% FRN 9/25/68 (a)	4,916,822	4,273,032
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 2.147% FRN 12/27/66 (a)	2,084,651	1,846,152
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 2.297% FRN 7/26/66 (a)	2,958,691	2,586,324

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
3.600% FRN 12/01/47 (a)	$2,116,386	$2,093,907
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 28 day ARS 0.000%FRN 2/01/43 (a)	1,300,000	1,190,610
Series 2003-2, Class 2A1, 28 day ARS 0.000%FRN 8/01/43 (a)	1,950,000	1,778,018
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 1.947% FRN 11/25/33 (a)	1,172,975	1,076,798
Higher Education Funding I
Series 2004-1, Class B2, 28 day ARS 0.000%FRN 1/01/44 (a)	600,000	511,648
Series 2004-1, Class B1, 28 day ARS 2.271% FRN 1/01/44 (a)	600,000	523,241
Laurel Road Prime Student Loan Trust
Series 2017-B, Class BFX, 3.020% 8/25/42 (a)	600,582	575,346
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	486,164	479,355
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 1 mo. USD LIBOR + .720%
1.425% FRN 12/15/59 (a)	850,000	807,679
Navient Private Education Refi Loan Trust
Series 2019-CA, Class B, 3.670% 2/15/68 (a)	1,512,000	1,544,499
Series 2019-A, Class B, 3.900% 1/15/43 (a)	1,500,000	1,520,241
Series 2018-CA, Class B, 4.220% 6/16/42 (a)	1,480,000	1,489,487
Navient Student Loan Trust
Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 1.647% FRN 2/25/70 (a)	2,766,143	2,543,303
Series 2018-2A, Class A3, 1 mo. USD LIBOR + .750% 1.697% FRN 3/25/67 (a)	3,320,000	3,105,026
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 1.747% FRN 3/25/67 (a)	4,650,000	4,556,777
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.847% FRN 12/27/67 (a)	3,100,000	2,884,691
Series 2019-2A, Class A2, 1 mo. USD LIBOR + 1.000% 1.947% FRN 2/27/68 (a)	1,548,000	1,456,958
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 2.097% FRN 3/25/66 (a)	3,315,246	2,905,668

	Principal Amount	Value
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 2.197% FRN 6/25/65 (a)	$2,430,695	$2,223,091
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 2.247% FRN 3/25/66 (a)	6,800,000	6,309,235
Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 7/26/49	2,500,000	2,329,048
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 10/25/58	1,200,000	984,193
Series 2019-BA, Class B, 4.040% 12/15/59 (a)	3,700,000	3,864,934
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	730,000	731,572
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B
3.600% 12/26/40 (a)	457,853	457,946
Nelnet Student Loan Trust
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .750% 1.697% FRN 9/27/66 (a)	4,500,000	4,379,881
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 10/25/50 (a)	975,000	901,246
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 5/26/54 (a)	1,300,000	1,194,945
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 5/26/54 (a)	1,130,000	1,069,230
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 6/25/54 (a)	1,100,000	1,026,059
Series 2019-5, Class A, 2.530% 10/25/67 (a)	10,103,181	9,686,514
Series 2019-4A, Class B, 1 mo. USD LIBOR + 1.650% 2.597% FRN 9/26/67 (a)	3,800,000	3,615,293
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,700,380
SLC Student Loan Trust
Series 2007-1, Class A5, 3 mo. USD LIBOR + .090% 1.782% FRN 2/15/68	8,400,000	7,137,855
Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 1.892% FRN 2/15/45	1,618,985	1,440,629
SLM Student Loan Trust
Series 2006-2, Class R, 0.000%1/25/41	9,078	4,539,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.004% FRN 10/25/40	$1,899,848	$1,696,575
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.104% FRN 1/25/55	1,395,764	1,240,191
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.394% FRN 10/25/65 (a)	9,670,000	8,582,134
Series 2002-7, Class B, 28 day ARS 5.281% FRN 12/15/39	3,800,000	3,535,817
SMB Private Education Loan Trust, Series 2017-A, Class B
3.500% 6/17/41 (a)	1,800,000	1,785,647
SoFi Alternative Trust, Series 2019-C, Class PT,
6.163% VRN 1/25/45 (a) (e)	7,752,835	8,173,085
SoFi Professional Loan Program LLC
Series 2015-A, Class RC, 0.000%3/25/33 (a)	1,200	990,000
Series 2017-D, Class R1, 0.010% 9/25/40 (a)	4,647,800	2,172,242
Series 2018-A, Class R1, 0.010% 2/25/42 (a)	3,470,600	2,438,096
Series 2018-B, Class R1, 0.010% 8/26/47 (a)	3,139,900	1,637,974
Series 2018-D, Class R1, 0.010% 2/25/48 (a)	5,678,800	1,959,186
Series 2019-A, Class R1, 0.010% 6/15/48 (a)	8,126,500	2,480,721
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%
3.081% FRN 8/01/35	3,025,000	2,897,349
		138,551,203
WL Collateral CMO — 0.8%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
4.615% VRN 8/25/34 (e)	89,562	80,318
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class M1,
3.170% VRN 7/25/49 (a) (e)	1,188,500	957,507
Countrywide Home Loans, Inc.
Series 2004-2, Class 1A1, 3.722% VRN 2/25/34 (e)	79,966	71,284
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (e)	17,624	16,390
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A3, 3.202% VRN 12/25/57 (a) (e)	324,930	309,500

	Principal Amount	Value
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (e)	$975,875	$928,191
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1,
4.304% VRN 8/25/34 (e)	24,947	24,118
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A,
3.885% VRN 8/25/34 (e)	142,552	122,522
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (e)	9,305	8,329
Series 2003-A4, Class IA, 4.678% VRN 7/25/33 (e)	6,161	5,464
PSMC Trust, Series 2018-2, Class A1,
3.500% VRN 6/25/48 (a) (e)	2,704,145	2,658,335
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (e)	2,014,574	2,005,292
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (e)	897,900	911,938
Series 2019-1, Class A1, 4.000% VRN 2/25/49 (a) (e)	313,584	306,464
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A,
3.854% VRN 3/25/34 (e)	91,844	82,549
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%
3.366% FRN 4/25/44	221,898	198,696
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
4.000% VRN 11/25/48 (a) (e)	1,231,643	1,235,396
		9,922,293
WL Collateral Support CMO — 0.2%
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.500% VRN 1/25/47 (a) (e)	2,490,040	2,480,740

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $457,580,532)		419,220,516

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Mexico Government International Bond
4.750% 3/08/44	4,328,000	4,356,175
6.750% 9/27/34	950,000	1,249,260

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Colombia
6.125% 1/18/41	$2,980,000	$3,425,152
		9,030,587

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,551,708)		9,030,587

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.6%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp.
Series 2617, Class Z, 5.500% 5/15/33	1,074,523	1,239,556
Series 2693, Class Z, 5.500% 10/15/33	1,925,428	2,163,491
Series 2178, Class PB, 7.000% 8/15/29	151,407	171,436
		3,574,483
Pass-Through Securities — 27.9%
Federal Home Loan Mortgage Corp.
Pool #SB8013 2.500% 9/01/34	8,250,086	8,563,576
Pool #SB8020 2.500% 12/01/34	10,182,942	10,569,877
Pool #Z40047 4.000% 10/01/41	210,965	229,229
Pool #ZA5946 4.500% 11/01/48	7,326,593	7,877,671
Pool #ZA6368 4.500% 2/01/49	7,033,009	7,562,665
Pool #C00836 7.000% 7/01/29	6,986	7,957
Pool #C49314 7.000% 4/01/31	4,296	4,991
Pool #C51422 7.000% 5/01/31	1,629	1,894
Pool #C53034 7.000% 6/01/31	11,184	12,906
Pool #G01311 7.000% 9/01/31	34,823	40,147
Pool #G01317 7.000% 10/01/31	20,145	23,210
Pool #G00143 7.500% 6/01/23	157	167
Pool #C55867 7.500% 2/01/30	14,647	16,417
Pool #C41497 7.500% 9/01/30	64	75
Pool #C44830 7.500% 11/01/30	20	23
Pool #C45235 7.500% 12/01/30	13,638	15,762
Pool #C46038 7.500% 12/01/30	543	628
Pool #C46309 7.500% 1/01/31	433	505
Pool #C46810 7.500% 1/01/31	110	129
Pool #C47063 7.500% 1/01/31	2,376	2,762
Pool #C47060 7.500% 1/01/31	591	691
Pool #C01116 7.500% 1/01/31	702	817
Pool #G00653 8.500% 11/01/25	9,944	10,927
Federal National Mortgage Association
Pool #MA3797 2.500% 10/01/34	15,856,525	16,459,046
Pool #MA3029 3.000% 6/01/32	4,462,623	4,685,573
Pool #MA3090 3.000% 8/01/32	1,898,150	1,992,980
Pool #AS1304 3.500% 12/01/28	1,219,790	1,289,247

	Principal Amount	Value
Pool #AV1897 3.500% 12/01/28	$227,535	$240,775
Pool #AV2325 3.500% 12/01/28	624,977	660,565
Pool #BF0196 3.500% 2/01/41	1,440,504	1,547,574
Pool #MA1356 3.500% 2/01/43	8,255,077	8,855,758
Pool #CA1073 3.500% 1/01/48	15,899,145	16,832,466
Pool #BJ0686 4.000% 4/01/48	4,520,591	4,829,657
Pool #CA1951 4.000% 7/01/48	3,218,874	3,435,926
Pool #CA2039 4.000% 7/01/48	3,528,318	3,765,685
Pool #888586 1 year CMT + 2.196% 4.328% FRN 10/01/34	305,752	320,651
Pool #725692 1 year CMT + 2.138% 4.355% FRN 10/01/33	134,311	140,856
Pool #CA1952 4.500% 6/01/48	2,158,623	2,324,225
Pool #CA1909 4.500% 6/01/48	8,334,480	8,981,683
Pool #MA3522 4.500% 11/01/48	5,171,995	5,559,074
Pool #MA3537 4.500% 12/01/48	5,130,984	5,514,993
Pool #MA3564 4.500% 1/01/49	4,539,553	4,879,299
Pool #BN5241 4.500% 2/01/49	19,241,606	20,681,671
Pool #MA3639 4.500% 4/01/49	1,577,689	1,695,765
Pool #775539 12 mo. USD LIBOR + 1.636% 4.511% FRN 5/01/34	98,143	102,361
Pool #AD6437 5.000% 6/01/40	453,508	501,809
Pool #AD6996 5.000% 7/01/40	3,022,654	3,344,585
Pool #AL8173 5.000% 2/01/44	1,198,476	1,317,507
Pool #254379 7.000% 7/01/32	24,350	28,253
Pool #252717 7.500% 9/01/29	1,242	1,436
Pool #535996 7.500% 6/01/31	4,715	5,501
Pool #254009 7.500% 10/01/31	13,382	15,515
Pool #323992 8.000% 11/01/29	1,004	1,151
Pool #525725 8.000% 2/01/30	2,895	3,376
Pool #537433 8.000% 5/01/30	1,175	1,375
Pool #253266 8.000% 5/01/30	3,081	3,580
Pool #253347 8.000% 6/01/30	3,161	3,673
Pool #544976 8.000% 7/01/30	354	409
Pool #535428 8.000% 8/01/30	3,494	4,057
Pool #543290 8.000% 9/01/30	49	57
Pool #547786 8.000% 9/01/30	1,279	1,485
Pool #550767 8.000% 9/01/30	1,762	2,065
Pool #553061 8.000% 9/01/30	1,640	1,852
Pool #253481 8.000% 10/01/30	3,124	3,640
Pool #535533 8.000% 10/01/30	3,144	3,658
Pool #253644 8.000% 2/01/31	1,509	1,761
Pool #581170 8.000% 5/01/31	1,156	1,322
Pool #593848 8.000% 7/01/31	813	953
Pool #190317 8.000% 8/01/31	19,030	22,111
Pool #545240 8.000% 9/01/31	1,814	2,109
Pool #541202 8.500% 8/01/26	4,165	4,405

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association
Pool #404246 6.500% 8/15/28	$177	$198
Pool #781038 6.500% 5/15/29	40,620	45,367
Pool #781468 6.500% 7/15/32	2,722	3,108
Pool #781496 6.500% 9/15/32	13,366	15,168
Pool #363066 7.000% 8/15/23	1,495	1,582
Pool #352049 7.000% 10/15/23	920	978
Pool #354674 7.000% 10/15/23	1,337	1,419
Pool #345964 7.000% 11/15/23	579	617
Pool #380866 7.000% 3/15/24	479	512
Pool #781124 7.000% 12/15/29	4,981	5,641
Pool #781319 7.000% 7/15/31	92,397	105,655
Pool #565982 7.000% 7/15/32	13,105	15,199
Pool #357262 7.500% 9/15/23	709	758
Pool #441009 8.000% 11/15/26	669	751
Pool #522777 8.000% 12/15/29	4,514	5,151
Pool #523043 8.000% 3/15/30	241	277
Pool #529134 8.000% 3/15/30	1,488	1,731
Pool #477036 8.000% 4/15/30	597	694
Pool #503157 8.000% 4/15/30	12,863	14,970
Pool #528714 8.000% 4/15/30	1,577	1,826
Pool #544640 8.000% 11/15/30	9,976	11,592
Pool #531298 8.500% 8/15/30	887	1,021
Government National Mortgage Association I Pool #581417 7.000% 7/15/32	27,863	31,915
Government National Mortgage Association II TBA
Pool #304 3.500% 10/01/48 (c)	112,050,000	118,151,470
Pool #1235 4.000% 9/01/48 (c)	50,725,000	53,887,389
Uniform Mortgage Backed Securities TBA
Pool #1058 3.500% 8/01/48 (c)	29,675,000	31,372,039
Pool #11192 4.000% 8/01/48 (c)	4,900,000	5,228,453
		363,921,982
Whole Loans — 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 2.297% FRN 3/25/29	361,595	357,478
Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050% 2.997% FRN 7/25/49 (a)	3,968,816	3,328,540

	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.450%
3.397% FRN 7/25/31 (a)	$2,652,352	$2,189,323
		5,875,341

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $365,514,954)		373,371,806

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds & Notes — 2.1%
U.S. Treasury Bond
3.500% 2/15/39	3,600,000	5,114,044
U.S. Treasury Note
1.625% 8/15/29	3,900,000	4,226,490
2.250% 8/15/49 (f)	14,600,000	17,710,099
		27,050,633

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,437,644)		27,050,633

TOTAL BONDS & NOTES (Cost $1,350,992,526)		1,299,125,013

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $3,506,056)		2,314,290
	Number of Shares
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (g)	1,584,220	1,584,220

TOTAL MUTUAL FUNDS (Cost $1,584,220)		1,584,220

TOTAL LONG-TERM INVESTMENTS (Cost $1,359,332,802)		1,306,190,323

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 14.7%
Commercial Paper — 14.7%
B A T Intl Fin
1.885% 6/03/20 (a)	$4,000,000	$3,976,533
Bemis Co., Inc.
1.676% 4/17/20 (a)	2,000,000	1,996,947
Boeing Co.
2.019% 5/26/20 (a)	1,849,000	1,837,791
2.109% 11/10/20 (a)	4,000,000	3,856,142
2.109% 11/12/20 (a)	5,000,000	4,818,886
2.560% 7/31/20 (a)	4,000,000	3,933,944
British Aerospace Pub Ltd. Co.
1.842% 9/08/20 (a)	3,000,000	2,957,067
Daimler Fin NA
1.854% 5/06/20 (a)	5,000,000	4,983,500
2.040% 4/21/20 (a)	5,000,000	4,990,667
Dominion Resources
1.865% 5/27/20	3,000,000	2,984,325
Dupont De Nemours, Inc.
1.841% 4/01/20 (a)	12,000,000	11,998,525
Ei Dupont
1.812% 5/20/20 (a)	5,000,000	4,977,313
3.483% 6/30/20 (a)	5,000,000	4,959,556
Enbridge (us), Inc.
2.039% 4/15/20 (a)	5,000,000	4,993,229
2.040% 4/30/20 (a)	10,000,000	9,972,500
Entergy Corp.
1.825% 6/15/20 (a)	4,000,000	3,985,163
1.836% 6/10/20 (a)	5,000,000	4,982,763
1.885% 4/28/20 (a)	5,000,000	4,993,688
Experian Finance Plc
1.831% 4/01/20 (a)	2,000,000	1,999,985
Fmc Tech, Inc.
1.984% 4/03/20 (a)	5,000,000	4,998,927
1.984% 4/20/20 (a)	5,000,000	4,991,089
5.324% 4/01/20 (a)	5,000,000	4,999,658
Fortive Corp.
2.551% 6/11/20 (a)	3,000,000	2,980,200
General Electric Co.
2.308% 6/17/20	9,000,000	8,935,650
Marriott Internation
1.581% 7/20/20 (a)	5,000,000	4,950,204
1.842% 9/02/20 (a)	2,000,000	1,972,444
1.844% 9/28/20 (a)	10,000,000	9,839,111
Nissan Mtr Accp Cp
1.867% 6/10/20 (a)	5,000,000	9,934,917
1.887% 6/15/20 (a)	4,000,000	3,972,133
Nutrien Ltd.
1.904% 9/16/20 (a)	5,000,000	4,924,889

	Principal Amount	Value
Parker-hannifin Corp.
2.194% 4/13/20 (a)	$7,000,000	$6,997,505
Reckitt Benckiser Treasury Services
2.492% 5/14/20 (a)	4,050,000	4,043,332
Suncor Energy, Inc.
1.813% 5/27/20 (a)	2,000,000	1,989,550
1.854% 4/30/20 (a)	2,000,000	1,994,500
1.915% 4/23/20 (a)	3,000,000	2,993,825
2.141% 4/03/20 (a)	1,000,000	999,785
Telus Corp.
1.884% 4/23/20 (a)	6,000,000	5,987,649
Transcanada Pipelines Ltd.
1.885% 4/29/20 (a)	5,000,000	4,986,753
1.885% 5/06/20 (a)	1,000,000	996,700
1.987% 4/21/20 (a)	6,000,000	5,988,800
1.988% 4/21/20	4,000,000	3,992,533
		192,668,678

TOTAL SHORT-TERM INVESTMENTS (Cost $193,227,021)		192,668,678

TOTAL INVESTMENTS — 114.7% (Cost $1,552,559,823) (h)		1,498,859,001

Other Assets/(Liabilities) — (14.7)%		(192,145,595)

NET ASSETS — 100.0%		$1,306,713,406

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $648,292,928 or 49.61% of net assets.

(b)	Security is perpetual and has no stated maturity date.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $1,550,571 or 0.12% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).

(e)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.

(f)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10 -Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	5,551,000	$894,821	$277,507	$617,314
Put
10 -Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	64,580,000	$1,419,469	$3,228,549	$(1,809,080)
									$2,314,290	$3,506,056	$(1,191,766)

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	6/19/20	409	$79,580,283	$11,166,592
U.S. Treasury Note 2 Year	6/30/20	942	204,530,733	3,069,876
U.S. Treasury Note 5 Year	6/30/20	494	60,739,131	1,188,400
				$15,424,868
Short
90 Day Eurodollar	6/15/20	13	$(3,167,976)	$(64,962)
U.S. Treasury Long Bond	6/19/20	13	(2,287,177)	(40,636)
U.S. Treasury Ultra 10 Year	6/19/20	3	(461,681)	(6,413)
90 Day Eurodollar	9/14/20	13	(3,169,357)	(69,106)
90 Day Eurodollar	12/14/20	12	(2,925,410)	(64,390)
90 Day Eurodollar	3/15/21	12	(2,926,460)	(64,990)
90 Day Eurodollar	9/13/21	21	(5,122,093)	(111,895)
90 Day Eurodollar	3/14/22	19	(4,632,850)	(100,763)
90 Day Eurodollar	9/19/22	17	(4,143,481)	(88,669)
90 Day Eurodollar	3/13/23	14	(3,410,179)	(72,321)
90 Day Eurodollar	12/18/23	19	(4,623,825)	(97,438)
90 Day Eurodollar	12/16/24	50	(12,152,959)	(252,041)
				$(1,033,624)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps- Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.34†	1.00%	Quarterly	6/20/25	USD	5,400,000	$35,942	$19,177	$16,765
CDX.NA.IG.34†	1.00%	Quarterly	6/20/25	USD	6,200,000	21,533	26,962	(5,429)
						$57,475	$46,139	$11,336

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Country weightings, as a percentage of net assets, is as follows:

United States	84.2%
Cayman Islands	6.6%
Bermuda	1.5%
United Kingdom	1.5%
Canada	1.3%
Netherlands	1.3%
Mexico	1.2%
Luxembourg	0.6%
Norway	0.3%
Switzerland	0.3%
Colombia	0.3%
Saudi Arabia	0.2%
Germany	0.2%
France	0.1%
Panama	0.1%
Spain	0.1%
Australia	0.1%
Ireland	0.1%
Barbados	0.0%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	0.0%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%
COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	26,904	$807
Energy — 0.0%
Oil & Gas — 0.0%
Jupiter Resources, Inc. (b)	18,661	18,661

TOTAL COMMON STOCK (Cost $92,228)		19,468

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165%
5.100% VRN	10,000	243,600

TOTAL PREFERRED STOCK (Cost $250,000)		243,600

TOTAL EQUITIES (Cost $342,228)		263,068
	Principal Amount
BONDS & NOTES — 97.0%
CORPORATE DEBT — 43.0%
Aerospace & Defense — 0.5%
TransDigm, Inc.
5.500% 11/15/27	$250,000	224,375
6.250% 3/15/26 (c)	500,000	498,125
6.375% 6/15/26	225,000	215,437
United Technologies Corp.
6.125% 7/15/38	105,000	150,890
		1,088,827
Agriculture — 0.9%
Archer-Daniels-Midland Co.
2.750% 3/27/25	145,000	147,985
BAT Capital Corp.
4.758% 9/06/49	165,000	155,785
Bunge Ltd. Finance Corp.
3.250% 8/15/26	220,000	199,529
4.350% 3/15/24	360,000	352,044
Imperial Brands Finance PLC
3.500% 7/26/26 (c)	300,000	276,891
3.875% 7/26/29 (c)	320,000	299,249

	Principal Amount	Value
Imperial Tobacco Finance PLC
4.250% 7/21/25 (c)	$300,000	$291,842
Reynolds American, Inc.
4.450% 6/12/25	200,000	201,194
5.850% 8/15/45	150,000	161,122
		2,085,641
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B,
4.375% 4/01/24	13,942	13,052
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	87,115	75,469
		88,521
Auto Manufacturers — 1.5%
Ford Motor Co.
7.450% 7/16/31	270,000	194,400
Ford Motor Credit Co. LLC
3.087% 1/09/23	310,000	285,200
3.336% 3/18/21	825,000	791,835
4.140% 2/15/23	285,000	264,138
4.375% 8/06/23	550,000	500,005
5.085% 1/07/21	200,000	194,940
General Motors Co.
4.200% 10/01/27	215,000	177,655
5.150% 4/01/38	230,000	166,341
5.200% 4/01/45	225,000	178,154
General Motors Financial Co., Inc.
3.500% 11/07/24	315,000	277,154
4.150% 6/19/23	255,000	231,947
4.200% 11/06/21	245,000	233,839
		3,495,608
Banks — 5.6%
Associated Banc-Corp.
4.250% 1/15/25	413,000	425,329
Banco General SA
4.125% 8/07/27 (c)	260,000	239,203
Bank of America Corp.
4.183% 11/25/27	200,000	206,733
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	210,000	241,497
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	200,000	216,213
6.110% 1/29/37	190,000	244,095
7.750% 5/14/38	125,000	184,658
The Bank of Nova Scotia
4.500% 12/16/25	300,000	308,224
3 mo. USD LIBOR + 2.648% 4.650% VRN (d)	550,000	420,062

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Barclays Bank PLC
10.179% 6/12/21 (c)	$800,000	$854,644
Barclays PLC
3 mo. USD LIBOR + 1.380% 3.072% FRN 5/16/24	365,000	321,421
4.375% 9/11/24	600,000	597,897
Citigroup, Inc.
4.600% 3/09/26	495,000	525,053
5.250% 3/07/25	500,000	487,500
5.875% 1/30/42	100,000	126,895
6.125% 3/09/28	484,000	454,960
Credit Suisse AG
6.500% 8/08/23 (c)	575,000	583,383
Danske Bank A/S 3 mo. USD LIBOR + 1.249%
3.001% VRN 9/20/22 (c)	370,000	368,337
Deutsche Bank AG
3.150% 1/22/21	395,000	385,895
First Republic Bank
4.375% 8/01/46	810,000	861,543
Fulton Financial Corp.
3.600% 3/16/22	240,000	241,814
The Goldman Sachs Group, Inc.
5.150% 5/22/45	290,000	334,865
5.750% 1/24/22	225,000	238,378
5.950% 1/15/27	370,000	418,961
6.250% 2/01/41	35,000	47,108
6.750% 10/01/37	165,000	218,421
HSBC Holdings PLC
4.250% 3/14/24	200,000	205,232
6.500% 9/15/37	125,000	150,303
Huntington Bancshares, Inc. 3 mo. USD LIBOR + 2.880%
5.700% VRN (d)	510,000	408,000
JP Morgan Chase & Co.
4.950% 6/01/45	170,000	212,916
Morgan Stanley
4.350% 9/08/26	450,000	476,672
5.000% 11/24/25	175,000	191,579
NBK Tier 1 Financing 2 Ltd. 6 year USD Swap + 2.832%
4.500% VRN (c) (d)	685,000	643,900
Nordea Bank Abp 5 year CMT + 4.110%
6.625% VRN (c) (d)	405,000	366,525
Truist Bank
2.250% 3/11/30	315,000	288,021
Valley National Bancorp
5.125% 9/27/23	110,000	114,808

	Principal Amount	Value
Wells Fargo & Co.
5.606% 1/15/44	$105,000	$125,701
		12,736,746
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.600% 4/15/48	255,000	269,778
8.200% 1/15/39	250,000	374,164
Becle SAB de CV
3.750% 5/13/25 (c)	350,000	333,085
The Coca-Cola Co.
2.950% 3/25/25	230,000	246,411
Keurig Dr Pepper, Inc.
3.551% 5/25/21	140,000	141,642
Molson Coors Beverage Co.
4.200% 7/15/46	191,000	170,736
5.000% 5/01/42	135,000	130,879
		1,666,695
Building Materials — 0.3%
Standard Industries, Inc.
4.750% 1/15/28 (c)	151,000	139,063
5.000% 2/15/27 (c)	490,000	445,900
		584,963
Chemicals — 1.5%
CF Industries, Inc.
4.950% 6/01/43	200,000	189,940
5.375% 3/15/44	128,000	121,924
DuPont de Nemours, Inc.
3.766% 11/15/20	120,000	120,377
5.319% 11/15/38	345,000	387,509
LYB International Finance BV
5.250% 7/15/43	250,000	254,885
Methanex Corp.
5.250% 3/01/22	40,000	36,692
Syngenta Finance NV
3.698% 4/24/20 (c)	325,000	324,375
3.933% 4/23/21 (c)	325,000	306,256
4.441% 4/24/23 (c)	425,000	400,366
4.892% 4/24/25 (c)	500,000	490,244
Yara International ASA
4.750% 6/01/28 (c)	690,000	695,864
		3,328,432
Commercial Services — 0.5%
The ADT Security Corp.
6.250% 10/15/21	593,000	579,657
Cintas Corp. No 2
3.700% 4/01/27	290,000	297,837

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ERAC USA Finance LLC
7.000% 10/15/37 (c)	$50,000	$63,572
United Rentals North America, Inc.
6.500% 12/15/26	254,000	257,810
		1,198,876
Computers — 0.9%
Dell International LLC/EMC Corp.
6.020% 6/15/26 (c)	375,000	387,031
8.350% 7/15/46 (c)	275,000	326,495
Genpact Luxembourg Sarl
3.375% 12/01/24	660,000	662,710
3.700% STEP 4/01/22	435,000	442,818
Leidos Inc.
5.500% 7/01/33	226,000	209,000
		2,028,054
Diversified Financial Services — 3.1%
Aircastle Ltd.
4.125% 5/01/24	200,000	175,476
4.400% 9/25/23	275,000	262,987
Ally Financial, Inc.
5.125% 9/30/24	317,000	308,913
8.000% 11/01/31	651,000	754,314
Ameriprise Financial, Inc.
3.000% 4/02/25 (e)	205,000	204,133
Antares Holdings LP
6.000% 8/15/23 (c)	790,000	813,702
Ares Finance Co. LLC
4.000% 10/08/24 (c)	375,000	370,494
Avolon Holdings Funding Ltd.
4.375% 5/01/26 (c)	205,000	164,031
5.125% 10/01/23 (c)	325,000	280,696
Brookfield Finance, Inc.
4.250% 6/02/26	280,000	293,624
4.850% 3/29/29	408,000	432,858
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	230,000	245,429
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (c)	595,000	383,180
Lazard Group LLC
3.625% 3/01/27	196,000	196,462
3.750% 2/13/25	125,000	123,279
4.500% 9/19/28	275,000	275,713
LeasePlan Corp. NV
2.875% 10/24/24 (c)	330,000	323,260
Legg Mason, Inc.
5.625% 1/15/44	235,000	249,610

	Principal Amount	Value
Mastercard, Inc.
3.350% 3/26/30	$85,000	$94,131
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (c)	250,000	216,861
5.250% 8/15/22 (c)	615,000	555,724
The Western Union Co.
2.850% 1/10/25	325,000	323,421
		7,048,298
Electric — 1.7%
Berkshire Hathaway Energy Co.
5.950% 5/15/37	120,000	134,757
CenterPoint Energy, Inc.
2.500% 9/01/22	225,000	219,917
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	175,000	203,359
CMS Energy Corp.
4.700% 3/31/43	115,000	124,407
4.875% 3/01/44	180,000	194,366
Duke Energy Corp.
3.750% 9/01/46	175,000	167,533
Elwood Energy LLC
8.159% 7/05/26	173,053	189,493
Enel Finance International NV
6.000% 10/07/39 (c)	175,000	188,377
Entergy Louisiana LLC
4.950% 1/15/45	110,000	116,273
FirstEnergy Corp.
3.400% 3/01/50	200,000	188,793
Florida Power & Light Co.
2.850% 4/01/25	70,000	72,982
Indianapolis Power & Light Co.
4.050% 5/01/46 (c)	110,000	115,215
Infraestructura Energetica Nova SAB de CV
3.750% 1/14/28 (c)	200,000	174,000
IPALCO Enterprises, Inc.
3.450% 7/15/20	290,000	289,956
3.700% 9/01/24	175,000	181,367
Nextera Energy Capital Co. Guar
2.900% 4/01/22	155,000	157,476
Pennsylvania Electric Co.
4.150% 4/15/25 (c)	150,000	148,616
Potomac Electric Power Co.
4.150% 3/15/43	400,000	437,206
Southwestern Electric Power Co.
6.200% 3/15/40	100,000	132,048
Virginia Electric & Power Co.
6.000% 1/15/36	100,000	127,113

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Xcel Energy, Inc.
6.500% 7/01/36	$270,000	$352,346
		3,915,600
Electronics — 0.1%
Ingram Micro, Inc.
5.450% STEP 12/15/24	335,000	273,509
Entertainment — 0.2%
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125% 10/01/29 (c)	382,000	347,620
Foods — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
4.625% 1/15/27 (c)	521,000	518,395
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (c)	700,000	722,750
Mars, Inc.
3.950% 4/01/49 (c)	330,000	357,547
		1,598,692
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd.
4.000% 1/14/25	225,000	207,790
Gas — 0.2%
NiSource, Inc.
4.800% 2/15/44	545,000	549,995
Health Care – Products — 0.1%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
6.625% 5/15/22 (c)	162,000	153,090
Health Care – Services — 0.9%
Centene Corp.
4.250% 12/15/27 (c)	140,000	137,200
4.625% 12/15/29 (c)	153,000	153,765
HCA, Inc.
3.500% 9/01/30	1,064,000	965,273
5.375% 2/01/25	350,000	357,875
Humana, Inc.
4.800% 3/15/47	130,000	144,862
IHC Health Services, Inc.
4.131% 5/15/48	275,000	319,280
		2,078,255
Home Builders — 0.8%
Lennar Corp.
4.750% 11/29/27	592,000	590,520
Mattamy Group Corp.
5.250% 12/15/27 (c)	227,000	211,110

	Principal Amount	Value
PulteGroup, Inc.
5.000% 1/15/27	$198,000	$197,564
5.500% 3/01/26	441,000	433,708
Taylor Morrison Communities, Inc.
5.750% 1/15/28 (c)	500,000	446,458
		1,879,360
Housewares — 0.4%
Newell Brands, Inc.
3.850% STEP 4/01/23	495,000	502,400
4.200% STEP 4/01/26	200,000	196,359
The Toro Co.
7.800% 6/15/27	170,000	214,584
		913,343
Insurance — 4.4%
Aflac, Inc.
3.600% 4/01/30 (e)	345,000	349,428
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	890,000	792,100
American International Group, Inc.
3.300% 3/01/21	175,000	175,129
3.900% 4/01/26	135,000	139,040
4.750% 4/01/48	95,000	100,259
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	755,000	660,776
AmTrust Financial Services, Inc.
6.125% 8/15/23	765,000	755,584
Arch Capital Group US, Inc.
5.144% 11/01/43	80,000	98,518
Athene Global Funding
2.500% 1/14/25 (c)	615,000	579,304
Athene Holding Ltd.
4.125% 1/12/28	1,029,000	929,293
6.150% 4/03/30 (e)	445,000	444,146
AXIS Specialty Finance LLC
3.900% 7/15/29	375,000	388,150
5 year CMT + 3.186% 4.900% VRN 1/15/40	490,000	421,400
AXIS Specialty Finance PLC
4.000% 12/06/27	420,000	440,211
CNO Financial Group, Inc.
5.250% 5/30/25	535,000	556,734
Enstar Group Ltd.
4.500% 3/10/22	495,000	493,727
4.950% 6/01/29	575,000	541,547
Markel Corp.
3.350% 9/17/29	125,000	117,881
MetLife Capital Trust IV
7.875% 12/15/67 (c)	225,000	261,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Progressive Corp.
3.950% 3/26/50	$45,000	$52,551
3 mo. USD LIBOR + 2.539% 5.375% VRN (d)	573,000	485,056
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	200,000	187,940
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48 (f)	350,000	323,750
6.200% 11/15/40	125,000	141,304
Trinity Acquisition PLC
4.400% 3/15/26	140,000	145,846
Unum Group
4.000% 6/15/29	155,000	148,692
USF&G Capital I
8.500% 12/15/45 (c)	95,000	141,001
XLIT Ltd.
5.500% 3/31/45	200,000	210,733
		10,081,100
Internet — 0.4%
Amazon.com, Inc.
4.050% 8/22/47	350,000	456,025
Netflix, Inc.
4.875% 6/15/30 (c)	166,000	168,515
Prosus NV
3.680% 1/21/30 (c)	220,000	198,888
		823,428
Investment Companies — 1.6%
Ares Capital Corp.
3.500% 2/10/23	610,000	545,157
4.200% 6/10/24	525,000	465,388
BlackRock TCP Capital Corp.
3.900% 8/23/24	370,000	340,518
4.125% 8/11/22	845,000	866,834
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750% 9/15/24	500,000	459,855
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
6.750% 2/01/24	200,000	193,000
TPG Specialty Lending, Inc.
3.875% 11/01/24	770,000	679,252
		3,550,004
Iron & Steel — 0.4%
Steel Dynamics, Inc.
5.000% 12/15/26	385,000	381,852
Vale Overseas Ltd.
6.250% 8/10/26	275,000	297,005

	Principal Amount	Value
6.875% 11/21/36	$150,000	$166,577
		845,434
Lodging — 0.2%
MGM Resorts International
4.625% 9/01/26	409,000	347,773
Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (c)	250,000	250,625
Comcast Corp.
3.400% 4/01/30	190,000	205,941
3.400% 7/15/46	140,000	151,270
3.450% 2/01/50	295,000	323,203
4.600% 8/15/45	400,000	509,165
CSC Holdings LLC
5.750% 1/15/30 (c)	200,000	201,692
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375% 8/15/26 (c)	250,000	203,130
Discovery Communications LLC
3.950% 3/20/28	130,000	127,442
4.125% 5/15/29	150,000	145,227
4.875% 4/01/43	200,000	187,006
5.000% 9/20/37	165,000	160,263
Grupo Televisa SAB
6.625% 3/18/25	475,000	522,815
Sirius XM Radio, Inc.
4.625% 7/15/24 (c)	214,000	217,195
5.375% 4/15/25 (c)	1,000,000	1,009,990
Time Warner Cable, Inc.
4.500% 9/15/42	250,000	234,741
6.750% 6/15/39	275,000	311,408
Virgin Media Secured Finance PLC
5.500% 5/15/29 (c)	336,000	334,790
		5,095,903
Mining — 0.9%
First Quantum Minerals Ltd.
6.875% 3/01/26 (c)	1,000,000	802,500
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (c)	149,000	119,657
Glencore Funding LLC
3.875% 10/27/27 (c)	260,000	231,878
4.000% 4/16/25 (c)	180,000	174,415
4.625% 4/29/24 (c)	200,000	182,900
Kinross Gold Corp.
4.500% 7/15/27	225,000	211,772
5.950% 3/15/24	200,000	202,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Teck Resources Ltd.
5.200% 3/01/42	$97,000	$73,207
6.250% 7/15/41	143,000	123,611
		2,121,940
Miscellaneous - Manufacturing — 0.1%
Carlisle Cos., Inc.
2.750% 3/01/30	260,000	226,947
General Electric Co.
6.875% 1/10/39	72,000	89,071
4.125% 10/09/42	12,000	11,329
		327,347
Office Equipment/Supplies — 0.1%
CDW LLC / CDW Finance Corp.
4.250% 4/01/28	206,000	207,030
Oil & Gas — 1.9%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
11.000% 4/15/25 (c) (f)	250,000	180,087
Cenovus Energy, Inc.
4.250% 4/15/27	350,000	171,391
6.750% 11/15/39	175,000	84,756
Continental Resources, Inc.
5.000% 9/15/22	137,000	87,398
Diamondback Energy, Inc.
3.500% 12/01/29	620,000	421,552
EQT Corp.
3.000% 10/01/22	625,000	521,875
3.900% 10/01/27	860,000	593,142
6.125% 2/01/25	380,000	292,638
Jupiter Resources Inc.
10.000% 1/31/24 (a) (g)	22,586	22,586
Laredo Petroleum, Inc.
9.500% 1/15/25	138,000	55,200
10.125% 1/15/28	170,000	64,600
Marathon Petroleum Corp.
4.500% 4/01/48	85,000	61,277
6.500% 3/01/41	175,000	162,264
Occidental Petroleum Corp.
2.600% 4/15/22	153,000	110,144
2.900% 8/15/24	187,000	102,350
6.600% 3/15/46	235,000	109,672
6.950% 7/01/24	177,000	99,523
Ovintiv, Inc.
6.500% 2/01/38	160,000	69,478
Patterson-UTI Energy, Inc.
3.950% 2/01/28	350,000	137,250
5.150% 11/15/29	615,000	245,821

	Principal Amount	Value
Petroleos Mexicanos
5.350% 2/12/28	$190,000	$132,527
6.375% 1/23/45	35,000	22,134
6.500% 3/13/27	65,000	47,950
6.625% 6/15/38	51,000	33,405
Saudi Arabian Oil Co.
4.250% 4/16/39 (c)	585,000	579,202
		4,408,222
Oil & Gas Services — 0.2%
National Oilwell Varco, Inc.
3.600% 12/01/29	275,000	205,292
3.950% 12/01/42	314,000	196,687
		401,979
Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (c)	138,000	126,960
Pharmaceuticals — 2.1%
AbbVie, Inc.
2.300% 11/21/22 (c)	234,000	234,183
4.050% 11/21/39 (c)	230,000	236,580
4.700% 5/14/45	350,000	393,117
Allergan Funding SCS
3.800% 3/15/25	300,000	307,153
Bausch Health Americas, Inc.
9.250% 4/01/26 (c)	400,000	422,720
Bausch Health Cos., Inc.
5.250% 1/30/30 (c)	250,000	236,390
6.125% 4/15/25 (c)	113,000	111,305
7.000% 3/15/24 (c)	115,000	117,155
Becton Dickinson and Co.
4.685% 12/15/44	125,000	131,350
Bristol-Myers Squibb Co.
4.350% 11/15/47 (c)	205,000	258,151
Cigna Corp.
4.800% 7/15/46 (c)	185,000	218,800
CVS Health Corp.
5.050% 3/25/48	315,000	359,896
6.125% 9/15/39	25,000	31,347
CVS Pass-Through Trust
5.926% 1/10/34 (c)	191,869	218,724
7.507% 1/10/32 (c)	14,238	18,500
McKesson Corp.
4.883% 3/15/44	70,000	78,622
Mylan NV
3.150% 6/15/21	250,000	246,595
3.950% 6/15/26	240,000	236,841
5.250% 6/15/46	350,000	333,999

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Par Pharmaceutical, Inc.
7.500% 4/01/27 (c)	$488,000	$485,560
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	50,000	47,759
Zoetis, Inc.
4.450% 8/20/48	85,000	94,440
		4,819,187
Pipelines — 1.7%
Cheniere Corpus Christi Holdings LLC
3.700% 11/15/29 (c)	220,000	164,351
Cheniere Energy Partners LP
4.500% 10/01/29 (c)	138,000	120,060
Energy Transfer Operating LP
4.200% 4/15/27	320,000	257,897
4.750% 1/15/26	200,000	182,313
6.125% 12/15/45	280,000	249,990
3 mo. USD LIBOR + 4.028% 6.250% VRN (d)	740,000	370,000
5 year CMT + 5.134% 6.750% VRN (d)	270,000	164,700
EnLink Midstream Partners LP
4.150% 6/01/25	339,000	164,313
4.850% 7/15/26	154,000	75,722
3 mo. USD LIBOR + 4.110% 6.000% VRN (d)	375,000	67,500
Enterprise Products Operating LLC 3 mo. USD LIBOR + 2.570%
5.375% VRN 2/15/78	200,000	140,000
EQM Midstream Partners LP
4.750% 7/15/23	375,000	271,388
MPLX LP
4.500% 4/15/38	195,000	152,265
3 mo. USD LIBOR + 4.652% 6.875% VRN (d)	850,000	518,500
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	482,000	373,897
4.700% 6/15/44	260,000	170,978
Sabine Pass Liquefaction LLC
5.625% 3/01/25	200,000	183,578
Sunoco Logistics Partners Operations LP
5.300% 4/01/44	175,000	137,615
Western Midstream Operating LP
4.500% 3/01/28	110,000	52,787
		3,817,854

	Principal Amount	Value
Private Equity — 0.6%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (c)	$175,000	$157,647
Hercules Capital, Inc.
4.625% 10/23/22	945,000	900,183
KKR Group Finance Co. VI LLC
3.750% 7/01/29 (c)	280,000	279,119
		1,336,949
Real Estate Investment Trusts (REITS) — 1.7%
Crown Castle International Corp.
4.750% 5/15/47	70,000	73,556
5.200% 2/15/49	120,000	132,961
ESH Hospitality, Inc.
4.625% 10/01/27 (c)	363,000	283,140
Healthcare Trust of America Holdings LP
3.500% 8/01/26	175,000	173,029
3.750% 7/01/27	240,000	221,332
Service Properties Trust
4.950% 10/01/29	590,000	510,944
Spirit Realty LP
3.400% 1/15/30	325,000	279,252
4.000% 7/15/29	275,000	268,726
Store Capital Corp.
4.625% 3/15/29	250,000	236,966
Tanger Properties LP
3.750% 12/01/24	430,000	445,786
UDR, Inc.
3.200% 1/15/30	145,000	142,686
Vereit Operating Partnership LP
3.100% 12/15/29	610,000	526,724
4.625% 11/01/25	495,000	461,953
		3,757,055
Retail — 0.4%
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (c)	280,000	272,163
O’Reilly Automotive, Inc.
4.200% 4/01/30	210,000	217,238
Penske Automotive Group, Inc.
5.500% 5/15/26	500,000	456,100
		945,501
Semiconductors — 0.5%
Intel Corp.
3.750% 3/25/27	395,000	438,474
KLA Corp.
3.300% 3/01/50	280,000	262,326

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Microchip Technology, Inc.
3.922% 6/01/21	$525,000	$511,552
		1,212,352
Software — 0.5%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho
10.000% 11/30/24 (c)	50,000	51,140
Oracle Corp.
2.950% 4/01/30 (e)	565,000	568,890
3.600% 4/01/50 (e)	210,000	210,005
Solera LLC/ Solera Finance, Inc.
10.500% 3/01/24 (c)	237,000	232,260
		1,062,295
Telecommunications — 1.8%
AT&T, Inc.
3.000% 6/30/22	20,000	20,174
4.750% 5/15/46	440,000	486,605
5.250% 3/01/37	758,000	884,351
CommScope, Inc.
8.250% 3/01/27 (c)	350,000	337,365
Embarq Corp.
7.995% 6/01/36	45,000	44,550
Empresa Nacional de Telecomunicaciones SA
4.875% 10/30/24 (c)	200,000	191,509
Hughes Satellite Systems Corp.
6.625% 8/01/26	444,000	449,734
Qwest Corp
6.750% 12/01/21	156,000	161,663
Sprint Capital Corp.
6.875% 11/15/28	500,000	571,100
T-Mobile USA, Inc.
5.375% 4/15/27	165,000	169,950
Telefonica Emisiones SAU
4.665% 3/06/38	335,000	349,079
Verizon Communications, Inc.
3.125% 3/16/22	147,000	151,347
4.000% 3/22/50	30,000	35,479
6.550% 9/15/43	157,000	196,425
		4,049,331
Transportation — 0.4%
CSX Corp.
4.750% 11/15/48	145,000	166,927
Kansas City Southern
2.875% 11/15/29	66,000	63,312
Kenan Advantage Group, Inc.
7.875% 7/31/23 (c) (f)	720,000	604,350

	Principal Amount	Value
Pacific National Finance Pty Ltd.
4.625% 9/23/20 (c)	$45,000	$45,511
		880,100

TOTAL CORPORATE DEBT (Cost $104,701,942)		97,485,659

MUNICIPAL OBLIGATIONS — 0.3%
State of California BAB
General Obligation, 7.550% 4/01/39	275,000	446,242
General Obligation, 7.600% 11/01/40	150,000	249,618
		695,860

TOTAL MUNICIPAL OBLIGATIONS (Cost $574,223)		695,860

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.0%
Automobile ABS — 1.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (c)	222,000	218,823
Hertz Vehicle Financing II LP
Series 2018-1A, Class B, 3.600% 2/25/24 (c)	650,000	660,476
Series 2019-2A, Class C, 4.260% 5/25/25 (c)	730,000	753,633
Series 2017-2A, Class C, 5.310% 10/25/23 (c)	100,000	103,457
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class C, 4.190% 11/14/28 (c)	888,000	873,695
Series 2019-1A, Class D, 4.680% 4/14/31 (c)	422,000	413,521
Santander Revolving Auto Loan Trust
Series 2019-A, Class B, 2.800% 1/26/32 (c)	195,000	191,605
Series 2019-A, Class C, 3.000% 1/26/32 (c)	121,000	118,886
Series 2019-A, Class D, 3.450% 1/26/32 (c)	957,000	940,171
		4,274,267
Commercial MBS — 5.2%
Aventura Mall Trust, Series 2018-AVM, Class D,
4.112% VRN 7/05/40 (c) (h)	530,000	416,322

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 2.055% FRN 9/15/34 (c)	$150,000	$123,410
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (c) (h)	440,000	410,159
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (c) (h)	540,000	460,052
BANK, Series 2019-BN17, Class C,
4.517% VRN 4/15/52 (h)	331,000	218,672
BBCMS Mortgage Trust
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (c) (h)	270,000	212,823
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (c) (h)	280,000	236,720
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (c) (h)	400,000	355,243
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
2.205% FRN 7/15/35 (c)	900,000	719,902
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 2.405% FRN 11/15/35 (c)	504,000	459,898
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 2.505% FRN 10/15/36 (c)	359,231	314,318
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.705% FRN 10/15/36 (c)	658,271	566,094
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
2.855% FRN 12/15/37 (c)	572,453	472,274
Century Plaza Towers
Series 2019-CPT, Class D, 2.997% VRN 11/13/39 (c) (h)	225,000	205,687
Series 2019-CPT, Class E, 2.997% VRN 11/13/39 (c) (h)	316,000	265,416
Citigroup Commercial Mortgage Trust
Series 2019-GC41, Class C, 3.502% 8/10/56	222,000	155,553
Series 2019-SMRT, Class C, 4.682% 1/10/36 (c)	315,000	310,572
Commercial Mortgage Pass-Through Certificates
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	102,326
Series 2015-CR23, Class C, 4.304% VRN 5/10/48 (h)	110,000	101,095

	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
2.305% FRN 5/15/36 (c)	$260,000	$231,395
DC Office Trust
Series 2019-MTC, Class D, 3.174% VRN 9/15/45 (c) (h)	357,000	286,323
Series 2019-MTC, Class E, 3.174% VRN 9/15/45 (c) (h)	622,000	435,018
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM,
5.513% VRN 7/10/38 (h)	55,973	55,715
GS Mortgage Securities Corp. II, Series 2018-GS10, Class D
3.000% 7/10/51 (c)	599,000	403,952
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.443% VRN 7/10/39 (c) (h)	630,000	477,520
Jackson Park Trust, Series 2019-LIC, Class D,
3.242% VRN 10/14/39 (c) (h)	686,000	588,415
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class E,
3.783% VRN 6/05/39 (c) (h)	553,000	446,531
JPMBB Commercial Mortgage Securities Trust
Series 2015-C27, Class C, 4.307% VRN 2/15/48 (h)	1,065,400	913,236
Series 2014-C21, Class C, 4.657% VRN 8/15/47 (h)	300,000	281,319
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
2.505% FRN 5/15/36 (c)	263,000	205,268
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/06/30 (c)	205,000	202,148
Series 2020-ABC, Class B, 3.477% VRN 2/06/30 (c) (h)	215,000	199,193
MKT Mortgage Trust, Series 2020-525M, Class E,
2.941% VRN 2/12/40 (c) (h)	213,000	177,213
Morgan Stanley Capital I Trust, Series 2019-L2, Class AS
4.272% 3/15/52	400,000	416,554
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C,
3.848% VRN 5/15/48 (h)	140,000	125,885

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class C, 4.885% VRN 8/15/45 (h)	$100,000	$98,152
Series 2011-C5, Class D, 5.661% VRN 11/15/44 (c) (h)	115,000	112,141
Series 2011-C5, Class C, 5.661% VRN 11/15/44 (c) (h)	170,000	169,259
		11,931,773
Home Equity ABS — 0.1%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + 0.240%
1.187% FRN 10/25/34 (c)	66,137	61,794
Mastr Asset-Backed Securities Trust, Series 2005, Class NC1 M1, 1 mo. USD LIBOR + .720%
1.667% FRN 12/25/34	97,866	78,243
		140,037
Other ABS — 14.5%
321 Henderson Receivables LLC, Series 2015-1A, Class A
3.260% 9/15/72 (c)	71,814	74,782
AASET Trust
Series 2019-1, Class A, 3.844% 5/15/39 (c)	372,169	280,394
Series 2018-2A, Class A, 4.454% 11/18/38 (c)	622,597	494,361
Series 2019-2, Class C, 6.413% 10/16/39 (c)	1,133,714	719,945
AIMCO CLO Series Ltd., Series 2018-AA, Class B, 3 mo. USD LIBOR + 1.400%
3.236% FRN 4/17/31 (c)	250,000	222,824
Anchorage Capital CLO Ltd.
Series 2019-11A, Class A, 3 mo. USD LIBOR + 1.390% 3.192% FRN 7/22/32 (c)	500,000	468,288
Series 2019-11A, Class C, 3 mo. USD LIBOR + 3.000% 4.802% FRN 7/22/32 (c)	250,000	210,341
Arbys Funding LLC, Series 2015-1A, Class A2
4.969% 10/30/45 (c)	258,525	248,554
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
1.847% FRN 10/25/34	274,641	247,335
Ascentium Equipment Receivables Trust
Series 2019-2A, Class E, 3.780% 5/10/27 (c)	787,000	780,778

	Principal Amount	Value
Series 2019-1A, Class E, 4.310% 4/12/27 (c)	$228,000	$229,891
Series 2018-2A, Class E, 5.180% 7/10/26 (c)	998,000	979,310
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
3.556% FRN 1/23/31 (c)	250,000	224,624
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
5.431% FRN 1/15/28 (c)	250,000	207,081
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.500%
5.331% FRN 1/15/29 (c)	250,000	202,123
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950%
3.859% FRN 10/15/32 (c)	250,000	215,188
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A,
4.213% STEP 12/16/41 (c)	401,042	293,446
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (c)	96,529	96,715
Series 2017-1A, Class B, 3.240% 5/25/29 (c)	79,742	79,974
Canyon Capital CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750%
4.838% FRN 10/15/32 (c)	250,000	207,182
Capital Automotive REIT
Series 2014-1A, Class A, 3.660% 10/15/44 (c)	95,321	93,479
Series 2017-1A, Class A2, 4.180% 4/15/47 (c)	150,955	150,256
CARS-DB4 LP
Series 2020-1A, Class B1, 4.170% 2/15/50 (c)	242,000	220,220
Series 2020-1A, Class B3, 4.950% 2/15/50 (c)	671,000	563,640
Castlelake Aircraft Securitization, Series 2019-1A, Class A
3.967% 4/15/39 (c)	216,990	151,813
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
3.016% FRN 11/16/30 (c)	250,000	236,683
CLI Funding V LLC, Series 2014-2A, Class A
3.380% 10/18/29 (c)	42,978	38,759

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CLI Funding VI LLC
Series 2017-1A, Class A, 3.620% 5/18/42 (c)	$265,634	$218,431
Series 2019-1A, Class B, 4.640% 5/18/44 (c)	117,605	114,367
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%
1.407% FRN 9/25/34	3,291	2,709
Crestline Denali CLO XIV Ltd.
Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280% 3.086% FRN 10/23/31 (c)	350,000	320,553
Series 2016-1A, Class BR, 3 mo. USD LIBOR + 1.800% 3.606% FRN 10/23/31 (c)	250,000	210,354
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5, 1 mo. USD LIBOR + 1.005%
1.952% FRN 10/25/35	440,000	400,462
DB Master Finance LLC
Series 2019-1A, Class A2II, 4.021% 5/20/49 (c)	323,555	299,708
Series 2019-1A, Class A23, 4.352% 5/20/49 (c)	292,788	261,018
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668% 10/25/49 (c)	249,375	221,900
Series 2018-1A, Class A2I, 4.116% 7/25/48 (c)	265,950	255,407
Series 2017-1A, Class A23, 4.118% 7/25/47 (c)	166,175	150,834
Series 2015-1A, Class A2II, 4.474% 10/25/45 (c)	598,300	556,099
Eaton Vance CLO Ltd., Series 2013-1A, Class BRR, 3 mo. USD LIBOR + 2.800%
4.631% FRN 1/15/28 (c)	250,000	221,365
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (c)	124,382	124,527
Series 2016-A, Class B, 3.220% 4/25/28 (c)	75,843	76,049
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450%
3.269% FRN 4/20/31 (c)	450,000	420,538
Elmwood CLO III Ltd., Series 2019-3A, Class A1, 3 mo. USD LIBOR + 1.370%
3.227% FRN 10/15/32 (c)	250,000	227,945

	Principal Amount	Value
Falcon Aerospace Ltd., Series 2019-1, Class C
6.656% 9/15/39 (c)	$371,440	$227,779
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (c)	63,432	63,326
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 1.000%
2.819% FRN 4/20/31 (c)	250,000	234,827
Global SC Finance IV Ltd., Series 2017-1A, Class A
3.850% 4/15/37 (c)	209,877	209,741
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class C, 3 mo. USD LIBOR + 2.700%
4.519% FRN 10/20/32 (c)	250,000	209,368
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (c)	280,051	272,509
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	150,388	151,351
Series 2019-2A, Class B, 3.860% 10/15/54 (c)	163,256	159,435
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
3.519% FRN 1/20/31 (c)	280,000	252,200
Helios Issuer LLC, Series 2017-1A, Class A
4.940% 9/20/49 (c)	258,145	242,264
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (c)	133,370	135,274
Series 2017-3A, Class A1, 3.190% 9/20/48 (c)	167,911	164,914
Series 2017-2A, Class A1, 3.280% 9/20/48 (c)	64,686	66,615
Series 2016-4A, Class A2, 4.290% 9/20/47 (c)	130,972	137,991
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (c)	225,200	150,021
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (c)	273,167	172,469
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (c)	511,524	357,887

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HPS Loan Management Ltd., Series 15A-19, Class C, 3 mo. USD LIBOR + 2.700%
4.502% FRN 7/22/32 (c)	$250,000	$206,950
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380%
3.496% FRN 10/26/32 (c)	250,000	228,305
J.G. Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (c)	138,000	145,481
Kayne CLO 4 Ltd., Series 2019-4A, Class B1, 3 mo. USD LIBOR + 2.100%
3.894% FRN 4/25/32 (c)	250,000	219,098
KDAC Aviation Finance Ltd., Series 2017-1A, Class A
4.212% 12/15/42 (c)	340,486	260,823
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A
4.250% 12/15/38 (c)	397,200	290,217
KKR Financial CLO Ltd., Series 26, Class B1, 3 mo. USD LIBOR + 2.050%
3.881% FRN 7/15/32 (c)	250,000	217,743
KREF Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550%
3.350% FRN 6/15/36 (c)	450,000	292,510
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (c)	376,979	288,594
Lunar Aircraft Ltd., Series 2020-1A, Class A
3.376% 2/15/45 (c)	415,000	290,147
LUNAR AIRCRAFT Ltd.
Series 2020-1A, Class B, 4.335% 2/15/45 (c)	262,000	169,794
Series 2020-1A, Class C, 6.413% 2/15/45 (c)	382,000	234,492
MACH 1 Cayman Ltd., Series 2019-1, Class B
4.335% 10/15/39 (c)	356,114	218,613
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600%
3.431% FRN 7/15/30 (c)	950,000	855,365
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, 3 mo. USD LIBOR + 1.700%
3.506% FRN 1/23/31 (c)	250,000	225,186

	Principal Amount	Value
Magnetite XV Ltd., Series 2015-15A, Class CR, 3 mo. USD LIBOR + 1.800%
3.594% FRN 7/25/31 (c)	$490,000	$416,528
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (c)	53,137	51,943
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250%
3.069% FRN 10/20/30 (c)	250,000	231,332
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2019-T2, Class DT2
3.060% 8/15/53 (c)	262,000	245,338
NP SPE II LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (c)	380,000	372,073
OHA Credit Funding Ltd., Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330%
3.266% FRN 10/22/32 (c)	250,000	235,046
OHA Credit Partners Ltd., Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150%
3.969% FRN 1/20/32 (c)	300,000	253,216
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.140% 10/14/36 (c)	1,700,000	1,674,354
Series 2019-2A, Class C, 3.660% 10/14/36 (c)	400,000	391,131
Orange Lake Timeshare Trust, Series 2019-A, Class D
4.930% 4/09/38 (c)	622,873	404,941
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (c)	344,000	342,331
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480%
1.427% FRN 8/25/35	45,928	44,313
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (c)	343,810	218,080
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (c)	507,728	462,637
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.797% FRN 2/25/23 (c)	210,000	192,606

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .280%
1.227% FRN 5/25/36	$15,601	$14,679
Primose Funding LLC, Series 2019-1A, Class A2
4.475% 7/30/49 (c)	228,428	207,506
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.720%
3.415% FRN 5/20/31 (c)	250,000	219,684
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
2.921% FRN 1/15/30 (c)	500,000	473,189
Sierra Receivables Funding LLC
Series 2015-3A, Class B, 3.080% 9/20/32 (c)	13,266	13,114
Series 2019-2A, Class C, 3.120% 5/20/36 (c)	138,803	134,592
Series 2016-1A, Class B, 3.670% 3/21/33 (c)	31,137	30,872
Series 2019-1A, Class D, 4.750% 1/20/36 (c)	459,812	456,983
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
3.992% FRN 8/18/31 (c)	490,000	393,051
Store Master Funding I-VII and XIV
Series 2019-1, Class A4, 4.490% 11/20/49 (c)	768,717	382,831
Series 2018-1A, Class A4, 4.740% 10/20/48 (c)	238,300	166,684
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (c)	116,296	103,990
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (c)	297,456	303,023
Taco Bell Funding LLC
Series 2018-1A, Class A2II, 4.940% 11/25/48 (c)	306,125	306,191
Series 2016-1A, Class A23, 4.970% 5/25/46 (c)	427,900	386,107
Textainer Marine Containers V Ltd.
Series 2017-2A, Class A, 3.520% 6/20/42 (c)	178,660	179,381
Series 2017-1A, Class A, 3.720% 5/20/42 (c)	225,135	219,519
Textainer Marine Containers VII Ltd.
Series 2018-1A, Class A, 4.110% 7/20/43 (c)	352,000	357,470

	Principal Amount	Value
Series 2019-1A, Class B, 5.280% 4/20/44 (c)	$198,307	$205,940
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
3.519% FRN 1/20/31 (c)	490,000	425,858
TICP CLO VI Ltd, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.300%
5.131% FRN 1/15/29 (c)	350,000	285,018
TICP CLO XIV Ltd., Series 2019-14A, Class A2, 3 mo. USD LIBOR + 1.900%
4.021% FRN 10/20/32 (c)	250,000	216,622
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (c)	700,000	622,710
Series 2018-1A, Class A2, 4.620% 6/17/48 (c)	430,000	399,314
Triton Container Finance IV LLC, Series 2017-2A, Class A
3.620% 8/20/42 (c)	448,856	450,544
Triton Container Finance VI LLC, Series 2017-1A, Class A
3.520% 6/20/42 (c)	138,221	138,555
VSE VOI Mortgage LLC, Series 2016-A, Class B
2.740% 7/20/33 (c)	39,127	38,769
Wave USA
4.581% 9/15/44 (c)	612,331	362,123
Westgate Resorts LLC, Series 2017-1A, Class A
3.050% 12/20/30 (c)	94,973	92,235
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (c)	390,189	272,509
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (c)	234,734	163,967
		32,930,440
Student Loans ABS — 6.4%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
2.447% FRN 7/25/58 (c)	130,000	113,271
AccessLex Institute, Series 2004-A, Class A3, 28 day ARS
1.699% 7/01/39	250,000	246,009
Series 2003-A, Class A3, 3 mo. CMT + 1.200% 1.220% FRN 7/01/38	1,490	1,489

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 1.765% FRN 9/22/37	$285,791	$255,095
Brazos Higher Education Authority, Inc.
2.225% 6/25/42	450,000	419,744
College Avenue Student Loans LLC
Series 2019-A, Class C, 4.460% 12/28/48 (c)	225,000	212,480
Series 2019-A, Class D, 5.500% 12/28/48 (c)	174,000	163,841
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (c)	93,381	90,254
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (c)	95,106	93,112
DRB Prime Student Loan Trust, Series 2015-A, Class A2
3.060% 7/25/31 (c)	45,965	44,804
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
3.600% FRN 12/01/47 (c)	347,899	344,204
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%
2.129% FRN 8/25/42	535,537	464,959
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .900%
2.579% FRN 11/25/36	12,773	12,678
Navient Private Education Refi Loan Trust, Series 2018-CA, Class B
4.220% 6/16/42 (c)	530,000	533,397
Navient Student Loan Trust
Series 2019-BA, Class A2B, 1 mo. USD LIBOR + .980% 1.685% FRN 12/15/59 (c)	1,000,000	946,782
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.847% FRN 12/27/67 (c)	700,000	651,382
Series 2018-1A, Class B, 1 mo. USD LIBOR + 1.200% 2.147% FRN 3/25/67 (c)	250,000	234,879
Series 2018-EA, Class B, 4.440% 12/15/59 (c)	140,000	140,301
Nelnet Private Education Loan Trust
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 2.697% FRN 12/26/40 (c)	65,776	62,199
Series 2016-A, Class A1B, 3.600% 12/26/40 (c)	73,678	73,692

	Principal Amount	Value
Nelnet Student Loan Trust
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 1.466% FRN 6/25/41	$124,810	$108,651
Series 2005-4, Class A4R2, 28 day ARS 1.612% FRN 3/22/32	144,420	136,581
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 1.947% FRN 11/25/36 (c)	200,000	180,750
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 1.947% FRN 6/25/42 (c)	150,000	134,661
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 1.947% FRN 7/26/49 (c)	350,000	318,392
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 2.397% FRN 2/25/67 (c)	500,000	469,213
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 6/25/41 (c)	100,000	94,532
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 10/25/47 (c)	440,000	410,164
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 5/26/54 (c)	100,000	91,919
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	1,363	681,500
Series 2006-7, Class B, 3 mo. USD LIBOR + 0.200% 1.994% FRN 1/27/42	320,658	282,407
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 1.994% FRN 1/25/70	170,343	151,786
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.004% FRN 10/25/40	142,489	127,243
Series 2005-6, Class B, 3 mo. USD LIBOR + 0.290% 2.084% FRN 1/25/44	344,696	305,179
Series 2005-9, Class B, 3 mo. USD LIBOR + 0.300% 2.094% FRN 1/25/41	426,311	375,226
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 2.264% FRN 10/25/64	115,305	102,242
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.394% FRN 10/25/65 (c)	910,000	807,626
Series 2002-7, Class B, 28 day ARS 5.281% FRN 12/15/39	600,000	558,287

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD LIBOR + 0.870% 1.575% FRN 7/15/36 (c)	$101,000	$88,920
Series 2019-A, Class B, 4.000% 11/17/42 (c)	185,000	183,660
Series 2015-C, Class C, 4.500% 9/17/46 (c)	350,000	334,065
SoFi Professional Loan Program LLC
Series 2015-A, Class RC, 0.000%3/25/33 (c)	200	165,000
Series 2018-A, Class R1, 0.000%2/25/42 (c)	1,000,000	702,500
Series 2019-A, Class R1, 0.000%6/15/48 (c)	1,361,200	415,524
Series 2017-D, Class R1, 0.010% 9/25/40 (c)	1,000,000	467,370
Series 2018-D, Class R1, 0.010% 2/25/48 (c)	911,500	314,468
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	500,000	465,395
Series 2017-C, Class C, 4.210% VRN 7/25/40 (c) (h)	180,000	167,513
Series 2017-A, Class C, 4.430% VRN 3/26/40 (c) (h)	170,000	154,860
South Carolina Student Loan Corp.
Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500% 2.447% FRN 1/25/36	96,688	93,702
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.081% FRN 8/01/35	550,000	526,791
		14,520,699
WL Collateral CMO — 0.9%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (c) (h)	492,000	422,217
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (c) (h)	260,000	225,540
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
4.615% VRN 8/25/34 (h)	14,324	12,846
Countrywide Home Loans, Inc.
Series 2004-2, Class 1A1, 3.722% VRN 2/25/34 (h)	10,007	8,921
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (h)	2,294	2,133
Deephaven Residential Mortgage Trust
Series 2019-3A, Class M1, 3.405% VRN 7/25/59 (c) (h)	800,000	657,042

	Principal Amount	Value
Series 2019-1A, Class M1, 4.402% VRN 1/25/59 (c) (h)	$250,000	$220,903
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1,
4.304% VRN 8/25/34 (h)	3,653	3,531
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A,
3.885% VRN 8/25/34 (h)	22,251	19,125
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.500% VRN 1/25/47 (c) (h)	396,963	395,480
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (h)	1,037	928
Series 2003-A4, Class IA, 4.678% VRN 7/25/33 (h)	1,081	959
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A,
3.854% VRN 3/25/34 (h)	10,337	9,291
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%
3.366% FRN 4/25/44	28,545	25,560
		2,004,476

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $74,576,068)		65,801,692

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Colombia Government International Bond
6.125% 1/18/41	440,000	505,727
Mexico Government International Bond
4.750% 3/08/44	354,000	356,304
6.750% 9/27/34	375,000	493,129
		1,355,160

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,341,522)		1,355,160

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 22.2%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Series 2617, Class Z, 5.500% 5/15/33	78,222	90,236

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2693, Class Z, 5.500% 10/15/33	$142,234	$159,820
Series 2178, Class PB, 7.000% 8/15/29	8,229	9,317
		259,373
Pass-Through Securities — 21.6%
Federal Home Loan Mortgage Corp.
Pool #SB8013 2.500% 9/01/34	1,420,848	1,474,838
Pool #SB8020 2.500% 12/01/34	1,333,481	1,384,151
Pool #ZA5946 4.500% 11/01/48	1,129,396	1,214,345
Pool #ZA6368 4.500% 2/01/49	626,855	674,064
Pool #G01311 7.000% 9/01/31	735	847
Pool #C80207 7.500% 9/01/24	512	560
Pool #C00530 7.500% 7/01/27	511	577
Pool #C00563 7.500% 11/01/27	1,829	2,076
Pool #C00612 7.500% 4/01/28	61	69
Pool #C55867 7.500% 2/01/30	2,211	2,479
Federal National Mortgage Association
Pool #MA3797 2.500% 10/01/34	2,737,138	2,841,145
Pool #MA3029 3.000% 6/01/32	764,575	802,773
Pool #MA3090 3.000% 8/01/32	321,720	337,793
Pool #AR3007 3.000% 2/01/43	188,930	199,980
Pool #AV2325 3.500% 12/01/28	86,204	91,112
Pool #AV1897 3.500% 12/01/28	28,442	30,097
Pool #AS1304 3.500% 12/01/28	166,995	176,504
Pool #BF0196 3.500% 2/01/41	225,621	242,391
Pool #MA1356 3.500% 2/01/43	1,093,467	1,173,033
Pool #BJ0686 4.000% 4/01/48	979,461	1,046,426
Pool #CA1951 4.000% 7/01/48	478,233	510,480
Pool #CA2039 4.000% 7/01/48	847,488	904,503
Pool #888586 1 year CMT + 2.196% 4.328% FRN 10/01/34	92,571	97,082
Pool #725692 1 year CMT + 2.138% 4.355% FRN 10/01/33	34,945	36,647
Pool #CA1909 4.500% 6/01/48	1,356,007	1,461,306
Pool #CA1952 4.500% 6/01/48	566,305	609,750
Pool #BK7877 4.500% 7/01/48	330,898	356,283
Pool #MA3522 4.500% 11/01/48	473,048	508,452
Pool #MA3537 4.500% 12/01/48	436,061	468,696
Pool #MA3564 4.500% 1/01/49	400,549	430,526
Pool #BN5241 4.500% 2/01/49	3,147,144	3,382,680
Pool #MA3639 4.500% 4/01/49	312,070	335,426
Pool #AD6437 5.000% 6/01/40	59,028	65,315
Pool #AD6996 5.000% 7/01/40	394,960	437,026
Pool #AL8173 5.000% 2/01/44	158,370	174,099
Pool #575579 7.500% 4/01/31	4,059	4,717
Pool #535996 7.500% 6/01/31	652	761

	Principal Amount	Value
Government National Mortgage Association I
Pool #579140 6.500% 1/15/32	$607	$688
Pool #587280 6.500% 9/15/32	944	1,060
Pool #550659 6.500% 9/15/35	66,290	76,751
Pool #538689 6.500% 12/15/35	15,205	17,668
Pool #780651 7.000% 10/15/27	782	868
Pool #462384 7.000% 11/15/27	416	462
Pool #482668 7.000% 8/15/28	809	909
Pool #581417 7.000% 7/15/32	1,695	1,942
Pool #423836 8.000% 8/15/26	534	595
Pool #444619 8.000% 3/15/27	5,148	5,711
Government National Mortgage Association II TBA
Pool #304 3.500% 4/21/50 (e)	14,450,000	15,236,847
Pool #1235 4.000% 4/21/50 (e)	6,450,000	6,852,117
Uniform Mortgage Backed Securities TBA(e) Pool #1058 3.500% 4/15/50	5,125,000	5,418,086
		49,092,713
Whole Loans — 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050%
2.997% FRN 7/25/49 (c)	425,576	356,920
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R04, Class 2M2, 1 mo. USD LIBOR + 2.100% 3.047% FRN 6/25/39 (c)	200,000	162,173
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 3.097% FRN 9/25/31 (c)	139,300	118,812
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 3.247% FRN 8/25/31 (c)	462,717	396,754
		1,034,659

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $49,351,892)		50,386,745

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bonds & Notes — 1.9%
U.S. Treasury Note
1.500% 1/15/23	700,000	723,601
1.500% 11/30/24	700,000	736,633

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.250% 8/15/49 (i)	$2,410,000	$2,923,380
		4,383,614

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,968,646)		4,383,614

TOTAL BONDS & NOTES (Cost $234,514,293)		220,108,730

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $710,400)		423,712
	Number of Shares
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b) (g)	150	3,788

TOTAL WARRANTS (Cost $0)		3,788

MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Prime Portfolio (j)	915,752	915,752

TOTAL MUTUAL FUNDS (Cost $915,752)		915,752

TOTAL LONG-TERM INVESTMENTS (Cost $236,482,673)		221,715,050
	Principal Amount
SHORT-TERM INVESTMENTS — 12.3%
Commercial Paper — 12.3%
Avangrid, Inc.
1.318% 4/03/20 (c)	$3,000,000	2,999,356
Boeing Co.
2.092% 6/10/20 (c)	3,000,000	2,976,629
Carnival Corp.
1.902% 11/25/20 (c)	2,000,000	1,909,844
CenterPoint Energy, Inc.
1.788% 4/06/20 (c)	1,000,000	999,518
Daimler Finance North America LLC
2.942% 4/06/20 (c)	1,000,000	999,543

	Principal Amount	Value
DuPont de Nemours, Inc.
1.821% 4/13/20 (c)	$1,000,000	$998,781
Ei Dupont
1.801% 4/06/20 (c)	2,000,000	1,998,671
Entergy Corp.
1.811% 5/04/20 (c)	2,000,000	1,996,897
1.834% 5/01/20 (c)	1,000,000	998,594
General Electric Co.
1.844% 5/20/20	2,000,000	1,990,833
1.874% 5/11/20	1,000,000	996,242
HP, Inc.
1.830% 4/06/20 (c)	1,000,000	999,524
NiSource, Inc.
1.809% 4/08/20 (c)	3,000,000	2,998,096
Suncor Energy, Inc
1.813% 5/13/20 (c)	2,000,000	1,992,117
ViacomCBS, Inc.
1.523% 4/15/20 (c)	3,000,000	2,995,937
		27,850,582

TOTAL SHORT-TERM INVESTMENTS (Cost $27,942,702)		27,850,582

TOTAL INVESTMENTS — 110.0% (Cost $264,425,375) (k)		249,565,632

Other Assets/(Liabilities) — (10.0)%		(22,764,562)

NET ASSETS — 100.0%		$226,801,070

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $27,181 or 0.01% of net assets.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $109,887,600 or 48.45% of net assets.

(d)	Security is perpetual and has no stated maturity date.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $897,203 or 0.40% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2)

(g)	Investment was valued using significant unobservable inputs.
(h)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.

(i)	All or a portion of this security is held as collateral for open derivatives. (Note 2)
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)	See Note 6 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	800,000	$128,960	$39,994	$88,966
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	13,410,000	$294,752	$670,406	$(375,654)
									$423,712	$710,400	$(286,688)

*	Contracts are subject to a Master Netting Agreement.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/07/20	MXN	844,220	USD	40,000	$(4,438)
Bank of America N.A.*	4/14/20	EUR	90,903	HUF	30,306,528	7,617
Bank of America N.A.*	4/14/20	PLN	1,904,384	EUR	448,555	(34,589)
Bank of America N.A.*	4/14/20	PLN	27,209	USD	7,000	(423)
Bank of America N.A.*	4/14/20	EUR	10,783	USD	12,000	(102)
Bank of America N.A.*	4/14/20	USD	17,161	PLN	64,998	1,450
Bank of America N.A.*	4/14/20	USD	252,058	ZAR	3,664,416	47,550
Bank of America N.A.*	4/14/20	RUB	2,912,983	USD	43,000	(5,980)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/21/20	AUD	7,457	USD	5,000	$(413)
Bank of America N.A.*	4/21/20	USD	224,808	SGD	303,067	11,519
Bank of America N.A.*	5/12/20	EUR	232,652	USD	257,533	(546)
Bank of America N.A.*	5/12/20	USD	3,000	CHF	2,918	(38)
Bank of America N.A.*	5/12/20	USD	251,970	EUR	232,652	(5,018)
Bank of America N.A.*	5/19/20	AUD	233,701	USD	157,076	(13,300)
Barclays Bank PLC*	4/07/20	MXN	5,848,097	USD	296,524	(50,179)
Barclays Bank PLC*	4/14/20	HUF	30,306,528	EUR	85,464	(1,616)
Barclays Bank PLC*	4/14/20	USD	153,000	HUF	49,413,421	1,887
Barclays Bank PLC*	4/21/20	MYR	1,042,741	USD	255,919	(14,668)
Barclays Bank PLC*	4/21/20	USD	102,711	IDR	1,411,134,000	16,340
Barclays Bank PLC*	4/21/20	USD	253,462	MYR	1,042,741	12,211
Barclays Bank PLC*	5/19/20	USD	269,281	SGD	372,968	6,683
Barclays Bank PLC*	7/14/20	USD	92,366	HUF	30,311,609	(509)
BNP Paribas SA*	4/21/20	USD	246,467	THB	7,489,392	18,248
Citibank N.A.*	4/07/20	USD	149,000	CLP	121,584,000	6,930
Citibank N.A.*	4/07/20	CLP	18,788,000	USD	22,000	(46)
Citibank N.A.*	4/07/20	USD	7,000	COP	28,371,000	17
Citibank N.A.*	4/14/20	RUB	7,969,170	USD	128,059	(26,782)
Citibank N.A.*	4/14/20	EUR	131,225	USD	147,241	(2,454)
Citibank N.A.*	4/14/20	USD	5,000	HUF	1,520,694	350
Citibank N.A.*	4/14/20	PLN	68,922	USD	17,000	(340)
Citibank N.A.*	4/14/20	EUR	415,066	PLN	1,904,384	(2,361)
Citibank N.A.*	4/14/20	ILS	331,239	USD	92,380	1,180
Citibank N.A.*	4/15/20	GTQ	235,541	USD	30,340	311
Citibank N.A.*	4/21/20	USD	246,613	JPY	26,962,134	(4,343)
Citibank N.A.*	4/21/20	IDR	261,293,400	USD	16,224	(231)
Citibank N.A.*	4/21/20	USD	6,000	THB	196,026	27
Citibank N.A.*	4/29/20	GTQ	114,875	USD	14,897	52
Citibank N.A.*	5/05/20	BRL	46,917	USD	9,000	10
Citibank N.A.*	5/12/20	RON	1,068,791	USD	245,831	(2,745)
Citibank N.A.*	5/12/20	USD	275,418	ILS	943,651	8,557
Citibank N.A.*	5/12/20	USD	1,000	RON	4,443	(11)
Citibank N.A.*	5/12/20	EUR	15,298	PLN	70,291	(89)
Citibank N.A.*	5/12/20	ILS	943,651	USD	263,560	3,301
Citibank N.A.*	5/19/20	SGD	14,250	USD	10,193	(160)
Citibank N.A.*	5/19/20	IDR	540,503,500	USD	33,478	(477)
Citibank N.A.*	7/14/20	PLN	1,978,350	USD	466,688	11,432
Citibank N.A.*	9/18/20	PKR	3,774,046	USD	22,804	(577)
Citibank N.A.*	11/16/20	PKR	6,689,150	USD	41,000	(1,966)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs International*	4/07/20	MXN	4,677,553	USD	244,000	$(46,963)
Goldman Sachs International*	4/07/20	USD	28,000	MXN	663,016	71
Goldman Sachs International*	4/14/20	USD	102,168	ILS	351,745	2,816
Goldman Sachs International*	4/14/20	RUB	863,191	USD	11,000	(30)
Goldman Sachs International*	4/21/20	SGD	303,067	USD	216,740	(3,451)
Goldman Sachs International*	4/21/20	JPY	970,418	USD	9,000	32
Goldman Sachs International*	5/19/20	SGD	5,696	USD	4,000	10
HSBC Bank USA*	4/07/20	USD	11,000	COP	41,800,000	712
HSBC Bank USA*	4/14/20	USD	97,469	HUF	28,978,420	8,849
HSBC Bank USA*	5/12/20	PLN	70,291	EUR	16,463	(1,198)
HSBC Bank USA*	5/19/20	USD	6,000	IDR	87,312,000	669
JP Morgan Chase Bank N.A.*	4/07/20	BRL	520,599	USD	127,326	(27,170)
JP Morgan Chase Bank N.A.*	4/14/20	USD	103,861	CHF	99,609	313
JP Morgan Chase Bank N.A.*	4/14/20	USD	153,086	KZT	58,914,394	22,250
JP Morgan Chase Bank N.A.*	4/14/20	USD	9,000	ZAR	137,605	1,320
JP Morgan Chase Bank N.A.*	4/14/20	ZAR	3,802,021	USD	217,817	(5,629)
JP Morgan Chase Bank N.A.*	4/14/20	USD	120,146	EUR	111,152	(2,493)
JP Morgan Chase Bank N.A.*	4/21/20	AUD	360,122	USD	246,919	(25,385)
JP Morgan Chase Bank N.A.*	4/21/20	PHP	12,717,823	USD	248,455	1,276
JP Morgan Chase Bank N.A.*	4/21/20	USD	4,000	JPY	440,532	(100)
JP Morgan Chase Bank N.A.*	4/21/20	IDR	261,293,400	USD	16,109	(116)
JP Morgan Chase Bank N.A.*	5/12/20	USD	95,000	KZT	36,874,278	13,777
JP Morgan Chase Bank N.A.*	5/12/20	KZT	12,825,890	USD	28,115	137
JP Morgan Chase Bank N.A.*	5/12/20	USD	237,181	RON	1,064,348	(4,895)
JP Morgan Chase Bank N.A.*	5/12/20	USD	41,000	CHF	39,549	(172)
JP Morgan Chase Bank N.A.*	5/19/20	USD	150,461	IDR	2,074,702,000	23,786
JP Morgan Chase Bank N.A.*	5/19/20	IDR	540,503,500	USD	33,058	(57)
JP Morgan Chase Bank N.A.*	11/16/20	PKR	5,521,717	USD	34,131	(1,909)
Morgan Stanley & Co. LLC*	4/07/20	USD	124,000	COP	427,552,000	18,769
Morgan Stanley & Co. LLC*	4/07/20	MXN	3,833,303	USD	152,000	9,474
Morgan Stanley & Co. LLC*	4/14/20	ILS	20,506	USD	6,000	(209)
Morgan Stanley & Co. LLC*	4/21/20	IDR	365,960,400	USD	26,000	(3,602)
Morgan Stanley & Co. LLC*	4/21/20	USD	12,000	THB	381,762	366
Morgan Stanley & Co. LLC*	5/12/20	USD	146,000	CHF	139,872	385
						$(37,096)

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	6/19/20	73	$14,203,816	$1,993,059
U.S. Treasury Note 2 Year	6/30/20	175	38,049,385	517,607
U.S. Treasury Note 5 Year	6/30/20	22	2,720,797	37,109
				$2,547,775
Short
90 Day Eurodollar	6/15/20	2	$(487,381)	$(9,994)
U.S. Treasury Ultra 10 Year	6/19/20	28	(4,243,525)	(125,350)
90 Day Eurodollar	9/14/20	2	(487,593)	(10,632)
90 Day Eurodollar	12/14/20	2	(487,568)	(10,732)
90 Day Eurodollar	3/15/21	2	(487,743)	(10,832)
90 Day Eurodollar	9/13/21	3	(731,728)	(15,985)
90 Day Eurodollar	3/14/22	3	(731,503)	(15,910)
90 Day Eurodollar	9/19/22	3	(731,203)	(15,647)
90 Day Eurodollar	3/13/23	2	(487,168)	(10,332)
90 Day Eurodollar	12/18/23	3	(730,078)	(15,385)
90 Day Eurodollar	12/16/24	6	(1,458,355)	(30,245)
				$(271,044)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.00%	Quarterly	6/20/25	USD	1,100,000	$3,821	$4,784	$(963)
CDX.NA.IG Series 34†	1.00%	Quarterly	6/20/25	USD	900,000	5,990	3,196	2,794
						$9,811	$7,980	$1,831

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GTQ	Guatemalan Quetzal
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PKR	Pakistan Rupee
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

Currency Legend (Continued)

THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Country weightings, as a percentage of net assets, is as follows:

United Statess	81.3%
Cayman Islands	6.0%
Canada	1.8%
United Kingdom	1.7%
Netherlands	1.5%
Bermuda	1.3%
Mexico	1.0%
Luxembourg	0.6%
Norway	0.3%
United Arab Emirates	0.3%
Switzerland	0.3%
Saudi Arabia	0.3%
Colombia	0.2%
Germany	0.2%
Denmark	0.2%
Finland	0.2%
Spain	0.2%
Ireland	0.1%
Panama	0.1%
Chile	0.1%
Australia	0.0%
Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%
COMMON STOCK — 0.3%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Inc. (Escrow Shares) (a) (b) (c)	5,428,000	$—
The Newark Group, Inc. (b) (c)	329,969	9,899
		9,899
		9,899
Consumer, Non-cyclical — 0.1%
Agriculture — 0.1%
Pinnacle Operating Corp. (b) (c)	313,098	—
Pinnacle Operating Corp. (b) (c)	665,333	598,800
		598,800
		598,800
Energy — 0.2%
Oil & Gas — 0.2%
Fieldwood Energy LLC (b)	10,960	10,960
Fieldwood Energy LLC (b)	44,668	44,668
Jupiter Resources, Inc.	610,239	610,239
		665,867
		665,867

TOTAL COMMON STOCK (Cost $10,301,907)		1,274,566

TOTAL EQUITIES (Cost $10,301,907)		1,274,566
	Principal Amount
BONDS & NOTES — 97.3%
BANK LOANS — 3.9%
Aerospace & Defense — 0.4%
Veritas Bermuda Ltd., USD Repriced Term Loan B, 3 mo. LIBOR + 4.500%
5.950% VRN 1/27/23	$2,468,193	2,097,964
Electronics — 0.1%
Vertafore, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250%
4.239% VRN 7/02/25	414,750	363,284
Oil & Gas — 0.3%
Fieldwood Energy LLC
Exit 1st Lien Term Loan, 3 mo. LIBOR + 5.250%
7.027% VRN 4/11/22	3,755,879	1,173,712

	Principal Amount	Value
Exit 2nd Lien Term Loan, 3 mo. LIBOR + 7.250%
9.027% VRN 4/11/23	$3,084,695	$197,421
		1,371,133
Packaging & Containers — 1.8%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250%
5.084% VRN 4/03/24	4,585,209	3,716,908
Consolidated Energy Finance, SA, Term Loan B, 3 mo. LIBOR + 2.500%
3.205% VRN 5/07/25	3,150,611	2,205,427
Flex Acquisition Co., Inc., 1st Lien Term Loan, 3 mo. LIBOR + 3.000%
4.909% VRN 12/29/23	1,908,002	1,726,742
Trident TPI Holdings, Inc., 2017 USD Term Loan B1, 3 mo. LIBOR + 3.250%
4.323% VRN 10/17/24	677,304	555,389
		8,204,466
Software — 1.3%
Almonde, Inc.
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.500%
5.277% VRN 6/13/24	2,486,574	2,113,588
USD 2nd Lien Term Loan, 3 mo. LIBOR + 7.250%
9.027% VRN 6/13/25	3,000,000	2,226,000
Banff Merger Sub, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 4.250%
5.239% VRN 10/02/25	2,248,522	1,855,593
		6,195,181

TOTAL BANK LOANS (Cost $26,197,571)		18,232,028

CORPORATE DEBT — 93.4%
Advertising — 0.5%
Terrier Media Buyer, Inc.
8.875% 12/15/27 (d)	2,561,000	2,164,045
Aerospace & Defense — 2.9%
Signature Aviation US Holdings, Inc.
4.000% 3/01/28 (d)	2,864,000	2,585,619
TransDigm, Inc.
5.500% 11/15/27 (d)	4,192,000	3,762,320
6.375% 6/15/26	1,510,000	1,445,825
Triumph Group, Inc.
5.250% 6/01/22	1,825,000	1,505,625
6.250% 9/15/24 (d)	1,347,000	1,200,595

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.750% 8/15/25 (e)	$4,319,000	$3,131,275
		13,631,259
Agriculture — 0.3%
JBS Investments II GmbH
7.000% 1/15/26 (d)	1,574,000	1,568,617
Airlines — 1.5%
American Airlines Group, Inc.
5.000% 6/01/22 (d)	466,000	373,965
3.750% 3/01/25 (d)	9,300,000	6,510,000
		6,883,965
Apparel — 0.1%
Hanesbrands, Inc.
4.875% 5/15/26 (d)	596,000	584,146
Auto Manufacturers — 2.2%
Allison Transmission, Inc.
4.750% 10/01/27 (d)	2,473,000	2,275,160
Ford Motor Credit Co. LLC
3.087% 1/09/23	1,420,000	1,306,400
3.664% 9/08/24	646,000	581,400
4.134% 8/04/25	771,000	683,877
4.140% 2/15/23	342,000	316,965
4.389% 1/08/26	1,891,000	1,654,625
4.687% 6/09/25	1,000,000	890,000
5.113% 5/03/29	322,000	279,134
5.596% 1/07/22	396,000	383,130
5.875% 8/02/21	1,796,000	1,760,080
		10,130,771
Auto Parts & Equipment — 0.3%
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
8.500% 5/15/27 (d)	1,642,000	1,432,481
Building Materials — 1.8%
Griffon Corp.
5.750% 3/01/28 (d)	1,873,000	1,760,620
James Hardie International Finance DAC
4.750% 1/15/25 (d)	1,027,000	967,958
5.000% 1/15/28 (d)	1,668,000	1,576,260
PGT Innovations, Inc.
6.750% 8/01/26 (d)	1,279,000	1,224,643
Standard Industries, Inc.
4.750% 1/15/28 (d)	3,393,000	3,124,783
		8,654,264
Chemicals — 1.8%
CF Industries, Inc.
4.950% 6/01/43	266,000	252,620
5.375% 3/15/44	1,040,000	990,631

	Principal Amount	Value
Consolidated Energy Finance SA
6.875% 6/15/25 (d)	$4,286,000	$3,707,390
CVR Partners LP/CVR Nitrogen Finance Corp.
9.250% 6/15/23 (d)	2,500,000	2,004,250
Valvoline, Inc.
4.250% 2/15/30 (d)	1,390,000	1,302,986
		8,257,877
Coal — 2.6%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
7.500% 5/01/25 (d) (e)	1,275,000	765,000
Peabody Energy Corp.
6.000% 3/31/22 (d)	8,054,000	5,476,720
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.500% 6/15/25 (d)	5,145,000	3,704,400
Warrior Met Coal, Inc.
8.000% 11/01/24 (d)	2,960,000	2,456,800
		12,402,920
Commercial Services — 2.0%
Allied Universal Holdco LLC
6.625% 7/15/26 (d)	1,067,000	1,048,328
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.750% 7/15/27 (d)	596,000	473,880
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250% 1/15/28 (d)	3,925,000	3,385,312
Service Corp. International
5.125% 6/01/29	1,625,000	1,657,500
The Hertz Corp.
6.000% 1/15/28 (d)	2,935,000	1,540,875
TMS International Holding Corp.
7.250% 8/15/25 (d)	1,046,000	941,400
United Rentals North America, Inc.
4.000% 7/15/30	596,000	533,420
		9,580,715
Computers — 1.6%
Banff Merger Sub, Inc.
9.750% 9/01/26 (d)	2,072,000	1,823,360
Dell International LLC/EMC Corp.
7.125% 6/15/24 (d)	3,673,000	3,792,372
Presidio Holdings, Inc.
8.250% 2/01/28 (d)	442,000	389,513

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Science Applications International Corp.
4.875% 4/01/28 (d)	$861,000	$826,560
Western Digital Corp.
4.750% 2/15/26	447,000	453,705
		7,285,510
Distribution & Wholesale — 0.7%
Resideo Funding, Inc.
6.125% 11/01/26 (d)	4,000,000	3,490,000
Diversified Financial Services — 3.0%
Alliance Data Systems Corp.
4.750% 12/15/24 (d)	3,554,000	2,701,040
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (d)	6,000,000	3,864,000
LPL Holdings, Inc.
4.625% 11/15/27 (d)	1,796,000	1,642,658
5.750% 9/15/25 (d)	4,012,000	3,851,520
Springleaf Finance Corp.
5.375% 11/15/29	2,393,000	2,189,595
		14,248,813
Electric — 1.9%
Calpine Corp.
4.500% 2/15/28 (d)	2,626,000	2,545,251
NRG Energy, Inc.
5.250% 6/15/29 (d)	1,660,000	1,709,800
Vistra Operations Co. LLC
3.550% 7/15/24 (d)	2,302,000	2,163,505
4.300% 7/15/29 (d)	2,779,000	2,463,890
		8,882,446
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.
7.750% 1/15/27 (d)	1,753,000	1,812,076
Entertainment — 0.9%
Banijay Entertainment SASU
5.375% 3/01/25 (d)	1,083,000	990,945
Boyne USA, Inc.
7.250% 5/01/25 (d)	632,000	603,560
Live Nation Entertainment, Inc.
4.750% 10/15/27 (d)	2,788,000	2,481,320
		4,075,825
Environmental Controls — 0.1%
Clean Harbors, Inc.
4.875% 7/15/27 (d)	638,000	624,538
Foods — 6.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.875% 2/15/30 (d)	734,000	732,165

	Principal Amount	Value
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC
7.500% 3/15/26 (d)	$1,430,000	$1,541,254
JBS USA LUX SA/JBS USA Finance, Inc.
5.750% 6/15/25 (d)	1,329,000	1,342,290
6.500% 4/15/29 (d)	4,969,000	5,330,246
6.750% 2/15/28 (d)	2,816,000	3,006,080
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (d)	3,745,000	3,866,713
Kraft Heinz Foods Co.
3.950% 7/15/25	1,430,000	1,423,118
4.625% 1/30/29	2,213,000	2,214,222
5.200% 7/15/45	830,000	797,956
6.500% 2/09/40	2,000,000	2,182,341
6.875% 1/26/39	434,000	496,420
Pilgrim’s Pride Corp.
5.875% 9/30/27 (d)	1,756,000	1,749,678
Post Holdings, Inc.
4.625% 4/15/30 (d)	1,702,000	1,629,665
Simmons Foods, Inc.
7.750% 1/15/24 (d)	1,051,000	1,051,000
Smithfield Foods, Inc.
5.200% 4/01/29 (d)	1,063,000	1,069,063
		28,432,211
Hand & Machine Tools — 0.9%
Apex Tool Group LLC/BC Mountain Finance, Inc.
9.000% 2/15/23 (d)	5,236,000	3,403,400
Colfax Corp.
6.375% 2/15/26 (d)	723,000	712,155
		4,115,555
Health Care – Products — 2.1%
Avanos Medical, Inc.
6.250% 10/15/22	3,824,000	3,757,080
Avantor, Inc.
6.000% 10/01/24 (d)	213,000	223,160
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
7.250% 2/01/28 (d)	3,756,000	3,229,784
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
6.625% 5/15/22 (d) (e)	2,837,000	2,680,965
		9,890,989
Health Care – Services — 5.4%
Catalent Pharma Solutions, Inc.
5.000% 7/15/27 (d)	665,000	645,050

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Centene Corp.
4.250% 12/15/27 (d)	$1,641,000	$1,608,180
4.625% 12/15/29 (d)	3,765,000	3,783,825
5.375% 6/01/26 (d)	226,000	232,805
Envision Healthcare Corp.
8.750% 10/15/26 (d)	5,174,000	1,267,630
HCA, Inc.
3.500% 9/01/30	6,313,000	5,727,226
5.875% 2/15/26	3,067,000	3,228,017
LifePoint Health, Inc.
4.375% 2/15/27 (d)	1,000,000	942,000
Radiology Partners, Inc.
9.250% 2/01/28 (d)	1,333,000	1,154,044
Tenet Healthcare Corp.
4.625% 9/01/24 (d)	806,000	771,987
4.875% 1/01/26 (d)	2,600,000	2,476,500
5.125% 11/01/27 (d)	2,600,000	2,476,500
8.125% 4/01/22	968,000	922,020
		25,235,784
Home Builders — 1.7%
Brookfield Residential Properties, Inc.
6.375% 5/15/25 (d)	827,000	744,300
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
4.875% 2/15/30 (d)	1,165,000	885,050
M/I Homes, Inc.
4.950% 2/01/28 (d)	1,544,000	1,310,470
5.625% 8/01/25	1,629,000	1,457,955
Mattamy Group Corp.
4.625% 3/01/30 (d)	4,214,000	3,624,040
		8,021,815
Household Products & Wares — 0.1%
Spectrum Brands, Inc.
5.000% 10/01/29 (d)	359,000	305,150
Housewares — 0.4%
Newell Brands, Inc.
4.200% STEP 4/01/26	1,351,000	1,326,409
5.625% STEP 4/01/36	596,000	590,841
		1,917,250
Insurance — 0.7%
Acrisure LLC/Acrisure Finance, Inc.
7.000% 11/15/25 (d)	3,199,000	2,751,140
8.125% 2/15/24 (d)	448,000	436,374
		3,187,514
Internet — 1.3%
Netflix, Inc.
4.875% 6/15/30 (d)	1,353,000	1,373,498

	Principal Amount	Value
5.375% 11/15/29 (d)	$2,115,000	$2,194,630
5.875% 2/15/25	368,000	388,608
5.875% 11/15/28	1,961,000	2,095,328
		6,052,064
Investment Companies — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.375% 12/15/25	4,385,000	4,143,825
Iron & Steel — 0.6%
Cleveland-Cliffs, Inc.
6.750% 3/15/26 (d)	3,026,000	2,693,140
Leisure Time — 1.4%
Brunswick Corp.
7.375% 9/01/23	650,000	780,644
7.125% 8/01/27	2,494,000	3,128,410
Carlson Travel, Inc.
6.750% 12/15/23 (d)	1,198,000	814,640
9.500% 12/15/24 (d)	3,108,000	2,051,280
		6,774,974
Lodging — 1.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% 5/15/27 (d)	1,195,000	1,081,475
5.500% 3/01/25 (d)	3,361,000	3,125,730
Wynn Macau Ltd.
5.125% 12/15/29 (d)	1,114,000	935,760
		5,142,965
Media — 12.2%
Altice Financing SA
5.000% 1/15/28 (d)	1,325,000	1,172,625
7.500% 5/15/26 (d)	3,289,000	3,186,712
Block Communications, Inc.
4.875% 3/01/28 (d)	1,516,000	1,409,880
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (d)	3,525,000	3,454,500
4.500% 5/01/32 (d)	2,223,000	2,167,870
4.750% 3/01/30 (d)	486,000	483,570
5.125% 5/01/27 (d)	872,000	874,267
5.375% 6/01/29 (d)	2,500,000	2,569,000
5.875% 5/01/27 (d)	4,402,000	4,534,060
Clear Channel Worldwide Holdings, Inc.
5.125% 8/15/27 (d)	1,740,000	1,646,475
9.250% 2/15/24 (d)	865,000	741,737
CSC Holdings LLC
5.750% 1/15/30 (d)	3,360,000	3,388,426
7.500% 4/01/28 (d)	2,001,000	2,131,905

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DISH DBS Corp.
5.000% 3/15/23	$902,000	$863,034
DISH Network Corp.
3.375% 8/15/26	1,543,000	1,252,687
GCI LLC
6.625% 6/15/24 (d)	1,137,000	1,125,630
6.875% 4/15/25	1,439,000	1,424,610
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (d)	1,343,000	1,322,855
Midcontinent Communications / Midcontinent Finance Corp.
5.375% 8/15/27 (d)	930,000	900,440
Sirius XM Radio, Inc.
4.625% 7/15/24 (d)	3,046,000	3,091,477
5.375% 4/15/25 (d)	1,799,000	1,816,972
5.375% 7/15/26 (d)	2,668,000	2,721,093
5.500% 7/01/29 (d)	3,113,000	3,175,260
TEGNA, Inc.
4.625% 3/15/28 (d)	1,877,000	1,649,414
Videotron Ltd.
5.125% 4/15/27 (d)	125,000	125,000
Virgin Media Secured Finance PLC
5.500% 8/15/26 (d)	647,000	656,705
5.500% 5/15/29 (d)	7,354,000	7,327,526
Ziggo BV
4.875% 1/15/30 (d)	656,000	638,901
5.500% 1/15/27 (d)	1,449,000	1,449,000
		57,301,631
Mining — 4.4%
Arconic Corp.
6.125% 2/15/28 (d)	455,000	465,238
Compass Minerals International, Inc.
4.875% 7/15/24 (d)	1,040,000	977,600
6.750% 12/01/27 (d)	1,855,000	1,674,601
First Quantum Minerals Ltd.
6.500% 3/01/24 (d)	2,110,000	1,751,300
6.875% 3/01/26 (d)	1,191,000	955,777
7.500% 4/01/25 (d)	2,796,000	2,326,803
Freeport-McMoRan, Inc.
4.125% 3/01/28	713,000	622,093
4.250% 3/01/30	2,301,000	2,001,870
Kinross Gold Corp.
4.500% 7/15/27	2,042,000	1,921,951
5.950% 3/15/24	1,633,000	1,649,330
6.875% 9/01/41	1,177,000	1,177,000
New Gold, Inc.
6.375% 5/15/25 (d)	1,608,000	1,494,435

	Principal Amount	Value
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125% 11/01/22 (d)	$3,748,000	$1,836,520
Novelis Corp.
4.750% 1/30/30 (d)	1,808,000	1,609,120
		20,463,638
Miscellaneous - Manufacturing — 1.1%
Amsted Industries, Inc.
5.625% 7/01/27 (d)	2,783,000	2,707,622
Gates Global LLC / Gates Corp.
6.250% 1/15/26 (d)	2,800,000	2,478,000
		5,185,622
Office Equipment/Supplies — 0.6%
Xerox Corp.
4.125% STEP 3/15/23	2,898,000	2,880,612
Oil & Gas — 5.1%
Antero Resources Corp.
5.375% 11/01/21	1,684,000	1,225,110
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.625% 1/15/22 (e)	3,273,000	2,536,575
CVR Energy, Inc.
5.250% 2/15/25 (d)	1,500,000	1,166,250
5.750% 2/15/28 (d)	6,102,000	4,561,245
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250% 11/01/28 (d)	682,000	300,080
Hilcorp Energy I LP/Hilcorp Finance Co.
5.000% 12/01/24 (d)	166,000	76,360
Jonah Energy LLC/Jonah Energy Finance Corp.
7.250% 10/15/25 (d)	2,599,000	116,955
Jupiter Resources Inc.
10.000% 1/31/24 (a) (c)	738,589	738,589
Laredo Petroleum, Inc.
9.500% 1/15/25	1,117,000	446,800
10.125% 1/15/28	1,373,000	521,740
MEG Energy Corp.
7.125% 2/01/27 (d)	1,635,000	807,886
Nabors Industries Ltd.
7.250% 1/15/26 (d)	769,000	261,460
7.500% 1/15/28 (d)	465,000	148,800
Neptune Energy Bondco PLC
6.625% 5/15/25 (d)	2,750,000	1,540,000
Occidental Petroleum Corp.
2.600% 4/15/22	320,000	230,368
2.700% 8/15/22	747,000	532,645
2.700% 2/15/23	299,000	177,071

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.900% 8/15/24	$391,000	$214,004
3 mo. USD LIBOR + 1.450% 3.142% FRN 8/15/22	392,000	262,701
4.100% 2/01/21	1,670,000	1,419,476
6.950% 7/01/24	369,000	207,479
Parkland Fuel Corp.
5.875% 7/15/27 (d)	1,149,000	1,077,073
PBF Holding Co. LLC / PBF Finance Corp.
6.000% 2/15/28 (d)	4,293,000	2,833,380
PBF Holding Co. LLC/PBF Finance Corp.
7.250% 6/15/25	2,184,000	1,463,935
Tullow Oil PLC
6.250% 4/15/22 (d)	3,878,000	959,805
		23,825,787
Oil & Gas Services — 0.5%
Welltec A/S
9.500% 12/01/22 (d)	2,492,000	2,342,480
Packaging & Containers — 1.4%
Graphic Packaging International LLC
3.500% 3/15/28 (d)	2,149,000	1,933,455
Mauser Packaging Solutions Holding Co.
7.250% 4/15/25 (d)	3,211,000	2,552,745
Silgan Holdings, Inc.
4.125% 2/01/28 (d)	1,060,000	977,850
Trident TPI Holdings, Inc.
9.250% 8/01/24 (d)	1,614,000	1,339,620
		6,803,670
Pharmaceuticals — 2.2%
Bausch Health Americas, Inc.
9.250% 4/01/26 (d)	4,611,000	4,872,905
Bausch Health Cos., Inc.
5.000% 1/30/28 (d)	812,000	768,720
5.250% 1/30/30 (d)	916,000	866,133
6.125% 4/15/25 (d)	250,000	246,250
9.000% 12/15/25 (d)	870,000	917,154
Par Pharmaceutical, Inc.
7.500% 4/01/27 (d)	2,647,000	2,633,765
		10,304,927
Pipelines — 1.2%
Cheniere Energy Partners LP
4.500% 10/01/29 (d)	1,184,000	1,030,080
5.625% 10/01/26	2,397,000	2,205,240
Genesis Energy LP/Genesis Energy Finance Corp.
6.000% 5/15/23	635,000	460,597
6.250% 5/15/26	290,000	203,000

	Principal Amount	Value
6.500% 10/01/25	$2,243,000	$1,621,241
		5,520,158
Real Estate — 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp.
9.375% 4/01/27 (d)	742,000	625,350
Real Estate Investment Trusts (REITS) — 1.2%
ESH Hospitality, Inc.
4.625% 10/01/27 (d)	1,689,000	1,317,420
MPT Operating Partnership LP/MPT Finance Corp.
5.000% 10/15/27	1,778,000	1,724,660
RHP Hotel Properties LP/RHP Finance Corp.
5.000% 4/15/23	1,315,000	1,025,700
Ryman Hospitality Properties, Inc.
4.750% 10/15/27 (d)	1,850,000	1,387,500
		5,455,280
Retail — 1.8%
Asbury Automotive Group, Inc.
4.500% 3/01/28 (d)	940,000	799,000
4.750% 3/01/30 (d)	277,000	235,450
Beacon Roofing Supply, Inc.
4.875% 11/01/25 (d)	1,917,000	1,730,092
Golden Nugget, Inc.
8.750% 10/01/25 (d)	2,257,000	1,151,070
KGA Escrow LLC
7.500% 8/15/23 (d)	1,402,000	1,275,820
Penske Automotive Group, Inc.
5.500% 5/15/26	3,689,000	3,365,106
		8,556,538
Software — 3.4%
Open Text Corp.
3.875% 2/15/28 (d)	1,384,000	1,300,960
Open Text Holdings, Inc.
4.125% 2/15/30 (d)	1,433,000	1,347,378
RP Crown Parent LLC
7.375% 10/15/24 (d)	1,007,000	959,470
Solera LLC/ Solera Finance, Inc.
10.500% 3/01/24 (d)	508,000	497,840
SS&C Technologies, Inc.
5.500% 9/30/27 (d)	3,873,000	4,036,479
Veritas US, Inc./Veritas Bermuda Ltd.
10.500% 2/01/24 (d) (e)	9,225,000	7,772,063
		15,914,190

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Storage & Warehousing — 0.6%
LBC Tank Terminals Holding Netherlands BV
6.875% 5/15/23 (d)	$3,188,000	$2,988,750
Telecommunications — 7.7%
CenturyLink, Inc.
5.125% 12/15/26 (d)	2,211,000	2,211,000
6.750% 12/01/23	2,447,000	2,600,672
CommScope Technologies Finance LLC
6.000% 6/15/25 (d)	582,000	532,646
CommScope Technologies LLC
5.000% 3/15/27 (d)	1,427,000	1,237,922
CommScope, Inc.
6.000% 3/01/26 (d)	617,000	616,075
8.250% 3/01/27 (d)	2,298,000	2,215,042
Front Range BidCo, Inc.
6.125% 3/01/28 (d)	2,000,000	1,900,000
Hughes Satellite Systems Corp.
6.625% 8/01/26	3,035,000	3,074,197
Intelsat Jackson Holdings SA
8.500% 10/15/24 (d)	588,000	370,264
9.750% 7/15/25 (d)	2,147,000	1,417,020
Sprint Capital Corp.
8.750% 3/15/32	2,219,000	2,934,627
Sprint Corp.
7.625% 3/01/26	3,526,000	3,990,727
7.875% 9/15/23	3,858,000	4,234,464
T-Mobile USA, Inc.
4.500% 2/01/26	488,000	498,980
4.750% 2/01/28	1,328,000	1,383,510
5.375% 4/15/27	1,038,000	1,069,140
6.000% 4/15/24	877,000	894,101
Telecom Italia Capital
6.000% 9/30/34	704,000	696,960
Telecom Italia SpA
5.303% 5/30/24 (d)	2,027,000	2,037,257
ViaSat, Inc.
5.625% 9/15/25 (d)	1,272,000	1,189,193
5.625% 4/15/27 (d)	796,000	786,050
		35,889,847
Toys, Games & Hobbies — 0.5%
Mattel, Inc.
6.750% 12/31/25 (d)	2,428,000	2,469,032
Transportation — 2.1%
Kenan Advantage Group, Inc.
7.875% 7/31/23 (d) (e)	6,737,000	5,654,869

	Principal Amount	Value
XPO Logistics, Inc.
6.750% 8/15/24 (d)	$4,277,000	$4,182,051
		9,836,920

TOTAL CORPORATE DEBT (Cost $496,910,615)		437,987,936

TOTAL BONDS & NOTES (Cost $523,108,186)		456,219,964
	Number of Shares
WARRANTS — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Holding Corp. Tranche A, Expires 6/13/23, Strike price 31.25 (a) (b) (c)	5,301	663
Appvion Holding Corp. Tranche B, Expires 6/13/23, Strike price 31.25 (a) (b) (c)	5,301	—
		663

TOTAL WARRANTS (Cost $0)		663

MUTUAL FUNDS — 3.4%
Diversified Financial Services — 3.4%
State Street Navigator Securities Lending Prime Portfolio (f)	15,820,543	15,820,543

TOTAL MUTUAL FUNDS (Cost $15,820,543)		15,820,543

TOTAL LONG-TERM INVESTMENTS (Cost $549,230,636)		473,315,736

TOTAL INVESTMENTS — 101.0% (Cost $549,230,636) (g)		473,315,736

Other Assets/(Liabilities) — (1.0)%		(4,699,664)

NET ASSETS — 100.0%		$468,616,072

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	Non-income producing security.
(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $1,347,951 or 0.29% of net assets.

(d)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $327,559,107 or 69.90% of net assets.

(e)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $18,147,076 or 3.87% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,637,909 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	86.6%
Canada	5.5%
Luxembourg	2.3%
United Kingdom	2.2%
Netherlands	1.1%
Cayman Islands	1.0%
Ireland	0.8%
Denmark	0.5%
Italy	0.4%
Austria	0.3%
France	0.2%
Bermuda	0.1%
Total Long-Term Investments	101.0%
Other Assets and Liabilities	(1.0)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 52.6%
COMMON STOCK — 52.5%
Basic Materials — 0.8%
Chemicals — 0.5%
Air Products & Chemicals, Inc.	370	$73,856
Celanese Corp.	720	52,841
CF Industries Holdings, Inc.	1,525	41,480
Dow, Inc. (a)	3,020	88,305
DuPont de Nemours, Inc.	2,320	79,112
Eastman Chemical Co.	894	41,643
Ecolab, Inc.	4	623
International Flavors & Fragrances, Inc.	3	306
Linde PLC	54	9,342
LyondellBasell Industries NV Class A	2,280	113,156
PPG Industries, Inc.	388	32,437
The Sherwin-Williams Co.	247	113,501
		646,602
Forest Products & Paper — 0.1%
International Paper Co.	2,707	84,269
Iron & Steel — 0.1%
Nucor Corp.	1,761	63,431
Mining — 0.1%
Freeport-McMoRan, Inc.	48	324
Newmont Corp.	2,484	112,476
		112,800
		907,102
Communications — 8.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	3,133	50,723
Omnicom Group, Inc.	1,198	65,770
		116,493
Internet — 5.2%
Alphabet, Inc. Class A (a)	714	829,632
Alphabet, Inc. Class C (a)	796	925,597
Amazon.com, Inc. (a)	1,106	2,156,390
Booking Holdings, Inc. (a)	234	314,805
CDW Corp.	910	84,876
eBay, Inc.	6,265	188,326
Expedia Group, Inc.	103	5,796
F5 Networks, Inc. (a)	200	21,326
Facebook, Inc. Class A (a)	7,070	1,179,276
Netflix, Inc. (a)	22	8,261
NortonLifeLock, Inc.	79	1,478
TripAdvisor, Inc.	43	748
VeriSign, Inc. (a)	229	41,240
		5,757,751

	Number of Shares	Value
Media — 0.9%
Charter Communications, Inc. Class A (a)	306	$133,511
Comcast Corp. Class A	14,162	486,890
Discovery, Inc. Class A (a) (b)	2,500	48,600
Discovery, Inc. Class C (a)	3,095	54,286
DISH Network Corp. Class A (a)	1,000	19,990
Fox Corp. Class A	2,173	51,348
Fox Corp. Class B (a)	433	9,907
News Corp. Class A	30	269
ViacomCBS, Inc. Class B	2,852	39,957
The Walt Disney Co.	1,677	161,998
		1,006,756
Telecommunications — 2.2%
AT&T, Inc.	14,635	426,610
CenturyLink, Inc.	4,254	40,243
Cisco Systems, Inc.	23,324	916,867
Corning, Inc.	1,174	24,114
Juniper Networks, Inc.	1,048	20,059
Motorola Solutions, Inc.	324	43,066
Verizon Communications, Inc.	17,132	920,502
		2,391,461
		9,272,461
Consumer, Cyclical — 4.3%
Airlines — 0.3%
Alaska Air Group, Inc.	100	2,847
American Airlines Group, Inc.	400	4,876
Delta Air Lines, Inc.	3,300	94,149
Southwest Airlines Co.	4,066	144,790
United Airlines Holdings, Inc. (a)	1,700	53,635
		300,297
Apparel — 0.3%
Capri Holdings Ltd. (a)	400	4,316
Hanesbrands, Inc. (b)	5,100	40,137
NIKE, Inc. Class B	2,684	222,074
PVH Corp.	240	9,034
Ralph Lauren Corp.	400	26,732
Tapestry, Inc.	84	1,088
Under Armour, Inc. Class C (a)	300	2,418
VF Corp.	400	21,632
		327,431
Auto Manufacturers — 0.4%
Cummins, Inc.	773	104,602
Ford Motor Co.	10,362	50,049
General Motors Co.	8,000	166,240
PACCAR, Inc.	1,834	112,112
		433,003

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 0.0%
BorgWarner, Inc.	700	$17,059
Distribution & Wholesale — 0.1%
Copart, Inc. (a)	600	41,112
Fastenal Co.	140	4,375
W.W. Grainger, Inc.	164	40,754
		86,241
Home Builders — 0.1%
D.R. Horton, Inc.	759	25,806
PulteGroup, Inc.	1,274	28,436
		54,242
Home Furnishing — 0.0%
Leggett & Platt, Inc.	95	2,535
Whirlpool Corp.	444	38,095
		40,630
Housewares — 0.0%
Newell Brands, Inc.	683	9,070
Leisure Time — 0.0%
Harley-Davidson, Inc.	508	9,616
Norwegian Cruise Line Holdings Ltd. (a)	200	2,192
Royal Caribbean Cruises Ltd.	100	3,217
		15,025
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	1,800	122,832
Las Vegas Sands Corp.	1,300	55,211
Marriott International, Inc. Class A	911	68,152
Wynn Resorts Ltd.	9	542
		246,737
Retail — 2.9%
Advance Auto Parts, Inc.	140	13,065
AutoZone, Inc. (a)	76	64,296
Best Buy Co., Inc.	1,908	108,756
Costco Wholesale Corp.	88	25,091
Darden Restaurants, Inc.	373	20,314
Dollar General Corp.	570	86,076
Dollar Tree, Inc. (a)	71	5,216
The Gap, Inc. (b)	1,705	12,003
Genuine Parts Co.	446	30,029
The Home Depot, Inc.	3,530	659,086
Kohl’s Corp.	1,261	18,398
L Brands, Inc.	600	6,936
Lowe’s Cos., Inc.	5,879	505,888
Macy’s, Inc. (b)	1,440	7,070
McDonald’s Corp.	495	81,848
Nordstrom, Inc. (b)	1,511	23,179
O’Reilly Automotive, Inc. (a)	554	166,782

	Number of Shares	Value
Ross Stores, Inc.	1,512	$131,499
Starbucks Corp.	5,990	393,783
Target Corp.	2,067	192,169
Tiffany & Co.	111	14,375
The TJX Cos., Inc.	3,680	175,941
Walgreens Boots Alliance, Inc.	1,606	73,474
Walmart, Inc.	2,773	315,068
Yum! Brands, Inc.	506	34,676
		3,165,018
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	387	27,690
		4,722,443
Consumer, Non-cyclical — 12.0%
Agriculture — 0.7%
Altria Group, Inc.	11,141	430,822
Archer-Daniels-Midland Co.	26	915
Philip Morris International, Inc.	4,746	346,268
		778,005
Beverages — 0.9%
Brown-Forman Corp. Class B (b)	2	111
The Coca-Cola Co.	10,924	483,387
Constellation Brands, Inc. Class A	82	11,756
Molson Coors Beverage Co. Class B	236	9,206
Monster Beverage Corp. (a)	750	42,195
PepsiCo, Inc.	3,352	402,575
		949,230
Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (a)	1,270	114,033
Amgen, Inc.	3,875	785,579
Biogen, Inc. (a)	1,424	450,525
Corteva, Inc. (a)	20	470
Gilead Sciences, Inc.	7,052	527,208
Incyte Corp. (a)	400	29,292
Regeneron Pharmaceuticals, Inc. (a)	290	141,604
Vertex Pharmaceuticals, Inc. (a)	190	45,210
		2,093,921
Commercial Services — 0.7%
Automatic Data Processing, Inc.	661	90,345
Cintas Corp.	349	60,454
Equifax, Inc.	6	717
Gartner, Inc. (a)	20	1,991
H&R Block, Inc. (b)	3,942	55,503
Moody’s Corp.	695	146,993
Nielsen Holdings PLC	3,200	40,128
PayPal Holdings, Inc. (a)	5	479
Quanta Services, Inc.	324	10,281
Robert Half International, Inc.	1,535	57,946

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
S&P Global, Inc.	879	$215,399
United Rentals, Inc. (a)	850	87,465
Verisk Analytics, Inc.	380	52,964
		820,665
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.	2,906	192,842
The Estee Lauder Cos., Inc. Class A	426	67,879
The Procter & Gamble Co.	6,673	734,030
		994,751
Foods — 0.6%
Campbell Soup Co.	1,265	58,392
Conagra Brands, Inc.	1,184	34,739
General Mills, Inc.	2,594	136,885
The Hershey Co.	649	85,992
Hormel Foods Corp.	488	22,760
The J.M. Smucker Co.	274	30,414
Kellogg Co.	135	8,099
The Kraft Heinz Co.	173	4,280
The Kroger Co.	3,368	101,444
McCormick & Co., Inc.	13	1,836
Mondelez International, Inc. Class A	221	11,068
Sysco Corp.	2,066	94,272
Tyson Foods, Inc. Class A	720	41,666
		631,847
Health Care – Products — 0.5%
Abbott Laboratories	89	7,023
Align Technology, Inc. (a)	190	33,051
Baxter International, Inc.	1,122	91,095
Boston Scientific Corp. (a)	21	685
The Cooper Cos., Inc.	190	52,377
Danaher Corp.	12	1,661
Dentsply Sirona, Inc.	61	2,369
Edwards Lifesciences Corp. (a)	240	45,269
Henry Schein, Inc. (a)	100	5,052
IDEXX Laboratories, Inc. (a)	250	60,560
Intuitive Surgical, Inc. (a)	2	990
Medtronic PLC	236	21,282
ResMed, Inc.	300	44,187
Stryker Corp.	389	64,765
Thermo Fisher Scientific, Inc.	348	98,693
Varian Medical Systems, Inc. (a)	4	411
Zimmer Biomet Holdings, Inc.	4	404
		529,874
Health Care – Services — 0.9%
Anthem, Inc.	818	185,719
Centene Corp. (a)	380	22,576
DaVita, Inc. (a)	1,146	87,165
HCA Healthcare, Inc.	1,360	122,196

	Number of Shares	Value
Humana, Inc.	315	$98,916
Laboratory Corp. of America Holdings (a)	1	126
Quest Diagnostics, Inc.	95	7,629
UnitedHealth Group, Inc.	2,101	523,947
Universal Health Services, Inc. Class B	10	991
		1,049,265
Household Products & Wares — 0.4%
Avery Dennison Corp.	382	38,914
Church & Dwight Co., Inc.	400	25,672
The Clorox Co.	587	101,698
Kimberly-Clark Corp.	2,550	326,069
		492,353
Pharmaceuticals — 4.5%
AbbVie, Inc.	8,804	670,777
Allergan PLC	179	31,701
AmerisourceBergen Corp.	1,630	144,255
Becton Dickinson and Co.	8	1,838
Bristol-Myers Squibb Co.	9,710	541,235
Cardinal Health, Inc.	955	45,783
Cigna Corp. (a)	414	73,353
CVS Health Corp.	1,446	85,791
Eli Lilly & Co.	6,517	904,038
Johnson & Johnson	7,509	984,655
McKesson Corp.	1,741	235,488
Merck & Co., Inc.	7,429	571,587
Mylan NV (a)	2,659	39,646
Pfizer, Inc.	17,222	562,126
Zoetis, Inc.	610	71,791
		4,964,064
		13,303,975
Energy — 1.1%
Oil & Gas — 1.1%
Apache Corp.	98	410
Cabot Oil & Gas Corp.	4,492	77,217
Chevron Corp.	3,500	253,610
Cimarex Energy Co.	1,500	25,245
ConocoPhillips	1,910	58,828
Devon Energy Corp.	917	6,336
Diamondback Energy, Inc.	340	8,908
EOG Resources, Inc.	702	25,216
Exxon Mobil Corp.	5,449	206,899
Helmerich & Payne, Inc.	40	626
Hess Corp.	447	14,885
HollyFrontier Corp.	1,900	46,569
Marathon Oil Corp.	1,085	3,570
Marathon Petroleum Corp.	5,675	134,043

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Noble Energy, Inc.	66	$399
Occidental Petroleum Corp.	158	1,830
Phillips 66	3,845	206,284
Pioneer Natural Resources Co.	3	210
Valero Energy Corp.	3,430	155,585
		1,226,670
Oil & Gas Services — 0.0%
Baker Hughes Co.	74	777
Halliburton Co.	2,271	15,556
National Oilwell Varco, Inc.	1,009	9,919
Schlumberger Ltd.	687	9,268
TechnipFMC PLC	72	485
		36,005
Pipelines — 0.0%
Kinder Morgan, Inc.	60	835
The Williams Cos., Inc.	33	467
		1,302
		1,263,977
Financial — 8.1%
Banks — 2.9%
Bank of America Corp.	20,442	433,984
The Bank of New York Mellon Corp.	5,295	178,336
Citigroup, Inc.	9,784	412,102
Citizens Financial Group, Inc.	900	16,929
Comerica, Inc.	924	27,110
Fifth Third Bancorp	1,621	24,072
The Goldman Sachs Group, Inc.	728	112,541
Huntington Bancshares, Inc.	1,110	9,113
JP Morgan Chase & Co.	9,575	862,037
KeyCorp	2,272	23,561
M&T Bank Corp.	361	37,338
Morgan Stanley	8,496	288,864
Northern Trust Corp.	511	38,560
The PNC Financial Services Group, Inc.	1,155	110,557
Regions Financial Corp.	3,743	33,575
State Street Corp.	185	9,855
SVB Financial Group (a)	290	43,813
Truist Financial Corp.	2,066	63,715
US Bancorp	3,229	111,239
Wells Fargo & Co.	11,764	337,627
Zions Bancorp NA	349	9,339
		3,184,267
Diversified Financial Services — 2.5%
Alliance Data Systems Corp.	530	17,834
American Express Co.	1,408	120,539
Ameriprise Financial, Inc.	1,115	114,265
BlackRock, Inc.	200	87,994

	Number of Shares	Value
Capital One Financial Corp.	1,275	$64,285
The Charles Schwab Corp.	3,022	101,600
CME Group, Inc.	5	865
Discover Financial Services	2,395	85,430
E*TRADE Financial Corp.	893	30,648
Franklin Resources, Inc.	848	14,153
Intercontinental Exchange, Inc.	310	25,032
Invesco Ltd.	5,923	53,781
Jefferies Financial Group, Inc.	36	492
Mastercard, Inc. Class A	4,240	1,024,214
Nasdaq, Inc.	22	2,089
Raymond James Financial, Inc.	1,200	75,840
Synchrony Financial	5,900	94,931
T. Rowe Price Group, Inc.	686	66,988
Visa, Inc. Class A	4,410	710,539
The Western Union Co. (b)	3,107	56,330
		2,747,849
Insurance — 1.4%
Aflac, Inc.	1,990	68,138
The Allstate Corp.	586	53,754
American International Group, Inc.	1,811	43,917
Aon PLC	456	75,258
Assurant, Inc.	30	3,123
Berkshire Hathaway, Inc. Class B (a)	3,253	594,746
Chubb Ltd.	614	68,578
Cincinnati Financial Corp.	334	25,200
Everest Re Group Ltd.	10	1,924
Globe Life, Inc.	480	34,546
The Hartford Financial Services Group, Inc.	790	27,840
Lincoln National Corp.	1,058	27,847
Loews Corp.	134	4,667
Marsh & McLennan Cos., Inc.	230	19,886
MetLife, Inc.	4,729	144,565
Principal Financial Group, Inc.	1,235	38,705
The Progressive Corp.	1,834	135,422
Prudential Financial, Inc.	1,795	93,591
The Travelers Cos., Inc.	797	79,182
Unum Group	2,335	35,048
		1,575,937
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	1,098	41,406
Real Estate Investment Trusts (REITS) — 1.2%
Alexandria Real Estate Equities, Inc.	360	49,342
American Tower Corp.	1,958	426,354
Apartment Investment & Management Co. Class A	63	2,214
AvalonBay Communities, Inc.	54	7,947

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Boston Properties, Inc.	527	$48,605
Crown Castle International Corp.	210	30,324
Digital Realty Trust, Inc. (b)	50	6,946
Duke Realty Corp.	1,400	45,332
Equinix, Inc.	40	24,983
Equity Residential	201	12,404
Essex Property Trust, Inc.	30	6,607
Extra Space Storage, Inc.	800	76,608
Federal Realty Investment Trust	10	746
Healthpeak Properties, Inc.	676	16,123
Host Hotels & Resorts, Inc.	6,030	66,571
Iron Mountain, Inc. (b)	73	1,737
Kimco Realty Corp.	2,310	22,338
The Macerich Co. (b)	900	5,067
Mid-America Apartment Communities, Inc.	300	30,909
Prologis, Inc.	1,716	137,915
Public Storage	427	84,806
Realty Income Corp.	1,000	49,860
Regency Centers Corp.	500	19,215
Simon Property Group, Inc.	2,294	125,849
SL Green Realty Corp.	410	17,671
Ventas, Inc.	1,136	30,445
Vornado Realty Trust	265	9,596
Welltower, Inc.	274	12,544
Weyerhaeuser Co.	93	1,576
		1,370,634
Savings & Loans — 0.0%
People’s United Financial, Inc.	1,159	12,807
		8,932,900
Industrial — 3.7%
Aerospace & Defense — 0.9%
The Boeing Co.	16	2,386
General Dynamics Corp.	88	11,643
Howmet Aerospace, Inc.	815	13,089
L3 Harris Technologies, Inc.	176	31,701
Lockheed Martin Corp.	1,991	674,850
Northrop Grumman Corp.	393	118,902
Raytheon Co.	786	103,084
Raytheon Technologies Corp.	374	35,280
		990,935
Building Materials — 0.1%
Johnson Controls International PLC	426	11,485
Masco Corp.	2,794	96,589
Vulcan Materials Co.	8	864
		108,938
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	400	28,808

	Number of Shares	Value
Emerson Electric Co.	1,843	$87,819
		116,627
Electronics — 0.7%
Agilent Technologies, Inc.	73	5,228
Allegion PLC	300	27,606
Amphenol Corp. Class A	732	53,348
FLIR Systems, Inc.	435	13,872
Fortive Corp.	836	46,139
Garmin Ltd.	400	29,984
Honeywell International, Inc.	2,015	269,587
Keysight Technologies, Inc. (a)	600	50,208
Mettler-Toledo International, Inc. (a)	100	69,051
PerkinElmer, Inc.	24	1,807
Roper Technologies, Inc.	184	57,373
TE Connectivity Ltd.	1,100	69,278
Waters Corp. (a)	300	54,615
		748,096
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	124	9,830
Environmental Controls — 0.1%
Pentair PLC	400	11,904
Republic Services, Inc.	87	6,530
Waste Management, Inc.	1,305	120,791
		139,225
Hand & Machine Tools — 0.0%
Snap-on, Inc.	165	17,955
Stanley Black & Decker, Inc.	2	200
		18,155
Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	2,380	276,175
Machinery – Diversified — 0.2%
Deere & Co.	1	138
Dover Corp.	203	17,040
Flowserve Corp.	291	6,952
Ingersoll Rand, Inc. (a)	52	1,290
Rockwell Automation, Inc.	1,016	153,324
Xylem, Inc.	1	65
		178,809
Miscellaneous – Manufacturing — 0.7%
3M Co.	2,105	287,353
Eaton Corp. PLC	1,082	84,061
General Electric Co.	386	3,065
Illinois Tool Works, Inc.	2,370	336,824
Parker-Hannifin Corp.	320	41,514
Textron, Inc.	485	12,935
Trane Technologies PLC	60	4,955
		770,707

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 0.1%
Ball Corp.	40	$2,587
Packaging Corp. of America	410	35,600
Sealed Air Corp.	47	1,161
WestRock Co.	1,105	31,227
		70,575
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	170	30,976
Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	254	16,815
CSX Corp.	2,673	153,163
Expeditors International of Washington, Inc.	84	5,604
FedEx Corp.	6	728
Norfolk Southern Corp.	3	438
Union Pacific Corp.	1,810	255,282
United Parcel Service, Inc. Class B	2,695	251,767
		683,797
		4,142,845
Technology — 12.5%
Computers — 4.4%
Accenture PLC Class A	2,350	383,661
Apple, Inc.	12,526	3,185,237
Cognizant Technology Solutions Corp. Class A	2,118	98,423
DXC Technology Co.	1,145	14,942
Fortinet, Inc. (a)	1,000	101,170
Hewlett Packard Enterprise Co.	7,163	69,553
HP, Inc.	6,163	106,990
International Business Machines Corp.	6,330	702,187
Leidos Holdings, Inc.	700	64,155
NetApp, Inc.	1,309	54,572
Seagate Technology PLC	1,400	68,320
Western Digital Corp.	1,120	46,614
		4,895,824
Office & Business Equipment — 0.0%
Xerox Holdings Corp. (a)	943	17,860
Semiconductors — 3.1%
Analog Devices, Inc.	217	19,454
Applied Materials, Inc.	5,267	241,334
Broadcom, Inc.	1,104	261,759
Intel Corp.	19,811	1,072,171
KLA Corp.	818	117,579
Lam Research Corp.	863	207,120
Maxim Integrated Products, Inc.	900	43,749
Microchip Technology, Inc. (b)	24	1,627
Micron Technology, Inc. (a)	4,433	186,452
NVIDIA Corp.	335	88,306

	Number of Shares	Value
QUALCOMM, Inc.	8,888	$601,273
Skyworks Solutions, Inc.	890	79,548
Texas Instruments, Inc.	4,455	445,188
Xilinx, Inc.	561	43,725
		3,409,285
Software — 5.0%
Activision Blizzard, Inc.	100	5,948
Adobe, Inc. (a)	545	173,441
Akamai Technologies, Inc. (a)	310	28,362
Autodesk, Inc. (a)	7	1,093
Broadridge Financial Solutions, Inc.	100	9,483
Cadence Design Systems, Inc. (a)	1,400	92,456
Cerner Corp.	700	44,093
Citrix Systems, Inc.	695	98,377
Electronic Arts, Inc. (a)	2,116	211,960
Fidelity National Information Services, Inc.	80	9,731
Fiserv, Inc. (a)	78	7,409
Intuit, Inc.	859	197,570
Microsoft Corp.	23,821	3,756,810
MSCI, Inc.	230	66,461
Oracle Corp.	15,288	738,869
Paychex, Inc.	813	51,154
Synopsys, Inc. (a)	360	46,364
		5,539,581
		13,862,550
Utilities — 1.6%
Electric — 1.6%
AES Corp.	7,277	98,967
Alliant Energy Corp.	700	33,803
Ameren Corp.	172	12,527
American Electric Power Co., Inc.	1,096	87,658
CenterPoint Energy, Inc.	635	9,811
CMS Energy Corp.	1,110	65,212
Consolidated Edison, Inc.	909	70,902
Dominion Energy, Inc.	910	65,693
DTE Energy Co.	452	42,926
Duke Energy Corp.	986	79,748
Edison International	134	7,342
Entergy Corp.	101	9,491
Evergy, Inc.	700	38,535
Eversource Energy	122	9,542
Exelon Corp.	2,923	107,596
FirstEnergy Corp.	2,866	114,841
NextEra Energy, Inc.	196	47,162
NRG Energy, Inc.	4,220	115,037
Pinnacle West Capital Corp.	250	18,947
PPL Corp.	6,284	155,089

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Public Service Enterprise Group, Inc.	1,209	$54,296
Sempra Energy	652	73,669
The Southern Co.	6,234	337,509
WEC Energy Group, Inc.	364	32,079
Xcel Energy, Inc.	1,145	69,043
		1,757,425
Gas — 0.0%
NiSource, Inc.	172	4,295
Water — 0.0%
American Water Works Co., Inc.	50	5,978
		1,767,698

TOTAL COMMON STOCK (Cost $63,077,618)		58,175,951

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165%
5.100% VRN (b)	5,000	121,800

TOTAL PREFERRED STOCK (Cost $125,000)		121,800

TOTAL EQUITIES (Cost $63,202,618)		58,297,751
	Principal Amount
BONDS & NOTES — 38.2%
CORPORATE DEBT — 12.6%
Aerospace & Defense — 0.0%
United Technologies Corp.
6.125% 7/15/38	$15,000	21,556
Agriculture — 0.2%
BAT Capital Corp.
4.758% 9/06/49	25,000	23,604
Bunge Ltd. Finance Corp.
3.250% 8/15/26	51,000	46,254
4.350% 3/15/24	85,000	83,122
Reynolds American, Inc.
4.450% 6/12/25	45,000	45,269
5.850% 8/15/45	35,000	37,595
		235,844
Airlines — 0.1%
American Airlines Group, Inc.
5.000% 6/01/22 (c)	94,000	75,435

	Principal Amount	Value
American Airlines Pass-Through Trust, Series 2014-1, Class B,
4.375% 4/01/24	$8,365	$7,831
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	65,038	63,269
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	13,067	11,320
		157,855
Auto Manufacturers — 0.4%
Ford Motor Co.
4.346% 12/08/26	50,000	39,014
Ford Motor Credit Co. LLC
3.810% 1/09/24	200,000	181,000
General Motors Co.
4.200% 10/01/27	30,000	24,789
5.150% 4/01/38	20,000	14,464
General Motors Financial Co., Inc.
3.500% 11/07/24	100,000	87,986
4.150% 6/19/23	78,000	70,949
4.200% 11/06/21	52,000	49,631
		467,833
Banks — 1.4%
Bank of America Corp.
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	30,000	31,393
4.183% 11/25/27	45,000	46,515
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	25,000	28,750
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	20,000	21,621
4.750% 4/21/45	70,000	79,524
7.750% 5/14/38	20,000	29,545
The Bank of Nova Scotia
4.500% 12/16/25	40,000	41,096
3 mo. USD LIBOR + 2.648% 4.650% VRN (d)	125,000	95,469
Barclays Bank PLC
10.179% 6/12/21 (c)	160,000	170,929
Citigroup, Inc.
5.500% 9/13/25	60,000	65,702
5.875% 1/30/42	20,000	25,379
8.125% 7/15/39	15,000	23,528
First Republic Bank
4.375% 8/01/46	250,000	265,908
Fulton Financial Corp.
3.600% 3/16/22	45,000	45,340

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc.
4.250% 10/21/25	$35,000	$36,079
5.950% 1/15/27	80,000	90,586
6.750% 10/01/37	35,000	46,332
JP Morgan Chase & Co.
5.600% 7/15/41	45,000	59,808
Morgan Stanley
4.350% 9/08/26	135,000	143,002
5.000% 11/24/25	40,000	43,789
SVB Financial Group
3.500% 1/29/25	85,000	85,613
Valley National Bancorp
5.125% 9/27/23	50,000	52,186
Wells Fargo & Co.
5.375% 11/02/43	14,000	16,412
5.606% 1/15/44	15,000	17,957
		1,562,463
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	170,000	185,158
Molson Coors Beverage Co.
4.200% 7/15/46	39,000	34,862
5.000% 5/01/42	5,000	4,847
		224,867
Building Materials — 0.1%
Standard Industries, Inc.
5.000% 2/15/27 (c)	156,000	141,960
5.500% 2/15/23 (c)	14,000	13,510
		155,470
Chemicals — 0.4%
DuPont de Nemours, Inc.
5.319% 11/15/38	55,000	61,777
Huntsman International LLC
5.125% 11/15/22	30,000	30,750
Syngenta Finance NV
3.698% 4/24/20 (c)	200,000	199,615
Yara International ASA
4.750% 6/01/28 (c)	132,000	133,122
		425,264
Commercial Services — 0.1%
The ADT Security Corp.
6.250% 10/15/21	140,000	136,850
Computers — 0.5%
Dell International LLC/EMC Corp.
6.020% 6/15/26 (c)	113,000	116,625

	Principal Amount	Value
Genpact Luxembourg Sarl
3.375% 12/01/24	$140,000	$140,575
3.700% STEP 4/01/22	65,000	66,169
Leidos Holdings, Inc.
4.450% 12/01/20	200,000	199,000
		522,369
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.500% 5/15/21	105,000	96,328
Aircastle Ltd.
4.400% 9/25/23	25,000	23,908
5.000% 4/01/23	100,000	97,630
Ally Financial, Inc.
4.125% 2/13/22	65,000	62,542
Antares Holdings LP
6.000% 8/15/23 (c)	250,000	257,501
Ares Finance Co. LLC
4.000% 10/08/24 (c)	85,000	83,979
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (c)	55,000	43,133
Brookfield Finance, Inc.
4.850% 3/29/29	75,000	79,569
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (c)	60,000	38,640
Lazard Group LLC
3.625% 3/01/27	34,000	34,080
3.750% 2/13/25	20,000	19,725
4.500% 9/19/28	60,000	60,155
Legg Mason, Inc.
5.625% 1/15/44	35,000	37,176
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (c)	50,000	43,372
5.250% 8/15/22 (c)	260,000	234,940
		1,212,678
Electric — 0.8%
Avangrid, Inc.
3.800% 6/01/29	64,000	65,441
The Cleveland Electric Illuminating Co.
3.500% 4/01/28 (c)	25,000	23,516
CMS Energy Corp.
4.700% 3/31/43	25,000	27,045
4.875% 3/01/44	130,000	140,375
Entergy Louisiana LLC
4.950% 1/15/45	40,000	42,281
IPALCO Enterprises, Inc.
3.450% 7/15/20	115,000	114,983
3.700% 9/01/24	75,000	77,729

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Metropolitan Edison Co.
4.300% 1/15/29 (c)	$56,000	$58,442
Nevada Power Co.
6.650% 4/01/36	20,000	26,434
Pennsylvania Electric Co.
4.150% 4/15/25 (c)	70,000	69,354
Puget Energy, Inc.
3.650% 5/15/25	5,000	4,889
Southwestern Electric Power Co.
6.200% 3/15/40	100,000	132,048
Xcel Energy, Inc.
6.500% 7/01/36	110,000	143,548
		926,085
Electronics — 0.1%
Arrow Electronics, Inc.
3.250% 9/08/24	75,000	69,418
Foods — 0.2%
Ingredion, Inc.
3.200% 10/01/26	27,000	28,940
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (c)	32,000	33,040
Kraft Heinz Foods Co.
3.950% 7/15/25	100,000	99,519
Mars, Inc.
3.950% 4/01/49 (c)	75,000	81,260
		242,759
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd.
4.000% 1/14/25	35,000	32,323
Gas — 0.0%
CenterPoint Energy Resources Corp.
6.250% 2/01/37	35,000	43,164
Health Care – Services — 0.1%
Advocate Health Corp.
3.829% 8/15/28	25,000	27,431
HCA, Inc.
4.750% 5/01/23	70,000	71,715
Humana, Inc.
4.800% 3/15/47	25,000	27,858
		127,004
Home Builders — 0.0%
Lennar Corp.
4.750% 5/30/25	30,000	28,650
Housewares — 0.1%
Newell Brands, Inc.
3.850% STEP 4/01/23	89,000	90,330

	Principal Amount	Value
Insurance — 1.7%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	$175,000	$155,750
American International Group, Inc.
3.900% 4/01/26	100,000	102,993
4.200% 4/01/28	40,000	41,217
4.500% 7/16/44	25,000	25,351
4.750% 4/01/48	15,000	15,830
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	115,000	100,648
AmTrust Financial Services, Inc.
6.125% 8/15/23	145,000	143,215
Arch Capital Finance LLC
5.031% 12/15/46	30,000	34,936
Athene Global Funding
2.500% 1/14/25 (c)	115,000	108,325
Athene Holding Ltd.
4.125% 1/12/28	240,000	216,745
AXIS Specialty Finance LLC
3.900% 7/15/29	55,000	56,929
5 year CMT + 3.186% 4.900% VRN 1/15/40	55,000	47,300
AXIS Specialty Finance PLC
4.000% 12/06/27	60,000	62,887
Brown & Brown, Inc.
4.200% 9/15/24	42,000	44,296
CNO Financial Group, Inc.
5.250% 5/30/25	107,000	111,347
Enstar Group Ltd.
4.500% 3/10/22	70,000	69,820
Markel Corp.
3.350% 9/17/29	25,000	23,576
The Progressive Corp. 3 mo. USD LIBOR + 2.539%
5.375% VRN (d)	70,000	59,256
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	45,000	42,287
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48 (b)	65,000	60,125
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	25,000	24,250
USF&G Capital I
8.500% 12/15/45 (c)	35,000	51,948
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084%
4.700% VRN 1/23/48	25,000	20,500
Willis North America, Inc.
2.950% 9/15/29	45,000	42,727

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 9/15/28	$65,000	$71,414
XLIT Ltd.
4.450% 3/31/25	89,000	91,913
		1,825,585
Internet — 0.1%
Amazon.com, Inc.
4.050% 8/22/47	45,000	58,632
Investment Companies — 0.5%
Ares Capital Corp.
3.500% 2/10/23	125,000	111,713
BlackRock TCP Capital Corp.
3.900% 8/23/24	180,000	165,657
4.125% 8/11/22	70,000	71,809
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% 2/01/22	105,000	105,262
TPG Specialty Lending, Inc.
3.875% 11/01/24	145,000	127,911
		582,352
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.250% 8/10/26	50,000	54,001
6.875% 11/21/36	35,000	38,868
		92,869
Machinery – Diversified — 0.1%
CNH Industrial Capital LLC
3.875% 10/15/21	95,000	94,504
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (c)	30,000	30,078
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484% 10/23/45	35,000	42,221
Comcast Corp.
3.400% 7/15/46	45,000	48,623
3.450% 2/01/50	55,000	60,258
3.969% 11/01/47	25,000	28,433
4.750% 3/01/44	35,000	44,448
Discovery Communications LLC
3.950% 3/20/28	62,000	60,780
5.000% 9/20/37	25,000	24,282
Grupo Televisa SAB
6.625% 3/18/25	100,000	110,066
Time Warner Cable, Inc.
6.750% 6/15/39	30,000	33,972
		483,161

	Principal Amount	Value
Mining — 0.3%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (c)	$23,000	$18,471
Glencore Funding LLC
3.875% 10/27/27 (c)	25,000	22,296
4.625% 4/29/24 (c)	85,000	77,732
Kinross Gold Corp.
4.500% 7/15/27	31,000	29,178
5.125% 9/01/21	135,000	135,337
Teck Resources Ltd.
6.000% 8/15/40	35,000	30,005
		313,019
Miscellaneous - Manufacturing — 0.1%
Carlisle Cos., Inc.
2.750% 3/01/30	50,000	43,644
General Electric Co.
4.125% 10/09/42	5,000	4,720
		48,364
Oil & Gas — 0.5%
Cenovus Energy, Inc.
4.250% 4/15/27	50,000	24,484
6.750% 11/15/39	15,000	7,265
Diamondback Energy, Inc.
3.250% 12/01/26	45,000	31,750
EQT Corp.
3.000% 10/01/22	65,000	54,275
3.900% 10/01/27	195,000	134,492
6.125% 2/01/25	70,000	53,907
Marathon Petroleum Corp.
4.500% 4/01/48	10,000	7,209
6.500% 3/01/41	35,000	32,453
Newfield Exploration Co.
5.375% 1/01/26	60,000	31,337
5.625% 7/01/24	40,000	21,466
5.750% 1/30/22	66,000	44,935
Occidental Petroleum Corp.
6.600% 3/15/46	81,000	37,802
Ovintiv, Inc.
6.500% 2/01/38	15,000	6,514
Patterson-UTI Energy, Inc.
3.950% 2/01/28	72,000	28,234
Petroleos Mexicanos
5.350% 2/12/28	30,000	20,925
6.375% 1/23/45	15,000	9,486
6.500% 3/13/27	10,000	7,377
6.625% 6/15/38	5,000	3,275
		557,186

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services — 0.1%
National Oilwell Varco, Inc.
3.600% 12/01/29	$50,000	$37,326
3.950% 12/01/42	60,000	37,583
		74,909
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
3.625% 4/28/26 (c)	95,000	98,721
Pharmaceuticals — 0.6%
AbbVie, Inc.
4.050% 11/21/39 (c)	40,000	41,144
4.700% 5/14/45	75,000	84,239
Allergan Funding SCS
3.800% 3/15/25	55,000	56,311
Becton Dickinson and Co.
4.685% 12/15/44	25,000	26,270
Bristol-Myers Squibb Co.
4.350% 11/15/47 (c)	30,000	37,778
Cigna Corp.
4.800% 7/15/46 (c)	30,000	35,481
CVS Health Corp.
4.300% 3/25/28	45,000	48,134
5.050% 3/25/48	20,000	22,851
6.125% 9/15/39	10,000	12,539
CVS Pass-Through Trust
5.926% 1/10/34 (c)	46,049	52,494
McKesson Corp.
4.883% 3/15/44	10,000	11,232
6.000% 3/01/41	30,000	38,168
Mylan NV
3.950% 6/15/26	90,000	88,815
5.250% 6/15/46	60,000	57,257
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	59,000	56,356
		669,069
Pipelines — 0.6%
Cheniere Energy Partners LP
4.500% 10/01/29 (c)	45,000	39,150
Energy Transfer Operating LP
4.200% 4/15/27	30,000	24,178
5.875% 1/15/24	30,000	28,330
6.125% 12/15/45	40,000	35,713
3 mo. USD LIBOR + 4.028% 6.250% VRN (d)	95,000	47,500
5 year CMT + 5.134% 6.750% VRN (d)	45,000	27,450

	Principal Amount	Value
EnLink Midstream Partners LP
4.150% 6/01/25	$125,000	$60,588
4.850% 7/15/26	24,000	11,801
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	45,000	30,825
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	30,000	21,000
EQM Midstream Partners LP
4.750% 7/15/23	70,000	50,659
MPLX LP
4.500% 4/15/38	30,000	23,425
6.250% 10/15/22 (c)	19,000	17,104
3 mo. USD LIBOR + 4.652% 6.875% VRN (d)	90,000	54,900
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (d)	105,000	52,500
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	67,000	51,973
4.700% 6/15/44	50,000	32,880
Sunoco Logistics Partners Operations LP
5.300% 4/01/44	25,000	19,659
Western Midstream Operating LP
4.500% 3/01/28	15,000	7,198
		636,833
Private Equity — 0.2%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (c)	35,000	31,529
Carlyle Finance Subsidiary LLC
3.500% 9/19/29 (c)	45,000	40,285
Hercules Capital, Inc.
4.625% 10/23/22	70,000	66,680
KKR Group Finance Co. VI LLC
3.750% 7/01/29 (c)	50,000	49,843
		188,337
Real Estate Investment Trusts (REITS) — 0.6%
Alexandria Real Estate Equities, Inc.
2.750% 12/15/29	35,000	30,666
American Tower Trust #1
3.652% 3/15/48 (c)	50,000	48,578
Crown Castle International Corp.
5.200% 2/15/49	26,000	28,808
Healthcare Trust of America Holdings LP
3.500% 8/01/26	75,000	74,155

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SBA Tower Trust
2.877% 7/15/46 (c)	$40,000	$39,863
Service Properties Trust
4.500% 6/15/23	30,000	22,535
4.950% 10/01/29	45,000	38,970
Spirit Realty LP
3.200% 1/15/27	55,000	49,973
3.400% 1/15/30	25,000	21,481
4.000% 7/15/29	35,000	34,202
Store Capital Corp.
4.625% 3/15/29	50,000	47,393
Tanger Properties LP
3.875% 12/01/23	58,000	60,431
UDR, Inc.
3.200% 1/15/30	35,000	34,441
Vereit Operating Partnership LP
3.100% 12/15/29	115,000	99,300
4.625% 11/01/25	85,000	79,325
		710,121
Semiconductors — 0.1%
KLA Corp.
3.300% 3/01/50	55,000	51,528
Microchip Technology, Inc.
3.922% 6/01/21	25,000	24,360
		75,888
Software — 0.2%
Broadridge Financial Solutions, Inc.
2.900% 12/01/29	50,000	47,295
Microsoft Corp.
4.450% 11/03/45	89,000	117,033
		164,328
Telecommunications — 0.5%
AT&T, Inc.
4.750% 5/15/46	105,000	116,122
5.250% 3/01/37	110,000	128,336
6.250% 3/29/41	5,000	6,164
Crown Castle Towers LLC
4.241% 7/15/48 (c)	40,000	40,441
Qwest Corp
6.750% 12/01/21	29,000	30,053
Sprint Communications, Inc.
9.250% 4/15/22	65,000	69,550
Telefonaktiebolaget LM Ericsson
4.125% 5/15/22	63,000	62,372
Verizon Communications, Inc.
6.550% 9/15/43	34,000	42,538
		495,576

	Principal Amount	Value
Transportation — 0.0%
CSX Corp.
4.750% 11/15/48	$20,000	$23,025
Pacific National Finance Pty Ltd.
4.625% 9/23/20 (c)	20,000	20,227
		43,252
Trucking & Leasing — 0.0%
DAE Funding LLC
4.000% 8/01/20 (c)	25,000	24,500

TOTAL CORPORATE DEBT (Cost $14,715,093)		13,919,988

MUNICIPAL OBLIGATIONS — 0.3%
JobsOhio Beverage System Series B, Revenue Bonds,
4.532% 1/01/35	150,000	179,594
State of California BAB
General Obligation, 7.550% 4/01/39	120,000	194,724
General Obligation, 7.600% 11/01/40	10,000	16,641
		390,959

TOTAL MUNICIPAL OBLIGATIONS (Cost $335,822)		390,959

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.0%
Automobile ABS — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (c)	100,000	98,569
Hertz Vehicle Financing LLC, Series 2018-3A, Class A
4.030% 7/25/24 (c)	250,000	238,236
Santander Revolving Auto Loan Trust
Series 2019-A, Class B, 2.800% 1/26/32 (c)	34,000	33,408
Series 2019-A, Class C, 3.000% 1/26/32 (c)	20,000	19,650
Series 2019-A, Class D, 3.450% 1/26/32 (c)	147,000	144,415
		534,278
Commercial MBS — 1.9%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.112% VRN 7/05/40 (c) (e)	190,000	220,894

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BANK
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (e)	$29,000	$26,897
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	32,662
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (e)	24,330	23,127
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (c) (e)	100,000	88,811
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (c) (e)	100,000	84,543
Benchmark Mortgage Trust, Series 2019-B14, Class AS
3.352% 12/15/62	150,000	147,170
BHMS Mortgage Trust
Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.955% FRN 7/15/35 (c)	150,000	125,237
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 2.205% FRN 7/15/35 (c)	100,000	79,989
BX Trust, Series 2018-IND, Class B, 1 mo. USD LIBOR + .900%
1.605% FRN 11/15/35 (c)	70,000	65,100
CD Commercial Mortgage Trust
Series 2019-CD8, Class B, 3.366% 8/15/57	78,000	67,561
Series 2019-CD8, Class C, 3.719% 8/15/57	94,000	73,670
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C,
4.192% VRN 10/12/50 (e)	70,000	59,904
Commercial Mortgage Pass-Through Certificates
Series 2013-GAM, Class A1, 1.705% 2/10/28 (c)	18,124	17,983
Series 2012-CR4, Class B, 3.703% 10/15/45 (c)	35,000	31,869
Series 2015-CR23, Class C, 4.304% VRN 5/10/48 (e)	35,000	32,167
Series 2014-UBS5, Class B, 4.514% VRN 9/10/47 (e)	50,000	49,149
Series 2014-LC17, Class C, 4.572% VRN 10/10/47 (e)	100,000	94,458
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM,
5.513% VRN 7/10/38 (e)	15,335	15,264
GS Mortgage Securities Trust, Series 2017-GS6, Class B
3.869% 5/10/50	79,000	73,734

	Principal Amount	Value
Jackson Park Trust, Series 2019-LIC, Class C,
3.131% VRN 10/14/39 (c) (e)	$100,000	$91,826
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS
3.056% 8/15/49	140,000	135,538
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class C,
4.184% VRN 10/15/50 (e)	100,000	88,586
Morgan Stanley Capital I Trust
Series 2019-L2, Class AS, 4.272% 3/15/52	100,000	104,139
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (e)	20,000	19,330
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (c) (e)	100,000	99,502
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (e)	30,000	31,382
Series 2018-C45, Class B, 4.556% 6/15/51	10,000	9,654
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class B, 4.311% 8/15/45	40,000	39,906
Series 2011-C3, Class B, 4.740% 3/15/44 (c)	50,000	50,020
		2,080,072
Other ABS — 5.9%
321 Henderson Receivables LLC, Series 2015-1A, Class A
3.260% 9/15/72 (c)	107,721	112,173
AASET Trust, Series 2018-2A, Class A
4.454% 11/18/38 (c)	219,224	174,071
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (c)	97,735	97,461
American Tower Trust #1, Series 13, Class 2A
3.070% 3/15/48 (c)	50,000	49,223
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 3 mo. USD LIBOR + 1.390%
3.192% FRN 7/22/32 (c)	250,000	234,144
Arbys Funding LLC, Series 2015-1A, Class A2
4.969% 10/30/45 (c)	67,025	64,440

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ascentium Equipment Receivables Trust
Series 2019-2A, Class E, 3.780% 5/10/27 (c)	$177,000	$175,601
Series 2018-2A, Class D, 4.150% 7/10/24 (c)	71,000	71,255
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800%
3.631% FRN 7/15/32 (c)	250,000	223,808
Castlelake Aircraft Securitization, Series 2019-1A, Class A
3.967% 4/15/39 (c)	216,990	151,813
CLI Funding V LLC, Series 2014-1A, Class A
3.290% 6/18/29 (c)	43,463	41,340
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%
1.407% FRN 9/25/34	535	440
DB Master Finance LLC
Series 2019-1A, Class A2II, 4.021% 5/20/49 (c)	74,438	68,951
Series 2019-1A, Class A23, 4.352% 5/20/49 (c)	66,498	59,282
Diamond Resorts Owner Trust, Series 2016-1, Class A
3.080% 11/20/28 (c)	32,014	31,571
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668% 10/25/49 (c)	49,875	44,380
Series 2015-1A, Class A2II, 4.474% 10/25/45 (c)	106,150	98,663
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750%
3.581% FRN 10/15/30 (c)	250,000	221,460
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A
2.730% 4/25/28 (c)	30,337	30,372
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450%
3.269% FRN 4/20/31 (c)	250,000	233,632
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725%
2.672% FRN 1/25/35	80,000	69,572
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 10/15/54 (c)	128,480	121,738
Series 2016-1A, Class A, 3.230% 10/15/52 (c)	57,153	55,614

	Principal Amount	Value
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	$93,993	$94,594
Series 2019-1A, Class A, 3.860% 10/15/54 (c)	134,542	135,669
Helios Issuer LLC, Series 2017-1A, Class A
4.940% 9/20/49 (c)	86,048	80,755
Hero Funding Trust
Series 2016-4A, Class A1, 3.570% 9/20/47 (c)	63,061	65,240
Series 2018-1A, Class A2, 4.670% 9/20/48 (c)	76,320	79,284
Highbridge Loan Management Ltd., Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150%
3.981% FRN 10/15/30 (c)	250,000	209,078
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (c)	341,667	239,047
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class B
5.430% 8/15/62 (c)	200,000	229,041
KKR Financial CLO Ltd.
Series 24, Class A1, 3 mo. USD LIBOR + 1.360% 3.179% FRN 4/20/32 (c)	250,000	234,045
Series 24, Class C, 3 mo. USD LIBOR + 2.700% 4.519% FRN 4/20/32 (c)	250,000	207,099
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250%
3.069% FRN 10/20/30 (c)	250,000	231,332
OneMain Financial Issuance Trust, Series 2019-2A, Class A
3.140% 10/14/36 (c)	330,000	325,022
Orange Lake Timeshare Trust, Series 2016-A, Class B
2.910% 3/08/29 (c)	15,215	14,944
Oxford Finance Funding Trust
Series 2020-1A, Class A2, 3.101% 2/15/28 (c)	68,000	67,670
Series 2016-1A, Class A, 3.968% 6/17/24 (c)	10,287	10,262
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (c)	92,768	84,529
Rockford Tower CLO Ltd., Series 2019-1A, Class B1, 3 mo. USD LIBOR + 2.050%
3.869% FRN 4/20/32 (c)	300,000	261,838

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (c)	$100,000	$101,204
Sierra Receivables Funding LLC
Series 2015-3A, Class B, 3.080% 9/20/32 (c)	12,060	11,922
Series 2018-3A, Class C, 4.170% 9/20/35 (c)	124,683	123,882
Store Master Funding I-VII and XIV, Series 2019-1, Class A2
3.650% 11/20/49 (c)	116,197	104,365
Taco Bell Funding LLC
Series 2018-1A, Class A2II, 4.940% 11/25/48 (c)	39,500	39,508
Series 2016-1A, Class A23, 4.970% 5/25/46 (c)	218,813	197,441
Textainer Marine Containers V Ltd.
Series 2017-2A, Class A, 3.520% 6/20/42 (c)	116,517	116,988
Series 2017-1A, Class A, 3.720% 5/20/42 (c)	73,815	71,973
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A
4.110% 7/20/43 (c)	88,000	89,368
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (c)	122,000	108,529
Series 2018-1A, Class A2, 4.620% 6/17/48 (c)	230,000	213,586
WAVE Trust, Series 2017-1A, Class B
5.682% 11/15/42 (c)	202,760	146,174
Welk Resorts LLC, Series 2015-AA, Class A
2.790% 6/16/31 (c)	10,289	10,116
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (c)	216,772	151,394
		6,486,903
Student Loans ABS — 3.5%
Access Group Inc., Series 2004-A, Class A3, 28 day ARS, FRN
1.699% 7/01/39 (e)	50,000	49,202
Access Group Inc., Series 2003-A, Class A3, 3 mo. CMT + 1.200%
1.220% FRN 7/01/38	745	744
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
2.447% FRN 7/25/58 (c)	100,000	87,132

	Principal Amount	Value
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS
FRN 1/25/47	$35,000	$26,718
Commonbond Student Loan Trust, Series 2017-AGS, Class B
3.470% 5/25/41 (c)	87,036	82,958
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%
2.997% FRN 2/26/35 (c)	12,973	12,189
ECMC Group Student Loan Trust
Series 2018-2A, Class A, 1 mo. USD LIBOR + 0.800% 1.747% FRN 9/25/68 (c)	76,825	66,766
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 2.147% FRN 12/27/66 (c)	65,145	57,692
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 2.297% FRN 7/26/66 (c)	80,275	70,171
EdLinc Student Loan Funding Trust
Series 2017-A, Class A, Update Replacements.xls: PRIME - 1.150% 3.600% FRN 12/01/47 (c)	57,983	57,367
Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240% 5.187% FRN 11/26/40 (c)	65,000	69,719
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS
FRN 8/01/43 (c)	50,000	45,590
ELFI Graduate Loan Program LLC, Series 2019-A, Class B,
2.940% VRN 3/25/44 (c) (e)	151,000	143,411
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%
2.629% FRN 2/25/42	21,770	20,257
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2B, 1 mo. USD LIBOR + .920% 1.625% FRN 5/15/68 (c)	100,000	95,003
Series 2019-EA, Class B, 3.390% 5/15/68 (c)	156,000	154,806
Navient Student Loan Trust
Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 1.647% FRN 2/25/70 (c)	61,470	56,518
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 1.747% FRN 3/25/67 (c)	100,000	97,995

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 2.097% FRN 3/25/66 (c)	$132,610	$116,227
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 2.197% FRN 6/25/65 (c)	71,300	65,211
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 2.247% FRN 3/25/66 (c)	210,000	194,844
Series 2018-4A, Class B, 1 mo. USD LIBOR + 1.300% 2.247% FRN 6/27/67 (c)	100,000	93,861
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 10/25/58	40,000	32,806
Series 2019-BA, Class B, 4.040% 12/15/59 (c)	150,000	156,686
Nelnet Private Education Loan Trust
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 2.697% FRN 12/26/40 (c)	26,310	24,880
Series 2016-A, Class A1B, 3.600% 12/26/40 (c)	26,313	26,319
Nelnet Student Loan Trust
Series 2018-3A, Class A3, 1 mo. USD LIBOR + 0.750% 1.697% FRN 9/27/66 (c)	100,000	97,331
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 2.397% FRN 2/25/67 (c)	200,000	187,685
Series 2019-5, Class A, 2.530% 10/25/67 (c)	290,043	278,082
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
1.892% FRN 2/15/45	39,487	35,137
SLM Student Loan Trust
Series 2003-11, Class B, 3 mo. USD LIBOR + 0.650% 1.391% FRN 12/15/38	85,950	76,239
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 1.974% FRN 7/25/55	226,550	196,200
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.004% FRN 10/25/40	132,514	118,336
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.014% FRN 1/25/41	56,560	50,660
Series 2005-6, Class B, 3 mo. USD LIBOR + 0.290% 2.084% FRN 1/25/44	77,557	68,665

	Principal Amount	Value
Series 2005-8, Class B, 3 mo. USD LIBOR + 0.310% 2.104% FRN 1/25/55	$43,618	$38,756
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 2.294% FRN 7/25/39	40,625	36,463
Series 2014-2, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 1/25/72	300,000	282,054
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 1.705% FRN 6/15/37 (c)	250,000	217,516
Series 2017-A, Class B, 3.500% 6/17/41 (c)	100,000	99,203
SoFi Professional Loan Program LLC
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 2.147% FRN 6/25/33 (c)	15,016	14,369
Series 2019-C, Class BFX, 3.050% 11/16/48 (c)	123,000	120,190
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%
2.844% FRN 10/27/36	100,000	99,477
		3,921,435
WL Collateral CMO — 0.2%
Countrywide Home Loans, Inc.
Series 2004-2, Class 1A1, 3.722% VRN 2/25/34 (e)	5,004	4,460
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (e)	1,063	989
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1,
2.976% VRN 12/25/57 (c) (e)	32,493	31,235
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1,
4.304% VRN 8/25/34 (e)	1,548	1,497
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A,
3.885% VRN 8/25/34 (e)	10,114	8,693
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.500% VRN 1/25/47 (c) (e)	72,175	71,906
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (e)	566	506
Series 2003-A4, Class IA, 4.678% VRN 7/25/33 (e)	618	548
PSMC Trust, Series 2018-2, Class A1,
3.500% VRN 6/25/48 (c) (e)	73,085	71,847

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A,
3.854% VRN 3/25/34 (e)	$5,717	$5,139
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%
3.366% FRN 4/25/44	13,714	12,280
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
4.000% VRN 11/25/48 (c) (e)	57,286	57,460
		266,560

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,368,626)		13,289,248

SOVEREIGN DEBT OBLIGATIONS — 0.2%
Mexico Government International Bond
4.750% 3/08/44	163,000	164,061
Republic of Colombia
6.125% 1/18/41	100,000	114,938
		278,999

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $262,980)		278,999

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 11.2%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Series 2617, Class Z, 5.500% 5/15/33	35,680	41,160
Series 2693, Class Z, 5.500% 10/15/33	65,849	73,991
		115,151
Pass-Through Securities — 10.9%
Federal Home Loan Mortgage Corp.
Pool #SB8013 2.500% 9/01/34	252,086	261,665
Pool #SB8020 2.500% 12/01/34	96,980	100,665
Pool #ZA5946 4.500% 11/01/48	550,218	591,604
Pool #ZA6368 4.500% 2/01/49	107,024	115,084
Pool #G05253 5.000% 2/01/39	5,615	6,295
Pool #G00729 8.000% 6/01/27	7,716	8,747
Federal National Mortgage Association
Pool #MA3797 2.500% 10/01/34	495,516	514,345
Pool #MA3029 3.000% 6/01/32	140,432	147,448

	Principal Amount	Value
Pool #MA3090 3.000% 8/01/32	$64,344	$67,559
Pool #AS1304 3.500% 12/01/28	29,043	30,696
Pool #AV2325 3.500% 12/01/28	14,367	15,185
Pool #BF0196 3.500% 2/01/41	34,711	37,291
Pool #MA1356 3.500% 2/01/43	240,322	257,809
Pool #CA1073 3.500% 1/01/48	195,802	207,296
Pool #BJ0686 4.000% 4/01/48	82,878	88,544
Pool #CA2039 4.000% 7/01/48	138,365	147,674
Pool #CA1951 4.000% 7/01/48	91,968	98,169
Pool #888586 1 year CMT + 2.196% 4.328% FRN 10/01/34	11,265	11,814
Pool #725692 1 year CMT + 2.138% 4.355% FRN 10/01/33	5,139	5,389
Pool #CA1909 4.500% 6/01/48	198,440	213,850
Pool #CA1952 4.500% 6/01/48	33,312	35,868
Pool #MA3522 4.500% 11/01/48	157,683	169,484
Pool #MA3537 4.500% 12/01/48	159,889	171,855
Pool #MA3564 4.500% 1/01/49	133,516	143,509
Pool #BN5241 4.500% 2/01/49	570,726	613,439
Pool #MA3639 4.500% 4/01/49	104,023	111,809
Pool #AD6437 5.000% 6/01/40	11,518	12,744
Pool #AD6996 5.000% 7/01/40	80,604	89,189
Pool #AL8173 5.000% 2/01/44	29,962	32,938
Pool #564594 7.000% 1/01/31	5,850	6,639
Pool #253795 7.000% 5/01/31	2,730	3,134
Pool #507061 7.500% 10/01/29	480	551
Pool #527761 7.500% 2/01/30	612	645
Pool #253183 7.500% 4/01/30	1,177	1,363
Pool #253265 7.500% 5/01/30	689	796
Pool #535248 8.000% 4/01/30	70	81
Pool #539460 8.000% 5/01/30	989	1,155
Pool #190317 8.000% 8/01/31	964	1,121
Government National Mortgage Association Pool #352049 7.000% 10/15/23	308	328
Government National Mortgage Association II TBA
Pool #304 3.500% 10/01/47 (f)	4,065,000	4,286,352
Pool #1235 4.000% 10/01/47 (f)	1,500,000	1,593,516
Uniform Mortgage Backed Securities TBA
Pool #299 2.500% 8/01/33 (f)	175,000	181,535
Pool #1058 3.500% 8/01/47 (f)	1,225,000	1,295,055
Pool #20567 4.500% 9/01/47 (f)	375,000	403,183
		12,083,418

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loans — 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050%
2.997% FRN 7/25/49 (c)	$135,719	$113,824
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.450%
3.397% FRN 7/25/31 (c)	186,647	154,064
		267,888

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,243,399)		12,466,457

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bonds & Notes — 1.9%
U.S. Treasury Note
1.500% 11/30/24	750,000	789,250
1.625% 8/15/29	340,000	368,463
2.250% 8/15/49 (g)	760,000	921,895
		2,079,608

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,941,433)		2,079,608

TOTAL BONDS & NOTES (Cost $43,867,353)		42,425,259

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $130,082)		74,270

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., Expires 03/31/21 (a)	3,598	13,672

TOTAL RIGHTS (Cost $7,664)		13,672

	Number of Shares	Value
MUTUAL FUNDS — 8.6%
Diversified Financial Services — 8.6%
iShares China Large-Cap ETF	2,800	$105,112
iShares MSCI Australia ETF (b)	7,000	108,780
iShares MSCI EAFE ETF (b)	43,430	2,321,768
iShares MSCI France ETF	8,500	199,240
iShares MSCI Germany ETF (b)	7,200	154,656
iShares MSCI India ETF (b)	13,000	313,430
iShares MSCI Italy ETF	2,900	60,233
iShares MSCI Japan ETF (b)	10,300	508,717
iShares MSCI Singapore ETF (b)	1,150	19,952
iShares MSCI South Korea ETF	1,800	84,456
iShares MSCI Spain ETF	3,400	69,088
iShares MSCI Sweden ETF	2,100	53,739
iShares MSCI Switzerland Capped ETF (b)	6,400	226,304
iShares MSCI Turkey Investable Market ETF (b)	1,700	31,943
iShares MSCI United Kingdom ETF	10,500	250,740
State Street Navigator Securities Lending Prime Portfolio (h)	1,352,148	1,352,148
Vanguard FTSE Developed Markets ETF	74,840	2,495,166
Vanguard FTSE Emerging Markets ETF	35,200	1,180,960

TOTAL MUTUAL FUNDS (Cost $10,627,372)		9,536,432

TOTAL LONG-TERM INVESTMENTS (Cost $117,835,089)		110,347,384
	Principal Amount
SHORT-TERM INVESTMENTS — 7.3%
Commercial Paper — 4.9%
Avangrid, Inc.
1.318% 4/03/20 (c)	$1,000,000	999,784
Boeing Co.
2.092% 6/10/20 (c)	1,000,000	992,210
Carnival Corp.
1.746% 11/25/20 (c)	1,000,000	954,922
Harley-Davidson, Inc.
2.028% 4/02/20 (c)	1,000,000	999,910
HP, Inc.
1.830% 4/06/20 (c)	1,000,000	999,524
Reckitt Benckiser Treasury Services PLC
2.526% 4/01/20 (c)	500,000	499,999
		5,446,349

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (i)	$2,653,538	$2,653,538

TOTAL SHORT-TERM INVESTMENTS (Cost $8,137,935)		8,099,887

TOTAL INVESTMENTS — 106.8% (Cost $125,973,024) (j)		118,447,271

Other Assets/(Liabilities) — (6.8)%		(7,586,999)

NET ASSETS — 100.0%		$110,860,272

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $3,987,885 or 3.60% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,752,063 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $19,387,710 or 17.49% of net assets.

(d)	Security is perpetual and has no stated maturity date.
(e)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)

Maturity value of $2,653,538. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $2,709,783.

(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	129,250	$20,835	$6,462	$14,373
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,620,000	$35,608	$80,989	$(45,381)

10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	890,000	17,827	42,631	(24,804)
									53,435	123,620	(70,185)
									$74,270	$130,082	$(55,812)

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
E-MINI MSCI EAFE INDEX	6/19/20	17	$1,172,033	$153,372
U.S. Treasury Long Bond	6/19/20	5	819,978	75,335
U.S. Treasury Ultra Bond	6/19/20	11	2,140,301	300,324
U.S. Treasury Note 2 Year	6/30/20	32	6,950,481	101,769
U.S. Treasury Note 5 Year	6/30/20	12	1,459,186	45,127
				$675,927
Short
U.S. Treasury Ultra 10 Year	6/19/20	2	$(297,705)	$(14,358)

Centrally Cleared Credit Default Swaps- Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	200,000	$695	$870	$(175)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	200,000	1,331	710	621
						$2,026	$1,580	$446

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%
COMMON STOCK — 98.8%
Basic Materials — 2.6%
Chemicals — 1.5%
Air Products & Chemicals, Inc.	20	$3,992
Albemarle Corp.	10	564
Cabot Corp.	200	5,224
Celanese Corp.	2,410	176,870
CF Industries Holdings, Inc.	1,700	46,240
The Chemours Co.	4,600	40,802
Dow, Inc. (a)	5,003	146,288
DuPont de Nemours, Inc.	3	102
Eastman Chemical Co.	360	16,769
Element Solutions, Inc. (a)	1,800	15,048
FMC Corp.	500	40,845
Huntsman Corp.	2,900	41,847
Linde PLC	230	39,790
LyondellBasell Industries NV Class A	6,100	302,743
NewMarket Corp.	160	61,259
Olin Corp.	3,000	35,010
PPG Industries, Inc.	1,320	110,352
Westlake Chemical Corp.	260	9,924
		1,093,669
Forest Products & Paper — 0.3%
Domtar Corp.	1,837	39,753
International Paper Co.	5,800	180,554
		220,307
Iron & Steel — 0.5%
Nucor Corp.	3,500	126,070
Reliance Steel & Aluminum Co.	780	68,320
Steel Dynamics, Inc.	4,100	92,414
United States Steel Corp. (b)	4,390	27,701
		314,505
Mining — 0.3%
Alcoa Corp. (a)	1,500	9,240
Freeport-McMoRan, Inc.	31	209
Newmont Corp.	4,300	194,704
Southern Copper Corp.	800	22,528
		226,681
		1,855,162
Communications — 10.3%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	5,200	84,188
Omnicom Group, Inc.	1,800	98,820
		183,008
Internet — 0.1%
F5 Networks, Inc. (a)	210	22,392

	Number of Shares	Value
IAC/InterActiveCorp (a)	30	$5,377
NortonLifeLock, Inc.	1,900	35,549
TripAdvisor, Inc.	100	1,739
VeriSign, Inc. (a)	170	30,616
		95,673
Media — 3.7%
Charter Communications, Inc. Class A (a)	320	139,619
Comcast Corp. Class A	30,900	1,062,342
Discovery, Inc. Class A (a) (b)	3,800	73,872
Discovery, Inc. Class C (a)	4,928	86,437
DISH Network Corp. Class A (a)	2,241	44,797
Fox Corp. Class A	6,733	159,101
Fox Corp. Class B (a)	1,433	32,787
John Wiley & Sons, Inc. Class A	700	26,243
Liberty Media Corp-Liberty SiriusXM Class A (a)	1,300	41,197
Liberty Media Corp-Liberty SiriusXM Class C (a)	2,100	66,402
The New York Times Co. Class A	1,100	33,781
Nexstar Media Group, Inc. Class A	430	24,824
Sinclair Broadcast Group, Inc. Class A	2,400	38,592
ViacomCBS, Inc. Class A (b)	293	5,224
ViacomCBS, Inc. Class B	4,760	66,688
The Walt Disney Co.	7,918	764,879
		2,666,785
Telecommunications — 6.3%
AT&T, Inc.	58,536	1,706,324
CenturyLink, Inc.	13,007	123,046
Ciena Corp. (a)	1,400	55,734
EchoStar Corp. Class A (a)	600	19,182
Juniper Networks, Inc.	3,600	68,904
LogMeIn, Inc.	20	1,666
Motorola Solutions, Inc.	270	35,888
Sprint Corp. (a)	12,400	106,888
T-Mobile US, Inc. (a)	1,250	104,875
Telephone & Data Systems, Inc.	1,918	32,146
Verizon Communications, Inc.	42,400	2,278,152
		4,532,805
		7,478,271
Consumer, Cyclical — 8.7%
Airlines — 0.9%
Alaska Air Group, Inc.	500	14,235
American Airlines Group, Inc.	5,200	63,388
Copa Holdings SA Class A	80	3,623
Delta Air Lines, Inc.	9,500	271,035
JetBlue Airways Corp. (a)	1,900	17,005
Southwest Airlines Co.	3,900	138,879

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Airlines Holdings, Inc. (a)	3,800	$119,890
		628,055
Apparel — 0.2%
Capri Holdings Ltd. (a)	2,500	26,975
Columbia Sportswear Co.	100	6,977
Hanesbrands, Inc.	7,600	59,812
PVH Corp.	400	15,056
Ralph Lauren Corp.	80	5,347
Skechers U.S.A., Inc. Class A (a)	100	2,374
Tapestry, Inc.	600	7,770
		124,311
Auto Manufacturers — 1.7%
Cummins, Inc.	2,910	393,781
Ford Motor Co.	30,600	147,798
General Motors Co.	18,500	384,430
PACCAR, Inc.	4,900	299,537
		1,225,546
Auto Parts & Equipment — 0.2%
Aptiv PLC	1,400	68,936
BorgWarner, Inc.	3,300	80,421
		149,357
Automotive & Parts — 0.1%
Lear Corp.	480	39,000
The The Goodyear Tire & Rubber Co.	3,400	19,788
		58,788
Distribution & Wholesale — 0.2%
Fastenal Co.	1,400	43,750
HD Supply Holdings, Inc. (a)	2,800	79,604
KAR Auction Services, Inc.	3,900	46,800
Resideo Technologies, Inc. (a)	118	571
WESCO International, Inc. (a)	500	11,425
		182,150
Entertainment — 0.0%
Cinemark Holdings, Inc. (b)	1,500	15,285
Food Services — 0.0%
Aramark	1,400	27,958
Home Builders — 0.3%
D.R. Horton, Inc.	2,600	88,400
Lennar Corp. Class A	70	2,674
Lennar Corp. Class B	49	1,417
PulteGroup, Inc.	4,200	93,744
Toll Brothers, Inc.	1,200	23,100
		209,335
Home Furnishing — 0.1%
Dolby Laboratories, Inc. Class A	300	16,263
Whirlpool Corp.	550	47,190
		63,453

	Number of Shares	Value
Housewares — 0.0%
Newell Brands, Inc.	1,700	$22,576
Leisure Time — 0.1%
Carnival Corp.	100	1,317
Harley-Davidson, Inc. (b)	1,200	22,716
Norwegian Cruise Line Holdings Ltd. (a)	1,200	13,152
Polaris, Inc.	420	20,223
Royal Caribbean Cruises Ltd.	1,360	43,751
		101,159
Lodging — 0.4%
Caesars Entertainment Corp. (a)	1,200	8,112
Extended Stay America, Inc.	300	2,193
Hilton Grand Vacations, Inc. (a)	4,000	63,080
Las Vegas Sands Corp.	2,800	118,916
MGM Resorts International	100	1,180
Wyndham Destinations, Inc.	2,900	62,930
		256,411
Retail — 4.5%
Advance Auto Parts, Inc.	40	3,733
AutoNation, Inc. (a)	800	22,448
Best Buy Co., Inc.	3,400	193,800
Casey’s General Stores, Inc.	50	6,625
Dick’s Sporting Goods, Inc.	800	17,008
Foot Locker, Inc.	1,700	37,485
The Gap, Inc. (b)	4,300	30,272
Genuine Parts Co.	170	11,446
The Home Depot, Inc.	2,420	451,838
Kohl’s Corp.	1,900	27,721
Macy’s, Inc. (b)	2,244	11,018
McDonald’s Corp.	2,340	386,919
Penske Automotive Group, Inc.	200	5,600
Qurate Retail, Inc. (a)	6,600	40,293
Target Corp.	8,730	811,628
Tiffany & Co.	100	12,950
Walgreens Boots Alliance, Inc.	3,639	166,484
Walmart, Inc.	7,960	904,415
Williams-Sonoma, Inc. (b)	300	12,756
Yum China Holdings, Inc.	900	38,367
Yum! Brands, Inc.	590	40,433
		3,233,239
		6,297,623
Consumer, Non-cyclical — 26.7%
Agriculture — 2.5%
Altria Group, Inc.	19,900	769,533
Bunge Ltd.	300	12,309
Philip Morris International, Inc.	13,760	1,003,930
		1,785,772

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 1.1%
Brown-Forman Corp. Class A	500	$25,690
Brown-Forman Corp. Class B (b)	100	5,551
The Coca-Cola Co.	9,700	429,225
Constellation Brands, Inc. Class A	210	30,105
Keurig Dr Pepper, Inc. (b)	100	2,427
Molson Coors Beverage Co. Class B	360	14,044
PepsiCo, Inc.	2,710	325,471
		832,513
Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc. (a)	900	80,811
Amgen, Inc.	920	186,512
Biogen, Inc. (a)	2,360	746,657
Corteva, Inc. (a)	3	70
Exelixis, Inc. (a)	2,100	36,162
Gilead Sciences, Inc.	18,800	1,405,488
Regeneron Pharmaceuticals, Inc. (a)	380	185,550
United Therapeutics Corp. (a)	290	27,499
		2,668,749
Commercial Services — 0.6%
ADT, Inc.	22,300	96,336
AMERCO	70	20,338
CoreLogic, Inc.	400	12,216
Graham Holdings Co. Class B	6	2,047
H&R Block, Inc. (b)	4,600	64,768
ManpowerGroup, Inc.	1,430	75,776
Nielsen Holdings PLC	3,700	46,398
Quanta Services, Inc.	600	19,038
Sabre Corp.	2,000	11,860
United Rentals, Inc. (a)	560	57,624
		406,401
Cosmetics & Personal Care — 3.5%
Colgate-Palmolive Co.	10,200	676,872
The Procter & Gamble Co.	17,110	1,882,100
		2,558,972
Foods — 1.7%
Campbell Soup Co.	1,000	46,160
Conagra Brands, Inc.	64	1,878
Flowers Foods, Inc.	1,900	38,988
General Mills, Inc.	9,600	506,592
The Hershey Co.	380	50,350
Ingredion, Inc.	160	12,080
The J.M. Smucker Co.	290	32,190
The Kroger Co.	9,000	271,080
Lamb Weston Holdings, Inc.	33	1,884
McCormick & Co., Inc.	60	8,473
Mondelez International, Inc. Class A	450	22,536
Pilgrim’s Pride Corp. (a)	1,500	27,180

	Number of Shares	Value
Post Holdings, Inc. (a)	260	$21,572
Sprouts Farmers Market, Inc. (a)	5,500	102,245
Tyson Foods, Inc. Class A	2,000	115,740
US Foods Holding Corp. (a)	400	7,084
		1,266,032
Health Care – Products — 1.7%
Abbott Laboratories	1,900	149,929
Baxter International, Inc.	700	56,833
Henry Schein, Inc. (a)	300	15,156
Medtronic PLC	7,469	673,555
Steris PLC	630	88,181
Thermo Fisher Scientific, Inc.	700	198,520
Zimmer Biomet Holdings, Inc.	780	78,842
		1,261,016
Health Care – Services — 1.0%
Anthem, Inc.	700	158,928
Centene Corp. (a)	656	38,973
DaVita, Inc. (a)	1,300	98,878
Encompass Health Corp.	100	6,403
HCA Healthcare, Inc.	1,210	108,719
Humana, Inc.	580	182,132
IQVIA Holdings, Inc. (a)	120	12,943
MEDNAX, Inc. (a)	1,600	18,624
Molina Healthcare, Inc. (a)	140	19,559
Quest Diagnostics, Inc.	10	803
Universal Health Services, Inc. Class B	690	68,365
		714,327
Household Products & Wares — 1.2%
Avery Dennison Corp.	510	51,954
The Clorox Co.	250	43,312
Kimberly-Clark Corp.	5,960	762,105
Spectrum Brands Holdings, Inc.	100	3,637
		861,008
Pharmaceuticals — 9.7%
Allergan PLC	1,810	320,551
Bristol-Myers Squibb Co.	14,100	785,934
Cardinal Health, Inc.	2,100	100,674
Cigna Corp. (a)	1,683	298,194
CVS Health Corp.	8,089	479,920
Herbalife Nutrition Ltd. (a)	500	14,580
Horizon Therapeutics PLC (a)	100	2,962
Jazz Pharmaceuticals PLC (a)	790	78,795
Johnson & Johnson	18,790	2,463,933
McKesson Corp.	2,220	300,277
Merck & Co., Inc.	2,228	171,422
Mylan NV (a)	5,500	82,005

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc.	58,015	$1,893,610
		6,992,857
		19,347,647
Energy — 4.4%
Oil & Gas — 4.3%
Apache Corp.	28	117
Cabot Oil & Gas Corp.	4,500	77,355
Centennial Resource Development, Inc. Class A (a)	200	53
Chesapeake Energy Corp. (a) (b)	2,900	501
Chevron Corp.	10,195	738,730
Cimarex Energy Co.	500	8,415
ConocoPhillips	7,148	220,158
Devon Energy Corp.	50	346
Diamondback Energy, Inc.	670	17,554
EOG Resources, Inc.	390	14,009
EQT Corp. (b)	2,800	19,796
Exxon Mobil Corp.	20,890	793,193
Hess Corp.	200	6,660
HollyFrontier Corp.	2,800	68,628
Marathon Oil Corp.	2,900	9,541
Marathon Petroleum Corp.	11,477	271,087
Murphy Oil Corp. (b)	1,700	10,421
Noble Energy, Inc.	80	483
Occidental Petroleum Corp.	1,288	14,915
Parsley Energy, Inc. Class A	400	2,292
Patterson-UTI Energy, Inc.	6,700	15,745
PBF Energy, Inc. Class A	1,200	8,496
Phillips 66	8,760	469,974
Valero Energy Corp.	7,034	319,062
WPX Energy, Inc. (a)	66	201
		3,087,732
Oil & Gas Services — 0.0%
Apergy Corp. (a)	50	287
Baker Hughes Co.	3	31
Halliburton Co.	300	2,055
Schlumberger Ltd.	40	540
		2,913
Pipelines — 0.1%
Kinder Morgan, Inc.	5,900	82,128
ONEOK, Inc.	800	17,448
		99,576
		3,190,221
Financial — 24.5%
Banks — 10.9%
Associated Banc-Corp.	1,350	17,266
Bank of America Corp.	54,573	1,158,585
Bank of Hawaii Corp.	820	45,297

	Number of Shares	Value
The Bank of New York Mellon Corp.	9,250	$311,540
Bank OZK	2,500	41,750
BankUnited, Inc.	200	3,740
BOK Financial Corp.	100	4,256
CIT Group, Inc.	2,500	43,150
Citigroup, Inc.	25,771	1,085,474
Citizens Financial Group, Inc.	3,800	71,478
Comerica, Inc.	3,000	88,020
Commerce Bancshares, Inc.	334	16,817
Cullen/Frost Bankers, Inc.	70	3,905
East West Bancorp, Inc.	1,600	41,184
F.N.B. Corp.	2,900	21,373
Fifth Third Bancorp	8,960	133,056
First Horizon National Corp.	3,016	24,309
The Goldman Sachs Group, Inc.	2,050	316,909
Huntington Bancshares, Inc.	5,871	48,201
JPMorgan Chase & Co.	24,127	2,172,154
KeyCorp	5,896	61,142
M&T Bank Corp.	1,255	129,805
Morgan Stanley	16,900	574,600
Northern Trust Corp.	630	47,540
PacWest Bancorp	2,400	43,008
The PNC Financial Services Group, Inc.	2,396	229,345
Popular, Inc.	900	31,500
Prosperity Bancshares, Inc.	900	43,425
Regions Financial Corp.	10,560	94,723
State Street Corp.	1,000	53,270
SVB Financial Group (a)	220	33,238
Synovus Financial Corp.	1,271	22,319
TCF Financial Corp.	9	204
Umpqua Holdings Corp.	3,300	35,970
US Bancorp	9,690	333,820
Webster Financial Corp.	600	13,740
Wells Fargo & Co.	16,553	475,071
Western Alliance Bancorp	1,000	30,610
Zions Bancorp NA	350	9,366
		7,911,160
Diversified Financial Services — 3.3%
Alliance Data Systems Corp.	780	26,247
Ally Financial, Inc.	6,900	99,567
American Express Co.	1,390	118,998
Ameriprise Financial, Inc.	2,060	211,109
BGC Partners, Inc. Class A	1,200	3,024
BlackRock, Inc.	850	373,974
Capital One Financial Corp.	3,150	158,823
The Charles Schwab Corp.	1,400	47,068
CME Group, Inc.	810	140,057
Credit Acceptance Corp. (a)	10	2,557

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Discover Financial Services	3,200	$114,144
E*TRADE Financial Corp.	2,200	75,504
Eaton Vance Corp.	1,400	45,150
Evercore, Inc. Class A	1,500	69,090
Franklin Resources, Inc.	2,600	43,394
Intercontinental Exchange, Inc.	35	2,826
Invesco Ltd.	7,700	69,916
Janus Henderson Group PLC	1,900	29,108
Lazard Ltd. Class A	2,100	49,476
Legg Mason, Inc.	600	29,310
Navient Corp.	8,900	67,462
OneMain Holdings, Inc.	2,500	47,800
Raymond James Financial, Inc.	900	56,880
Santander Consumer USA Holdings, Inc.	1,800	25,038
SEI Investments Co.	500	23,170
SLM Corp.	3,800	27,322
Synchrony Financial	11,900	191,471
T. Rowe Price Group, Inc.	1,600	156,240
TD Ameritrade Holding Corp.	400	13,864
The Western Union Co.	3,700	67,081
		2,385,670
Insurance — 6.5%
Aflac, Inc.	5,600	191,744
Alleghany Corp.	5	2,762
The Allstate Corp.	1,980	181,625
American Financial Group, Inc.	250	17,520
American International Group, Inc.	3,102	75,224
American National Insurance Co.	450	37,071
Arch Capital Group Ltd. (a)	3,400	96,764
Arthur J Gallagher & Co.	400	32,604
Assurant, Inc.	50	5,205
Assured Guaranty Ltd.	1,600	41,264
Athene Holding Ltd. Class A (a)	1,800	44,676
Axis Capital Holdings Ltd.	400	15,460
Berkshire Hathaway, Inc. Class B (a)	10,730	1,961,766
Brighthouse Financial, Inc. (a)	230	5,559
Chubb Ltd.	631	70,476
Cincinnati Financial Corp.	110	8,300
CNA Financial Corp.	400	12,416
Equitable Holdings, Inc.	5,400	78,030
Erie Indemnity Co. Class A	20	2,965
Everest Re Group Ltd.	10	1,924
Fidelity National Financial, Inc.	2,557	63,618
First American Financial Corp.	1,400	59,374
The Hanover Insurance Group, Inc.	430	38,949
The Hartford Financial Services Group, Inc.	2,690	94,796
Kemper Corp.	400	29,748

	Number of Shares	Value
Lincoln National Corp.	3,398	$89,435
Loews Corp.	20	697
Markel Corp. (a)	5	4,639
Marsh & McLennan Cos., Inc.	500	43,230
Mercury General Corp.	90	3,665
MetLife, Inc.	13,940	426,146
MGIC Investment Corp.	5,600	35,560
Old Republic International Corp.	3,100	47,275
Primerica, Inc.	100	8,848
Principal Financial Group, Inc.	3,200	100,288
The Progressive Corp.	3,800	280,592
Prudential Financial, Inc.	3,760	196,046
Reinsurance Group of America, Inc.	300	25,242
RenaissanceRe Holdings Ltd.	10	1,493
The Travelers Cos., Inc.	1,569	155,880
Unum Group	2,600	39,026
Voya Financial, Inc. (b)	1,400	56,770
W.R. Berkley Corp.	450	23,477
White Mountains Insurance Group Ltd.	3	2,730
		4,710,879
Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	4,800	181,008
Jones Lang LaSalle, Inc.	670	67,657
		248,665
Real Estate Investment Trusts (REITS) — 3.4%
AGNC Investment Corp.	3,400	35,972
Alexandria Real Estate Equities, Inc.	20	2,741
American Campus Communities, Inc.	100	2,775
Annaly Capital Management, Inc.	14,960	75,847
Apartment Investment & Management Co. Class A	899	31,600
Apple Hospitality REIT, Inc.	6,600	60,522
AvalonBay Communities, Inc.	324	47,683
Boston Properties, Inc.	40	3,689
Brixmor Property Group, Inc.	3,300	31,350
Camden Property Trust	100	7,924
Chimera Investment Corp.	3,820	34,762
Columbia Property Trust, Inc.	1,900	23,750
CubeSmart	200	5,358
Digital Realty Trust, Inc. (b)	30	4,167
Douglas Emmett, Inc.	1,200	36,612
Duke Realty Corp.	2,400	77,712
EPR Properties	500	12,110
Equity Commonwealth	1,567	49,690
Equity Residential	600	37,026
Essex Property Trust, Inc.	113	24,887
Extra Space Storage, Inc.	370	35,431

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Federal Realty Investment Trust	90	$6,715
Gaming and Leisure Properties, Inc.	4,400	121,924
Healthpeak Properties, Inc.	2,700	64,395
Highwoods Properties, Inc.	800	28,336
Host Hotels & Resorts, Inc.	9,703	107,121
Hudson Pacific Properties, Inc.	300	7,608
Iron Mountain, Inc. (b)	4,400	104,720
JBG SMITH Properties	19	605
Kilroy Realty Corp.	100	6,370
Kimco Realty Corp.	4,900	47,383
Life Storage, Inc.	400	37,820
The Macerich Co. (b)	882	4,966
Medical Properties Trust, Inc.	300	5,187
MFA Financial, Inc.	19,700	30,535
Mid-America Apartment Communities, Inc.	1,423	146,612
National Retail Properties, Inc.	300	9,657
New Residential Investment Corp.	5,800	29,058
Omega Healthcare Investors, Inc.	2,000	53,080
Outfront Media, Inc.	3,300	44,484
Paramount Group, Inc.	2,600	22,880
Park Hotels & Resorts, Inc.	2,900	22,939
Prologis, Inc.	2,607	209,525
Public Storage	510	101,291
Realty Income Corp.	900	44,874
Retail Properties of America, Inc. Class A	3,300	17,061
Service Properties Trust	3,140	16,956
Simon Property Group, Inc.	930	51,020
SL Green Realty Corp.	180	7,758
Spirit Realty Capital, Inc.	240	6,276
Starwood Property Trust, Inc.	4,000	41,000
STORE Capital Corp.	500	9,060
Sun Communities, Inc.	100	12,485
Two Harbors Investment Corp.	4,250	16,192
UDR, Inc.	300	10,962
Ventas, Inc.	1,400	37,520
VEREIT, Inc.	900	4,401
VICI Properties, Inc. (b)	4,200	69,888
Vornado Realty Trust	2,538	91,901
Weingarten Realty Investors	3,100	44,733
Welltower, Inc.	1,100	50,358
WP Carey, Inc.	800	46,464
		2,433,728
Savings & Loans — 0.1%
New York Community Bancorp, Inc.	1,590	14,930
People’s United Financial, Inc.	600	6,630

	Number of Shares	Value
Sterling Bancorp	1,700	$17,765
		39,325
		17,729,427
Industrial — 8.5%
Aerospace & Defense — 1.0%
General Dynamics Corp.	1,440	190,526
Hexcel Corp.	100	3,719
Howmet Aerospace, Inc.	3,100	49,786
L3 Harris Technologies, Inc.	727	130,947
Raytheon Co.	1,190	156,069
Raytheon Technologies Corp.	2,190	206,583
Spirit AeroSystems Holdings, Inc. Class A	500	11,965
		749,595
Building Materials — 0.5%
Eagle Materials, Inc.	600	35,052
Fortune Brands Home & Security, Inc.	200	8,650
Johnson Controls International PLC	3,329	89,750
Lennox International, Inc.	30	5,454
Masco Corp.	5,600	193,592
MDU Resources Group, Inc.	2,400	51,600
Owens Corning	200	7,762
		391,860
Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	250	21,415
AMETEK, Inc.	300	21,606
Emerson Electric Co.	5,800	276,370
		319,391
Electronics — 1.4%
Agilent Technologies, Inc.	1,100	78,782
Allegion PLC	390	35,888
Arrow Electronics, Inc. (a)	500	25,935
Avnet, Inc.	1,700	42,670
FLIR Systems, Inc.	500	15,945
Fortive Corp.	300	16,557
Garmin Ltd.	500	37,480
Gentex Corp.	4,400	97,504
Honeywell International, Inc.	3,470	464,251
Hubbell, Inc.	260	29,832
Jabil, Inc.	2,100	51,618
National Instruments Corp.	1,500	49,620
nVent Electric PLC	1,519	25,626
PerkinElmer, Inc.	10	753
Roper Technologies, Inc.	10	3,118
Trimble, Inc. (a)	200	6,366
		981,945

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.1%
AECOM (a)	2,311	$68,983
frontdoor, Inc. (a)	800	27,824
Jacobs Engineering Group, Inc.	100	7,927
		104,734
Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	600	30,804
Pentair PLC	1,019	30,326
Republic Services, Inc.	2,690	201,911
Waste Management, Inc.	1,400	129,584
		392,625
Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	600	41,400
Regal Beloit Corp.	600	37,770
Snap-on, Inc.	360	39,175
Stanley Black & Decker, Inc.	5	500
		118,845
Machinery – Construction & Mining — 1.4%
Caterpillar, Inc.	8,540	990,982
Oshkosh Corp.	300	19,299
		1,010,281
Machinery – Diversified — 0.5%
AGCO Corp.	566	26,744
Crane Co.	120	5,902
Curtiss-Wright Corp.	220	20,330
Deere & Co.	1,020	140,923
Dover Corp.	560	47,006
Flowserve Corp.	600	14,334
GrafTech International Ltd. (b)	7,200	58,464
IDEX Corp.	200	27,622
Ingersoll Rand, Inc. (a)	11	273
		341,598
Metal Fabricate & Hardware — 0.1%
The Timken Co.	1,700	54,978
Miscellaneous - Manufacturing — 1.1%
Carlisle Cos., Inc.	370	46,354
ITT, Inc.	400	18,144
3M Co.	1,980	270,290
AptarGroup, Inc.	20	1,991
Eaton Corp. PLC	3,072	238,664
General Electric Co.	890	7,066
Parker-Hannifin Corp.	1,200	155,676
Textron, Inc.	200	5,334
Trane Technologies PLC	240	19,821

	Number of Shares	Value
Trinity Industries, Inc. (b)	800	$12,856
		776,196
Packaging & Containers — 0.4%
Ardagh Group SA	400	4,744
Berry Global Group, Inc. (a)	2,100	70,791
Crown Holdings, Inc. (a)	600	34,824
Graphic Packaging Holding Co.	2,900	35,380
O-I Glass, Inc.	3,000	21,330
Packaging Corp. of America	300	26,049
Silgan Holdings, Inc.	900	26,118
Sonoco Products Co.	800	37,080
WestRock Co.	1,440	40,694
		297,010
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	180	32,798
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	700	46,340
CSX Corp.	4,300	246,390
Expeditors International of Washington, Inc.	600	40,032
FedEx Corp.	40	4,850
Landstar System, Inc.	440	42,178
Norfolk Southern Corp.	850	124,100
Ryder System, Inc.	790	20,888
XPO Logistics, Inc. (a)	1,200	58,500
		583,278
		6,155,134
Technology — 7.4%
Computers — 2.2%
Amdocs Ltd.	1,000	54,970
CACI International, Inc. Class A (a)	210	44,342
Cognizant Technology Solutions Corp. Class A	4,600	213,762
Dell Technologies C (a)	793	31,363
DXC Technology Co.	2,700	35,235
Hewlett Packard Enterprise Co.	8,900	86,419
HP, Inc.	18,300	317,688
International Business Machines Corp.	5,970	662,252
Leidos Holdings, Inc.	1,650	151,223
Western Digital Corp.	36	1,498
		1,598,752
Office & Business Equipment — 0.1%
Xerox Holdings Corp. (a)	2,814	53,297
Semiconductors — 4.7%
Analog Devices, Inc.	520	46,618
Applied Materials, Inc.	6,900	316,158
Cypress Semiconductor Corp.	1,700	39,644
Intel Corp.	37,700	2,040,324

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lam Research Corp.	330	$79,200
Maxim Integrated Products, Inc.	3,400	165,274
Micron Technology, Inc. (a)	5,600	235,536
ON Semiconductor Corp. (a)	2,700	33,588
Qorvo, Inc. (a)	1,740	140,296
Skyworks Solutions, Inc.	2,990	267,246
		3,363,884
Software — 0.4%
Activision Blizzard, Inc.	1,300	77,324
Akamai Technologies, Inc. (a)	100	9,149
Cerence, Inc. (a)	75	1,155
Citrix Systems, Inc.	490	69,360
Electronic Arts, Inc. (a)	1,050	105,178
Nuance Communications, Inc. (a)	600	10,068
SS&C Technologies Holdings, Inc	100	4,382
Zynga, Inc. Class A (a)	2,700	18,495
		295,111
		5,311,044
Utilities — 5.7%
Electric — 5.6%
AES Corp.	15,200	206,720
Alliant Energy Corp.	1,000	48,290
Ameren Corp.	660	48,068
American Electric Power Co., Inc.	2,530	202,350
Avangrid, Inc.	100	4,378
CenterPoint Energy, Inc.	2,000	30,900
CMS Energy Corp.	1,200	70,500
Consolidated Edison, Inc.	1,760	137,280
Dominion Energy, Inc.	985	71,107
DTE Energy Co.	120	11,396
Duke Energy Corp.	1,114	90,100
Edison International	780	42,736
Entergy Corp.	610	57,322
Evergy, Inc.	3,460	190,473
Eversource Energy	881	68,903
Exelon Corp.	8,975	330,370
FirstEnergy Corp.	8,827	353,698
Hawaiian Electric Industries, Inc.	600	25,830
IDACORP, Inc.	400	35,116
NextEra Energy, Inc.	522	125,604
NRG Energy, Inc.	9,600	261,696
OGE Energy Corp.	600	18,438

	Number of Shares	Value
Pinnacle West Capital Corp.	560	$42,442
PPL Corp.	10,500	259,140
Public Service Enterprise Group, Inc.	4,300	193,113
Sempra Energy	470	53,105
The Southern Co.	12,350	668,629
Vistra Energy Corp.	9,700	154,812
WEC Energy Group, Inc.	1,120	98,706
Xcel Energy, Inc.	2,020	121,806
		4,023,028
Gas — 0.1%
Atmos Energy Corp.	250	24,808
National Fuel Gas Co.	1,350	50,342
NiSource, Inc.	490	12,235
UGI Corp.	435	11,601
		98,986
Water — 0.0%
American Water Works Co., Inc.	180	21,521
Essential Utilities, Inc.	125	5,086
		26,607
		4,148,621

TOTAL COMMON STOCK (Cost $92,152,779)		71,513,150

TOTAL EQUITIES (Cost $92,152,779)		71,513,150

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	31,120	31,120

TOTAL MUTUAL FUNDS (Cost $31,120)		31,120

TOTAL LONG-TERM INVESTMENTS (Cost $92,183,899)		71,544,270

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	$727,205	$727,205

TOTAL SHORT-TERM INVESTMENTS (Cost $727,205)		727,205

TOTAL INVESTMENTS — 99.8% (Cost $92,911,104) (e)		72,271,475

Other Assets/(Liabilities) — 0.2%		141,879

NET ASSETS — 100.0%		$72,413,354

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $587,228 or 0.81% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $579,797 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $727,205. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $742,335.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.4%
COMMON STOCK — 96.4%
Basic Materials — 1.0%
Chemicals — 1.0%
Ecolab, Inc.	3,478	$541,977
Valvoline, Inc.	29,521	386,430
		928,407
Communications — 17.6%
Internet — 12.7%
Alphabet, Inc. Class A (a)	1,843	2,141,474
Amazon.com, Inc. (a)	3,023	5,894,003
Booking Holdings, Inc. (a)	977	1,314,378
Facebook, Inc. Class A (a)	17,596	2,935,013
		12,284,868
Telecommunications — 4.9%
Motorola Solutions, Inc.	18,755	2,492,915
Verizon Communications, Inc.	42,854	2,302,545
		4,795,460
		17,080,328
Consumer, Cyclical — 3.9%
Auto Manufacturers — 0.4%
General Motors Co.	20,582	427,694
Retail — 3.5%
The Home Depot, Inc.	10,559	1,971,471
O’Reilly Automotive, Inc. (a)	1,729	520,515
Ulta Beauty Inc (a)	4,934	866,904
		3,358,890
		3,786,584
Consumer, Non-cyclical — 26.9%
Beverages — 2.2%
Anheuser-Busch InBev SA	6,989	310,370
Constellation Brands, Inc. Class A	6,320	906,035
PepsiCo, Inc.	7,883	946,748
		2,163,153
Biotechnology — 1.3%
Gilead Sciences, Inc.	16,540	1,236,530
Commercial Services — 0.5%
S&P Global, Inc.	1,934	473,927
Cosmetics & Personal Care — 4.0%
The Procter & Gamble Co.	35,467	3,901,370
Foods — 0.8%
a2 Milk Co. Ltd. (a)	18,382	190,207
Mondelez International, Inc. Class A	12,551	628,554
		818,761
Health Care – Products — 4.2%
Alcon, Inc. (a)	10,302	523,548

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	6,125	$1,737,050
Zimmer Biomet Holdings, Inc.	18,087	1,828,234
		4,088,832
Health Care – Services — 5.5%
Laboratory Corp. of America Holdings (a)	3,251	410,894
PPD, Inc. (a) (b)	8,889	158,313
UnitedHealth Group, Inc.	19,241	4,798,320
		5,367,527
Household Products & Wares — 1.4%
Church & Dwight Co., Inc.	14,940	958,849
Reckitt Benckiser Group PLC	5,169	396,709
		1,355,558
Pharmaceuticals — 7.0%
AstraZeneca PLC Sponsored ADR	54,546	2,436,024
Elanco Animal Health, Inc. (a)	52,800	1,182,192
Merck & Co., Inc.	41,069	3,159,849
		6,778,065
		26,183,723
Energy — 2.6%
Oil & Gas — 1.2%
Suncor Energy, Inc.	73,229	1,157,018
Oil & Gas Services — 0.2%
Schlumberger Ltd.	16,048	216,488
Pipelines — 1.2%
Magellan Midstream Partners LP (c)	32,029	1,168,738
		2,542,244
Financial — 18.0%
Banks — 2.9%
Danske Bank A/S	20,725	234,909
JP Morgan Chase & Co.	28,324	2,550,010
		2,784,919
Diversified Financial Services — 4.7%
Capital One Financial Corp.	29,390	1,481,844
Intercontinental Exchange, Inc.	24,737	1,997,513
Mastercard, Inc. Class A	4,737	1,144,269
		4,623,626
Insurance — 6.9%
Berkshire Hathaway, Inc. Class B (a)	18,585	3,397,896
Equitable Holdings, Inc.	96,807	1,398,861
Fidelity National Financial, Inc.	17,984	447,442
The Progressive Corp.	19,798	1,461,884
		6,706,083
Real Estate Investment Trusts (REITS) — 3.5%
Prologis, Inc.	36,143	2,904,813

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Simon Property Group, Inc.	8,298	$455,228
		3,360,041
		17,474,669
Industrial — 8.7%
Aerospace & Defense — 3.4%
Lockheed Martin Corp.	9,679	3,280,697
Building Materials — 0.6%
Vulcan Materials Co.	5,280	570,610
Electronics — 1.1%
Honeywell International, Inc.	7,776	1,040,351
Environmental Controls — 1.1%
Waste Connections, Inc.	13,885	1,076,088
Transportation — 2.5%
C.H. Robinson Worldwide, Inc. (b)	7,932	525,098
Union Pacific Corp.	8,397	1,184,313
United Parcel Service, Inc. Class B	8,348	779,870
		2,489,281
		8,457,027
Technology — 15.8%
Computers — 1.3%
Accenture PLC Class A	1,144	186,769
Amdocs Ltd.	18,969	1,042,726
		1,229,495
Semiconductors — 5.2%
Applied Materials, Inc.	42,058	1,927,098
QUALCOMM, Inc.	24,949	1,687,800
Texas Instruments, Inc.	14,970	1,495,952
		5,110,850
Software — 9.3%
Microsoft Corp.	57,476	9,064,540
		15,404,885
Utilities — 1.9%
Electric — 1.4%
Duke Energy Corp.	17,439	1,410,466
Gas — 0.5%
UGI Corp.	17,706	472,219
		1,882,685

TOTAL COMMON STOCK (Cost $97,068,132)		93,740,552

TOTAL EQUITIES (Cost $97,068,132)		93,740,552

TOTAL LONG-TERM INVESTMENTS (Cost $97,068,132)		93,740,552

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	$3,448,180	$3,448,180

TOTAL SHORT-TERM INVESTMENTS (Cost $3,448,180)		3,448,180

TOTAL INVESTMENTS — 99.9% (Cost $100,516,312) (e)		97,188,732

Other Assets/(Liabilities) — 0.1%		76,032

NET ASSETS — 100.0%		$97,264,764

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $686,183 or 0.71% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $694,986 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)

Maturity value of $3,448,180. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $3,519,603.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%
COMMON STOCK — 99.4%
Basic Materials — 0.5%
Chemicals — 0.5%
Axalta Coating Systems Ltd. (a)	2,500	$43,175
CF Industries Holdings, Inc.	930	25,296
Ecolab, Inc.	148	23,063
Element Solutions, Inc. (a)	2,000	16,720
NewMarket Corp.	210	80,403
PPG Industries, Inc.	1,310	109,516
The Sherwin-Williams Co.	1,510	693,875
		992,048
Mining — 0.0%
Southern Copper Corp.	2,802	78,904
		1,070,952
Communications — 21.0%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	2,800	45,332
Omnicom Group, Inc.	3,900	214,110
		259,442
Internet — 17.3%
Alphabet, Inc. Class A (a)	4,769	5,541,340
Alphabet, Inc. Class C (a)	5,119	5,952,424
Amazon.com, Inc. (a)	6,461	12,597,141
Booking Holdings, Inc. (a)	935	1,257,874
CDW Corp.	4,000	373,080
eBay, Inc.	26,200	787,572
Etsy, Inc. (a)	2,500	96,100
Expedia Group, Inc.	1,291	72,645
F5 Networks, Inc. (a)	711	75,814
Facebook, Inc. Class A (a)	38,850	6,480,180
GoDaddy, Inc. Class A (a)	1,800	102,798
IAC/InterActiveCorp (a)	240	43,015
Match Group, Inc. (a) (b)	4,300	283,972
Netflix, Inc. (a)	1,127	423,189
TripAdvisor, Inc.	2,200	38,258
VeriSign, Inc. (a)	1,270	228,714
		34,354,116
Media — 1.3%
Altice USA, Inc. Class A (a)	10,000	222,900
AMC Networks, Inc. Class A (a) (b)	4,300	104,533
Charter Communications, Inc. Class A (a)	850	370,863
Comcast Corp. Class A	42,100	1,447,398
FactSet Research Systems, Inc.	185	48,226
Fox Corp. Class B (a)	1,600	36,608
Nexstar Media Group, Inc. Class A	710	40,988

	Number of Shares	Value
Sinclair Broadcast Group, Inc. Class A	4,411	$70,929
Sirius XM Holdings, Inc. (b)	20,300	100,282
ViacomCBS, Inc. Class B	6,300	88,263
		2,530,990
Telecommunications — 2.3%
Arista Networks, Inc. (a)	780	157,989
Cisco Systems, Inc.	97,300	3,824,863
Corning, Inc.	154	3,163
Motorola Solutions, Inc.	1,480	196,721
T-Mobile US, Inc. (a)	4,200	352,380
Ubiquiti, Inc. (b)	646	91,461
		4,626,577
		41,771,125
Consumer, Cyclical — 8.4%
Airlines — 0.2%
Alaska Air Group, Inc.	1,500	42,705
Delta Air Lines, Inc.	2,700	77,031
JetBlue Airways Corp. (a)	2,600	23,270
Southwest Airlines Co.	6,300	224,343
United Airlines Holdings, Inc. (a)	3,300	104,115
		471,464
Apparel — 0.8%
Capri Holdings Ltd. (a)	2,400	25,896
Carter’s, Inc.	100	6,573
Hanesbrands, Inc. (b)	18,800	147,956
NIKE, Inc. Class B	14,570	1,205,522
Skechers U.S.A., Inc. Class A (a)	4,210	99,945
VF Corp.	1,300	70,304
		1,556,196
Auto Parts & Equipment — 0.0%
Aptiv PLC	300	14,772
Automotive & Parts — 0.1%
Allison Transmission Holdings, Inc.	5,700	185,877
Distribution & Wholesale — 0.1%
Copart, Inc. (a)	700	47,964
Fastenal Co.	3,600	112,500
IAA, Inc. (a)	300	8,988
KAR Auction Services, Inc.	700	8,400
W.W. Grainger, Inc.	200	49,700
		227,552
Entertainment — 0.0%
The Madison Square Garden Co. Class A (a)	3	634
Six Flags Entertainment Corp.	1,900	23,826
		24,460
Home Builders — 0.2%
Lennar Corp. Class A	400	15,280

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NVR, Inc. (a)	140	$359,676
		374,956
Home Furnishing — 0.0%
Tempur Sealy International, Inc. (a)	1,200	52,452
Housewares — 0.0%
The Scotts Miracle-Gro Co.	174	17,818
The Toro Co.	60	3,905
		21,723
Leisure Time — 0.1%
Norwegian Cruise Line Holdings Ltd. (a)	400	4,384
Planet Fitness, Inc. Class A (a)	1,400	68,180
Polaris, Inc.	1,500	72,225
		144,789
Lodging — 0.5%
Choice Hotels International, Inc.	170	10,413
Hilton Grand Vacations, Inc. (a)	4,000	63,080
Hilton Worldwide Holdings, Inc.	5,100	348,024
Las Vegas Sands Corp.	3,400	144,398
Marriott International, Inc. Class A	4,577	342,405
MGM Resorts International	400	4,720
Wyndham Hotels & Resorts, Inc.	50	1,576
Wynn Resorts Ltd.	180	10,834
		925,450
Retail — 6.3%
AutoZone, Inc. (a)	438	370,548
Best Buy Co., Inc.	3,200	182,400
Burlington Stores, Inc. (a)	1,160	183,814
CarMax, Inc. (a)	82	4,414
Chipotle Mexican Grill, Inc. (a)	7	4,581
Costco Wholesale Corp.	3,800	1,083,494
Darden Restaurants, Inc.	2,080	113,277
Dollar General Corp.	3,655	551,942
Dollar Tree, Inc. (a)	27	1,984
Domino’s Pizza, Inc.	20	6,481
Dunkin’ Brands Group, Inc.	700	37,170
The Home Depot, Inc.	12,980	2,423,496
L Brands, Inc.	1,395	16,126
Lowe’s Cos., Inc.	26,440	2,275,162
Lululemon Athletica, Inc. (a)	1,410	267,265
McDonald’s Corp.	780	128,973
Nordstrom, Inc. (b)	6,637	101,812
O’Reilly Automotive, Inc. (a)	1,330	400,396
Ross Stores, Inc.	7,080	615,748
Starbucks Corp.	27,600	1,814,424
Target Corp.	1,930	179,432
The TJX Cos., Inc.	25,940	1,240,191
Tractor Supply Co.	1,530	129,361

	Number of Shares	Value
The Wendy’s Co.	5,300	$78,864
Williams-Sonoma, Inc. (b)	1,500	63,780
Yum China Holdings, Inc.	5,200	221,676
Yum! Brands, Inc.	1,770	121,298
		12,618,109
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	1,180	84,429
		16,702,229
Consumer, Non-cyclical — 21.3%
Agriculture — 0.7%
Altria Group, Inc.	34,270	1,325,221
Beverages — 1.7%
Brown-Forman Corp. Class A	516	26,512
Brown-Forman Corp. Class B (b)	1,717	95,311
The Coca-Cola Co.	28,960	1,281,480
Monster Beverage Corp. (a)	3,650	205,349
PepsiCo, Inc.	14,389	1,728,119
		3,336,771
Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc. (a)	4,058	364,368
Amgen, Inc.	15,810	3,205,161
Biogen, Inc. (a)	1,990	629,596
Exelixis, Inc. (a)	3,400	58,548
Gilead Sciences, Inc.	5,520	412,675
Illumina, Inc. (a)	20	5,462
Incyte Corp. (a)	2,208	161,692
Regeneron Pharmaceuticals, Inc. (a)	281	137,210
Vertex Pharmaceuticals, Inc. (a)	4,100	975,595
		5,950,307
Commercial Services — 3.1%
Automatic Data Processing, Inc.	5,830	796,844
Booz Allen Hamilton Holding Corp.	2,900	199,056
Cintas Corp.	770	133,379
CoreLogic, Inc.	1,600	48,864
CoStar Group, Inc. (a)	10	5,872
Euronet Worldwide, Inc. (a)	903	77,405
FleetCor Technologies, Inc. (a)	972	181,317
Gartner, Inc. (a)	10	996
Global Payments, Inc.	1	144
Grand Canyon Education, Inc. (a)	100	7,629
H&R Block, Inc. (b)	10,400	146,432
Moody’s Corp.	2,390	505,485
Nielsen Holdings PLC	4,000	50,160
PayPal Holdings, Inc. (a)	16,900	1,618,006
Robert Half International, Inc.	6,100	230,275
Rollins, Inc.	1,500	54,210
S&P Global, Inc.	5,010	1,227,701

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sabre Corp.	1,000	$5,930
TransUnion	3,800	251,484
United Rentals, Inc. (a)	1,540	158,466
Verisk Analytics, Inc.	2,830	394,445
		6,094,100
Cosmetics & Personal Care — 0.1%
The Estee Lauder Cos., Inc. Class A	149	23,742
The Procter & Gamble Co.	1,080	118,800
		142,542
Foods — 0.6%
Campbell Soup Co.	2,600	120,016
The Hershey Co.	3,420	453,150
Kellogg Co.	340	20,397
Pilgrim’s Pride Corp. (a)	150	2,718
Post Holdings, Inc. (a)	20	1,659
Sprouts Farmers Market, Inc. (a)	600	11,154
Sysco Corp.	13,400	611,442
		1,220,536
Health Care – Products — 2.1%
Abbott Laboratories	3,800	299,858
ABIOMED, Inc. (a)	400	58,064
Align Technology, Inc. (a)	1,480	257,446
Baxter International, Inc.	2,620	212,718
Boston Scientific Corp. (a)	7,500	244,725
Bruker Corp.	1,800	64,548
Edwards Lifesciences Corp. (a)	3,100	584,722
Henry Schein, Inc. (a)	180	9,094
Hill-Rom Holdings, Inc.	168	16,901
IDEXX Laboratories, Inc. (a)	1,520	368,205
Intuitive Surgical, Inc. (a)	858	424,890
ResMed, Inc.	1,860	273,959
Stryker Corp.	4,810	800,817
Thermo Fisher Scientific, Inc.	1,970	558,692
		4,174,639
Health Care – Services — 2.7%
Anthem, Inc.	670	152,117
Centene Corp. (a)	6,438	382,481
Charles River Laboratories International, Inc. (a)	800	100,968
Chemed Corp.	440	190,608
Encompass Health Corp.	2,100	134,463
HCA Healthcare, Inc.	2,420	217,437
Humana, Inc.	480	150,730
IQVIA Holdings, Inc. (a)	40	4,314
Molina Healthcare, Inc. (a)	929	129,791
UnitedHealth Group, Inc.	15,830	3,947,685
		5,410,594

	Number of Shares	Value
Household Products & Wares — 0.2%
Avery Dennison Corp.	1,830	$186,422
Church & Dwight Co., Inc.	220	14,120
The Clorox Co.	1,800	311,850
		512,392
Pharmaceuticals — 7.1%
AbbVie, Inc.	37,583	2,863,449
AmerisourceBergen Corp.	4,488	397,188
Becton Dickinson and Co.	13	2,987
Bristol-Myers Squibb Co.	31,580	1,760,269
Cigna Corp. (a)	1,851	327,960
Eli Lilly & Co.	20,219	2,804,780
Herbalife Nutrition Ltd. (a)	760	22,161
Horizon Therapeutics PLC (a)	4,200	124,404
Jazz Pharmaceuticals PLC (a)	1,760	175,542
Johnson & Johnson	6,990	916,599
McKesson Corp.	1,550	209,653
Merck & Co., Inc.	47,600	3,662,344
PRA Health Sciences, Inc. (a)	1,700	141,168
Zoetis, Inc.	6,810	801,469
		14,209,973
		42,377,075
Energy — 0.1%
Oil & Gas — 0.1%
Cabot Oil & Gas Corp.	12,639	217,264
Parsley Energy, Inc. Class A	100	573
		217,837
Pipelines — 0.0%
ONEOK, Inc.	17	371
		218,208
Financial — 7.7%
Banks — 0.0%
CIT Group, Inc.	128	2,209
Comerica, Inc.	900	26,406
SVB Financial Group (a)	80	12,087
Synovus Financial Corp.	1,600	28,096
Western Alliance Bancorp	212	6,489
		75,287
Diversified Financial Services — 5.3%
Air Lease Corp.	100	2,214
Alliance Data Systems Corp.	1,840	61,916
American Express Co.	1,680	143,825
Ameriprise Financial, Inc.	1,550	158,844
The Charles Schwab Corp.	5,000	168,100
Credit Acceptance Corp. (a)	70	17,898
Discover Financial Services	3,500	124,845
E*TRADE Financial Corp.	2,200	75,504

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Evercore, Inc. Class A	910	$41,915
Intercontinental Exchange, Inc.	661	53,376
Lazard Ltd. Class A	2,800	65,968
LPL Financial Holdings, Inc.	2,600	141,518
Mastercard, Inc. Class A	18,950	4,577,562
Raymond James Financial, Inc.	800	50,560
SEI Investments Co.	400	18,536
Synchrony Financial	8,500	136,765
T. Rowe Price Group, Inc.	1,850	180,652
TD Ameritrade Holding Corp.	2,100	72,786
Visa, Inc. Class A	26,630	4,290,625
The Western Union Co.	9,520	172,598
		10,556,007
Insurance — 0.8%
Aon PLC	4,330	714,623
Arch Capital Group Ltd. (a)	3,800	108,148
Athene Holding Ltd. Class A (a)	1,600	39,712
Erie Indemnity Co. Class A	70	10,377
Everest Re Group Ltd.	30	5,773
Marsh & McLennan Cos., Inc.	297	25,679
Primerica, Inc.	670	59,281
The Progressive Corp.	6,500	479,960
The Travelers Cos., Inc.	1,390	138,096
Voya Financial, Inc. (b)	1,200	48,660
		1,630,309
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	3,500	131,985
Jones Lang LaSalle, Inc.	160	16,157
		148,142
Real Estate Investment Trusts (REITS) — 1.5%
American Tower Corp.	7,025	1,529,694
Brookfield Property REIT, Inc. Class A	1,252	10,629
Colony Capital, Inc.	3,400	5,950
CoreSite Realty Corp.	1,660	192,394
Crown Castle International Corp.	3,010	434,644
Equinix, Inc.	127	79,320
Equity LifeStyle Properties, Inc.	200	11,496
Extra Space Storage, Inc.	1,760	168,538
Lamar Advertising Co. Class A	2,000	102,560
Outfront Media, Inc.	800	10,784
Public Storage	220	43,694
Simon Property Group, Inc.	6,959	381,771
		2,971,474
		15,381,219
Industrial — 7.1%
Aerospace & Defense — 2.4%
The Boeing Co.	2,830	422,066

	Number of Shares	Value
General Dynamics Corp.	470	$62,186
HEICO Corp. Class A	1,288	82,303
Hexcel Corp.	1,800	66,942
L3 Harris Technologies, Inc.	720	129,686
Lockheed Martin Corp.	7,350	2,491,282
Northrop Grumman Corp.	2,840	859,242
Raytheon Co.	3,050	400,008
Spirit AeroSystems Holdings, Inc. Class A	2,102	50,301
TransDigm Group, Inc.	540	172,903
		4,736,919
Building Materials — 0.1%
Armstrong World Industries, Inc.	600	47,652
Eagle Materials, Inc.	2,230	130,277
Fortune Brands Home & Security, Inc.	200	8,650
Lennox International, Inc.	10	1,818
		188,397
Electrical Components & Equipment — 0.0%
Acuity Brands, Inc.	340	29,124
AMETEK, Inc.	75	5,402
Emerson Electric Co.	110	5,242
Universal Display Corp.	30	3,953
		43,721
Electronics — 1.0%
Allegion PLC	1,570	144,471
Amphenol Corp. Class A	60	4,373
Fortive Corp.	13	718
Honeywell International, Inc.	5,460	730,493
Hubbell, Inc.	660	75,728
Jabil, Inc.	2,700	66,366
Keysight Technologies, Inc. (a)	2,864	239,660
Mettler-Toledo International, Inc. (a)	600	414,306
National Instruments Corp.	600	19,848
Roper Technologies, Inc.	130	40,535
Sensata Technologies Holding PLC (a)	1,300	37,609
Waters Corp. (a)	1,360	247,588
		2,021,695
Environmental Controls — 0.3%
Waste Management, Inc.	6,320	584,979
Hand & Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	500	34,500
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	890	103,276
Machinery – Diversified — 0.4%
Dover Corp.	280	23,503
Graco, Inc.	3,390	165,195
IDEX Corp.	9	1,243

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rockwell Automation, Inc.	4,100	$618,731
		808,672
Miscellaneous - Manufacturing — 1.3%
3M Co.	6,683	912,296
Carlisle Cos., Inc.	690	86,443
Illinois Tool Works, Inc.	10,600	1,506,472
Trane Technologies PLC	30	2,478
		2,507,689
Packaging & Containers — 0.2%
Ball Corp.	1,700	109,922
Berry Global Group, Inc. (a)	3,800	128,098
Crown Holdings, Inc. (a)	2,600	150,904
Sealed Air Corp.	1,400	34,594
		423,518
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	130	23,687
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	1,900	125,780
CSX Corp.	6,200	355,260
Expeditors International of Washington, Inc.	2,000	133,440
Landstar System, Inc.	536	51,381
Norfolk Southern Corp.	160	23,360
Old Dominion Freight Line, Inc.	450	59,067
Union Pacific Corp.	5,980	843,419
United Parcel Service, Inc. Class B	9,190	858,530
XPO Logistics, Inc. (a)	2,700	131,625
		2,581,862
		14,058,915
Technology — 33.3%
Computers — 12.0%
Accenture PLC Class A	11,390	1,859,532
Apple, Inc.	74,483	18,940,282
Cognizant Technology Solutions Corp. Class A	500	23,235
Dell Technologies C (a)	2,148	84,953
EPAM Systems, Inc. (a)	190	35,275
Fortinet, Inc. (a)	1,720	174,012
Genpact Ltd.	1,700	49,640
HP, Inc.	3,038	52,740
International Business Machines Corp.	19,480	2,160,917
NCR Corp. (a)	5,600	99,120
NetApp, Inc.	9,100	379,379
		23,859,085
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	1,060	194,616

	Number of Shares	Value
Semiconductors — 5.4%
Advanced Micro Devices, Inc. (a)	400	$18,192
Analog Devices, Inc.	395	35,412
Applied Materials, Inc.	12,200	559,004
Broadcom, Inc.	6,266	1,485,669
KLA Corp.	5,250	754,635
Lam Research Corp.	3,930	943,200
Maxim Integrated Products, Inc.	2,400	116,664
NVIDIA Corp.	4,430	1,167,748
QUALCOMM, Inc.	37,800	2,557,170
Skyworks Solutions, Inc.	953	85,179
Teradyne, Inc.	3,500	189,595
Texas Instruments, Inc.	24,610	2,459,277
Xilinx, Inc.	4,130	321,892
		10,693,637
Software — 15.8%
Adobe, Inc. (a)	6,250	1,989,000
Akamai Technologies, Inc. (a)	2,100	192,129
ANSYS, Inc. (a)	450	104,611
Aspen Technology, Inc. (a)	2,180	207,253
Atlassian Corp. PLC Class A (a)	660	90,592
Broadridge Financial Solutions, Inc.	2,000	189,660
Cadence Design Systems, Inc. (a)	9,500	627,380
CDK Global, Inc.	200	6,570
Cerner Corp.	2,200	138,578
Citrix Systems, Inc.	3,580	506,749
Dropbox, Inc. Class A (a)	4,000	72,400
Electronic Arts, Inc. (a)	5,730	573,974
Fair Isaac Corp. (a)	720	221,537
Fidelity National Information Services, Inc.	157	19,097
Fiserv, Inc. (a)	294	27,927
Intuit, Inc.	4,284	985,320
Jack Henry & Associates, Inc.	260	40,362
Manhattan Associates, Inc. (a)	2,800	139,496
Microsoft Corp.	128,360	20,243,656
MSCI, Inc.	1,080	312,077
Oracle Corp.	68,100	3,291,273
Paychex, Inc.	5,568	350,339
Paycom Software, Inc. (a)	1,020	206,050
salesforce.com, Inc. (a)	2,020	290,840
ServiceNow, Inc. (a)	230	65,913
Synopsys, Inc. (a)	1,470	189,321
Take-Two Interactive Software, Inc. (a)	230	27,280
Teradata Corp. (a)	900	18,441
Twilio, Inc. Class A (a) (b)	10	895
Veeva Systems, Inc. Class A (a)	790	123,532

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VMware, Inc. Class A (a) (b)	1,806	$218,707
		31,470,959
		66,218,297

TOTAL COMMON STOCK (Cost $191,670,972)		197,798,020

TOTAL EQUITIES (Cost $191,670,972)		197,798,020

RIGHTS — 0.1%
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., Expires 03/31/21 (a)	29,980	113,924

TOTAL RIGHTS (Cost $63,857)		113,924

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (c)	483,161	483,161

TOTAL MUTUAL FUNDS (Cost $483,161)		483,161

TOTAL LONG-TERM INVESTMENTS (Cost $192,217,990)		198,395,105

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	$2,140,214	$2,140,214

TOTAL SHORT-TERM INVESTMENTS (Cost $2,140,214)		2,140,214

TOTAL INVESTMENTS — 100.8% (Cost $194,358,204) (e)		200,535,319

Other Assets/(Liabilities) — (0.8)%		(1,501,622)

NET ASSETS — 100.0%		$199,033,697

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $1,389,435 or 0.70% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $950,200 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $2,140,214. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $2,185,476.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%
COMMON STOCK — 97.8%
Basic Materials — 2.6%
Mining — 2.6%
Compass Minerals International, Inc. (a)	43,805	$1,685,178
Kaiser Aluminum Corp.	37,651	2,608,461
		4,293,639
		4,293,639
Communications — 1.6%
Internet — 1.2%
Q2 Holdings, Inc. (a) (b)	33,276	1,965,281
Media — 0.4%
Houghton Mifflin Harcourt Co. (b)	366,015	688,108
		2,653,389
Consumer, Cyclical — 10.9%
Automotive & Parts — 2.5%
Dorman Products, Inc. (b)	35,497	1,961,919
Visteon Corp. (a) (b)	45,827	2,198,780
		4,160,699
Entertainment — 0.2%
Cedar Fair LP (c)	22,151	406,249
Retail — 8.2%
AutoNation, Inc. (b)	78,862	2,212,868
BJ’s Wholesale Club Holdings, Inc. (a) (b)	116,572	2,969,089
Jack in the Box, Inc.	38,656	1,354,893
Suburban Propane Partners LP (c)	183,730	2,597,942
Texas Roadhouse, Inc.	59,157	2,443,184
The Wendy’s Co.	146,698	2,182,866
		13,760,842
		18,327,790
Consumer, Non-cyclical — 26.6%
Biotechnology — 2.1%
Emergent BioSolutions, Inc. (b)	46,071	2,665,668
Twist Bioscience Corp. (a) (b)	26,490	810,064
		3,475,732
Commercial Services — 5.4%
ASGN, Inc. (b)	62,586	2,210,538
Korn Ferry	101,345	2,464,710
Monro, Inc. (a)	49,602	2,173,064
Paylocity Holding Corp. (b)	25,051	2,212,504
		9,060,816
Foods — 2.0%
BellRing Brands, Inc. Class A (b)	89,272	1,522,088

	Number of Shares	Value
The Simply Good Foods Co. (b)	92,338	$1,778,430
		3,300,518
Health Care – Products — 9.1%
Adaptive Biotechnologies Corp. (a) (b)	28,285	785,757
AtriCure, Inc. (b)	46,948	1,576,983
Inspire Medical Systems, Inc. (b)	36,004	2,170,321
Intersect ENT, Inc. (b)	55,479	657,426
Quidel Corp. (b)	37,444	3,662,398
Repligen Corp. (b)	33,035	3,189,199
Tandem Diabetes Care, Inc. (a) (b)	48,517	3,122,069
		15,164,153
Health Care – Services — 5.0%
Addus HomeCare Corp. (b)	31,990	2,162,524
LHC Group, Inc. (b)	35,397	4,962,659
Teladoc Health, Inc. (b)	8,200	1,271,082
		8,396,265
Household Products & Wares — 1.3%
Acco Brands Corp.	427,637	2,159,567
Pharmaceuticals — 1.7%
Axsome Therapeutics, Inc. (b)	10,679	628,246
Collegium Pharmaceutical, Inc. (a) (b)	58,322	952,398
G1 Therapeutics, Inc. (a) (b)	26,448	291,457
uniQure NV (a) (b)	20,980	995,501
		2,867,602
		44,424,653
Energy — 1.6%
Energy – Alternate Sources — 1.4%
Renewable Energy Group, Inc. (a) (b)	111,076	2,280,390
Pipelines — 0.2%
Noble Midstream Partners LP (c)	111,399	389,897
		2,670,287
Financial — 20.5%
Banks — 4.5%
The Bank of NT Butterfield & Son Ltd.	83,465	1,421,409
BankUnited, Inc.	36,156	676,117
Cathay General Bancorp	51,697	1,186,446
CrossFirst Bankshares, Inc. (a) (b)	18,031	151,460
Heritage Financial Corp.	92,014	1,840,280
IBERIABANK Corp.	41,940	1,516,551
Signature Bank	9,766	785,089
		7,577,352
Diversified Financial Services — 2.4%
Federated Hermes, Inc.	42,865	816,578
Focus Financial Partners, Inc. Class A (a) (b)	56,065	1,290,056

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stifel Financial Corp.	46,453	$1,917,580
		4,024,214
Insurance — 2.0%
ProAssurance Corp.	95,491	2,387,275
ProSight Global, Inc. (b)	90,132	878,787
		3,266,062
Real Estate Investment Trusts (REITS) — 6.5%
Brandywine Realty Trust	219,907	2,313,422
DiamondRock Hospitality Co.	378,954	1,925,086
EPR Properties	42,923	1,039,595
Four Corners Property Trust, Inc.	139,767	2,615,041
National Storage Affiliates Trust	65,056	1,925,658
SL Green Realty Corp.	24,554	1,058,277
		10,877,079
Savings & Loans — 5.1%
Berkshire Hills Bancorp, Inc.	77,218	1,147,459
OceanFirst Financial Corp.	90,084	1,433,236
Pacific Premier Bancorp, Inc.	86,487	1,629,415
Sterling Bancorp	118,302	1,236,256
WSFS Financial Corp.	122,804	3,060,276
		8,506,642
		34,251,349
Industrial — 15.0%
Building Materials — 2.7%
Masonite International Corp. (b)	40,155	1,905,355
Summit Materials, Inc. Class A (b)	176,333	2,644,995
		4,550,350
Electrical Components & Equipment — 3.0%
Energizer Holdings, Inc. (a)	53,850	1,628,962
EnerSys	26,950	1,334,564
Generac Holdings, Inc. (b)	22,300	2,077,691
		5,041,217
Electronics — 0.8%
Atkore International Group, Inc. (b)	65,060	1,370,814
Engineering & Construction — 3.1%
Comfort Systems USA, Inc.	22,683	829,064
KBR, Inc.	136,706	2,827,080
TopBuild Corp. (b)	21,330	1,528,081
		5,184,225
Environmental Controls — 1.2%
Evoqua Water Technologies Corp. (b)	105,540	1,183,104
US Ecology, Inc.	27,528	836,851
		2,019,955
Machinery – Diversified — 0.4%
Chart Industries, Inc. (b)	20,582	596,466

	Number of Shares	Value
Metal Fabricate & Hardware — 1.9%
Mayville Engineering Co., Inc. (b)	74,015	$453,712
Rexnord Corp.	120,391	2,729,264
		3,182,976
Miscellaneous - Manufacturing — 0.8%
EnPro Industries, Inc.	33,197	1,313,937
Transportation — 0.6%
CryoPort, Inc. (a) (b)	57,523	981,918
Trucking & Leasing — 0.5%
The Greenbrier Cos., Inc.	50,917	903,268
		25,145,126
Technology — 15.0%
Computers — 3.4%
CACI International, Inc. Class A (b)	17,184	3,628,402
Perspecta, Inc.	116,705	2,128,699
		5,757,101
Semiconductors — 5.0%
Brooks Automation, Inc.	83,460	2,545,530
MKS Instruments, Inc.	41,223	3,357,613
Semtech Corp. (b)	64,882	2,433,075
		8,336,218
Software — 6.6%
Bottomline Technologies de, Inc. (b)	58,938	2,160,078
Envestnet, Inc. (b)	21,272	1,144,008
j2 Global, Inc. (a)	46,810	3,503,729
Zynga, Inc. Class A (b)	614,472	4,209,133
		11,016,948
		25,110,267
Utilities — 4.0%
Electric — 1.4%
Avista Corp.	54,611	2,320,421
Gas — 2.6%
National Fuel Gas Co. (a)	37,925	1,414,223
South Jersey Industries, Inc. (a)	117,419	2,935,475
		4,349,698
		6,670,119

TOTAL COMMON STOCK (Cost $211,788,239)		163,546,619

TOTAL EQUITIES (Cost $211,788,239)		163,546,619

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.9%
Diversified Financial Services — 1.9%
State Street Navigator Securities Lending Prime Portfolio (d)	3,238,130	$3,238,130

TOTAL MUTUAL FUNDS (Cost $3,238,130)		3,238,130

TOTAL LONG-TERM INVESTMENTS (Cost $215,026,369)		166,784,749
	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%,due 4/01/20 (e)	$4,464,964	4,464,964

TOTAL SHORT-TERM INVESTMENTS (Cost $4,464,964)		4,464,964

TOTAL INVESTMENTS — 102.4% (Cost $219,491,333) (f)		171,249,713

Other Assets/(Liabilities) — (2.4)%		(4,019,538)

NET ASSETS — 100.0%		$167,230,175

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $26,032,394 or 15.57% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $23,700,833 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $4,464,964. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $4,557,834.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%
COMMON STOCK — 98.8%
Cayman Islands — 3.6%
Farfetch Ltd. Class A (a) (b)	88,990	$703,021
JD.com, Inc. ADR (b)	175,354	7,101,837
StoneCo Ltd. Class A (a) (b)	46,074	1,003,031
		8,807,889
France — 8.1%
Dassault Systemes SE	3,344	495,904
Kering SA	13,052	6,810,464
LVMH Moet Hennessy Louis Vuitton SE	29,602	10,988,123
Societe Generale SA	77,805	1,308,864
		19,603,355
Germany — 4.6%
Allianz SE Registered	7,363	1,269,245
Bayer AG Registered	32,358	1,899,421
SAP SE	68,442	7,860,776
		11,029,442
India — 3.4%
DLF Ltd.	2,531,173	4,529,211
ICICI Bank Ltd. Sponsored ADR	418,572	3,557,862
		8,087,073
Italy — 0.3%
Brunello Cucinelli SpA	22,473	683,574
Japan — 14.2%
Capcom Co. Ltd.	81,300	2,546,014
FANUC Corp.	17,000	2,305,339
Keyence Corp.	18,700	6,034,779
MinebeaMitsumi, Inc.	53,500	797,734
Murata Manufacturing Co. Ltd.	123,230	6,237,276
Nidec Corp.	108,800	5,643,593
Omron Corp.	63,900	3,324,299
Takeda Pharmaceutical Co. Ltd.	74,608	2,283,198
TDK Corp.	66,500	5,145,858
		34,318,090
Netherlands — 3.2%
Airbus SE	89,053	5,778,045
ASML Holding NV	1,823	484,481
uniQure NV (a) (b)	29,368	1,393,512
		7,656,038

	Number of Shares	Value
Spain — 1.6%
Industria de Diseno Textil SA	149,371	$3,877,933
Sweden — 3.0%
Assa Abloy AB Class B	182,188	3,444,260
Atlas Copco AB Class A	113,809	3,824,875
		7,269,135
Switzerland — 0.5%
Credit Suisse Group AG Registered	140,566	1,160,708
United Kingdom — 2.5%
International Game Technology PLC (a)	96,849	576,252
Prudential PLC	243,216	3,104,660
Unilever PLC	48,752	2,461,174
		6,142,086
United States — 53.8%
Adobe, Inc. (b)	34,881	11,100,530
Agilent Technologies, Inc.	52,841	3,784,473
Alphabet, Inc. Class A (b)	17,503	20,337,611
Amazon.com, Inc. (b)	1,517	2,957,725
Anthem, Inc.	17,012	3,862,405
Avantor, Inc. (b)	167,181	2,088,091
Blueprint Medicines Corp. (b)	19,081	1,115,857
Centene Corp. (b)	48,271	2,867,780
Citigroup, Inc.	95,955	4,041,625
Colgate-Palmolive Co.	53,387	3,542,761
Electronic Arts, Inc. (b)	22,467	2,250,519
Equifax, Inc.	29,822	3,562,238
Facebook, Inc. Class A (b)	58,358	9,734,114
Fidelity National Information Services, Inc.	23,516	2,860,486
GlycoMimetics, Inc. (a) (b)	35,564	81,086
Illumina, Inc. (b)	3,422	934,617
Incyte Corp. (b)	23,552	1,724,713
Intel Corp.	22,727	1,229,985
Intuit, Inc.	39,414	9,065,220
Ionis Pharmaceuticals, Inc. (b)	35,302	1,669,079
IQVIA Holdings, Inc. (b)	6,298	679,302
MacroGenics, Inc. (b)	69,816	406,329
Maxim Integrated Products, Inc.	120,114	5,838,742
Microsoft Corp.	16,278	2,567,203
PayPal Holdings, Inc. (b)	56,726	5,430,947
Phathom Pharmaceuticals, Inc. (b)	31,962	825,259
S&P Global, Inc.	43,248	10,597,922

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sage Therapeutics, Inc. (a) (b)	16,088	$462,047
Sarepta Therapeutics, Inc. (a) (b)	14,898	1,457,322
United Parcel Service, Inc. Class B	35,950	3,358,449
Veracyte, Inc. (a) (b)	38,017	924,193
Visa, Inc. Class A	13,288	2,140,963
The Walt Disney Co.	41,194	3,979,340
Zimmer Biomet Holdings, Inc.	24,273	2,453,515
		129,932,448

TOTAL COMMON STOCK (Cost $175,360,896)		238,567,771

PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd.
6.000%	573,050	22,346

TOTAL PREFERRED STOCK (Cost $22,480)		22,346

TOTAL EQUITIES (Cost $175,383,376)		238,590,117

TOTAL LONG-TERM INVESTMENTS (Cost $175,383,376)		238,590,117

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (c)	$3,363,436	3,363,436

TOTAL SHORT-TERM INVESTMENTS (Cost $3,363,436)		3,363,436

TOTAL INVESTMENTS — 100.2% (Cost $178,746,812) (d)		241,953,553

Other Assets/(Liabilities) — (0.2)%		(363,381)

NET ASSETS — 100.0%		$241,590,172

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $6,252,714 or 2.59% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $6,421,005 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)

Maturity value of $3,363,436. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $3,431,353.

(d)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	22.2%
Industrial	20.6%
Technology	19.2%
Communications	18.6%
Consumer, Cyclical	9.5%
Financial	8.7%
Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%
COMMON STOCK — 97.9%
Australia — 2.4%
CSL Ltd.	22,966	$4,166,101
Belgium — 0.8%
Galapagos NV (a)	7,197	1,428,046
Canada — 5.4%
Alimentation Couche-Tard, Inc. Class B	148,193	3,490,797
CAE, Inc.	19,656	248,476
CCL Industries, Inc. Class B	51,054	1,552,335
Dollarama, Inc.	74,388	2,063,602
Saputo, Inc.	70,561	1,696,713
Shopify, Inc. Class A (a)	548	229,597
		9,281,520
Cayman Islands — 3.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	17,479	3,399,316
Tencent Holdings Ltd.	9,300	453,483
WH Group Ltd. (b)	2,028,000	1,883,279
		5,736,078
Denmark — 3.3%
Ascendis Pharma A/S ADR (a) (c)	6,584	741,424
Novo Nordisk A/S Class B	81,967	4,944,368
		5,685,792
France — 15.6%
Dassault Systemes SE	16,747	2,483,526
Edenred	55,070	2,304,858
EssilorLuxottica SA	4,254	458,964
Hermes International	7,870	5,435,503
Kering SA	822	428,915
L’Oreal SA	1,289	338,344
Legrand SA	26,264	1,687,715
LVMH Moet Hennessy Louis Vuitton SE	8,864	3,290,275
Pernod Ricard SA	12,018	1,709,426
Sartorius Stedim Biotech	1,334	267,892
SEB SA	28,034	3,498,322
Ubisoft Entertainment SA (a)	39,599	2,920,272
Worldline SA (a) (b)	31,867	1,873,209
		26,697,221
Germany — 7.5%
Fresenius Medical Care AG & Co. KGaA	39,375	2,626,452
Infineon Technologies AG	139,464	2,088,980
SAP SE	49,147	5,644,686

	Number of Shares	Value
Siemens Healthineers AG (b)	62,104	$2,464,184
		12,824,302
India — 0.7%
ICICI Bank Ltd. Sponsored ADR	143,096	1,216,316
Ireland — 2.6%
Flutter Entertainment PLC	14,876	1,341,664
James Hardie Industries PLC	96,870	1,129,839
Medtronic PLC	22,083	1,991,445
		4,462,948
Italy — 0.6%
Davide Campari-Milano SpA	149,456	1,075,039
Japan — 10.2%
Daikin Industries Ltd.	11,500	1,402,380
Hitachi Ltd.	144,500	4,206,371
Hoya Corp.	47,200	4,014,781
Keyence Corp.	14,000	4,518,016
Nidec Corp.	32,200	1,670,254
Nitori Holdings Co. Ltd.	11,900	1,608,527
		17,420,329
Netherlands — 9.0%
Aalberts NV	58,380	1,386,151
Adyen NV (a) (b)	688	582,273
Airbus SE	26,935	1,747,629
ASML Holding NV	19,577	5,202,792
Boskalis Westminster	26,927	486,232
Heineken NV (c)	23,055	1,929,658
STMicroelectronics NV	191,228	4,161,825
		15,496,560
New Zealand — 1.3%
Xero Ltd. (a)	50,568	2,168,509
Panama — 0.2%
Carnival Corp.	21,084	277,676
Spain — 4.6%
Amadeus IT Group SA	36,168	1,715,282
Grifols SA	157,280	5,356,972
Prosegur Cash SA (b)	750,635	721,609
Prosegur Cia de Seguridad SA	25,413	63,967
		7,857,830
Sweden — 4.7%
Atlas Copco AB Class A	103,587	3,481,336
Epiroc AB Class A	178,844	1,772,954
Swedish Match AB (c)	49,804	2,848,887
		8,103,177

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 11.3%
Barry Callebaut AG Registered	1,814	$3,647,440
Lonza Group AG Registered	6,770	2,816,666
Novartis AG Registered	3,099	256,117
Roche Holding AG	14,992	4,874,109
Sika AG Registered	17,009	2,814,249
Temenos Group AG Registered	16,676	2,186,633
VAT Group AG (a) (b)	20,390	2,824,882
		19,420,096
Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	393,000	3,507,923
Thailand — 0.6%
CP ALL PCL	533,600	987,772
United Kingdom — 8.4%
Atlassian Corp. PLC Class A (a)	7,615	1,045,235
Blue Prism Group PLC (a) (c)	30,978	431,001
boohoo Group PLC (a)	377,267	890,546
Britvic PLC	162,947	1,415,896
Compass Group PLC	48,701	760,934
Ferguson PLC	18,828	1,177,330
GVC Holdings PLC	100,948	700,745
Intertek Group PLC	2,740	160,150
Legal & General Group PLC	899,345	2,151,550
LivaNova PLC (a)	17,789	804,952
London Stock Exchange Group PLC	4,579	412,575
Melrose Industries PLC	1,026,568	1,159,302
Next PLC	25,456	1,282,240
Ocado Group PLC (a)	35,888	541,913
Prudential PLC	68,149	869,924
Trainline PLC (a) (b)	154,519	646,304
		14,450,597
United States — 3.3%
EPAM Systems, Inc. (a)	16,224	3,012,148
ResMed, Inc.	17,917	2,638,995
		5,651,143

TOTAL COMMON STOCK (Cost $161,596,788)		167,914,975
PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd.
6.000%	653,347	25,477

TOTAL PREFERRED STOCK (Cost $19,495)		25,477

	Number of Shares	Value
TOTAL EQUITIES (Cost $161,616,283)		$167,940,452

MUTUAL FUNDS — 1.7%
United States — 1.7%
State Street Navigator Securities Lending Prime Portfolio (d)	2,933,315	2,933,315

TOTAL MUTUAL FUNDS (Cost $2,933,315)		2,933,315

TOTAL LONG-TERM INVESTMENTS (Cost $164,549,598)		170,873,767
	Principal Amount
SHORT-TERM INVESTMENTS — 4.0%
Repurchase Agreement — 4.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (e)	$6,821,305	6,821,305

TOTAL SHORT-TERM INVESTMENTS (Cost $6,821,305)		6,821,305

TOTAL INVESTMENTS — 103.6% (Cost $171,370,903) (f)		177,695,072

Other Assets/(Liabilities) — (3.6)%		(6,207,943)

NET ASSETS — 100.0%		$171,487,129

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $10,995,740 or 6.41% of net assets.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $5,766,233 or 3.36% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,028,167 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund — Portfolio of Investments (Continued)

Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $6,821,305. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $6,961,339.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	34.0%
Technology	21.4%
Industrial	20.4%
Consumer, Cyclical	15.9%
Financial	3.4%
Communications	2.8%
Mutual Funds	1.7%
Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.3%
COMMON STOCK — 91.3%
Bermuda — 2.6%
Credicorp Ltd.	14,708	$2,104,274
Jardine Strategic Holdings Ltd.	53,171	1,176,936
		3,281,210
Brazil — 4.4%
Ambev SA	307,639	705,733
Ambev SA ADR	69,874	160,710
Atacadao SA	279,000	1,107,710
B3 SA - Brasil Bolsa Balcao	136,026	939,807
Itau Unibanco Holding SA Sponsored ADR	259,251	1,164,037
Vale SA Sponsored ADR	184,108	1,526,255
		5,604,252
Cayman Islands — 24.0%
Alibaba Group Holding Ltd. Sponsored ADR (a)	33,959	6,604,346
Baozun, Inc. ADR (a) (b)	21,913	612,249
Budweiser Brewing Co. APAC Ltd. (a) (c)	832,600	2,139,298
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	110,000	371,572
Huazhu Group Ltd. ADR (b)	121,778	3,498,682
Hutchison China MediTech Ltd. ADR (a)	11,712	209,059
Innovent Biologics, Inc. (a) (c)	167,500	704,191
Meituan Dianping Class B (a)	134,600	1,615,271
OneConnect Financial Technology Co. Ltd. (a)	56,425	572,714
Pagseguro Digital Ltd. Class A (a) (b)	60,104	1,161,810
StoneCo Ltd. Class A (a) (b)	18,366	399,828
Tencent Holdings Ltd.	177,090	8,635,187
Wuxi Biologics Cayman, Inc. (a) (c)	50,000	644,578
ZTO Express Cayman, Inc. ADR (a)	129,302	3,423,917
		30,592,702
Chile — 0.6%
SACI Falabella	368,890	812,860
China — 5.0%
China International Capital Corp. Ltd. Class H (c)	346,000	557,006
Jiangsu Hengrui Medicine Co. Ltd. Class A	294,563	3,833,385
Ping An Insurance Group Co. of China Ltd. Class A	191,572	1,874,981
Shanghai Junshi Bioscience Class H (a) (c)	30,200	112,384
		6,377,756

	Number of Shares	Value
Colombia — 0.4%
Grupo Aval Acciones y Valores SA	102,859	$450,522
Egypt — 0.5%
Commercial International Bank Egypt SAE	177,207	658,616
France — 6.2%
Kering SA	15,099	7,878,577
LVMH Moet Hennessy Louis Vuitton SE	124	46,028
		7,924,605
Hong Kong — 4.5%
AIA Group Ltd.	641,600	5,772,027
India — 9.1%
Housing Development Finance Corp. Ltd.	220,648	4,689,128
Kotak Mahindra Bank Ltd.	211,862	3,560,253
Oberoi Realty Ltd.	62,190	275,779
Tata Consultancy Services Ltd.	105,045	2,507,501
Zee Entertainment Enterprises Ltd.	353,109	575,869
		11,608,530
Indonesia — 0.9%
Bank Central Asia Tbk PT	428,500	724,566
Indocement Tunggal Prakarsa Tbk PT	380,435	290,647
Semen Indonesia Persero Tbk PT	392,000	182,812
		1,198,025
Italy — 2.0%
Brunello Cucinelli SpA	178	5,414
Moncler SpA	31,899	1,164,477
PRADA SpA	466,700	1,362,376
		2,532,267
Mexico — 6.1%
Alsea SAB de CV (a)	273,628	173,595
America Movil SAB de CV Sponsored ADR	71,175	838,441
Fomento Economico Mexicano SAB de CV	482,194	2,931,683
Fomento Economico Mexicano SAB de CV Sponsored ADR	12,238	740,521
Grupo Aeroportuario del Sureste SAB de CV Class B	47,588	448,568
Grupo Financiero Banorte SAB de CV Class O	185,444	508,119
Grupo Financiero Inbursa SAB de CV Class O	640,327	458,871
Grupo Mexico SAB de CV Series B	914,867	1,696,491
		7,796,289
Netherlands — 1.5%
Yandex NV Class A (a)	55,526	1,890,660

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Philippines — 2.3%
Ayala Land, Inc.	1,630,300	$973,692
SM Investments Corp.	105,730	1,707,956
SM Prime Holdings, Inc.	476,057	266,906
		2,948,554
Republic of Korea — 2.1%
Amorepacific Corp.	4,495	619,641
AMOREPACIFIC Group	5,709	257,383
Samsung Biologics Co. Ltd. (a) (c)	4,645	1,820,299
		2,697,323
Russia — 6.7%
LUKOIL PJSC Sponsored ADR	1,664	98,442
LUKOIL PJSC Sponsored ADR	8,026	478,342
MMC Norilsk Nickel PJSC	1,187	294,025
MMC Norilsk Nickel PJSC ADR (b)	2,617	63,489
MMC Norilsk Nickel PJSC ADR (Russia)	14,148	350,351
Novatek PJSC Sponsored GDR Registered (b)	35,732	4,097,660
Novatek PJSC Sponsored GDR Registered	3,641	419,807
Polyus PJSC GDR (c) (d)	5,075	346,115
Sberbank of Russia PJSC	1,027,096	2,435,672
		8,583,903
South Africa — 1.5%
FirstRand Ltd. (b)	846,908	1,902,734
Taiwan — 5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	845,000	7,542,481
Turkey — 1.5%
Akbank T.A.S. (a)	867,481	721,348
Anadolu Efes Biracilik Ve Malt Sanayii AS	150,998	392,756
BIM Birlesik Magazalar AS	51,589	388,149
Turkiye Garanti Bankasi AS (a)	382,413	460,226
		1,962,479
United Kingdom — 0.1%
Glencore PLC	81,511	124,407
United States — 3.4%
MercadoLibre, Inc. (a)	228	111,396
Yum China Holdings, Inc.	98,627	4,204,469
		4,315,865

TOTAL COMMON STOCK (Cost $136,264,799)		116,578,067

	Number of Shares	Value
PREFERRED STOCK — 3.0%
Brazil — 1.1%
Lojas Americanas SA 0.640%	396,301	$1,372,841
India — 0.0%
Zee Entertainment Enterprises Ltd.
6.000%	742,906	28,969
Singapore — 1.9%
Grab Holdings, Inc., (acquired 6/18/19, Cost $2,438,401) (a) (d) (e) (f)	395,658	2,438,401

TOTAL PREFERRED STOCK (Cost $4,601,873)		3,840,211

TOTAL EQUITIES (Cost $140,866,672)		120,418,278

MUTUAL FUNDS — 0.5%
United States — 0.5%
State Street Navigator Securities Lending Prime Portfolio (g)	618,251	618,251

TOTAL MUTUAL FUNDS (Cost $618,251)		618,251

TOTAL LONG-TERM INVESTMENTS (Cost $141,484,923)		121,036,529

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.7%
Repurchase Agreement — 3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (h)	$4,687,332	$4,687,332

TOTAL SHORT-TERM INVESTMENTS (Cost $4,687,332)		4,687,332

TOTAL INVESTMENTS — 98.5% (Cost $146,172,255) (i)		125,723,861

Other Assets/(Liabilities) — 1.5%		1,867,769

NET ASSETS — 100.0%		$127,591,630

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $3,779,165 or 2.96% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,173,958 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $6,695,443 or 5.25% of net assets.

(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $2,784,516 or 2.18% of net assets.

(e)	Investment was valued using significant unobservable inputs.
(f)

Restricted security. Certain securities are restricted as to resale. At March 31, 2020, these securities amounted to a value of $2,438,401 or 1.91% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $4,687,332. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $4,786,245.

(i)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	24.8%
Consumer, Cyclical	18.3%
Communications	16.4%
Consumer, Non-cyclical	13.8%
Technology	8.3%
Industrial	5.3%
Energy	4.0%
Basic Materials	3.4%
Mutual Funds	0.5%
Total Long-Term Investments	94.8%
Short-Term Investments and Other Assets and Liabilities	5.2%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2020 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$—	$434,176,684
Repurchase agreements, at value (Note 2) (b)	35,000,000	—
Other short-term investments, at value (Note 2) (c)	269,653,974	13,941,579
Total investments (d)	304,653,974	448,118,263
Cash	2,310,791	825,805
Foreign currency, at value (e)	—	—
Receivables from:
Investments sold	—	1,166,489
Open forward contracts (Note 2)	—	—
Investments sold on a when-issued basis (Note 2)	—	—
Investment adviser (Note 3)	—	—
Fund shares sold	21,788	366,416
Collateral pledged for open futures contracts (Note 2)	—	340,000
Collateral pledged for open swap agreements (Note 2)	—	40,000
Variation margin on open derivative instruments (Note 2)	—	94,316
Interest and dividends	377,384	2,341,515
Interest tax reclaim receivable	—	2,384
Open swap agreements, at value (Note 2)	—	—
Prepaid expenses	17,261	66,914
Total assets	307,381,198	453,362,102
Liabilities:
Payables for:
Investments purchased	—	—
Collateral held for open swap agreements (Note 2)	—	—
Collateral held for open purchased options (Note 2)	—	1,569,000
Collateral held for when-issued securities (Note 2)	—	—
Open forward contracts (Note 2)	—	—
Interest and dividends	—	—
Investments purchased on a when-issued basis (Note 2)	—	—
Fund shares repurchased	19,452,182	6,561,217
Collateral held for securities on loan (Note 2) (f)	—	—
Open swap agreements, at value (Note 2)	—	—
Trustees’ fees and expenses (Note 3)	50,665	55,238
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Investment advisory fees	92,928	147,157
Administration fees	39,229	47,064
Service fees	—	46,766
Shareholder service fees	—	12,858
Distribution fees	—	4,268
Commitment and Contingent Liabilities (Note 9)	—	—
Accrued expense and other liabilities	48,578	50,328
Total liabilities	19,683,582	8,493,896
Net assets	$287,697,616	$444,868,206
Net assets consist of:
Paid-in capital	$287,750,579	$496,306,874
Accumulated Gain (Loss)	(52,963)	(51,438,668)
Net assets	$287,697,616	$444,868,206

(a)	Cost of investments:	$—	$458,838,772
(b)	Cost of repurchase agreements:	$35,000,000	$—
(c)	Cost of other short-term investments:	$269,653,974	$13,969,098
(d)	Securities on loan with market value of:	$—	$—
(e)	Cost of foreign currency:	$—	$—
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$238,914,388	$1,306,190,323	$221,715,050	$473,315,736	$110,347,384
5,023,196	—	—	—	2,653,538
73,038,422	192,668,678	27,850,582	—	5,446,349
316,976,006	1,498,859,001	249,565,632	473,315,736	118,447,271
4,322,132	17,044,953	5,125,260	2,828,748	1,471,213
286	—	2,396	—	—

69,209	12,278,105	1,436,121	4,345,796	44,191
—	—	260,684	—	—
—	—	2,327,313	—	—
—	—	—	—	3
654,788	2,120,165	52,981	2,385,468	47,338
—	—	1,095,457	—	361,350
80,000	—	—	—	—
22,392	30,859	2,394	—	1,064
338,958	7,349,105	1,590,382	7,954,937	309,229
—	—	1,117	—	—
3,397,110	—	—	—	—
62,897	58,873	59,767	65,487	65,624
325,923,778	1,537,741,061	261,519,504	490,896,172	120,747,283

—	5,015,374	1,141,454	4,012,799	236,283
1,880,000	—	—	—	—
700,000	2,199,000	610,000	—	270,000
—	—	118,269	—	—
—	—	297,780	—	—
1,147,704	—	—	—	—
—	212,752,364	31,042,506	—	7,617,127
2,364,036	7,267,047	149,691	2,004,868	194,901
—	1,584,220	915,752	15,820,543	1,352,148
1,493,477	—	—	—	—
29,637	148,991	19,468	32,892	15,971
12,058	1,366,232	240,669	—	54,882

111,140	452,566	76,095	209,928	48,608
25,214	82,244	35,218	38,737	24,084
16,891	58,125	20,739	69,453	22,537
6,484	22,953	6,087	8,105	3,967
2,130	859	1,959	24,052	4,549
—	—	—	—	—
36,234	77,680	42,747	58,723	41,954
7,825,005	231,027,655	34,718,434	22,280,100	9,887,011
$318,098,773	$1,306,713,406	$226,801,070	$468,616,072	$110,860,272

$321,978,137	$1,336,300,309	$234,702,381	$561,220,611	$116,311,417
(3,879,364)	(29,586,903)	(7,901,311)	(92,604,539)	(5,451,145)
$318,098,773	$1,306,713,406	$226,801,070	$468,616,072	$110,860,272

$244,917,860	$1,359,332,802	$236,482,673	$549,230,636	$117,835,089
$5,023,196	$—	$—	$—	$2,653,538
$73,306,995	$193,227,021	$27,942,702	$—	$5,484,397
$—	$1,550,571	$897,203	$18,147,076	$3,987,885
$315	$—	$2,371	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2020 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Class I shares:
Net assets	$—	$184,983,508
Shares outstanding (a)	—	19,744,606
Net asset value, offering price and redemption price per share	$—	$9.37
Class R5 shares:
Net assets	$287,697,616	$132,396,854
Shares outstanding (a)	287,912,692	14,082,525
Net asset value, offering price and redemption price per share	$1.00	$9.40
Service Class shares:
Net assets	$—	$32,248,519
Shares outstanding (a)	—	3,453,641
Net asset value, offering price and redemption price per share	$—	$9.34
Administrative Class shares:
Net assets	$—	$28,629,427
Shares outstanding (a)	—	3,078,497
Net asset value, offering price and redemption price per share	$—	$9.30
Class A shares:
Net assets	$—	$49,176,985
Shares outstanding (a)	—	5,324,458
Net asset value, offering price and redemption price per share	$—	$9.24
Offering price per share (100/[100-maximum sales charge] of net asset value)	$—	$9.48
Class R4 shares:
Net assets	$—	$10,923,637
Shares outstanding (a)	—	1,167,454
Net asset value, offering price and redemption price per share	$—	$9.36
Class R3 shares:
Net assets	$—	$6,509,276
Shares outstanding (a)	—	699,864
Net asset value, offering price and redemption price per share	$—	$9.30

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$154,983,616	$765,637,189	$60,486,013	$277,763,063	$32,558,751
15,007,847	71,938,042	5,820,254	36,082,437	3,179,581
$10.33	$10.64	$10.39	$7.70	$10.24

$78,030,283	$299,673,465	$105,367,684	$38,407,943	$36,387,574
7,550,269	28,057,229	11,021,724	4,957,791	3,552,881
$10.33	$10.68	$9.56	$7.75	$10.24

$46,218,753	$89,779,143	$12,084,585	$33,049,952	$5,721,253
4,486,052	8,454,456	1,245,685	4,266,341	527,369
$10.30	$10.62	$9.70	$7.75	$10.85

$14,871,963	$65,427,671	$17,647,745	$22,120,196	$4,500,711
1,427,757	6,209,671	1,822,353	2,903,325	437,361
$10.42	$10.54	$9.68	$7.62	$10.29

$17,622,237	$75,379,254	$22,689,601	$24,768,729	$23,000,602
1,734,648	7,211,832	2,345,502	3,260,649	2,307,732
$10.16	$10.45	$9.67	$7.60	$9.97
$10.61	$10.91	$10.10	$8.04	$10.55

$3,360,641	$9,361,253	$5,472,594	$38,627,826	$2,529,315
332,925	901,522	572,302	5,153,215	256,290
$10.09	$10.38	$9.56	$7.50	$9.87

$3,011,280	$1,455,431	$3,052,848	$33,878,363	$6,162,066
297,888	136,458	319,838	4,401,333	627,341
$10.11	$10.67	$9.54	$7.70	$9.82

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2020 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Assets:
Investments, at value (Note 2) (a)	$71,544,270	$93,740,552
Repurchase agreements, at value (Note 2) (b)	—	3,448,180
Other short-term investments, at value (Note 2) (b) (c)	727,205	—
Total investments (d)	72,271,475	97,188,732
Cash	13	—
Foreign currency, at value (e)	—	—
Receivables from:
Investments sold	—	451,350
Investment adviser (Note 3)	—	—
Fund shares sold	74,395	346,622
Interest and dividends	139,479	80,597
Foreign taxes withheld	—	1,663
Prepaid expenses	65,332	67,750
Total assets	72,550,694	98,136,714
Liabilities:
Payables for:
Investments purchased	—	603,190
Fund shares repurchased	5,318	138,001
Collateral held for securities on loan (Note 2) (f)	31,120	—
Trustees’ fees and expenses (Note 3)	25,030	15,659
Affiliates (Note 3):
Investment advisory fees	30,624	48,542
Administration fees	12,164	12,917
Service fees	8,303	12,385
Shareholder service fees	1,617	3,879
Distribution fees	2,449	722
Due to custodian	—	—
Commitment and Contingent Liabilities (Note 9)	—	—
Accrued expense and other liabilities	20,715	36,655
Total liabilities	137,340	871,950
Net assets	$72,413,354	$97,264,764
Net assets consist of:
Paid-in capital	$90,393,883	$99,032,458
Accumulated Gain (Loss)	(17,980,529)	(1,767,694)
Net assets	$72,413,354	$97,264,764

(a)	Cost of investments:	$92,183,899	$97,068,132
(b)	Cost of repurchase agreements:	$—	$3,448,180
(c)	Cost of other short-term investments:	$727,205	$—
(d)	Securities on loan with market value of:	$587,228	$686,183
(e)	Cost of foreign currency:	$—	$—
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$198,395,105	$166,784,749	$238,590,117	$170,873,767	$121,036,529
—	4,464,964	3,363,436	6,821,305	4,687,332
2,140,214	—	—	—	—
200,535,319	171,249,713	241,953,553	177,695,072	125,723,861
—	—	—	—	1
—	—	16,505	77,317	204,478

—	80,546	914,605	1,296,389	182,574
—	—	—	—	16,264
553,637	284,274	525,413	975,360	2,562,163
135,137	201,652	324,125	230,471	219,888
—	—	321,378	837,623	339
61,317	58,841	67,706	67,916	58,530
201,285,410	171,875,026	244,123,285	181,180,148	128,968,098

—	—	1,019,382	722,739	373,516
1,555,887	1,179,972	1,184,150	5,700,605	115,917
483,161	3,238,130	—	2,933,315	618,251
31,591	23,648	35,471	60,212	16,215

82,008	92,748	165,930	136,329	131,032
25,712	22,121	28,450	15,813	8,389
36,580	39,698	25,918	17,270	2,118
8,409	7,622	11,552	2,871	314
3,293	4,462	6,600	2,524	438
28	—	—	—	—
—	—	—	—	—
25,044	36,450	55,660	101,341	110,278
2,251,713	4,644,851	2,533,113	9,693,019	1,376,468
$199,033,697	$167,230,175	$241,590,172	$171,487,129	$127,591,630

$183,047,555	$210,344,773	$167,026,947	$144,666,971	$149,795,825
15,986,142	(43,114,598)	74,563,225	26,820,158	(22,204,195)
$199,033,697	$167,230,175	$241,590,172	$171,487,129	$127,591,630

$192,217,990	$215,026,369	$175,383,376	$164,549,598	$141,484,923
$—	$4,464,964	$3,363,436	$6,821,305	$4,687,332
$2,140,214	$—	$—	$—	$—
$1,389,435	$26,032,394	$6,252,714	$5,766,233	$3,779,165
$—	$—	$16,842	$77,751	$205,613

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2020 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Class I shares:
Net assets	$8,786,078	$24,198,488
Shares outstanding (a)	864,124	2,784,787
Net asset value, offering price and redemption price per share	$10.17	$8.69
Class R5 shares:
Net assets	$39,920,128	$38,633,222
Shares outstanding (a)	3,915,141	4,447,998
Net asset value, offering price and redemption price per share	$10.20	$8.69
Service Class shares:
Net assets	$10,069,067	$139,638
Shares outstanding (a)	995,943	15,406
Net asset value, offering price and redemption price per share	$10.11	$9.06
Administrative Class shares:
Net assets	$3,121,125	$17,876,457
Shares outstanding (a)	301,325	2,059,107
Net asset value, offering price and redemption price per share	$10.36	$8.68
Class A shares:
Net assets	$4,960,039	$10,264,470
Shares outstanding (a)	495,900	1,203,087
Net asset value, offering price and redemption price per share	$10.00	$8.53
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.58	$9.03
Class R4 shares:
Net assets	$2,295,458	$5,194,286
Shares outstanding (a)	231,378	614,735
Net asset value, offering price and redemption price per share	$9.92	$8.45
Class R3 shares:
Net assets	$3,261,459	$958,203
Shares outstanding (a)	322,949	111,980
Net asset value, offering price and redemption price per share	$10.10	$8.56

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$25,889,132	$26,331,095	$56,085,433	$75,958,668	$119,125,152
2,845,638	2,574,501	5,186,520	7,296,032	11,477,169
$9.10	$10.23	$10.81	$10.41	$10.38

$74,571,373	$66,658,999	$83,951,151	$67,403,504	$3,714,441
8,189,036	6,529,809	7,753,891	6,475,058	352,426
$9.11	$10.21	$10.83	$10.41	$10.54

$18,933,151	$12,639,882	$5,709,568	$4,853,949	$1,373,887
2,067,782	1,240,695	532,164	467,287	132,012
$9.16	$10.19	$10.73	$10.39	$10.41

$32,308,174	$14,838,346	$64,674,741	$3,739,100	$743,170
3,477,169	1,465,419	5,973,855	361,754	71,169
$9.29	$10.13	$10.83	$10.34	$10.44

$22,135,272	$34,469,682	$17,438,058	$15,172,328	$982,305
2,476,126	3,497,163	1,631,668	1,514,311	94,861
$8.94	$9.86	$10.69	$10.02	$10.36
$9.46	$10.43	$11.31	$10.60	$10.96

$20,705,900	$7,054,973	$6,080,213	$1,735,794	$1,112,004
2,343,330	720,399	578,130	174,873	107,986
$8.84	$9.79	$10.52	$9.93	$10.30

$4,490,695	$5,237,198	$7,651,008	$2,623,786	$540,671
508,493	540,352	720,036	265,432	52,638
$8.83	$9.69	$10.63	$9.88	$10.27

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Investment income (Note 2):
Dividends	$—	$187,064
Interest (a)	2,696,134	9,764,753
Securities lending net income	—	2,680
Total investment income	2,696,134	9,954,497
Expenses (Note 3):
Investment advisory fees	581,286	884,979
Custody fees	15,070	25,877
Interest expense	—	21
Audit fees	17,098	20,129
Legal fees	2,544	4,455
Proxy fees	547	547
Accounting & Administration fees	34,574	40,772
Shareholder reporting fees	8,392	20,605
Trustees’ fees	7,504	11,304
Registration and filing fees	13,181	49,976
Transfer agent fees	1,511	1,511
	681,707	1,060,176
Administration fees:
Class R5	166,082	75,934
Service Class	—	36,557
Administrative Class	—	23,597
Class A	—	42,392
Class R4	—	12,546
Class R3	—	6,989
Distribution and Service fees:
Class A	—	70,653
Class R4	—	15,683
Class R3	—	17,472
Shareholder service fees:
Service Class	—	12,186
Administrative Class	—	23,597
Class A	—	42,392
Total expenses	847,789	1,440,174
Net investment income (loss)	1,848,345	8,514,323

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$—	$583,662	$81,565	$—	$863,374
4,099,927	26,370,669	4,931,414	17,044,842	760,689
4,671	29,415	13,086	161,233	5,729
4,104,598	26,983,746	5,026,065	17,206,075	1,629,792

624,733	2,679,796	442,833	1,295,699	308,352
19,118	51,939	25,312	39,757	21,352
—	—	—	—	—
20,211	20,828	20,652	19,628	20,607
2,723	11,873	2,502	4,144	1,060
547	547	547	547	547
22,937	63,019	43,143	30,901	35,916
16,473	33,020	14,637	21,571	13,089
6,856	33,077	5,003	13,647	2,700
50,035	51,090	50,977	51,126	49,645
1,511	1,511	1,511	1,511	1,511
765,144	2,946,700	607,117	1,478,531	454,779

37,995	158,976	56,094	22,163	22,247
36,124	63,499	9,065	34,189	4,540
11,421	51,080	15,278	19,188	4,436
12,970	64,900	19,074	22,458	19,944
6,471	13,605	6,494	45,067	2,958
3,804	1,319	3,191	39,849	7,337

21,617	108,166	31,791	37,430	33,240
8,089	17,006	8,118	56,334	3,698
9,510	3,298	7,978	99,624	18,342

12,041	21,166	3,022	11,396	1,513
11,421	51,080	15,278	19,188	4,436
12,970	64,900	19,074	22,458	19,944
949,577	3,565,695	801,574	1,907,875	597,414
3,155,021	23,418,051	4,224,491	15,298,200	1,032,378

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$12,444	$734,018
Futures contracts	—	(1,176,349)
Swap agreements	—	561,823
Foreign currency transactions	—	—
Forward contracts	—	—
Net realized gain (loss)	12,444	119,492
Net change in unrealized appreciation (depreciation) on:
Investment transactions	—	(30,128,752)
Futures contracts	—	(7,881,652)
Swap agreements	—	4,283
Translation of assets and liabilities in foreign currencies	—	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	—	(38,006,121)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	12,444	(37,886,629)
Net increase (decrease) in net assets resulting from operations	$1,860,789	$(29,372,306)

(a)	Net of foreign withholding tax of:	$—	$1,671

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$5,014,012	$9,063,258	$1,886,519	$(7,755,566)	$1,376,722
150,969	687,453	239,162	—	(179,792)
1,047,809	1,573,941	276,447	—	52,448
—	—	(4,806)	—	—
—	—	(23,599)	—	—
6,212,790	11,324,652	2,373,723	(7,755,566)	1,249,378

(13,096,956)	(91,538,957)	(21,288,475)	(72,300,961)	(15,244,197)
262,713	17,113,720	2,724,892	—	781,695
1,698,910	11,336	1,831	—	446
(29)	—	(1,812)	—	—
—	—	31,636	—	—
(11,135,362)	(74,413,901)	(18,531,928)	(72,300,961)	(14,462,056)
(4,922,572)	(63,089,249)	(16,158,205)	(80,056,527)	(13,212,678)
$(1,767,551)	$(39,671,198)	$(11,933,714)	$(64,758,327)	$(12,180,300)

$—	$—	$2,795	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Investment income (Note 2):
Dividends (a)	$1,570,870	$1,106,134
Interest	863	5,028
Securities lending net income	5,541	187
Total investment income	1,577,274	1,111,349
Expenses (Note 3):
Investment advisory fees	234,906	324,981
Custody fees	11,825	12,229
Audit fees	19,901	18,539
Legal fees	960	2,618
Proxy fees	547	547
Accounting & Administration fees	15,809	14,066
Shareholder reporting fees	25,814	11,028
Trustees’ fees	2,810	2,753
Registration and filing fees	48,376	48,932
Transfer agent fees	1,510	1,511
	362,458	437,204
Administration fees:
Class R5	26,604	23,829
Service Class	12,730	350
Administrative Class	3,881	17,836
Class A	4,801	9,555
Class R4	3,517	6,374
Class R3	4,102	1,188
Distribution and Service fees:
Class A	8,002	15,926
Class R4	4,397	7,968
Class R3	10,256	2,970
Shareholder service fees:
Service Class	4,243	117
Administrative Class	3,881	17,836
Class A	4,801	9,555
Total expenses	453,673	550,708
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Class I advisory fees waived	—	—
Class R5 advisory fees waived	—	—
Service Class advisory fees waived	—	—
Administrative Class advisory fees waived	—	—
Class A advisory fees waived	—	—
Class R4 advisory fees waived	—	—
Class R3 advisory fees waived	—	—
Net expenses:	453,673	550,708
Net investment income (loss)	1,123,601	560,641

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$1,814,950	$1,756,972	$1,301,569	$1,231,204	$857,584
4,462	12,101	17,689	19,380	31,739
5,668	34,375	4,605	10,817	24,741
1,825,080	1,803,448	1,323,863	1,261,401	914,064

556,974	659,583	1,147,348	1,141,226	857,833
11,325	11,861	32,984	61,570	97,537
19,927	19,063	22,519	23,183	33,310
2,081	4,418	6,264	7,767	3,753
547	547	547	547	547
15,653	14,298	20,124	19,597	18,558
28,330	14,518	15,952	18,048	13,019
6,337	4,944	6,787	7,670	4,056
48,779	50,232	49,081	50,846	49,468
1,511	1,511	1,511	1,511	1,511
691,464	780,975	1,303,117	1,331,965	1,079,592

45,590	43,144	51,912	45,539	2,256
19,227	13,037	5,060	6,448	792
29,058	15,213	59,982	4,093	740
21,998	36,832	18,445	15,813	892
24,686	10,437	7,741	4,489	1,400
5,446	7,945	10,870	4,791	743

36,664	61,386	30,742	26,355	1,487
30,858	13,047	9,677	5,611	1,750
13,614	19,864	27,174	11,976	1,856

6,409	4,346	1,687	2,149	264
29,058	15,213	59,982	4,093	740
21,998	36,832	18,445	15,813	892
976,070	1,058,271	1,604,834	1,479,135	1,093,404

—	—	—	—	(87,518)
—	—	—	—	(2,573)
—	—	—	—	(564)
—	—	—	—	(557)
—	—	—	—	(659)
—	—	—	—	(794)
—	—	—	—	(418)
—	—	—	(13,293)	—
—	—	—	(9,116)	—
—	—	—	(860)	—
—	—	—	(546)	—
—	—	—	(2,111)	—
—	—	—	(449)	—
—	—	—	(478)	—
976,070	1,058,271	1,604,834	1,452,282	1,000,321
849,010	745,177	(280,971)	(190,881)	(86,257)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$2,521,557	$2,272,203
Futures contracts	2,399	—
Foreign currency transactions	—	(2,480)
Net realized gain (loss)	2,523,956	2,269,723
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(23,426,392)	(18,115,709)
Translation of assets and liabilities in foreign currencies	—	(7)
Net change in unrealized appreciation (depreciation)	(23,426,392)	(18,115,716)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(20,902,436)	(15,845,993)
Net increase (decrease) in net assets resulting from operations	$(19,778,835)	$(15,285,352)

(a)	Net of foreign withholding tax of:	$212	$11,241
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$15,889,829	$4,264,399	$14,169,906	$24,051,248	$1,380,875
6,286	—	—	—	—
—	—	(1,635)	(62,306)	(108,442)
15,896,115	4,264,399	14,168,271	23,988,942	1,272,433

(29,338,938)	(62,818,970)	(44,736,451)	(34,155,662)*	(30,687,747)*
—	—	10,278	19,317	(5,243)
(29,338,938)	(62,818,970)	(44,726,173)	(34,136,345)	(30,692,990)
(13,442,823)	(58,554,571)	(30,557,902)	(10,147,403)	(29,420,557)
$(12,593,813)	$(57,809,394)	$(30,838,873)	$(10,338,284)	$(29,506,814)

$—	$—	$73,080	$160,656	$92,290
$—	$—	$—	$154,560	$254,329

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Premier U.S. Government Money Market Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,848,345	$6,230,984
Net realized gain (loss)	12,444	19,866
Net change in unrealized appreciation (depreciation)	—	—
Net increase (decrease) in net assets resulting from operations	1,860,789	6,250,850
Distributions to shareholders (Note 2):
Class I	—	—
Class R5	(1,848,349)	(6,235,386)
Service Class	—	—
Administrative Class	—	—
Class A	—	—
Class R4	—	—
Class R3	—	—
Total distributions	(1,848,349)	(6,235,386)
Net fund share transactions (Note 5):
Class I	—	—
Class R5	(45,888,461)	(5,992,795)
Service Class	—	—
Administrative Class	—	—
Class A	—	—
Class R4	—	—
Class R3	—	—
Increase (decrease) in net assets from fund share transactions	(45,888,461)	(5,992,795)
Total increase (decrease) in net assets	(45,876,021)	(5,977,331)
Net assets
Beginning of period	333,573,637	339,550,968
End of period	$287,697,616	$333,573,637

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund		MassMutual Premier Inflation-Protected and Income Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$8,514,323	$14,885,046	$3,155,021	$6,804,543
119,492	(6,421,931)	6,212,790	2,393,072
(38,006,121)	10,537,281	(11,135,362)	10,347,105
(29,372,306)	19,000,396	(1,767,551)	19,544,720

(6,439,923)	(7,202,599)	(3,271,533)	(4,218,564)
(5,030,849)	(4,696,245)	(1,477,050)	(1,880,006)
(1,504,685)	(2,172,717)	(871,286)	(1,448,100)
(942,181)	(1,112,224)	(263,596)	(423,256)
(1,619,767)	(1,926,511)	(266,814)	(494,124)
(362,441)	(442,706)	(119,159)	(173,122)
(188,593)	(256,012)	(58,266)	(110,088)
(16,088,439)	(17,809,014)	(6,327,704)	(8,747,260)

(714,453)	40,461,522	4,788,871	15,862,514
(12,926,921)	22,850,387	6,690,312	10,753,653
(15,300,511)	(21,398,810)	(3,524,614)	(1,240,989)
217,908	(3,125,703)	(936,756)	859,652
(1,080,863)	2,157,648	1,899,230	(4,935,725)
(454,470)	(1,201,825)	(3,565,503)	(106,040)
91,296	(922,444)	(1,205,254)	(401,142)
(30,168,014)	38,820,775	4,146,286	20,791,923
(75,628,759)	40,012,157	(3,948,969)	31,589,383

520,496,965	480,484,808	322,047,742	290,458,359
$444,868,206	$520,496,965	$318,098,773	$322,047,742

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Premier Core Bond Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$23,418,051	$43,994,608
Net realized gain (loss)	11,324,652	27,040,977
Net change in unrealized appreciation (depreciation)	(74,413,901)	54,727,210
Net increase (decrease) in net assets resulting from operations	(39,671,198)	125,762,795
Distributions to shareholders (Note 2):
Class I	(28,739,602)	(23,843,483)
Class R5	(10,399,843)	(8,771,104)
Service Class	(2,527,437)	(2,820,260)
Administrative Class	(2,078,397)	(2,086,599)
Class A	(2,633,014)	(2,821,022)
Class R4	(424,542)	(348,493)
Class R3	(36,423)	(21,641)
Total distributions	(46,839,258)	(40,712,602)
Net fund share transactions (Note 5):
Class I	(30,650,978)	101,765,720
Class R5	1,574,994	5,469,665
Service Class	8,385,211	(20,315,656)
Administrative Class	2,341,034	(6,188,523)
Class A	(16,717,485)	(15,445,413)
Class R4	(4,082,813)	2,525,433
Class R3	299,103	373,534
Increase (decrease) in net assets from fund share transactions	(38,850,934)	68,184,760
Total increase (decrease) in net assets	(125,361,390)	153,234,953
Net assets
Beginning of period	1,432,074,796	1,278,839,843
End of period	$1,306,713,406	$1,432,074,796

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund		MassMutual Premier High Yield Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$4,224,491	$7,189,341	$15,298,200	$33,965,154
2,373,723	3,561,731	(7,755,566)	(11,040,111)
(18,531,928)	9,393,591	(72,300,961)	3,399,787
(11,933,714)	20,144,663	(64,758,327)	26,324,830

(2,101,217)	(803,296)	(19,290,018)	(19,353,739)
(3,753,102)	(3,456,741)	(2,645,773)	(2,275,582)
(378,278)	(472,306)	(2,839,443)	(2,454,456)
(659,827)	(665,828)	(1,494,189)	(1,468,139)
(716,898)	(858,563)	(1,705,017)	(1,360,141)
(215,413)	(193,130)	(2,695,196)	(1,787,546)
(82,760)	(114,013)	(2,129,846)	(2,230,290)
(7,907,495)	(6,563,877)	(32,799,482)	(30,929,893)

4,670,350	36,705,887	10,188,230	(52,274,023)
5,091,819	4,937,951	4,630,222	(1,906,593)
154,073	(6,688,264)	(9,106,562)	4,024,313
(2,669,389)	(6,599,351)	459,329	(4,907,364)
(4,370,826)	(5,421,141)	(1,622,180)	4,042,626
(926,267)	1,770,981	(680,690)	11,588,566
(228,234)	(1,217,048)	(2,011,045)	(2,079,165)
1,721,526	23,489,015	1,857,304	(41,511,640)
(18,119,683)	37,069,801	(95,700,505)	(46,116,703)

244,920,753	207,850,952	564,316,577	610,433,280
$226,801,070	$244,920,753	$468,616,072	$564,316,577

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Premier Balanced Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,032,378	$2,110,305
Net realized gain (loss)	1,249,378	5,301,636
Net change in unrealized appreciation (depreciation)	(14,462,056)	(4,984,154)
Net increase (decrease) in net assets resulting from operations	(12,180,300)	2,427,787
Distributions to shareholders (Note 2):
Class I	(2,058,041)	(1,128,296)
Class R5	(2,810,372)	(3,512,186)
Service Class	(333,607)	(470,839)
Administrative Class	(416,607)	(535,122)
Class A	(1,592,729)	(1,935,646)
Class R4	(186,063)	(231,293)
Class R3	(431,814)	(645,997)
Total distributions	(7,829,233)	(8,459,379)
Net fund share transactions (Note 5):
Class I	6,931,357	20,038,802
Class R5	(2,286,551)	2,754,926
Service Class	669,648	(834,845)
Administrative Class	(1,672,746)	(653,383)
Class A	33,137	(1,884,375)
Class R4	139,466	(410,358)
Class R3	71,484	(233,401)
Increase (decrease) in net assets from fund share transactions	3,885,795	18,777,366
Total increase (decrease) in net assets	(16,123,738)	12,745,774
Net assets
Beginning of period	126,984,010	114,238,236
End of period	$110,860,272	$126,984,010

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund		MassMutual Premier Main Street Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$1,123,601	$2,438,165	$560,641	$1,386,706
2,523,956	6,496,723	2,269,723	10,434,330
(23,426,392)	(11,828,423)	(18,115,716)	(6,202,846)
(19,778,835)	(2,893,535)	(15,285,352)	5,618,190

(1,207,781)	(2,950,659)	(2,335,592)	(2,939,489)
(3,793,792)	(8,804,772)	(4,468,709)	(7,652,907)
(1,356,284)	(6,451,380)	(60,335)	(74,980)
(384,917)	(1,338,400)	(2,255,886)	(3,133,171)
(462,189)	(1,275,458)	(1,188,476)	(1,597,880)
(270,247)	(948,544)	(593,581)	(719,840)
(271,118)	(634,881)	(106,551)	(205,497)
(7,746,328)	(22,404,094)	(11,009,130)	(16,323,764)

(4,348,300)	439,475	5,771,918	2,210,454
1,248,747	3,498,339	1,000,406	(14,185,696)
(6,618,755)	(22,292,084)	(480,308)	(43,915)
(1,383,566)	(1,787,052)	(1,561,608)	(1,861,173)
878,705	(1,408,783)	192,772	(596,316)
(888,334)	(1,284,893)	225,584	415,047
30,753	859,475	(24,220)	(350,994)
(11,080,750)	(21,975,523)	5,124,544	(14,412,593)
(38,605,913)	(47,273,152)	(21,169,938)	(25,118,167)

111,019,267	158,292,419	118,434,702	143,552,869
$72,413,354	$111,019,267	$97,264,764	$118,434,702

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Premier Disciplined Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$849,010	$1,944,500
Net realized gain (loss)	15,896,115	23,547,277
Net change in unrealized appreciation (depreciation)	(29,338,938)	(25,336,115)
Net increase (decrease) in net assets resulting from operations	(12,593,813)	155,662
Distributions to shareholders (Note 2):
Class I	(4,066,618)	(6,509,520)
Class R5	(10,651,101)	(22,374,835)
Service Class	(3,510,848)	(15,117,227)
Administrative Class	(4,502,486)	(8,539,033)
Class A	(3,558,796)	(7,985,405)
Class R4	(3,012,939)	(6,472,019)
Class R3	(622,111)	(1,501,736)
Total distributions	(29,924,899)	(68,499,775)
Net fund share transactions (Note 5):
Class I	3,056,548	4,404,455
Class R5	(9,671,983)	10,887,227
Service Class	(9,258,848)	(27,992,682)
Administrative Class	1,891,773	3,128,965
Class A	(2,305,844)	(1,612,036)
Class R4	993,442	(546,976)
Class R3	(656,827)	423,218
Increase (decrease) in net assets from fund share transactions	(15,951,739)	(11,307,829)
Total increase (decrease) in net assets	(58,470,451)	(79,651,942)
Net assets
Beginning of period	257,504,148	337,156,090
End of period	$199,033,697	$257,504,148

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund		MassMutual Premier Global Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$745,177	$1,153,352	$(280,971)	$1,627,212
4,264,399	4,354,988	14,168,271	3,878,613
(62,818,970)	(25,144,927)	(44,726,173)	(11,127,382)
(57,809,394)	(19,636,587)	(30,838,873)	(5,621,557)

(319,615)	(3,656,500)	(704,508)	(10,142,807)
(868,871)	(6,499,034)	(889,590)	(18,881,920)
(121,119)	(1,491,884)	(46,110)	(2,220,861)
(120,787)	(1,983,912)	(520,255)	(16,324,130)
(240,626)	(5,673,440)	(96,678)	(5,808,841)
(53,838)	(1,018,771)	(37,330)	(1,601,209)
(41,924)	(886,852)	(33,038)	(2,011,068)
(1,766,780)	(21,210,393)	(2,327,509)	(56,990,836)

66,132	859,274	(6,732,949)	29,493,708
30,205,632	(2,681,256)	(2,467,542)	17,371,070
(94,909)	1,700,754	233,523	(6,812,076)
(567,098)	(1,928,523)	(3,556,421)	5,597,866
(4,283,921)	(6,923,243)	(5,085,708)	(414,975)
(1,193,398)	728,250	(677,039)	1,437,489
(1,593,328)	(294,957)	(1,386,563)	1,442,706
22,539,110	(8,539,701)	(19,672,699)	48,115,788
(37,037,064)	(49,386,681)	(52,839,081)	(14,496,605)

204,267,239	253,653,920	294,429,253	308,925,858
$167,230,175	$204,267,239	$241,590,172	$294,429,253

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Premier International Equity Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(190,881)	$2,997,156
Net realized gain (loss)	23,988,942	13,863,056
Net change in unrealized appreciation (depreciation)	(34,136,345)	(37,392,335)
Net increase (decrease) in net assets resulting from operations	(10,338,284)	(20,532,123)
Distributions to shareholders (Note 2):
Class I	(5,748,906)	(13,156,184)
Class R5	(3,666,648)	(6,231,478)
Service Class	(339,316)	(718,289)
Administrative Class	(208,684)	(460,669)
Class A	(760,247)	(1,213,354)
Class R4	(173,825)	(451,336)
Class R3	(178,640)	(377,140)
Total distributions	(11,076,266)	(22,608,450)
Net fund share transactions (Note 5):
Class I	(65,629,897)	(119,556,080)
Class R5	(17,965,040)	(41,389,928)
Service Class	(4,102,329)	(11,670,069)
Administrative Class	(1,222,078)	(5,312,397)
Class A	(4,599,502)	(6,051,775)
Class R4	(2,999,974)	(4,928,933)
Class R3	(2,558,074)	(2,594,867)
Increase (decrease) in net assets from fund share transactions	(99,076,894)	(191,504,049)
Total increase (decrease) in net assets	(120,491,444)	(234,644,622)
Net assets
Beginning of period	291,978,573	526,623,195
End of period	$171,487,129	$291,978,573

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$(86,257)	$1,012,926
1,272,433	20,636,717
(30,692,990)	(18,190,614)
(29,506,814)	3,459,029

(13,661,324)	(1,339,579)
(365,359)	(22,332)
(41,689)	(247)
(79,749)	(2,174)
(90,537)	(1,818)
(112,016)	(2,905)
(60,918)	—
(14,411,592)	(1,369,055)

18,764,030	(75,951,493)
365,974	157,072
1,380,747	185,417
19,784	23,815
391,863	461,858
60,630	(24,886)
(74,285)	(24,279)
20,908,743	(75,172,496)
(23,009,663)	(73,082,522)

150,601,293	223,683,815
$127,591,630	$150,601,293

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier U.S. Government Money Market Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class R5
3/31/20[r]	$ 1.00	$ 0.01	$ 0.00[d]	$ 0.01	$ (0.01)	$ —	$ (0.01)	$ 1.00	0.55%[b]	$ 287,698	0.51%[a]	N/A	1.11%[a]
9/30/19	1.00	0.02	0.00[d]	0.02	(0.02)	(0.00)[d]	(0.02)	1.00	1.85%	333,574	0.52%	N/A	1.83%
9/30/18	1.00	0.01	0.00[d]	0.01	(0.01)	(0.00)[d]	(0.01)	1.00	1.08%	339,551	0.50%	N/A	1.04%
9/30/17	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	—	(0.00)[d]	1.00	0.23%	352,317	0.52%	0.51%	0.22%
9/30/16	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	—	(0.00)[d]	1.00	0.00%[e]	334,720	0.51%	0.36%	0.00%[e]
9/30/15	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	—	(0.00)[d]	1.00	0.01%	400,017	0.50%	0.14%	0.00%[e]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 10.31	$ 0.18	$ (0.77)	$ (0.59)	$ (0.35)	$ —	$ (0.35)	$ 9.37	(5.97%)[b]	$ 184,984	0.42%[a]	3.52%[a]
9/30/19	10.30	0.32	0.08	0.40	(0.39)	—	(0.39)	10.31	4.05%	204,282	0.43%	3.13%
9/30/18	10.40	0.27	(0.10)	0.17	(0.27)	—	(0.27)	10.30	1.65%	163,465	0.39%	2.64%
9/30/17	10.39	0.23	0.03	0.26	(0.25)	—	(0.25)	10.40	2.57%	299,768	0.40%	2.20%
9/30/16	10.46	0.20	0.00[d]	0.20	(0.27)	—	(0.27)	10.39	1.98%	166,281	0.40%	1.97%
9/30/15	10.50	0.19	0.01	0.20	(0.24)	(0.00)[d]	(0.24)	10.46	2.00%	154,219	0.40%	1.83%
Class R5
3/31/20[r]	$ 10.34	$ 0.17	$ (0.77)	$ (0.60)	$ (0.34)	$ —	$ (0.34)	$ 9.40	(6.04%)[b]	$ 132,397	0.52%[a]	3.40%[a]
9/30/19	10.33	0.31	0.08	0.39	(0.38)	—	(0.38)	10.34	3.92%	158,895	0.53%	3.03%
9/30/18	10.42	0.26	(0.09)	0.17	(0.26)	—	(0.26)	10.33	1.63%	135,411	0.49%	2.55%
9/30/17	10.42	0.22	0.02	0.24	(0.24)	—	(0.24)	10.42	2.36%	155,172	0.50%	2.09%
9/30/16	10.49	0.19	0.00[d]	0.19	(0.26)	—	(0.26)	10.42	1.88%	199,354	0.50%	1.87%
9/30/15	10.52	0.18	0.02	0.20	(0.23)	(0.00)[d]	(0.23)	10.49	1.95%	159,429	0.50%	1.73%
Service Class
3/31/20[r]	$ 10.26	$ 0.16	$ (0.76)	$ (0.60)	$ (0.32)	$ —	$ (0.32)	$ 9.34	(6.04%)[b]	$ 32,249	0.62%[a]	3.25%[a]
9/30/19	10.25	0.30	0.08	0.38	(0.37)	—	(0.37)	10.26	3.82%	51,201	0.63%	2.92%
9/30/18	10.35	0.25	(0.10)	0.15	(0.25)	—	(0.25)	10.25	1.50%	72,408	0.59%	2.45%
9/30/17	10.35	0.21	0.02	0.23	(0.23)	—	(0.23)	10.35	2.24%	75,544	0.60%	2.00%
9/30/16	10.42	0.18	0.00[d]	0.18	(0.25)	—	(0.25)	10.35	1.78%	55,309	0.60%	1.75%
9/30/15	10.45	0.17	0.02	0.19	(0.22)	(0.00)[d]	(0.22)	10.42	1.87%	86,058	0.60%	1.64%

		Year ended September 30
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	2015
Portfolio turnover rate	19%	55%	68%	72%	87%	59%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 10.22	$ 0.16	$ (0.76)	$ (0.60)	$ (0.32)	$ —	$ (0.32)	$ 9.30	(6.12%)[b]	$ 28,629	0.72%[a]	3.22%[a]
9/30/19	10.21	0.29	0.08	0.37	(0.36)	—	(0.36)	10.22	3.76%	31,270	0.73%	2.83%
9/30/18	10.31	0.24	(0.10)	0.14	(0.24)	—	(0.24)	10.21	1.35%	34,342	0.69%	2.37%
9/30/17	10.30	0.19	0.04	0.23	(0.22)	—	(0.22)	10.31	2.24%	28,771	0.70%	1.89%
9/30/16	10.37	0.17	0.00[d]	0.17	(0.24)	—	(0.24)	10.30	1.69%	32,906	0.70%	1.66%
9/30/15	10.41	0.16	0.01	0.17	(0.21)	(0.00)[d]	(0.21)	10.37	1.69%	36,789	0.70%	1.53%
Class A
3/31/20[r]	$ 10.14	$ 0.15	$ (0.76)	$ (0.61)	$ (0.29)	$ —	$ (0.29)	$ 9.24	(6.19%)[b]	$ 49,177	0.97%[a]	2.96%a
9/30/19	10.14	0.26	0.08	0.34	(0.34)	—	(0.34)	10.14	3.44%	55,315	0.98%	2.58%
9/30/18	10.24	0.21	(0.10)	0.11	(0.21)	—	(0.21)	10.14	1.10%	53,188	0.94%	2.11%
9/30/17	10.23	0.16	0.04	0.20	(0.19)	—	(0.19)	10.24	2.00%	50,893	0.95%	1.62%
9/30/16	10.30	0.14	0.00[d]	0.14	(0.21)	—	(0.21)	10.23	1.49%	87,598	0.95%	1.42%
9/30/15	10.34	0.13	0.02	0.15	(0.19)	(0.00)[d]	(0.19)	10.30	1.44%	75,507	0.95%	1.28%
Class R4
3/31/20[r]	$ 10.27	$ 0.15	$ (0.76)	$ (0.61)	$ (0.30)	$ —	$ (0.30)	$ 9.36	(6.13%)[b]	$ 10,924	0.87%[a]	3.06%[a]
9/30/19	10.26	0.27	0.08	0.35	(0.34)	—	(0.34)	10.27	3.57%	12,494	0.88%	2.67%
9/30/18	10.36	0.23	(0.11)	0.12	(0.22)	—	(0.22)	10.26	1.21%	13,691	0.84%	2.21%
9/30/17	10.36	0.18	0.03	0.21	(0.21)	—	(0.21)	10.36	2.05%	13,693	0.85%	1.75%
9/30/16	10.45	0.16	0.00[d]	0.16	(0.25)	—	(0.25)	10.36	1.59%	9,446	0.85%	1.53%
9/30/15	10.50	0.14	0.02	0.16	(0.21)	(0.00)[d]	(0.21)	10.45	1.57%	5,881	0.85%	1.39%
Class R3
3/31/20[r]	$ 10.20	$ 0.14	$ (0.77)	$ (0.63)	$ (0.27)	$ —	$ (0.27)	$ 9.30	(6.32%)[b]	$ 6,509	1.12%[a]	2.82%[a]
9/30/19	10.20	0.24	0.09	0.33	(0.33)	—	(0.33)	10.20	3.29%	7,040	1.13%	2.43%
9/30/18	10.30	0.20	(0.10)	0.10	(0.20)	—	(0.20)	10.20	0.97%	7,980	1.09%	1.97%
9/30/17	10.31	0.15	0.03	0.18	(0.19)	—	(0.19)	10.30	1.79%	6,689	1.10%	1.50%
9/30/16	10.42	0.13	0.00[d]	0.13	(0.24)	—	(0.24)	10.31	1.27%	3,661	1.10%	1.29%
9/30/15	10.46	0.12	0.01	0.13	(0.17)	(0.00)[d]	(0.17)	10.42	1.27%	1,561	1.10%	1.15%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I
3/31/20[r]	$ 10.59	$ 0.11	$ (0.15)	$ (0.04)	$ (0.22)	$ —	$ (0.22)	$ 10.33	(0.39%)[b]	$ 154,984	0.47%[a]	0.47%[a,n]	0.47%[a,n]	2.03%[a]
9/30/19	10.24	0.25	0.42	0.67	(0.32)	—	(0.32)	10.59	6.80%	154,260	0.50%	0.49%	0.46%	2.40%
9/30/18	10.46	0.34	(0.26)	0.08	(0.30)	—	(0.30)	10.24	0.74%	133,153	1.74%	1.71%	0.45%	3.33%
9/30/17	10.79	0.23	(0.27)	(0.04)	(0.29)	—	(0.29)	10.46	(0.32%)	98,194	1.26%	1.23%	0.45%	2.24%
9/30/16	10.19	0.13	0.59	0.72	(0.12)	—	(0.12)	10.79	7.16%	122,515	0.91%	0.90%	0.46%	1.23%
9/30/15	10.56	0.06	(0.17)	(0.11)	(0.26)	—	(0.26)	10.19	(1.12%)	153,421	0.67%	N/A	0.47%	0.56%
Class R5
3/31/20[r]	$ 10.59	$ 0.10	$ (0.15)	$ (0.05)	$ (0.21)	$ —	$ (0.21)	$ 10.33	(0.49%)[b]	$ 78,030	0.57%[a]	0.57%[a,n]	0.57%[a,n]	1.94%[a]
9/30/19	10.24	0.24	0.42	0.66	(0.31)	—	(0.31)	10.59	6.68%	73,365	0.60%	0.59%	0.56%	2.30%
9/30/18	10.46	0.34	(0.27)	0.07	(0.29)	—	(0.29)	10.24	0.63%	60,121	1.84%	1.81%	0.55%	3.29%
9/30/17	10.80	0.22	(0.28)	(0.06)	(0.28)	—	(0.28)	10.46	(0.51%)	60,155	1.36%	1.33%	0.55%	2.07%
9/30/16	10.19	0.13	0.59	0.72	(0.11)	—	(0.11)	10.80	7.14%	65,361	1.01%	1.00%	0.56%	1.22%
9/30/15	10.56	0.05	(0.18)	(0.13)	(0.24)	—	(0.24)	10.19	(1.22%)	60,285	0.77%	N/A	0.57%	0.48%
Service Class
3/31/20[r]	$ 10.55	$ 0.10	$ (0.15)	$ (0.05)	$ (0.20)	$ —	$ (0.20)	$ 10.30	(0.51%)[b]	$ 46,219	0.67%[a]	0.67%[a,n]	0.67%[a,n]	1.84%[a]
9/30/19	10.20	0.22	0.43	0.65	(0.30)	—	(0.30)	10.55	6.60%	50,873	0.71%	0.70%	0.67%	2.17%
9/30/18	10.42	0.32	(0.27)	0.05	(0.27)	—	(0.27)	10.20	0.51%	50,449	1.94%	1.91%	0.65%	3.16%
9/30/17	10.76	0.21	(0.29)	(0.08)	(0.26)	—	(0.26)	10.42	(0.63%)	57,719	1.46%	1.43%	0.65%	2.00%
9/30/16	10.16	0.10	0.60	0.70	(0.10)	—	(0.10)	10.76	6.96%	71,040	1.11%	1.10%	0.66%	0.95%
9/30/15	10.52	0.04	(0.17)	(0.13)	(0.23)	—	(0.23)	10.16	(1.23%)	77,147	0.87%	N/A	0.67%	0.37%

		Year ended September 30
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	2015
Portfolio turnover rate	73%	42%	62%	25%	46%	59%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
p

Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Administrative Class
3/31/20[r]	$ 10.66	$ 0.09	$ (0.14)	$ (0.05)	$ (0.19)	$ —	$ (0.19)	$ 10.42	(0.51%)[b]	$ 14,872	0.77%[a]	0.77%[a,n]	0.77%[a,n]	1.73%[a]
9/30/19	10.30	0.21	0.44	0.65	(0.29)	—	(0.29)	10.66	6.53%	16,168	0.80%	0.79%	0.76%	2.03%
9/30/18	10.53	0.31	(0.28)	0.03	(0.26)	—	(0.26)	10.30	0.31%	14,744	2.04%	2.01%	0.75%	3.02%
9/30/17	10.86	0.20	(0.27)	(0.07)	(0.26)	—	(0.26)	10.53	(0.58%)	14,519	1.56%	1.53%	0.75%	1.94%
9/30/16	10.26	0.10	0.59	0.69	(0.09)	—	(0.09)	10.86	6.80%	14,408	1.21%	1.20%	0.76%	0.96%
9/30/15	10.62	0.04	(0.17)	(0.13)	(0.23)	—	(0.23)	10.26	(1.30%)	11,859	0.97%	N/A	0.77%	0.36%
Class A
3/31/20[r]	$ 10.39	$ 0.08	$ (0.15)	$ (0.07)	$ (0.16)	$ —	$ (0.16)	$ 10.16	(0.65%)[b]	$ 17,622	1.02%[a]	1.02%[a,n]	1.02%[a,n]	1.49%[a]
9/30/19	10.05	0.18	0.42	0.60	(0.26)	—	(0.26)	10.39	6.16%	16,136	1.06%	1.05%	1.02%	1.78%
9/30/18	10.27	0.28	(0.26)	0.02	(0.24)	—	(0.24)	10.05	0.16%	20,582	2.29%	2.26%	1.00%	2.80%
9/30/17	10.60	0.17	(0.27)	(0.10)	(0.23)	—	(0.23)	10.27	(0.92%)	22,180	1.81%	1.78%	1.00%	1.67%
9/30/16	10.00	0.08	0.58	0.66	(0.06)	—	(0.06)	10.60	6.65%	23,476	1.46%	1.45%	1.01%	0.76%
9/30/15	10.36	(0.00)[d]	(0.16)	(0.16)	(0.20)	—	(0.20)	10.00	(1.58%)	22,320	1.22%	N/A	1.02%	(0.02%)
Class R4
3/31/20[r]	$ 10.33	$ 0.08	$ (0.14)	$ (0.06)	$ (0.18)	$ —	$ (0.18)	$ 10.09	(0.63%)[b]	$ 3,361	0.92%[a]	0.92%[a,n]	0.92%[a,n]	1.51%[a]
9/30/19	10.00	0.19	0.42	0.61	(0.28)	—	(0.28)	10.33	6.27%	6,949	0.96%	0.95%	0.92%	1.95%
9/30/18	10.22	0.29	(0.26)	0.03	(0.25)	—	(0.25)	10.00	0.31%	6,840	2.19%	2.16%	0.90%	2.87%
9/30/17	10.57	0.18	(0.28)	(0.10)	(0.25)	—	(0.25)	10.22	(0.84%)	6,231	1.71%	1.68%	0.90%	1.78%
9/30/16	10.00	0.12	0.55	0.67	(0.10)	—	(0.10)	10.57	6.77%	5,352	1.36%	1.35%	0.91%	1.21%
9/30/15	10.37	0.14	(0.29)	(0.15)	(0.22)	—	(0.22)	10.00	(1.47%)	996	1.12%	N/A	0.92%	1.42%
Class R3
3/31/20[r]	$ 10.33	$ 0.07	$ (0.14)	$ (0.07)	$ (0.15)	$ —	$ (0.15)	$ 10.11	(0.72%)[b]	$ 3,011	1.17%[a]	1.17%[a,n]	1.17%[a,n]	1.32%[a]
9/30/19	9.99	0.17	0.41	0.58	(0.24)	—	(0.24)	10.33	6.03%	4,297	1.21%	1.20%	1.17%	1.68%
9/30/18	10.22	0.27	(0.27)	0.00[d]	(0.23)	—	(0.23)	9.99	0.03%	4,569	2.44%	2.41%	1.15%	2.69%
9/30/17	10.57	0.16	(0.27)	(0.11)	(0.24)	—	(0.24)	10.22	(1.00%)	4,686	1.97%	1.94%	1.16%	1.54%
9/30/16	10.01	0.15	0.48	0.63	(0.07)	—	(0.07)	10.57	6.37%	2,792	1.61%	1.60%	1.16%	1.46%
9/30/15	10.37	(0.03)	(0.15)	(0.18)	(0.18)	—	(0.18)	10.01	(1.76%)	386	1.37%	N/A	1.17%	(0.30%)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 11.33	$ 0.19	$ (0.50)	$ (0.31)	$ (0.38)	$ —	$ (0.38)	$ 10.64	(2.85%)[b]	$ 765,637	0.42%[a]	3.41%[a]
9/30/19	10.66	0.37	0.66	1.03	(0.36)	—	(0.36)	11.33	9.98%	847,736	0.43%	3.42%
9/30/18	11.04	0.34	(0.39)	(0.05)	(0.33)	—	(0.33)	10.66	(0.46%)	695,501	0.42%	3.19%
9/30/17	11.26	0.29	(0.15)	0.14	(0.36)	—	(0.36)	11.04	1.41%	546,975	0.42%	2.70%
9/30/16	11.27	0.29	0.19	0.48	(0.34)	(0.15)	(0.49)	11.26	4.54%	501,737	0.42%	2.59%
9/30/15	11.43	0.30	(0.11)	0.19	(0.30)	(0.05)	(0.35)	11.27	1.67%	677,427	0.42%	2.61%
Class R5
3/31/20[r]	$ 11.37	$ 0.19	$ (0.51)	$ (0.32)	$ (0.37)	$ —	$ (0.37)	$ 10.68	(2.93%)[b]	$ 299,673	0.52%[a]	3.31%[a]
9/30/19	10.69	0.36	0.67	1.03	(0.35)	—	(0.35)	11.37	9.92%	317,805	0.53%	3.32%
9/30/18	11.07	0.33	(0.39)	(0.06)	(0.32)	—	(0.32)	10.69	(0.57%)	294,370	0.52%	3.07%
9/30/17	11.29	0.28	(0.15)	0.13	(0.35)	—	(0.35)	11.07	1.30%	358,319	0.52%	2.58%
9/30/16	11.30	0.28	0.19	0.47	(0.33)	(0.15)	(0.48)	11.29	4.40%	408,472	0.52%	2.49%
9/30/15	11.45	0.29	(0.11)	0.18	(0.28)	(0.05)	(0.33)	11.30	1.63%	489,222	0.52%	2.51%
Service Class
3/31/20[r]	$ 11.29	$ 0.18	$ (0.50)	$ (0.32)	$ (0.35)	$ —	$ (0.35)	$ 10.62	(2.90%)[b]	$ 89,779	0.62%[a]	3.24%[a]
9/30/19	10.63	0.35	0.64	0.99	(0.33)	—	(0.33)	11.29	9.67%	86,988	0.63%	3.22%
9/30/18	11.01	0.32	(0.39)	(0.07)	(0.31)	—	(0.31)	10.63	(0.66%)	101,502	0.62%	2.98%
9/30/17	11.22	0.27	(0.15)	0.12	(0.33)	—	(0.33)	11.01	1.24%	100,903	0.62%	2.51%
9/30/16	11.23	0.26	0.20	0.46	(0.32)	(0.15)	(0.47)	11.22	4.34%	91,885	0.62%	2.40%
9/30/15	11.38	0.27	(0.10)	0.17	(0.27)	(0.05)	(0.32)	11.23	1.49%	130,923	0.62%	2.40%

		Year ended September 30
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	2015
Portfolio turnover rate	101%	261%	140%	213%	330%	361%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 11.21	$ 0.17	$ (0.49)	$ (0.32)	$ (0.35)	$ —	$ (0.35)	$ 10.54	(2.98%)[b]	$ 65,428	0.72%[a]	3.12%[a]
9/30/19	10.55	0.33	0.66	0.99	(0.33)	—	(0.33)	11.21	9.65%	67,239	0.73%	3.13%
9/30/18	10.92	0.31	(0.38)	(0.07)	(0.30)	—	(0.30)	10.55	(0.70%)	69,478	0.72%	2.88%
9/30/17	11.14	0.26	(0.15)	0.11	(0.33)	—	(0.33)	10.92	1.11%	71,425	0.72%	2.38%
9/30/16	11.16	0.25	0.19	0.44	(0.31)	(0.15)	(0.46)	11.14	4.19%	85,249	0.72%	2.29%
9/30/15	11.32	0.26	(0.10)	0.16	(0.27)	(0.05)	(0.32)	11.16	1.38%	84,709	0.72%	2.31%
Class A
3/31/20[r]	$ 11.10	$ 0.16	$ (0.49)	$ (0.33)	$ (0.32)	$ —	$ (0.32)	$ 10.45	(3.11%)[b]	$ 75,379	0.97%[a]	2.84%[a]
9/30/19	10.45	0.30	0.65	0.95	(0.30)	—	(0.30)	11.10	9.32%	97,070	0.98%	2.87%
9/30/18	10.82	0.28	(0.38)	(0.10)	(0.27)	—	(0.27)	10.45	(1.00%)	106,562	0.97%	2.63%
9/30/17	11.03	0.23	(0.15)	0.08	(0.29)	—	(0.29)	10.82	0.87%	114,317	0.97%	2.13%
9/30/16	11.04	0.22	0.20	0.42	(0.28)	(0.15)	(0.43)	11.03	4.01%	150,014	0.97%	2.04%
9/30/15	11.20	0.23	(0.10)	0.13	(0.24)	(0.05)	(0.29)	11.04	1.12%	166,649	0.97%	2.06%
Class R4
3/31/20[r]	$ 11.04	$ 0.16	$ (0.49)	$ (0.33)	$ (0.33)	$ —	$ (0.33)	$ 10.38	(3.07%)[b]	$ 9,361	0.87%[a]	2.89%[a]
9/30/19	10.39	0.31	0.64	0.95	(0.30)	—	(0.30)	11.04	9.47%	14,011	0.88%	2.98%
9/30/18	10.78	0.29	(0.39)	(0.10)	(0.29)	—	(0.29)	10.39	(0.97%)	10,624	0.87%	2.72%
9/30/17	11.00	0.24	(0.14)	0.10	(0.32)	—	(0.32)	10.78	1.03%	14,811	0.87%	2.23%
9/30/16	11.03	0.23	0.19	0.42	(0.30)	(0.15)	(0.45)	11.00	4.09%	14,906	0.87%	2.14%
9/30/15	11.20	0.25	(0.11)	0.14	(0.26)	(0.05)	(0.31)	11.03	1.28%	8,960	0.87%	2.21%
Class R3
3/31/20[r]	$ 11.34	$ 0.15	$ (0.50)	$ (0.35)	$ (0.32)	$ —	$ (0.32)	$ 10.67	(3.17%)[b]	$ 1,455	1.12%[a]	2.73%[a]
9/30/19	10.67	0.29	0.67	0.96	(0.29)	—	(0.29)	11.34	9.24%	1,225	1.13%	2.72%
9/30/18	11.02	0.27	(0.39)	(0.12)	(0.23)	—	(0.23)	10.67	(1.13%)	803	1.12%	2.49%
9/30/17	11.25	0.22	(0.16)	0.06	(0.29)	—	(0.29)	11.02	0.64%	828	1.12%	1.99%
9/30/16	11.25	0.21	0.20	0.41	(0.26)	(0.15)	(0.41)	11.25	3.89%	783	1.12%	1.89%
9/30/15	11.40	0.22	(0.10)	0.12	(0.22)	(0.05)	(0.27)	11.25	1.02%	625	1.12%	1.90%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 11.28	$ 0.20	$ (0.73)	$ (0.53)	$ (0.36)	$ (0.00)[d]	$ (0.36)	$ 10.39	(4.83%)[b]	$ 60,486	0.50%[a]	N/A	3.60%[a]
9/30/19	10.59	0.38	0.64	1.02	(0.33)	—	(0.33)	11.28	9.98%	60,965	0.55%	0.55%[n]	3.54%
9/30/18	10.97	0.35	(0.41)	(0.06)	(0.32)	—	(0.32)	10.59	(0.55%)	21,746	0.50%	0.50%[n]	3.33%
9/30/17	11.01	0.31	(0.09)	0.22	(0.26)	—	(0.26)	10.97	2.16%	27,548	0.51%	0.51%[n]	2.87%
9/30/16	10.73	0.28	0.31	0.59	(0.26)	(0.05)	(0.31)	11.01	5.71%	20,147	0.53%	0.52%	2.60%
9/30/15	10.88	0.28	(0.19)	0.09	(0.23)	(0.01)	(0.24)	10.73	0.81%	15,756	0.56%	0.52%	2.54%
Class R5
3/31/20[r]	$ 10.40	$ 0.18	$ (0.67)	$ (0.49)	$ (0.35)	$ (0.00)[d]	$ (0.35)	$ 9.56	(4.85%)[b]	$ 105,368	0.60%[a]	N/A	3.51%[a]
9/30/19	9.78	0.34	0.60	0.94	(0.32)	—	(0.32)	10.40	9.99%	109,659	0.65%	0.65%[n]	3.46%
9/30/18	10.16	0.32	(0.39)	(0.07)	(0.31)	—	(0.31)	9.78	(0.69%)	98,402	0.60%	0.60%[n]	3.24%
9/30/17	10.22	0.28	(0.09)	0.19	(0.25)	—	(0.25)	10.16	2.02%	88,740	0.61%	0.61%[n]	2.76%
9/30/16	9.98	0.25	0.29	0.54	(0.25)	(0.05)	(0.30)	10.22	5.63%	77,693	0.63%	0.62%	2.50%
9/30/15	10.14	0.24	(0.17)	0.07	(0.22)	(0.01)	(0.23)	9.98	0.66%	65,209	0.66%	0.62%	2.41%
Service Class
3/31/20[r]	$ 10.54	$ 0.18	$ (0.68)	$ (0.50)	$ (0.34)	$ (0.00)[d]	$ (0.34)	$ 9.70	(4.90%)[b]	$ 12,085	0.70%[a]	N/A	3.42%[a]
9/30/19	9.91	0.33	0.61	0.94	(0.31)	—	(0.31)	10.54	9.80%	12,976	0.75%	0.75%[n]	3.35%
9/30/18	10.28	0.31	(0.38)	(0.07)	(0.30)	—	(0.30)	9.91	(0.69%)	18,946	0.70%	0.70%[n]	3.14%
9/30/17	10.34	0.27	(0.09)	0.18	(0.24)	—	(0.24)	10.28	1.89%	16,047	0.71%	0.71%[n]	2.65%
9/30/16	10.09	0.24	0.30	0.54	(0.24)	(0.05)	(0.29)	10.34	5.53%	16,990	0.73%	0.72%	2.39%
9/30/15	10.24	0.24	(0.17)	0.07	(0.21)	(0.01)	(0.22)	10.09	0.59%	20,226	0.76%	0.72%	2.32%

		Year ended September 30
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	2015
Portfolio turnover rate	86%	236%	142%	207%	314%	362%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 10.52	$ 0.17	$ (0.68)	$ (0.51)	$ (0.33)	$ (0.00)[d]	$ (0.33)	$ 9.68	(5.01%)[b]	$ 17,648	0.80%[a]	N/A	3.29%[a]
9/30/19	9.88	0.32	0.62	0.94	(0.30)	—	(0.30)	10.52	9.79%	21,870	0.85%	0.85%[n]	3.25%
9/30/18	10.25	0.30	(0.38)	(0.08)	(0.29)	—	(0.29)	9.88	(0.83%)	27,039	0.80%	0.80%[n]	3.03%
9/30/17	10.31	0.26	(0.09)	0.17	(0.23)	—	(0.23)	10.25	1.78%	26,601	0.81%	0.81%[n]	2.54%
9/30/16	10.07	0.23	0.29	0.52	(0.23)	(0.05)	(0.28)	10.31	5.38%	34,731	0.83%	0.82%	2.29%
9/30/15	10.22	0.23	(0.17)	0.06	(0.20)	(0.01)	(0.21)	10.07	0.54%	35,581	0.86%	0.82%	2.22%
Class A
3/31/20[r]	$ 10.48	$ 0.16	$ (0.67)	$ (0.51)	$ (0.30)	$ (0.00)[d]	$ (0.30)	$ 9.67	(5.05%)[b]	$ 22,690	1.05%[a]	N/A	3.04%[a]
9/30/19	9.85	0.30	0.60	0.90	(0.27)	—	(0.27)	10.48	9.45%	28,973	1.10%	1.10%[n]	3.01%
9/30/18	10.23	0.28	(0.40)	(0.12)	(0.26)	—	(0.26)	9.85	(1.17%)	32,456	1.05%	1.05%[n]	2.78%
9/30/17	10.28	0.23	(0.07)	0.16	(0.21)	—	(0.21)	10.23	1.63%	34,137	1.06%	1.06%[n]	2.30%
9/30/16	10.04	0.20	0.29	0.49	(0.20)	(0.05)	(0.25)	10.28	5.06%	37,243	1.08%	1.07%	2.04%
9/30/15	10.17	0.20	(0.16)	0.04	(0.16)	(0.01)	(0.17)	10.04	0.21%	36,941	1.11%	1.07%	1.96%
Class R4
3/31/20[r]	$ 10.38	$ 0.16	$ (0.66)	$ (0.50)	$ (0.32)	$ (0.00)[d]	$ (0.32)	$ 9.56	(4.99%)[b]	$ 5,473	0.95%[a]	N/A	3.14%[a]
9/30/19	9.78	0.31	0.59	0.90	(0.30)	—	(0.30)	10.38	9.49%	6,925	1.00%	1.00%[n]	3.12%
9/30/18	10.16	0.28	(0.38)	(0.10)	(0.28)	—	(0.28)	9.78	(1.01%)	4,730	0.95%	0.95%[n]	2.87%
9/30/17	10.22	0.24	(0.07)	0.17	(0.23)	—	(0.23)	10.16	1.77%	5,032	0.96%	0.96%[n]	2.41%
9/30/16	10.01	0.21	0.29	0.50	(0.24)	(0.05)	(0.29)	10.22	5.18%	3,765	0.98%	0.97%	2.15%
9/30/15	10.18	0.22	(0.18)	0.04	(0.20)	(0.01)	(0.21)	10.01	0.34%	2,959	1.01%	0.97%	2.17%
Class R3
3/31/20[r]	$ 10.34	$ 0.15	$ (0.68)	$ (0.53)	$ (0.27)	$ (0.00)[d]	$ (0.27)	$ 9.54	(5.22%)[b]	$ 3,053	1.20%[a]	N/A	2.90%[a]
9/30/19	9.72	0.28	0.60	0.88	(0.26)	—	(0.26)	10.34	9.35%	3,553	1.25%	1.25%[n]	2.85%
9/30/18	10.10	0.26	(0.38)	(0.12)	(0.26)	—	(0.26)	9.72	(1.24%)	4,530	1.20%	1.20%[n]	2.64%
9/30/17	10.19	0.22	(0.09)	0.13	(0.22)	—	(0.22)	10.10	1.41%	3,869	1.21%	1.21%[n]	2.18%
9/30/16	9.99	0.19	0.29	0.48	(0.23)	(0.05)	(0.28)	10.19	4.94%	2,592	1.23%	1.22%	1.95%
9/30/15	10.16	0.19	(0.17)	0.02	(0.18)	(0.01)	(0.19)	9.99	0.15%	412	1.26%	1.22%	1.84%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 9.21	$ 0.25	$ (1.20)	$ (0.95)	$ (0.56)	$ —	$ (0.56)	$ 7.70	(11.03%)[b]	$ 277,763	0.53%[a]	N/A	5.66%[a]
9/30/19	9.27	0.56	(0.10)	0.46	(0.52)	—	(0.52)	9.21	5.45%	326,836	0.54%	0.54%[n]	6.31%
9/30/18	9.62	0.58	(0.33)	0.25	(0.60)	—	(0.60)	9.27	2.78%	382,927	0.54%	0.54%[n]	6.32%
9/30/17	9.29	0.62	0.28	0.90	(0.57)	—	(0.57)	9.62	10.22%	242,645	0.54%	0.54%[n]	6.63%
9/30/16	8.98	0.62	0.28	0.90	(0.59)	—	(0.59)	9.29	10.86%	220,759	0.57%	0.55%	7.05%
9/30/15	10.16	0.61	(0.86)	(0.25)	(0.69)	(0.24)	(0.93)	8.98	(2.27%)	106,575	0.58%	0.55%	6.47%
Class R5
3/31/20[r]	$ 9.25	$ 0.25	$ (1.20)	$ (0.95)	$ (0.55)	$ —	$ (0.55)	$ 7.75	(10.97%)[b]	$ 38,408	0.63%[a]	N/A	5.56%[a]
9/30/19	9.31	0.56	(0.11)	0.45	(0.51)	—	(0.51)	9.25	5.29%	41,369	0.64%	0.64%[n]	6.23%
9/30/18	9.66	0.57	(0.33)	0.24	(0.59)	—	(0.59)	9.31	2.65%	43,613	0.64%	0.64%[n]	6.20%
9/30/17	9.33	0.61	0.28	0.89	(0.56)	—	(0.56)	9.66	10.08%	55,628	0.64%	0.64%[n]	6.54%
9/30/16	9.02	0.61	0.28	0.89	(0.58)	—	(0.58)	9.33	10.68%	45,867	0.67%	0.65%	6.93%
9/30/15	10.19	0.60	(0.85)	(0.25)	(0.68)	(0.24)	(0.92)	9.02	(2.28%)	41,616	0.68%	0.65%	6.38%
Service Class
3/31/20[r]	$ 9.25	$ 0.24	$ (1.20)	$ (0.96)	$ (0.54)	$ —	$ (0.54)	$ 7.75	(11.04%)[b]	$ 33,050	0.73%[a]	N/A	5.44%[a]
9/30/19	9.31	0.55	(0.11)	0.44	(0.50)	—	(0.50)	9.25	5.20%	49,174	0.74%	0.74%[n]	6.13%
9/30/18	9.66	0.56	(0.33)	0.23	(0.58)	—	(0.58)	9.31	2.55%	45,296	0.74%	0.74%[n]	6.11%
9/30/17	9.33	0.60	0.28	0.88	(0.55)	—	(0.55)	9.66	9.93%	49,581	0.74%	0.74%[n]	6.45%
9/30/16	9.01	0.60	0.29	0.89	(0.57)	—	(0.57)	9.33	10.70%	59,787	0.77%	0.75%	6.83%
9/30/15	10.18	0.59	(0.86)	(0.27)	(0.66)	(0.24)	(0.90)	9.01	(2.40%)	62,734	0.78%	0.75%	6.27%

		Year ended September 30
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	2015
Portfolio turnover rate	44%	54%	38%	70%	50%	76%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 9.10	$ 0.23	$ (1.18)	$ (0.95)	$ (0.53)	$ —	$ (0.53)	$ 7.62	(11.16%)[b]	$ 22,120	0.83%[a]	N/A	5.37%[a]
9/30/19	9.16	0.53	(0.10)	0.43	(0.49)	—	(0.49)	9.10	5.13%	25,980	0.84%	0.84%[n]	6.03%
9/30/18	9.51	0.55	(0.33)	0.22	(0.57)	—	(0.57)	9.16	2.49%	31,250	0.84%	0.84%[n]	6.01%
9/30/17	9.20	0.58	0.28	0.86	(0.55)	—	(0.55)	9.51	9.79%	32,889	0.84%	0.84%[n]	6.34%
9/30/16	8.89	0.58	0.29	0.87	(0.56)	—	(0.56)	9.20	10.63%	28,948	0.87%	0.85%	6.74%
9/30/15	10.07	0.57	(0.85)	(0.28)	(0.66)	(0.24)	(0.90)	8.89	(2.58%)	24,221	0.88%	0.85%	6.18%
Class A
3/31/20[r]	$ 9.07	$ 0.22	$ (1.17)	$ (0.95)	$ (0.52)	$ —	$ (0.52)	$ 7.60	(11.21%)[b]	$ 24,769	1.08%[a]	N/A	5.11%[a]
9/30/19	9.13	0.51	(0.10)	0.41	(0.47)	—	(0.47)	9.07	4.89%	31,392	1.09%	1.09%[n]	5.77%
9/30/18	9.49	0.52	(0.33)	0.19	(0.55)	—	(0.55)	9.13	2.10%	27,393	1.09%	1.09%[n]	5.76%
9/30/17	9.17	0.56	0.28	0.84	(0.52)	—	(0.52)	9.49	9.63%	29,357	1.09%	1.09%[n]	6.09%
9/30/16	8.86	0.56	0.29	0.85	(0.54)	—	(0.54)	9.17	10.31%	29,055	1.12%	1.10%	6.49%
9/30/15	10.02	0.55	(0.85)	(0.30)	(0.62)	(0.24)	(0.86)	8.86	(2.78%)	28,572	1.13%	1.10%	5.93%
Class R4
3/31/20[r]	$ 8.97	$ 0.22	$ (1.16)	$ (0.94)	$ (0.53)	$ —	$ (0.53)	$ 7.50	(11.17%)[b]	$ 38,628	0.98%[a]	N/A	5.21%[a]
9/30/19	9.04	0.51	(0.10)	0.41	(0.48)	—	(0.48)	8.97	4.97%	47,055	0.99%	0.99%[n]	5.88%
9/30/18	9.40	0.53	(0.33)	0.20	(0.56)	—	(0.56)	9.04	2.30%	35,011	0.99%	0.99%[n]	5.87%
9/30/17	9.11	0.56	0.28	0.84	(0.55)	—	(0.55)	9.40	9.66%	30,611	0.99%	0.99%[n]	6.18%
9/30/16	8.84	0.57	0.28	0.85	(0.58)	—	(0.58)	9.11	10.44%	18,428	1.02%	1.00%	6.66%
9/30/15	10.02	0.54	(0.83)	(0.29)	(0.65)	(0.24)	(0.89)	8.84	(2.67%)	2,672	1.03%	1.00%	5.97%
Class R3
3/31/20[r]	$ 9.17	$ 0.22	$ (1.20)	$ (0.98)	$ (0.49)	$ —	$ (0.49)	$ 7.70	(11.32%)[b]	$ 33,878	1.23%[a]	N/A	4.96%[a]
9/30/19	9.23	0.50	(0.10)	0.40	(0.46)	—	(0.46)	9.17	4.71%	42,509	1.24%	1.24%[n]	5.63%
9/30/18	9.60	0.51	(0.33)	0.18	(0.55)	—	(0.55)	9.23	2.04%	44,944	1.24%	1.24%[n]	5.62%
9/30/17	9.29	0.55	0.29	0.84	(0.53)	—	(0.53)	9.60	9.43%	36,626	1.24%	1.24%[n]	5.93%
9/30/16	9.01	0.56	0.28	0.84	(0.56)	—	(0.56)	9.29	10.12%	13,928	1.27%	1.25%	6.38%
9/30/15	10.17	0.54	(0.85)	(0.31)	(0.61)	(0.24)	(0.85)	9.01	(2.91%)	3,423	1.28%	1.25%	5.74%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 12.07	$ 0.11	$ (1.16)	$ (1.05)	$ (0.27)	$ (0.51)	$ (0.78)	$ 10.24	(9.58%)[b]	$ 32,559	0.71%[a]	N/A	1.83%[a]
9/30/19	12.86	0.24	(0.09)aa	0.15	(0.22)	(0.72)	(0.94)	12.07	1.91%	31,567	0.76%	0.74%	2.06%
9/30/18	12.53	0.22	1.02	1.24	(0.24)	(0.67)	(0.91)	12.86	10.21%	11,637	0.70%	0.60%	1.79%
9/30/17	11.32	0.21	1.28	1.49	(0.22)	(0.06)	(0.28)	12.53	13.39%	8,270	0.68%	0.60%	1.76%
9/30/16	11.48	0.22	0.84	1.06	(0.29)	(0.93)	(1.22)	11.32	9.96%	967	0.68%	0.60%	1.98%
9/30/15	13.01	0.22	(0.44)	(0.22)	(0.24)	(1.07)	(1.31)	11.48	(1.96%)	376	0.65%	0.60%	1.77%
Class R5
3/31/20[r]	$ 12.07	$ 0.10	$ (1.16)	$ (1.06)	$ (0.26)	$ (0.51)	$ (0.77)	$ 10.24	(9.67%)[b]	$ 36,388	0.81%[a]	N/A	1.73%[a]
9/30/19	12.85	0.23	(0.09)aa	0.14	(0.20)	(0.72)	(0.92)	12.07	1.88%	45,321	0.86%	0.83%	1.94%
9/30/18	12.53	0.21	1.01	1.22	(0.23)	(0.67)	(0.90)	12.85	10.01%	45,211	0.80%	0.70%	1.67%
9/30/17	11.32	0.20	1.28	1.48	(0.21)	(0.06)	(0.27)	12.53	13.27%	49,381	0.78%	0.70%	1.66%
9/30/16	11.48	0.21	0.84	1.05	(0.28)	(0.93)	(1.21)	11.32	9.82%	53,727	0.78%	0.70%	1.87%
9/30/15	13.00	0.21	(0.44)	(0.23)	(0.22)	(1.07)	(1.29)	11.48	(2.03%)	62,971	0.75%	0.70%	1.70%
Service Class
3/31/20[r]	$ 12.73	$ 0.10	$ (1.23)	$ (1.13)	$ (0.24)	$ (0.51)	$ (0.75)	$ 10.85	(9.67%)[b]	$ 5,721	0.91%[a]	N/A	1.64%[a]
9/30/19	13.50	0.23	(0.09)aa	0.14	(0.19)	(0.72)	(0.91)	12.73	1.73%	6,045	0.96%	0.92%	1.84%
9/30/18	13.11	0.21	1.06	1.27	(0.21)	(0.67)	(0.88)	13.50	9.94%	7,243	0.90%	0.80%	1.58%
9/30/17	11.83	0.19	1.34	1.53	(0.19)	(0.06)	(0.25)	13.11	13.11%	6,978	0.88%	0.80%	1.54%
9/30/16	11.94	0.20	0.89	1.09	(0.27)	(0.93)	(1.20)	11.83	9.76%	14,130	0.88%	0.80%	1.87%
9/30/15	13.48	0.20	(0.46)	(0.26)	(0.21)	(1.07)	(1.28)	11.94	(2.18%)	12,545	0.85%	0.80%	1.60%

		Year ended September 30
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	2015
Portfolio turnover rate	50%	161%	77%	108%	176%	204%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 12.11	$ 0.09	$ (1.17)	$ (1.08)	$ (0.23)	$ (0.51)	$ (0.74)	$ 10.29	(9.73%)[b]	$ 4,501	1.01%[a]	N/A	1.49%[a]
9/30/19	12.89	0.20	(0.09)aa	0.11	(0.17)	(0.72)	(0.89)	12.11	1.62%	6,981	1.06%	1.02%	1.73%
9/30/18	12.55	0.18	1.02	1.20	(0.19)	(0.67)	(0.86)	12.89	9.88%	8,129	1.00%	0.90%	1.47%
9/30/17	11.35	0.17	1.28	1.45	(0.19)	(0.06)	(0.25)	12.55	13.01%	9,413	0.98%	0.90%	1.46%
9/30/16	11.51	0.19	0.84	1.03	(0.26)	(0.93)	(1.19)	11.35	9.59%	9,751	0.98%	0.90%	1.68%
9/30/15	13.04	0.19	(0.44)	(0.25)	(0.21)	(1.07)	(1.28)	11.51	(2.23%)	8,691	0.95%	0.90%	1.51%
Class A
3/31/20[r]	$ 11.74	$ 0.07	$ (1.13)	$ (1.06)	$ (0.20)	$ (0.51)	$ (0.71)	$ 9.97	(9.83%)[b]	$ 23,001	1.26%[a]	N/A	1.28%[a]
9/30/19	12.51	0.17	(0.08)aa	0.09	(0.14)	(0.72)	(0.86)	11.74	1.44%	26,981	1.31%	1.27%	1.49%
9/30/18	12.22	0.15	0.98	1.13	(0.17)	(0.67)	(0.84)	12.51	9.48%	30,517	1.25%	1.15%	1.22%
9/30/17	11.05	0.14	1.25	1.39	(0.16)	(0.06)	(0.22)	12.22	12.78%	32,637	1.23%	1.15%	1.21%
9/30/16	11.22	0.15	0.83	0.98	(0.22)	(0.93)	(1.15)	11.05	9.38%	30,781	1.23%	1.15%	1.42%
9/30/15	12.73	0.15	(0.43)	(0.28)	(0.16)	(1.07)	(1.23)	11.22	(2.49%)	31,375	1.20%	1.15%	1.26%
Class R4
3/31/20[r]	$ 11.64	$ 0.08	$ (1.12)	$ (1.04)	$ (0.22)	$ (0.51)	$ (0.73)	$ 9.87	(9.80%)[b]	$ 2,529	1.16%[a]	N/A	1.39%[a]
9/30/19	12.42	0.18	(0.08)aa	0.10	(0.16)	(0.72)	(0.88)	11.64	1.52%	2,853	1.21%	1.17%	1.59%
9/30/18	12.15	0.16	0.97	1.13	(0.19)	(0.67)	(0.86)	12.42	9.58%	3,499	1.15%	1.05%	1.34%
9/30/17	10.99	0.15	1.24	1.39	(0.17)	(0.06)	(0.23)	12.15	12.88%	2,822	1.13%	1.05%	1.32%
9/30/16	11.20	0.16	0.83	0.99	(0.27)	(0.93)	(1.20)	10.99	9.51%	2,373	1.13%	1.05%	1.54%
9/30/15	12.74	0.17	(0.44)	(0.27)	(0.20)	(1.07)	(1.27)	11.20	(2.46%)	2,010	1.10%	1.05%	1.49%
Class R3
3/31/20[r]	$ 11.57	$ 0.06	$ (1.12)	$ (1.06)	$ (0.18)	$ (0.51)	$ (0.69)	$ 9.82	(9.95%)[b]	$ 6,162	1.41%[a]	N/A	1.13%[a]
9/30/19	12.36	0.15	(0.08)aa	0.07	(0.14)	(0.72)	(0.86)	11.57	1.27%	7,236	1.46%	1.42%	1.35%
9/30/18	12.09	0.13	0.97	1.10	(0.16)	(0.67)	(0.83)	12.36	9.32%	8,002	1.40%	1.30%	1.08%
9/30/17	10.95	0.12	1.24	1.36	(0.16)	(0.06)	(0.22)	12.09	12.58%	7,251	1.38%	1.30%	1.08%
9/30/16	11.18	0.14	0.82	0.96	(0.26)	(0.93)	(1.19)	10.95	9.29%	5,002	1.38%	1.30%	1.31%
9/30/15	12.72	0.14	(0.44)	(0.30)	(0.17)	(1.07)	(1.24)	11.18	(2.66%)	1,734	1.35%	1.30%	1.16%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 13.98	$ 0.16	$ (2.95)	$ (2.79)	$ (0.31)	$ (0.71)	$ (1.02)	$ 10.17	(21.92%)[b]	$ 8,786	0.69%[a]	2.31%[a]
9/30/19	17.06	0.28	(0.76)	(0.48)	(0.40)	(2.20)	(2.60)	13.98	(1.20%)	16,781	0.64%	2.03%
9/30/18	17.67	0.29	1.28	1.57	(0.36)	(1.82)	(2.18)	17.06	9.34%	19,546	0.57%	1.74%
9/30/17	16.05	0.31	2.40	2.71	(0.53)	(0.56)	(1.09)	17.67	17.36%	79,531	0.57%	1.87%
9/30/16	14.75	0.35	1.56	1.91	(0.32)	(0.29)	(0.61)	16.05	13.26%	73,202	0.53%	2.29%
9/30/15	15.75	0.29	(1.00)	(0.71)	(0.29)	—	(0.29)	14.75	(4.64%)	163,640	0.53%	1.84%
Class R5
3/31/20[r]	$ 14.01	$ 0.15	$ (2.96)	$ (2.81)	$ (0.29)	$ (0.71)	$ (1.00)	$ 10.20	(21.95%)[b]	$ 39,920	0.79%[a]	2.24%[a]
9/30/19	17.09	0.27	(0.76)	(0.49)	(0.39)	(2.20)	(2.59)	14.01	(1.32%)	53,709	0.74%	1.92%
9/30/18	17.69	0.28	1.28	1.56	(0.34)	(1.82)	(2.16)	17.09	9.27%	59,987	0.67%	1.65%
9/30/17	16.06	0.30	2.40	2.70	(0.51)	(0.56)	(1.07)	17.69	17.31%	46,583	0.67%	1.78%
9/30/16	14.76	0.34	1.55	1.89	(0.30)	(0.29)	(0.59)	16.06	13.11%	46,644	0.63%	2.22%
9/30/15	15.76	0.28	(1.01)	(0.73)	(0.27)	—	(0.27)	14.76	(4.74%)	46,754	0.63%	1.73%
Service Class
3/31/20[r]	$ 13.88	$ 0.14	$ (2.94)	$ (2.80)	$ (0.26)	$ (0.71)	$ (0.97)	$ 10.11	(22.03%)[b]	$ 10,069	0.89%[a]	2.09%[a]
9/30/19	16.95	0.25	(0.76)	(0.51)	(0.36)	(2.20)	(2.56)	13.88	(1.43%)	20,401	0.84%	1.82%
9/30/18	17.57	0.26	1.26	1.52	(0.32)	(1.82)	(2.14)	16.95	9.10%	50,102	0.77%	1.55%
9/30/17	15.95	0.28	2.39	2.67	(0.49)	(0.56)	(1.05)	17.57	17.19%	49,413	0.77%	1.65%
9/30/16	14.66	0.32	1.55	1.87	(0.29)	(0.29)	(0.58)	15.95	13.03%	64,634	0.73%	2.12%
9/30/15	15.66	0.26	(1.00)	(0.74)	(0.26)	—	(0.26)	14.66	(4.84%)	65,799	0.73%	1.65%

		Year ended September 30
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	2015
Portfolio turnover rate	24%	53%	80%	102%	109%	113%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 14.20	$ 0.14	$ (3.02)	$ (2.88)	$ (0.25)	$ (0.71)	$ (0.96)	$ 10.36	(22.07%)[b]	$ 3,121	0.99%[a]	2.01%[a]
9/30/19	17.27	0.25	(0.76)	(0.51)	(0.36)	(2.20)	(2.56)	14.20	(1.46%)	5,731	0.94%	1.72%
9/30/18	17.86	0.25	1.29	1.54	(0.31)	(1.82)	(2.13)	17.27	9.02%	9,147	0.87%	1.46%
9/30/17	16.21	0.27	2.41	2.68	(0.47)	(0.56)	(1.03)	17.86	17.01%	5,970	0.87%	1.57%
9/30/16	14.88	0.31	1.58	1.89	(0.27)	(0.29)	(0.56)	16.21	12.97%	5,801	0.83%	2.00%
9/30/15	15.90	0.25	(1.02)	(0.77)	(0.25)	—	(0.25)	14.88	(4.97%)	7,460	0.83%	1.55%
Class A
3/31/20[r]	$ 13.73	$ 0.12	$ (2.91)	$ (2.79)	$ (0.23)	$ (0.71)	$ (0.94)	$ 10.00	(22.17%)[b]	$ 4,960	1.24%[a]	1.81%[a]
9/30/19	16.78	0.20	(0.74)	(0.54)	(0.31)	(2.20)	(2.51)	13.73	(1.75%)	6,012	1.19%	1.48%
9/30/18	17.39	0.20	1.25	1.45	(0.24)	(1.82)	(2.06)	16.78	8.74%	8,886	1.12%	1.20%
9/30/17	15.82	0.22	2.36	2.58	(0.45)	(0.56)	(1.01)	17.39	16.74%	9,120	1.12%	1.32%
9/30/16	14.53	0.27	1.53	1.80	(0.22)	(0.29)	(0.51)	15.82	12.65%	10,415	1.08%	1.78%
9/30/15	15.51	0.20	(0.98)	(0.78)	(0.20)	—	(0.20)	14.53	(5.13%)	8,081	1.08%	1.30%
Class R4
3/31/20[r]	$ 13.63	$ 0.12	$ (2.88)	$ (2.76)	$ (0.24)	$ (0.71)	$ (0.95)	$ 9.92	(22.14%)[b]	$ 2,295	1.14%[a]	1.85%[a]
9/30/19	16.67	0.22	(0.75)	(0.53)	(0.31)	(2.20)	(2.51)	13.63	(1.65%)	4,039	1.09%	1.58%
9/30/18	17.32	0.22	1.24	1.46	(0.29)	(1.82)	(2.11)	16.67	8.84%	6,428	1.02%	1.30%
9/30/17	15.77	0.24	2.36	2.60	(0.49)	(0.56)	(1.05)	17.32	16.94%	10,139	1.02%	1.43%
9/30/16	14.51	0.28	1.53	1.81	(0.26)	(0.29)	(0.55)	15.77	12.75%	4,127	0.98%	1.90%
9/30/15	15.52	0.21	(0.98)	(0.77)	(0.24)	—	(0.24)	14.51	(5.10%)	2,524	0.98%	1.34%
Class R3
3/31/20[r]	$ 13.85	$ 0.11	$ (2.94)	$ (2.83)	$ (0.21)	$ (0.71)	$ (0.92)	$ 10.10	(22.22%)[b]	$ 3,261	1.39%[a]	1.64%[a]
9/30/19	16.90	0.18	(0.74)	(0.56)	(0.29)	(2.20)	(2.49)	13.85	(1.85%)	4,346	1.34%	1.33%
9/30/18	17.56	0.18	1.25	1.43	(0.27)	(1.82)	(2.09)	16.90	8.53%	4,196	1.27%	1.05%
9/30/17	15.92	0.20	2.38	2.58	(0.38)	(0.56)	(0.94)	17.56	16.62%	3,820	1.27%	1.18%
9/30/16	14.62	0.25	1.54	1.79	(0.20)	(0.29)	(0.49)	15.92	12.49%	648	1.23%	1.66%
9/30/15	15.61	0.19	(1.00)	(0.81)	(0.18)	—	(0.18)	14.62	(5.29%)	185	1.23%	1.19%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 11.07	$ 0.06	$ (1.35)	$ (1.29)	$ (0.13)	$ (0.96)	$ (1.09)	$ 8.69	(13.54%)[b]	$ 24,198	0.74%[a]	1.16%[a]
9/30/19	12.04	0.14	0.30	0.44	(0.13)	(1.28)	(1.41)	11.07	5.60%	24,639	0.73%	1.29%
9/30/18	11.94	0.14	0.89	1.03	(0.14)	(0.79)	(0.93)	12.04	9.11%	24,123	0.71%	1.17%
9/30/17	10.42	0.16	1.81	1.97	(0.15)	(0.30)	(0.45)	11.94	19.50%	8,516	0.71%	1.40%
9/30/16	13.75	0.18	1.43	1.61	(0.22)	(4.72)	(4.94)	10.42	14.34%	739	0.72%	1.68%
9/30/15	14.23	0.14	(0.19)	(0.05)	(0.13)	(0.30)	(0.43)	13.75	(0.36%)	37	0.65%	0.99%
Class R5
3/31/20[r]	$ 11.06	$ 0.06	$ (1.36)	$ (1.30)	$ (0.11)	$ (0.96)	$ (1.07)	$ 8.69	(13.56%)[b]	$ 38,633	0.84%[a]	1.04%[a]
9/30/19	12.03	0.13	0.29	0.42	(0.11)	(1.28)	(1.39)	11.06	5.47%	48,226	0.83%	1.19%
9/30/18	11.93	0.12	0.90	1.02	(0.13)	(0.79)	(0.92)	12.03	9.00%	67,695	0.81%	1.04%
9/30/17	10.41	0.15	1.81	1.96	(0.14)	(0.30)	(0.44)	11.93	19.40%	78,580	0.81%	1.36%
9/30/16	13.73	0.13	1.48	1.61	(0.21)	(4.72)	(4.93)	10.41	14.28%	73,380	0.82%	1.27%
9/30/15	14.22	0.14	(0.21)	(0.07)	(0.12)	(0.30)	(0.42)	13.73	(0.50%)	69,529	0.76%	0.95%
Service Class
3/31/20[r]	$ 11.50	$ 0.05	$ (1.43)	$ (1.38)	$ (0.10)	$ (0.96)	$ (1.06)	$ 9.06	(13.73%)[b]	$ 140	0.94%[a]	0.85%[a]
9/30/19	12.44	0.12	0.32	0.44	(0.10)	(1.28)	(1.38)	11.50	5.38%	652	0.93%	1.08%
9/30/18	12.30	0.11	0.93	1.04	(0.11)	(0.79)	(0.90)	12.44	8.94%	738	0.91%	0.95%
9/30/17	10.71	0.15	1.85	2.00	(0.11)	(0.30)	(0.41)	12.30	19.21%	1,133	0.91%	1.28%
9/30/16	13.91	0.12	1.51	1.63	(0.11)	(4.72)	(4.83)	10.71	14.21%	1,979	0.92%	0.98%
9/30/15	14.40	0.13	(0.21)	(0.08)	(0.11)	(0.30)	(0.41)	13.91	(0.57%)	6,517	0.86%	0.88%

		Year ended September 30
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	2015
Portfolio turnover rate	20%	55%	64%	35%	38%	54%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 11.05	$ 0.04	$ (1.36)	$ (1.32)	$ (0.09)	$ (0.96)	$ (1.05)	$ 8.68	(13.75%)[b]	$ 17,876	1.04%[a]	0.83%[a]
9/30/19	12.01	0.10	0.31	0.41	(0.09)	(1.28)	(1.37)	11.05	5.30%	24,458	1.03%	0.98%
9/30/18	11.91	0.10	0.89	0.99	(0.10)	(0.79)	(0.89)	12.01	8.79%	28,295	1.01%	0.84%
9/30/17	10.40	0.13	1.80	1.93	(0.12)	(0.30)	(0.42)	11.91	19.07%	30,996	1.01%	1.17%
9/30/16	13.71	0.11	1.48	1.59	(0.18)	(4.72)	(4.90)	10.40	14.11%	29,371	1.02%	1.05%
9/30/15	14.19	0.11	(0.20)	(0.09)	(0.09)	(0.30)	(0.39)	13.71	(0.63%)	31,644	0.96%	0.77%
Class A
3/31/20[r]	$ 10.86	$ 0.03	$ (1.34)	$ (1.31)	$ (0.06)	$ (0.96)	$ (1.02)	$ 8.53	(13.83%)[b]	$ 10,264	1.29%[a]	0.59%[a]
9/30/19	11.83	0.08	0.29	0.37	(0.06)	(1.28)	(1.34)	10.86	5.01%	12,843	1.28%	0.74%
9/30/18	11.75	0.07	0.88	0.95	(0.08)	(0.79)	(0.87)	11.83	8.49%	14,495	1.26%	0.60%
9/30/17	10.26	0.10	1.79	1.89	(0.10)	(0.30)	(0.40)	11.75	18.88%	13,096	1.26%	0.90%
9/30/16	13.58	0.09	1.45	1.54	(0.14)	(4.72)	(4.86)	10.26	13.78%	11,877	1.27%	0.82%
9/30/15	14.07	0.07	(0.20)	(0.13)	(0.06)	(0.30)	(0.36)	13.58	(0.96%)	12,906	1.21%	0.52%
Class R4
3/31/20[r]	$ 10.77	$ 0.04	$ (1.32)	$ (1.28)	$ (0.08)	$ (0.96)	$ (1.04)	$ 8.45	(13.74%)[b]	$ 5,194	1.19%[a]	0.69%[a]
9/30/19	11.75	0.09	0.29	0.38	(0.08)	(1.28)	(1.36)	10.77	5.08%	6,379	1.18%	0.83%
9/30/18	11.67	0.08	0.87	0.95	(0.08)	(0.79)	(0.87)	11.75	8.63%	6,394	1.16%	0.70%
9/30/17	10.22	0.11	1.78	1.89	(0.14)	(0.30)	(0.44)	11.67	19.02%	5,268	1.16%	0.99%
9/30/16	13.57	0.15	1.40	1.55	(0.18)	(4.72)	(4.90)	10.22	13.88%	3,421	1.17%	1.45%
9/30/15	14.07	0.09	(0.21)	(0.12)	(0.08)	(0.30)	(0.38)	13.57	(0.85%)	105	1.11%	0.63%
Class R3
3/31/20[r]	$ 10.88	$ 0.02	$ (1.34)	$ (1.32)	$ (0.04)	$ (0.96)	$ (1.00)	$ 8.56	(13.85%)[b]	$ 958	1.44%[a]	0.43%[a]
9/30/19	11.85	0.06	0.30	0.36	(0.05)	(1.28)	(1.33)	10.88	4.87%	1,239	1.43%	0.61%
9/30/18	11.76	0.05	0.88	0.93	(0.05)	(0.79)	(0.84)	11.85	8.34%	1,813	1.41%	0.45%
9/30/17	10.30	0.08	1.79	1.87	(0.11)	(0.30)	(0.41)	11.76	18.69%	1,144	1.41%	0.74%
9/30/16	13.66	0.07	1.46	1.53	(0.17)	(4.72)	(4.89)	10.30	13.60%	802	1.42%	0.70%
9/30/15	14.15	0.05	(0.20)	(0.15)	(0.04)	(0.30)	(0.34)	13.66	(1.07%)	140	1.36%	0.38%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 11.00	$ 0.05	$ (0.53)	$ (0.48)	$ (0.11)	$ (1.31)	$ (1.42)	$ 9.10	(6.07%)[b]	$ 25,889	0.56%[a]	0.92%[a]
9/30/19	14.37	0.10	(0.47)	(0.37)	(0.15)	(2.85)	(3.00)	11.00	0.99%	28,367	0.55%	0.89%
9/30/18	13.13	0.10	2.81	2.91	(0.12)	(1.55)	(1.67)	14.37	23.95%	30,279	0.52%	0.78%
9/30/17	11.69	0.13	2.30	2.43	(0.17)	(0.82)	(0.99)	13.13	22.32%	113,313	0.53%	1.09%
9/30/16	11.37	0.14	1.17	1.31	(0.14)	(0.85)	(0.99)	11.69	11.94%	107,336	0.51%	1.22%
9/30/15	12.87	0.15	0.04	0.19	(0.14)	(1.55)	(1.69)	11.37	1.30%	184,981	0.50%	1.21%
Class R5
3/31/20[r]	$ 11.00	$ 0.04	$ (0.52)	$ (0.48)	$ (0.10)	$ (1.31)	$ (1.41)	$ 9.11	(6.08%)[b]	$ 74,571	0.66%[a]	0.82%[a]
9/30/19	14.37	0.09	(0.48)	(0.39)	(0.13)	(2.85)	(2.98)	11.00	0.85%	100,651	0.65%	0.79%
9/30/18	13.14	0.09	2.80	2.89	(0.11)	(1.55)	(1.66)	14.37	23.72%	112,178	0.62%	0.69%
9/30/17	11.69	0.12	2.31	2.43	(0.16)	(0.82)	(0.98)	13.14	22.27%	87,103	0.63%	1.00%
9/30/16	11.38	0.13	1.16	1.29	(0.13)	(0.85)	(0.98)	11.69	11.70%	76,893	0.61%	1.12%
9/30/15	12.88	0.14	0.04	0.18	(0.13)	(1.55)	(1.68)	11.38	1.29%	85,630	0.60%	1.12%
Service Class
3/31/20[r]	$ 11.04	$ 0.04	$ (0.54)	$ (0.50)	$ (0.07)	$ (1.31)	$ (1.38)	$ 9.16	(6.18%)[b]	$ 18,933	0.76%[a]	0.71%[a]
9/30/19	14.40	0.08	(0.47)	(0.39)	(0.12)	(2.85)	(2.97)	11.04	0.79%	31,895	0.75%	0.71%
9/30/18	13.17	0.08	2.80	2.88	(0.10)	(1.55)	(1.65)	14.40	23.54%	74,294	0.72%	0.59%
9/30/17	11.71	0.11	2.31	2.42	(0.14)	(0.82)	(0.96)	13.17	22.15%	73,755	0.73%	0.89%
9/30/16	11.40	0.12	1.16	1.28	(0.12)	(0.85)	(0.97)	11.71	11.58%	80,551	0.71%	1.02%
9/30/15	12.90	0.12	0.05	0.17	(0.12)	(1.55)	(1.67)	11.40	1.19%	87,882	0.70%	1.02%

		Year ended September 30
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	2015
Portfolio turnover rate	25%	49%	73%	105%	124%	138%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 11.19	$ 0.03	$ (0.54)	$ (0.51)	$ (0.08)	$ (1.31)	$ (1.39)	$ 9.29	(6.26%)[b]	$ 32,308	0.86%[a]	0.62%[a]
9/30/19	14.55	0.07	(0.47)	(0.40)	(0.11)	(2.85)	(2.96)	11.19	0.66%	37,316	0.85%	0.60%
9/30/18	13.28	0.07	2.83	2.90	(0.08)	(1.55)	(1.63)	14.55	23.51%	42,622	0.82%	0.49%
9/30/17	11.81	0.09	2.34	2.43	(0.14)	(0.82)	(0.96)	13.28	21.95%	41,678	0.83%	0.78%
9/30/16	11.48	0.10	1.19	1.29	(0.11)	(0.85)	(0.96)	11.81	11.57%	38,399	0.81%	0.91%
9/30/15	12.98	0.11	0.04	0.15	(0.10)	(1.55)	(1.65)	11.48	1.08%	33,634	0.80%	0.91%
Class A
3/31/20[r]	$ 10.80	$ 0.02	$ (0.52)	$ (0.50)	$ (0.05)	$ (1.31)	$ (1.36)	$ 8.94	(6.36%)[b]	$ 22,135	1.11%[a]	0.36%[a]
9/30/19	14.15	0.04	(0.47)	(0.43)	(0.07)	(2.85)	(2.92)	10.80	0.42%	29,210	1.10%	0.35%
9/30/18	12.95	0.03	2.77	2.80	(0.05)	(1.55)	(1.60)	14.15	23.22%	39,399	1.07%	0.24%
9/30/17	11.53	0.07	2.28	2.35	(0.11)	(0.82)	(0.93)	12.95	21.73%	36,625	1.08%	0.55%
9/30/16	11.23	0.07	1.15	1.22	(0.07)	(0.85)	(0.92)	11.53	11.23%	38,743	1.06%	0.67%
9/30/15	12.74	0.08	0.04	0.12	(0.08)	(1.55)	(1.63)	11.23	0.78%	38,035	1.05%	0.66%
Class R4
3/31/20[r]	$ 10.70	$ 0.02	$ (0.51)	$ (0.49)	$ (0.06)	$ (1.31)	$ (1.37)	$ 8.84	(6.29%)[b]	$ 20,706	1.01%[a]	0.47%[a]
9/30/19	14.05	0.05	(0.46)	(0.41)	(0.09)	(2.85)	(2.94)	10.70	0.59%	24,049	1.00%	0.45%
9/30/18	12.89	0.04	2.74	2.78	(0.07)	(1.55)	(1.62)	14.05	23.26%	31,265	0.97%	0.34%
9/30/17	11.50	0.07	2.27	2.34	(0.13)	(0.82)	(0.95)	12.89	21.80%	26,809	0.98%	0.61%
9/30/16	11.23	0.08	1.16	1.24	(0.12)	(0.85)	(0.97)	11.50	11.38%	14,016	0.96%	0.75%
9/30/15	12.74	0.09	0.05	0.14	(0.10)	(1.55)	(1.65)	11.23	0.94%	6,003	0.95%	0.78%
Class R3
3/31/20[r]	$ 10.66	$ 0.01	$ (0.51)	$ (0.50)	$ (0.02)	$ (1.31)	$ (1.33)	$ 8.83	(6.39%)[b]	$ 4,491	1.26%[a]	0.21%[a]
9/30/19	14.02	0.02	(0.47)	(0.45)	(0.06)	(2.85)	(2.91)	10.66	0.23%	6,015	1.25%	0.20%
9/30/18	12.86	0.01	2.74	2.75	(0.04)	(1.55)	(1.59)	14.02	23.01%	7,119	1.22%	0.10%
9/30/17	11.45	0.04	2.27	2.31	(0.08)	(0.82)	(0.90)	12.86	21.52%	4,310	1.23%	0.38%
9/30/16	11.21	0.06	1.14	1.20	(0.11)	(0.85)	(0.96)	11.45	11.01%	3,159	1.21%	0.55%
9/30/15	12.73	0.06	0.04	0.10	(0.07)	(1.55)	(1.62)	11.21	0.66%	3,637	1.20%	0.51%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 13.72	$ 0.06	$ (3.42)	$ (3.36)	$ (0.06)	$ (0.07)	$ (0.13)	$ 10.23	(24.80%)[b]	$ 26,331	0.69%[a]	0.90%[a]
9/30/19	16.47	0.11	(1.43)	(1.32)	(0.07)	(1.36)	(1.43)	13.72	(7.01%)	35,326	0.70%	0.82%
9/30/18	16.41	0.11	1.96	2.07	(0.07)	(1.94)	(2.01)	16.47	13.93%	40,439	0.69%	0.73%
9/30/17	13.81	0.11	3.01	3.12	(0.18)	(0.34)	(0.52)	16.41	23.05%	15,105	0.70%	0.75%
9/30/16	13.84	0.17	1.31	1.48	(0.12)	(1.39)	(1.51)	13.81	11.60%	3,642	0.71%	1.33%
9/30/15	15.78	0.13	0.44	0.57	(0.17)	(2.34)	(2.51)	13.84	2.63%	0[f]	0.68%	0.84%
Class R5
3/31/20[r]	$ 13.69	$ 0.06	$ (3.42)	$ (3.36)	$ (0.05)	$ (0.07)	$ (0.12)	$ 10.21	(24.83%)[b]	$ 66,659	0.79%[a]	0.81%[a]
9/30/19	16.44	0.10	(1.43)	(1.33)	(0.06)	(1.36)	(1.42)	13.69	(7.14%)	61,826	0.80%	0.71%
9/30/18	16.38	0.10	1.96	2.06	(0.06)	(1.94)	(2.00)	16.44	13.82%	77,025	0.79%	0.62%
9/30/17	13.78	0.10	3.00	3.10	(0.16)	(0.34)	(0.50)	16.38	22.99%	64,889	0.80%	0.63%
9/30/16	13.82	0.15	1.30	1.45	(0.10)	(1.39)	(1.49)	13.78	11.40%	61,310	0.81%	1.16%
9/30/15	15.77	0.13	0.41	0.54	(0.15)	(2.34)	(2.49)	13.82	2.44%	58,840	0.79%	0.82%
Service Class
3/31/20[r]	$ 13.66	$ 0.05	$ (3.42)	$ (3.37)	$ (0.03)	$ (0.07)	$ (0.10)	$ 10.19	(24.90%)[b]	$ 12,640	0.89%[a]	0.69%[a]
9/30/19	16.39	0.08	(1.41)	(1.33)	(0.04)	(1.36)	(1.40)	13.66	(7.16%)	17,073	0.90%	0.61%
9/30/18	16.34	0.08	1.95	2.03	(0.04)	(1.94)	(1.98)	16.39	13.68%	18,192	0.89%	0.52%
9/30/17	13.75	0.08	3.00	3.08	(0.15)	(0.34)	(0.49)	16.34	22.87%	14,726	0.90%	0.54%
9/30/16	13.81	0.14	1.29	1.43	(0.10)	(1.39)	(1.49)	13.75	11.23%	13,313	0.91%	1.08%
9/30/15	15.76	0.11	0.43	0.54	(0.15)	(2.34)	(2.49)	13.81	2.41%	6,927	0.89%	0.73%

		Year ended September 30
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	2015
Portfolio turnover rate	26%	34%	57%	62%	57%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
f	Amount is less than $500.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 13.57	$ 0.04	$ (3.39)	$ (3.35)	$ (0.02)	$ (0.07)	$ (0.09)	$ 10.13	(24.92%)[b]	$ 14,838	0.99%[a]	0.59%[a]
9/30/19	16.29	0.07	(1.41)	(1.34)	(0.02)	(1.36)	(1.38)	13.57	(7.28%)	20,377	1.00%	0.51%
9/30/18	16.25	0.07	1.94	2.01	(0.03)	(1.94)	(1.97)	16.29	13.59%	26,503	0.99%	0.42%
9/30/17	13.68	0.07	2.98	3.05	(0.14)	(0.34)	(0.48)	16.25	22.75%	23,967	1.00%	0.44%
9/30/16	13.72	0.12	1.29	1.41	(0.06)	(1.39)	(1.45)	13.68	11.17%	17,641	1.01%	0.94%
9/30/15	15.68	0.10	0.41	0.51	(0.13)	(2.34)	(2.47)	13.72	2.25%	18,171	0.99%	0.64%
Class A
3/31/20[r]	$ 13.21	$ 0.02	$ (3.30)	$ (3.28)	$ —	$ (0.07)	$ (0.07)	$ 9.86	(25.01%)[b]	$ 34,470	1.24%[a]	0.34%[a]
9/30/19	15.92	0.03	(1.38)	(1.35)	—	(1.36)	(1.36)	13.21	(7.54%)	50,524	1.25%	0.26%
9/30/18	15.93	0.03	1.90	1.93	—	(1.94)	(1.94)	15.92	13.34%	69,157	1.24%	0.17%
9/30/17	13.42	0.03	2.92	2.95	(0.10)	(0.34)	(0.44)	15.93	22.42%	73,462	1.25%	0.19%
9/30/16	13.49	0.09	1.26	1.35	(0.03)	(1.39)	(1.42)	13.42	10.88%	69,495	1.26%	0.70%
9/30/15	15.43	0.06	0.42	0.48	(0.08)	(2.34)	(2.42)	13.49	2.04%	66,359	1.24%	0.38%
Class R4
3/31/20[r]	$ 13.12	$ 0.03	$ (3.29)	$ (3.26)	$ —	$ (0.07)	$ (0.07)	$ 9.79	(25.03%)[b]	$ 7,055	1.14%[a]	0.44%[a]
9/30/19	15.81	0.05	(1.38)	(1.33)	(0.00)[d]	(1.36)	(1.36)	13.12	(7.43%)	10,591	1.15%	0.36%
9/30/18	15.83	0.04	1.89	1.93	(0.01)	(1.94)	(1.95)	15.81	13.42%	11,773	1.14%	0.26%
9/30/17	13.36	0.04	2.91	2.95	(0.14)	(0.34)	(0.48)	15.83	22.50%	9,717	1.15%	0.29%
9/30/16	13.48	0.10	1.27	1.37	(0.10)	(1.39)	(1.49)	13.36	11.06%	4,467	1.16%	0.75%
9/30/15	15.44	0.12	0.38	0.50	(0.12)	(2.34)	(2.46)	13.48	2.17%	571	1.14%	0.84%
Class R3
3/31/20[r]	$ 13.00	$ 0.01	$ (3.25)	$ (3.24)	$ —	$ (0.07)	$ (0.07)	$ 9.69	(25.10%)[b]	$ 5,237	1.39%[a]	0.18%[a]
9/30/19	15.71	0.01	(1.36)	(1.35)	—	(1.36)	(1.36)	13.00	(7.66%)	8,551	1.40%	0.11%
9/30/18	15.77	0.00[d]	1.88	1.88	—	(1.94)	(1.94)	15.71	13.14%	10,564	1.39%	0.02%
9/30/17	13.32	0.01	2.89	2.90	(0.11)	(0.34)	(0.45)	15.77	22.19%	9,008	1.40%	0.04%
9/30/16	13.46	0.07	1.25	1.32	(0.07)	(1.39)	(1.46)	13.32	10.72%	5,524	1.41%	0.51%
9/30/15	15.42	0.07	0.40	0.47	(0.09)	(2.34)	(2.43)	13.46	1.97%	1,245	1.39%	0.45%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 12.35	$ 0.00[d]	$ (1.42)	$ (1.42)	$ (0.09)	$ (0.03)	$ (0.12)	$ 10.81	(11.67%)[b]	$ 56,085	0.85%[a]	0.01%[a]
9/30/19	16.08	0.10	(0.83)	(0.73)	(0.11)	(2.89)	(3.00)	12.35	(1.93%)	70,159	0.84%	0.79%
9/30/18	16.46	0.13	1.52	1.65	(0.16)	(1.87)	(2.03)	16.08	10.39%	50,503	0.86%	0.79%
9/30/17	13.47	0.12	3.43	3.55	(0.18)	(0.38)	(0.56)	16.46	27.53%	34,308	0.86%	0.78%
9/30/16	13.94	0.11	0.66	0.77	(0.14)	(1.10)	(1.24)	13.47	5.50%	16,576	0.85%	0.85%
9/30/15	15.11	0.18	(0.46)	(0.28)	(0.19)	(0.70)	(0.89)	13.94	(1.92%)	1,044	0.84%	1.16%
Class R5
3/31/20[r]	$ 12.36	$ (0.01)	$ (1.41)	$ (1.42)	$ (0.08)	$ (0.03)	$ (0.11)	$ 10.83	(11.66%)[b]	$ 83,951	0.95%[a]	(0.08%)[a]
9/30/19	16.09	0.08	(0.83)	(0.75)	(0.09)	(2.89)	(2.98)	12.36	(2.07%)	98,379	0.94%	0.66%
9/30/18	16.47	0.11	1.53	1.64	(0.15)	(1.87)	(2.02)	16.09	10.28%	101,536	0.96%	0.65%
9/30/17	13.46	0.08	3.48	3.56	(0.17)	(0.38)	(0.55)	16.47	27.55%	120,521	0.96%	0.54%
9/30/16	13.93	0.12	0.63	0.75	(0.12)	(1.10)	(1.22)	13.46	5.37%	125,171	0.95%	0.89%
9/30/15	15.11	0.15	(0.46)	(0.31)	(0.17)	(0.70)	(0.87)	13.93	(2.07%)	166,316	0.94%	0.99%
Service Class
3/31/20[r]	$ 12.23	$ (0.01)	$ (1.40)	$ (1.41)	$ (0.06)	$ (0.03)	$ (0.09)	$ 10.73	(11.66%)[b]	$ 5,710	1.05%[a]	(0.18%)[a]
9/30/19	15.94	0.06	(0.82)	(0.76)	(0.06)	(2.89)	(2.95)	12.23	(2.23%)	6,361	1.04%	0.43%
9/30/18	16.33	0.10	1.51	1.61	(0.13)	(1.87)	(2.00)	15.94	10.17%	16,104	1.06%	0.60%
9/30/17	13.35	0.07	3.44	3.51	(0.15)	(0.38)	(0.53)	16.33	27.37%	19,086	1.06%	0.46%
9/30/16	13.83	0.11	0.62	0.73	(0.11)	(1.10)	(1.21)	13.35	5.28%	28,699	1.05%	0.87%
9/30/15	15.01	0.14	(0.46)	(0.32)	(0.16)	(0.70)	(0.86)	13.83	(2.15%)	30,582	1.04%	0.95%

		Year ended September 30
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	2015
Portfolio turnover rate	9%	32%	42%	30%	25%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 12.34	$ (0.02)	$ (1.41)	$ (1.43)	$ (0.05)	$ (0.03)	$ (0.08)	$ 10.83	(11.69%)[b]	$ 64,675	1.15%[a]	(0.28%)[a]
9/30/19	16.06	0.06	(0.83)	(0.77)	(0.06)	(2.89)	(2.95)	12.34	(2.30%)	77,097	1.14%	0.45%
9/30/18	16.44	0.07	1.53	1.60	(0.11)	(1.87)	(1.98)	16.06	10.07%	90,239	1.16%	0.46%
9/30/17	13.44	0.05	3.47	3.52	(0.14)	(0.38)	(0.52)	16.44	27.24%	103,200	1.16%	0.36%
9/30/16	13.91	0.09	0.63	0.72	(0.09)	(1.10)	(1.19)	13.44	5.15%	99,085	1.15%	0.68%
9/30/15	15.08	0.12	(0.45)	(0.33)	(0.14)	(0.70)	(0.84)	13.91	(2.23%)	120,753	1.14%	0.79%
Class A
3/31/20[r]	$ 12.17	$ (0.04)	$ (1.39)	$ (1.43)	$ (0.02)	$ (0.03)	$ (0.05)	$ 10.69	(11.84%)[b]	$ 17,438	1.40%[a]	(0.55%)[a]
9/30/19	15.87	0.03	(0.82)	(0.79)	(0.02)	(2.89)	(2.91)	12.17	(2.48%)	24,676	1.39%	0.20%
9/30/18	16.27	0.03	1.51	1.54	(0.07)	(1.87)	(1.94)	15.87	9.74%	31,725	1.41%	0.21%
9/30/17	13.29	0.02	3.44	3.46	(0.10)	(0.38)	(0.48)	16.27	26.99%	30,769	1.41%	0.12%
9/30/16	13.77	0.06	0.61	0.67	(0.05)	(1.10)	(1.15)	13.29	4.85%	32,200	1.40%	0.44%
9/30/15	14.92	0.08	(0.44)	(0.36)	(0.09)	(0.70)	(0.79)	13.77	(2.44%)	40,690	1.39%	0.54%
Class R4
3/31/20[r]	$ 11.98	$ (0.03)	$ (1.37)	$ (1.40)	$ (0.03)	$ (0.03)	$ (0.06)	$ 10.52	(11.77%)[b]	$ 6,080	1.30%[a]	(0.44%)[a]
9/30/19	15.71	0.04	(0.82)	(0.78)	(0.06)	(2.89)	(2.95)	11.98	(2.45%)	7,531	1.29%	0.32%
9/30/18	16.13	0.04	1.51	1.55	(0.10)	(1.87)	(1.97)	15.71	9.90%	7,790	1.31%	0.27%
9/30/17	13.21	0.03	3.41	3.44	(0.14)	(0.38)	(0.52)	16.13	27.05%	5,560	1.31%	0.20%
9/30/16	13.74	0.09	0.61	0.70	(0.13)	(1.10)	(1.23)	13.21	5.05%	4,322	1.30%	0.73%
9/30/15	14.93	0.12	(0.48)	(0.36)	(0.13)	(0.70)	(0.83)	13.74	(2.44%)	729	1.29%	0.79%
Class R3
3/31/20[r]	$ 12.10	$ (0.04)	$ (1.39)	$ (1.43)	$ (0.01)	$ (0.03)	$ (0.04)	$ 10.63	(11.90%)[b]	$ 7,651	1.55%[a]	(0.69%)[a]
9/30/19	15.80	0.01	(0.82)	(0.81)	—	(2.89)	(2.89)	12.10	(2.69%)	10,226	1.54%	0.06%
9/30/18	16.21	0.01	1.51	1.52	(0.06)	(1.87)	(1.93)	15.80	9.64%	11,029	1.56%	0.06%
9/30/17	13.27	(0.00)[d]	3.42	3.42	(0.10)	(0.38)	(0.48)	16.21	26.73%	10,696	1.56%	(0.03%)
9/30/16	13.79	0.05	0.61	0.66	(0.08)	(1.10)	(1.18)	13.27	4.78%	8,702	1.55%	0.42%
9/30/15	14.97	0.05	(0.43)	(0.38)	(0.10)	(0.70)	(0.80)	13.79	(2.63%)	2,905	1.54%	0.36%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 12.01	$ (0.00)[d]	$ (1.10)	$ (1.10)	$ (0.13)	$ (0.37)	$ (0.50)	$ 10.41	(9.93%)[b]	$ 75,959	0.99%[a]	0.97%[a]	(0.05%)[a]
9/30/19	12.99	0.09	(0.49)	(0.40)	(0.12)	(0.46)	(0.58)	12.01	(2.49%)	149,979	0.93%	0.92%	0.81%
9/30/18	13.44	0.14	(0.42)	(0.28)	(0.17)	—	(0.17)	12.99	(2.14%)	293,575	0.96%	0.94%	1.01%
9/30/17	11.97	0.18	1.61	1.79	(0.15)	(0.17)	(0.32)	13.44	15.60%	246,510	0.96%	0.94%	1.46%
9/30/16	11.55	0.15	0.85	1.00	(0.14)	(0.44)	(0.58)	11.97	8.86%	195,019	0.95%	0.94%	1.30%
9/30/15	14.39	0.18	(0.60)	(0.42)	(0.18)	(2.24)	(2.42)	11.55	(3.02%)	169,842	0.96%	N/A	1.42%
Class R5
3/31/20[r]	$ 12.00	$ (0.01)	$ (1.09)	$ (1.10)	$ (0.12)	$ (0.37)	$ (0.49)	$ 10.41	(9.95%)[b]	$ 67,404	1.09%[a]	1.07%[a]	(0.10%)[a]
9/30/19	12.98	0.10	(0.51)	(0.41)	(0.11)	(0.46)	(0.57)	12.00	(2.63%)	94,827	1.03%	1.02%	0.89%
9/30/18	13.44	0.12	(0.42)	(0.30)	(0.16)	—	(0.16)	12.98	(2.32%)	147,654	1.06%	1.04%	0.85%
9/30/17	11.97	0.17	1.61	1.78	(0.14)	(0.17)	(0.31)	13.44	15.47%	195,316	1.06%	1.04%	1.38%
9/30/16	11.54	0.14	0.85	0.99	(0.12)	(0.44)	(0.56)	11.97	8.83%	221,320	1.05%	1.04%	1.18%
9/30/15	14.38	0.13	(0.57)	(0.44)	(0.16)	(2.24)	(2.40)	11.54	(3.17%)	251,687	1.06%	N/A	1.05%
Service Class
3/31/20[r]	$ 11.97	$ (0.02)	$ (1.09)	$ (1.11)	$ (0.10)	$ (0.37)	$ (0.47)	$ 10.39	(10.01%)[b]	$ 4,854	1.19%[a]	1.17%[a]	(0.28%)[a]
9/30/19	12.94	0.07	(0.49)	(0.42)	(0.09)	(0.46)	(0.55)	11.97	(2.74%)	9,393	1.13%	1.12%	0.60%
9/30/18	13.39	0.11	(0.41)	(0.30)	(0.15)	—	(0.15)	12.94	(2.33%)	23,069	1.16%	1.14%	0.79%
9/30/17	11.93	0.15	1.61	1.76	(0.13)	(0.17)	(0.30)	13.39	15.33%	21,422	1.16%	1.14%	1.25%
9/30/16	11.51	0.13	0.84	0.97	(0.11)	(0.44)	(0.55)	11.93	8.66%	22,510	1.15%	1.14%	1.09%
9/30/15	14.34	0.13	(0.57)	(0.44)	(0.15)	(2.24)	(2.39)	11.51	(3.20%)	21,741	1.16%	N/A	1.03%

		Year ended September 30
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	2015
Portfolio turnover rate	10%	52%	70%	44%	36%	45%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 11.91	$ (0.02)	$ (1.09)	$ (1.11)	$ (0.09)	$ (0.37)	$ (0.46)	$ 10.34	(10.07%)[b]	$ 3,739	1.29%[a]	1.27%[a]	(0.32%)[a]
9/30/19	12.87	0.08	(0.51)	(0.43)	(0.07)	(0.46)	(0.53)	11.91	(2.77%)	5,465	1.23%	1.22%	0.65%
9/30/18	13.32	0.08	(0.40)	(0.32)	(0.13)	—	(0.13)	12.87	(2.49%)	11,908	1.26%	1.24%	0.58%
9/30/17	11.87	0.15	1.58	1.73	(0.11)	(0.17)	(0.28)	13.32	15.19%	17,968	1.26%	1.24%	1.22%
9/30/16	11.45	0.11	0.85	0.96	(0.10)	(0.44)	(0.54)	11.87	8.59%	18,407	1.25%	1.24%	0.97%
9/30/15	14.27	0.12	(0.56)	(0.44)	(0.14)	(2.24)	(2.38)	11.45	(3.28%)	19,307	1.26%	N/A	0.96%
Class A
3/31/20[r]	$ 11.54	$ (0.03)	$ (1.06)	$ (1.09)	$ (0.06)	$ (0.37)	$ (0.43)	$ 10.02	(10.16%)[b]	$ 15,172	1.54%[a]	1.52%[a]	(0.55%)[a]
9/30/19	12.49	0.05	(0.50)	(0.45)	(0.04)	(0.46)	(0.50)	11.54	(3.09%)	22,004	1.48%	1.47%	0.46%
9/30/18	12.93	0.05	(0.39)	(0.34)	(0.10)	—	(0.10)	12.49	(2.70%)	30,719	1.51%	1.49%	0.41%
9/30/17	11.52	0.10	1.56	1.66	(0.08)	(0.17)	(0.25)	12.93	14.95%	39,746	1.51%	1.49%	0.90%
9/30/16	11.12	0.08	0.83	0.91	(0.07)	(0.44)	(0.51)	11.52	8.34%	42,907	1.50%	1.49%	0.72%
9/30/15	13.94	0.08	(0.56)	(0.48)	(0.10)	(2.24)	(2.34)	11.12	(3.54%)	47,166	1.51%	N/A	0.65%
Class R4
3/31/20[r]	$ 11.43	$ (0.03)	$ (1.05)	$ (1.08)	$ (0.05)	$ (0.37)	$ (0.42)	$ 9.93	(10.20%)[b]	$ 1,736	1.44%[a]	1.42%[a]	(0.54%)[a]
9/30/19	12.38	0.05	(0.48)	(0.43)	(0.06)	(0.46)	(0.52)	11.43	(2.95%)	4,895	1.38%	1.37%	0.48%
9/30/18	12.84	0.07	(0.40)	(0.33)	(0.13)	—	(0.13)	12.38	(2.63%)	10,673	1.41%	1.39%	0.54%
9/30/17	11.47	0.13	1.53	1.66	(0.12)	(0.17)	(0.29)	12.84	15.10%	10,932	1.41%	1.39%	1.10%
9/30/16	11.11	0.14	0.77	0.91	(0.11)	(0.44)	(0.55)	11.47	8.42%	3,648	1.40%	1.39%	1.28%
9/30/15	13.94	0.09	(0.55)	(0.46)	(0.13)	(2.24)	(2.37)	11.11	(3.46%)	349	1.41%	N/A	0.73%
Class R3
3/31/20[r]	$ 11.38	$ (0.04)	$ (1.05)	$ (1.09)	$ (0.04)	$ (0.37)	$ (0.41)	$ 9.88	(10.19%)[b]	$ 2,624	1.69%[a]	1.67%[a]	(0.76%)[a]
9/30/19	12.34	0.02	(0.48)	(0.46)	(0.04)	(0.46)	(0.50)	11.38	(3.24%)	5,415	1.63%	1.62%	0.21%
9/30/18	12.79	0.03	(0.39)	(0.36)	(0.09)	—	(0.09)	12.34	(2.88%)	9,024	1.66%	1.64%	0.25%
9/30/17	11.43	0.09	1.54	1.63	(0.10)	(0.17)	(0.27)	12.79	14.77%	9,045	1.66%	1.64%	0.77%
9/30/16	11.09	0.09	0.80	0.89	(0.11)	(0.44)	(0.55)	11.43	8.24%	3,618	1.65%	1.64%	0.82%
9/30/15	13.93	0.05	(0.54)	(0.49)	(0.11)	(2.24)	(2.35)	11.09	(3.76%)	524	1.66%	N/A	0.41%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 13.02	$ (0.01)	$ (1.49)	$ (1.50)	$ (0.08)	$ (1.06)	$ (1.14)	$ 10.38	(13.51%)[b]	$ 119,125	1.26%[a]	1.15%[a]	(0.09%)[a]
9/30/19	12.75	0.07	0.28	0.35	(0.08)	—	(0.08)	13.02	2.85%	141,988	1.21%	1.10%	0.55%
9/30/18	12.88	0.08	(0.04)	0.04	(0.17)	—	(0.17)	12.75	0.31%	216,085	1.27%	1.05%	0.62%
9/30/17	10.79	0.07	2.14	2.21	(0.12)	—	(0.12)	12.88	20.85%	236,991	1.28%	1.05%	0.65%
9/30/16	9.19	0.07	1.61	1.68	(0.08)	—	(0.08)	10.79	18.36%	204,626	1.31%	1.05%	0.69%
9/30/15	12.11	0.09	(2.87)	(2.78)	(0.14)	—	(0.14)	9.19	(23.13%)	127,823	1.37%	1.05%	0.77%
Class R5
3/31/20[r]	$ 13.20	$ (0.01)	$ (1.53)	$ (1.54)	$ (0.06)	$ (1.06)	$ (1.12)	$ 10.54	(13.55%)[b]	$ 3,714	1.36%[a]	1.25%[a]	(0.15%)[a]
9/30/19	12.92	0.06	0.29	0.35	(0.07)	—	(0.07)	13.20	2.78%	4,295	1.31%	1.22%	0.45%
9/30/18	13.05	0.07	(0.04)	0.03	(0.16)	—	(0.16)	12.92	0.21%	4,047	1.37%	1.15%	0.53%
9/30/17	10.94	0.06	2.16	2.22	(0.11)	—	(0.11)	13.05	20.59%	3,887	1.38%	1.15%	0.54%
9/30/16	9.30	0.04	1.65	1.69	(0.05)	—	(0.05)	10.94	18.22%	3,148	1.41%	1.15%	0.38%
9/30/15	12.24	0.08	(2.89)	(2.81)	(0.13)	—	(0.13)	9.30	(23.20%)	7,389	1.47%	1.15%	0.67%
Service Class
3/31/20[r]	$ 13.05	$ (0.02)	$ (1.50)	$ (1.52)	$ (0.06)	$ (1.06)	$ (1.12)	$ 10.41	(13.55%)[b]	$ 1,374	1.46%[a]	1.35%[a]	(0.36%)[a]
9/30/19	12.73	0.05	0.29	0.34	(0.02)	—	(0.02)	13.05	2.71%	419	1.41%	1.31%	0.42%
9/30/18	12.85	0.05	(0.03)	0.02	(0.14)	—	(0.14)	12.73	0.10%	230	1.47%	1.25%	0.41%
9/30/17	10.78	(0.02)	2.19	2.17	(0.10)	—	(0.10)	12.85	20.41%	434	1.48%	1.25%	(0.20%)
9/30/16	9.17	0.04	1.63	1.67	(0.06)	—	(0.06)	10.78	18.27%	8,238	1.51%	1.25%	0.43%
9/30/15	12.09	0.07	(2.87)	(2.80)	(0.12)	—	(0.12)	9.17	(23.23%)	7,015	1.57%	1.25%	0.63%

		Year ended September 30
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	2015
Portfolio turnover rate	48%	32%	38%	51%	33%	40%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 13.08	$ (0.02)	$ (1.52)	$ (1.54)	$ (0.04)	$ (1.06)	$ (1.10)	$ 10.44	(13.68%)[b]	$ 743	1.56%[a]	1.45%[a]	(0.35%)[a]
9/30/19	12.78	0.03	0.30	0.33	(0.03)	—	(0.03)	13.08	2.61%	927	1.51%	1.41%	0.24%
9/30/18	12.91	0.04	(0.03)	0.01	(0.14)	—	(0.14)	12.78	0.02%	879	1.57%	1.35%	0.33%
9/30/17	10.84	0.05	2.13	2.18	(0.11)	—	(0.11)	12.91	20.35%	1,565	1.58%	1.35%	0.41%
9/30/16	9.23	0.04	1.62	1.66	(0.05)	—	(0.05)	10.84	18.02%	677	1.61%	1.35%	0.42%
9/30/15	12.15	0.06	(2.88)	(2.82)	(0.10)	—	(0.10)	9.23	(23.32%)	431	1.67%	1.35%	0.54%
Class A
3/31/20[r]	$ 12.98	$ (0.04)	$ (1.50)	$ (1.54)	$ (0.02)	$ (1.06)	$ (1.08)	$ 10.36	(13.73%)[b]	$ 982	1.81%[a]	1.70%[a]	(0.65%)[a]
9/30/19	12.73	0.01	0.28	0.29	(0.04)	—	(0.04)	12.98	2.32%	885	1.76%	1.68%	0.09%
9/30/18	12.88	0.04	(0.07)	(0.03)	(0.12)	—	(0.12)	12.73	(0.23%)	386	1.82%	1.60%	0.30%
9/30/17	10.74	0.02	2.14	2.16	(0.02)	—	(0.02)	12.88	20.18%	118	1.83%	1.60%	0.14%
9/30/16	9.13	0.01	1.60	1.61	(0.00)[d]	—	(0.00)[d]	10.74	17.68%	95	1.86%	1.60%	0.11%
9/30/15	12.04	0.00[d]	(2.81)	(2.81)	(0.10)	—	(0.10)	9.13	(23.47%)	190	1.92%	1.60%	0.02%
Class R4
3/31/20[r]	$ 12.90	$ (0.03)	$ (1.49)	$ (1.52)	$ (0.02)	$ (1.06)	$ (1.08)	$ 10.30	(13.70%)[b]	$ 1,112	1.71%[a]	1.60%[a]	(0.51%)[a]
9/30/19	12.63	0.01	0.29	0.30	(0.03)	—	(0.03)	12.90	2.38%	1,337	1.66%	1.57%	0.05%
9/30/18	12.76	0.03	(0.04)	(0.01)	(0.12)	—	(0.12)	12.63	(0.10%)	1,295	1.72%	1.50%	0.22%
9/30/17	10.72	0.03	2.11	2.14	(0.10)	—	(0.10)	12.76	20.23%	1,019	1.73%	1.50%	0.24%
9/30/16	9.14	0.02	1.61	1.63	(0.05)	—	(0.05)	10.72	17.87%	599	1.76%	1.50%	0.23%
9/30/15	12.05	0.03	(2.84)	(2.81)	(0.10)	—	(0.10)	9.14	(23.45%)	112	1.82%	1.50%	0.27%
Class R3
3/31/20[r]	$ 12.87	$ (0.05)	$ (1.49)	$ (1.54)	$ —	$ (1.06)	$ (1.06)	$ 10.27	(13.84%)[b]	$ 541	1.96%[a]	1.85%[a]	(0.76%)[a]
9/30/19	12.60	(0.02)	0.29	0.27	—	—	—	12.87	2.14%	750	1.91%	1.81%	(0.15%)
9/30/18	12.73	(0.01)	(0.04)	(0.05)	(0.08)	—	(0.08)	12.60	(0.39%)	761	1.97%	1.75%	(0.09%)
9/30/17	10.70	(0.01)	2.12	2.11	(0.08)	—	(0.08)	12.73	19.88%	821	1.98%	1.75%	(0.07%)
9/30/16	9.12	0.00[d]	1.61	1.61	(0.03)	—	(0.03)	10.70	17.66%	642	2.01%	1.75%	0.04%
9/30/15	12.03	0.03	(2.86)	(2.83)	(0.08)	—	(0.08)	9.12	(23.57%)	184	2.07%	1.75%	0.24%

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 14 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)
MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)
MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)
MassMutual Premier Core Bond Fund (“Core Bond Fund”)
MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)
MassMutual Premier High Yield Fund (“High Yield Fund”)
MassMutual Premier Balanced Fund (“Balanced Fund”)
MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)
MassMutual Premier Main Street Fund (“Main Street Fund”)
MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)
MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)
MassMutual Premier Global Fund (“Global Fund”)
MassMutual Premier International Equity Fund (“International Equity Fund”)
MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Financial Statements (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including

1

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized

Notes to Financial Statements (Unaudited) (Continued)

in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of March 31, 2020. The Disciplined Value Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2020. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2020, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$173,972,279	$—	$173,972,279
Municipal Obligations	—	787,374	—	787,374
Non-U.S. Government Agency Obligations	—	255,090,125	—	255,090,125
U.S. Government Agency Obligations and Instrumentalities	—	2,023,158	—	2,023,158
U.S. Treasury Obligations	—	1,936,832	—	1,936,832
Purchased Options	—	366,916	—	366,916
Short-Term Investments	—	13,941,579	—	13,941,579
Total Investments	$—	$448,118,263	$—	$448,118,263
Asset Derivatives
Futures Contracts	$2,428,457	$—	$—	$2,428,457
Swap Agreements	—	20,953	—	20,953
Total	$2,428,457	$20,953	$—	$2,449,410
Liability Derivatives
Futures Contracts	$(9,607,330)	$—	$—	$(9,607,330)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$—	$2,982,633	$—		$2,982,633
Non-U.S. Government Agency Obligations	—	161,503,429	—		161,503,429
U.S. Treasury Obligations	—	73,766,176	—		73,766,176
Purchased Options	—	662,150	—		662,150
Short-Term Investments	—	78,061,618	—		78,061,618
Total Investments	$—	$316,976,006	$—		$316,976,006
Asset Derivatives
Futures Contracts	$201,094	$—	$—		$201,094
Swap Agreements	—	3,407,759	—		3,407,759
Total	$201,094	$3,407,759	$—		$3,608,853
Liability Derivatives
Futures Contracts	$(35,006)	$—	$—		(35,006)
Swap Agreements	—	(1,493,477)	—		(1,493,477)
Total	$(35,006)	$(1,493,477)	$—		$(1,528,483)

Core Bond Fund
Asset Investments
Preferred Stock	$3,166,800	$—	$—		$3,166,800
Corporate Debt	—	462,440,391	—		462,440,391
Municipal Obligations	—	8,011,080	—		8,011,080
Non-U.S. Government Agency Obligations	—	419,220,516	—		419,220,516
Sovereign Debt Obligations	—	9,030,587	—		9,030,587
U.S. Government Agency Obligations and Instrumentalities	—	373,371,806	—		373,371,806
U.S. Treasury Obligations	—	27,050,633	—		27,050,633
Purchased Options	—	2,314,290	—		2,314,290
Mutual Funds	1,584,220	—	—		1,584,220
Short-Term Investments	—	192,668,678	—		192,668,678
Total Investments	$4,751,020	$1,494,107,981	$—		$1,498,859,001
Asset Derivatives
Futures Contracts	$15,424,868	$—	$—		$15,424,868
Swap Agreements	—	57,475	—		57,475
Total	$15,424,868	$57,475	$—		$15,482,343
Liability Derivatives
Futures Contracts	$(1,033,624)	$—	$—		$(1,033,624)

Diversified Bond Fund
Asset Investments
Common Stock	$18,661	$807	$—		$19,468
Preferred Stock	243,600	—	—		243,600
Corporate Debt	—	97,463,073	22,586	**	97,485,659
Municipal Obligations	—	695,860	—		695,860
Non-U.S. Government Agency Obligations	—	65,801,692	—		65,801,692
Sovereign Debt Obligations	—	1,355,160	—		1,355,160
U.S. Government Agency Obligations and Instrumentalities	—	50,386,745	—		50,386,745
U.S. Treasury Obligations	—	4,383,614	—		4,383,614
Purchased Options	—	423,712	—		423,712
Warrants	—	—	3,788	**	3,788
Mutual Funds	915,752	—	—		915,752
Short-Term Investments	—	27,850,582	—		27,850,582
Total Investments	$1,178,013	$248,361,245	$26,374		$249,565,632

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Diversified Bond Fund (Continued)
Asset Derivatives
Futures Contracts	$2,547,775	$—	$—		$2,547,775
Forwards Contracts	—	260,684	—		260,684
Swap Agreements	—	9,811	—		9,811
Total	$2,547,775	$270,495	$—		$2,818,270
Liability Derivatives
Futures Contracts	$(271,044)	$—	$—		$(271,044)
Forwards Contracts	—	(297,780)	—		(297,780)
Total	$(271,044)	$(297,780)	$—		$(568,824)

High Yield Fund
Asset Investments
Common Stock	$610,239	$664,327	$—	+,**	$1,274,566
Bank Loans	—	18,232,028	—		18,232,028
Corporate Debt	—	437,249,347	738,589	**	437,987,936
Warrants	—	—	663	**	663
Mutual Funds	15,820,543	—	—		15,820,543
Total Investments	$16,430,782	$456,145,702	$739,252		$473,315,736

Balanced Fund
Asset Investments
Common Stock	$58,175,951	$—	$—		$58,175,951
Preferred Stock	121,800	—	—		121,800
Corporate Debt	—	13,919,988	—		13,919,988
Municipal Obligations	—	390,959	—		390,959
Non-U.S. Government Agency Obligations	—	13,289,248	—		13,289,248
Sovereign Debt Obligations	—	278,999	—		278,999
U.S. Government Agency Obligations and Instrumentalities	—	12,466,457	—		12,466,457
U.S. Treasury Obligations	—	2,079,608	—		2,079,608
Purchased Options	—	74,270	—		74,270
Rights	13,672	—	—		13,672
Mutual Funds	9,536,432	—	—		9,536,432
Short-Term Investments	—	8,099,887	—		8,099,887
Total Investments	$67,847,855	$50,599,416	$—		$118,447,271
Asset Derivatives
Futures Contracts	$675,927	$—	$—		$675,927
Swap Agreements	—	2,026	—		2,026
Total	$675,927	$2,026	$—		$677,953
Liability Derivatives
Futures Contracts	$(14,358)	$—	$—		$(14,358)

Main Street Fund
Asset Investments
Common Stock	$92,608,357	$1,132,195 *	$—		$93,740,552
Short-Term Investments	—	3,448,180	—		3,448,180
Total Investments	$92,608,357	$4,580,375	$—		$97,188,732

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Global Fund
Asset Investments
Common Stock*
Cayman Islands	$8,807,889	$—	$—	$8,807,889
France	—	19,603,355	—	19,603,355
Germany	—	11,029,442	—	11,029,442
India	3,557,862	4,529,211	—	8,087,073
Italy	—	683,574	—	683,574
Japan	—	34,318,090	—	34,318,090
Netherlands	1,393,512	6,262,526	—	7,656,038
Spain	—	3,877,933	—	3,877,933
Sweden	—	7,269,135	—	7,269,135
Switzerland	—	1,160,708	—	1,160,708
United Kingdom	576,252	5,565,834	—	6,142,086
United States	129,932,448	—	—	129,932,448
Preferred Stock
India	22,346	—	—	22,346
Short-Term Investments	—	3,363,436	—	3,363,436
Total Investments	$144,290,309	$97,663,244	$—	$241,953,553

International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$4,166,101	$—	$4,166,101
Belgium	—	1,428,046	—	1,428,046
Canada	9,281,520	—	—	9,281,520
Cayman Islands	3,399,316	2,336,762	—	5,736,078
Denmark	741,424	4,944,368	—	5,685,792
France	—	26,697,221	—	26,697,221
Germany	—	12,824,302	—	12,824,302
India	1,216,316	—	—	1,216,316
Ireland	1,991,445	2,471,503	—	4,462,948
Italy	—	1,075,039	—	1,075,039
Japan	—	17,420,329	—	17,420,329
Netherlands	—	15,496,560	—	15,496,560
New Zealand	—	2,168,509	—	2,168,509
Panama	277,676	—	—	277,676
Spain	—	7,857,830	—	7,857,830
Sweden	—	8,103,177	—	8,103,177
Switzerland	—	19,420,096	—	19,420,096
Taiwan	—	3,507,923	—	3,507,923
Thailand	987,772	—	—	987,772
United Kingdom	1,850,187	12,600,410	—	14,450,597
United States	5,651,143	—	—	5,651,143
Preferred Stock
India	25,477	—	—	25,477
Mutual Funds	2,933,315	—	—	2,933,315
Short-Term Investments	—	6,821,305	—	6,821,305
Total Investments	$28,355,591	$149,339,481	$—	$177,695,072

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$2,104,274	$1,176,936	$—	$3,281,210
Brazil	5,604,252	—	—	5,604,252
Cayman Islands	16,482,605	14,110,097	—	30,592,702
Chile	812,860	—	—	812,860
China	—	6,377,756	—	6,377,756
Colombia	450,522	—	—	450,522
Egypt	—	658,616	—	658,616
France	—	7,924,605	—	7,924,605
Hong Kong	—	5,772,027	—	5,772,027
India	—	11,608,530	—	11,608,530
Indonesia	—	1,198,025	—	1,198,025
Italy	—	2,532,267	—	2,532,267
Mexico	7,796,289	—	—	7,796,289
Netherlands	1,890,660	—	—	1,890,660
Philippines	—	2,948,554	—	2,948,554
Republic of Korea	—	2,697,323	—	2,697,323
Russia	713,832	7,870,071	—	8,583,903
South Africa	—	1,902,734	—	1,902,734
Taiwan	—	7,542,481	—	7,542,481
Turkey	—	1,962,479	—	1,962,479
United Kingdom	—	124,407	—	124,407
United States	4,315,865	—	—	4,315,865
Preferred Stock
Brazil	1,372,841	—	—	1,372,841
India	28,969	—	—	28,969
Singapore	—	—	2,438,401	2,438,401
Mutual Funds	618,251	—	—	618,251
Short-Term Investments	—	4,687,332	—	4,687,332
Total Investments	$42,191,220	$81,094,240	$2,438,401	$125,723,861

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

For certain Fund(s) the Statement of Assets and Liabilities show any applicable Fund(s) receivables from investments sold on a when-issued basis, collateral pledged for open futures contracts, collateral pledged/held for open swap agreements, collateral held for open purchased options, and collateral held for when-issued securities, as well as, any applicable liabilities for investments purchased on a when-issued basis, amounts due to custodian, and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2020.

The Funds had no Level 3 transfers at March 31, 2020.

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/19	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 3/31/20	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/2020
Strategic Emerging Markets Fund
Preferred Stock	$2,438,401	$—	$—	$—	$—	$—	$—	$—	$2,438,401	$—

The Strategic Emerging Markets Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Strategic Emerging Markets Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Strategic Emerging Markets Fund	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Preferred Stock — $2,438,401
Grab Holdings, Inc.	$2,438,401	Market Approach	Market Transaction	$6.16
Total	$2,438,401

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At March 31, 2020, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$—	$366,916	$366,916
Futures Contracts^^	—	—	—	2,428,457	2,428,457
Swap Agreements^^,^^^	20,953	—	—	—	20,953
Total Value	$20,953	$—	$—	$2,795,373	$2,816,326
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(9,607,330)	$(9,607,330)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$302,738	$302,738
Futures Contracts	—	—	—	(1,176,349)	(1,176,349)
Swap Agreements	562,240	—	—	(417)	561,823
Total Realized Gain (Loss)	$562,240	$—	$—	$(874,028)	$(311,788)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$(96,480)	$(96,480)
Futures Contracts	—	—	—	(7,881,652)	(7,881,652)
Swap Agreements	4,283	—	—	—	4,283
Total Change in Appreciation (Depreciation)	$4,283	$—	$—	$(7,978,132)	$(7,973,849)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options*	$—	$—	$—	$662,150	$662,150
Futures Contracts^^	—	—	—	201,094	201,094
Swap Agreements*	—	3,397,110	—	—	3,397,110
Swap Agreements^^,^^^	10,649	—	—	—	10,649
Total Value	$10,649	$3,397,110	$—	$863,244	$4,271,003
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(35,006)	$(35,006)
Swap Agreements^	—	(887,312)	—	(606,165)	(1,493,477)
Total Value	$—	$(887,312)	$—	$(641,171)	$(1,528,483)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$436,179	$436,179
Futures Contracts	—	—	—	150,969	150,969
Swap Agreements	228,305	1,210,240	—	(390,736)	1,047,809
Total Realized Gain (Loss)	$228,305	$1,210,240	$—	$196,412	$1,634,957

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$(423,431)	$(423,431)
Futures Contracts	—	—	—	262,713	262,713
Swap Agreements	4,967	2,175,376	—	(481,433)	1,698,910
Total Change in Appreciation (Depreciation)	$4,967	$2,175,376	$—	$(642,151)	$1,538,192

Core Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$—	$2,314,290	$2,314,290
Futures Contracts^^	—	—	—	15,424,868	15,424,868
Swap Agreements^^,^^^	57,475	—	—	—	57,475
Total Value	$57,475	$—	$—	$17,739,158	$17,796,633
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(1,033,624)	$(1,033,624)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$1,833,926	$1,833,926
Futures Contracts	—	—	—	687,453	687,453
Swap Agreements	1,574,817	—	—	(876)	1,573,941
Total Realized Gain (Loss)	$1,574,817	$—	$—	$2,520,503	$4,095,320
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$(918,251)	$(918,251)
Futures Contracts	—	—	—	17,113,720	17,113,720
Swap Agreements	11,336	—	—	—	11,336
Total Change in Appreciation (Depreciation)	$11,336	$—	$—	$16,195,469	$16,206,805

Diversified Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$—	$423,712	$423,712
Forward Contracts*	—	—	260,684	—	260,684
Futures Contracts^^	—	—	—	2,547,775	2,547,775
Swap Agreements^^,^^^	9,811	—	—	—	9,811
Total Value	$9,811	$—	$260,684	$2,971,487	$3,241,982
Liability Derivatives
Forward Contracts^	$—	$—	$(297,780)	$—	$(297,780)
Futures Contracts^^	—	—	—	(271,044)	(271,044)
Total Value	$—	$—	$(297,780)	$(271,044)	$(568,824)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$452,543	$452,543
Forward Contracts	—	—	(23,599)	—	(23,599)
Futures Contracts	—	—	—	239,162	239,162
Swap Agreements	276,447	—	—	—	276,447
Total Realized Gain (Loss)	$276,447	$—	$(23,599)	$691,705	$944,553
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$(216,118)	$(216,118)
Forward Contracts	—	—	31,636	—	31,636
Futures Contracts	—	—	—	2,724,892	2,724,892
Swap Agreements	1,831	—	—	—	1,831
Total Change in Appreciation (Depreciation)	$1,831	$—	$31,636	$2,508,774	$2,542,241

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund
Asset Derivatives
Purchased Options*	$—	$—	$—	$74,270	$74,270
Futures Contracts^^	—	153,372	—	522,555	675,927
Swap Agreements^^,^^^	2,026	—	—	—	2,026
Total Value	$2,026	$153,372	$—	$596,825	$752,223
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(14,358)	$(14,358)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$58,033	$58,033
Futures Contracts	—	(185,508)	—	5,716	(179,792)
Swap Agreements	52,669	—	—	(221)	52,448
Total Realized Gain (Loss)	$52,669	$(185,508)	$—	$63,528	$(69,311)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$(48,691)	$(48,691)
Futures Contracts	—	197,277	—	584,418	781,695
Swap Agreements	446	—	—	—	446
Total Change in Appreciation (Depreciation)	$446	$197,277	$—	$535,727	$733,450

Disciplined Value Fund
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$2,399	$2,399

Disciplined Growth Fund
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$6,286	$6,286

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts or open swap agreements, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, which are not subject to a master netting agreement or similar agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, or swap agreements, as applicable.
##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, or swap agreements, as applicable.

For the period ended March 31, 2020, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Short-Duration Bond Fund	2,433	$—	$12,300,000	$75,971,667
Inflation-Protected and Income Fund	178	—	28,909,058	26,571,625
Core Bond Fund	1,895	—	34,566,667	148,788,500
Diversified Bond Fund	329	6,565,331	6,066,667	37,951,667
Balanced Fund	87	—	1,166,667	3,931,542

Notes to Financial Statements (Unaudited) (Continued)

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Disciplined Value Fund	14	$—	$—	$—
Disciplined Growth Fund	23	—	—	—

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or purchased swaptions, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2020.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of a Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2020. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2020.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Short-Duration Bond Fund
Barclays Bank PLC	$128,960	$—	$(128,960)	$—
Credit Suisse International	237,956	—	(237,956)	—
	$366,916	$—	$(366,916)	$—

Inflation-Protected and Income Fund
Barclays Bank PLC	$508,520	$—	$(508,520)	$—
BNP Paribas SA	503,629	(503,629)	—	—
Credit Suisse International	153,630	—	(150,000)	3,630
Goldman Sachs International	1,892,833	(876,279)	(1,016,554)	—
Morgan Stanley & Co. LLC	1,000,648	—	(30,000)	970,648
	$4,059,260	$(1,379,908)	$(1,705,074)	$974,278
Core Bond Fund
Barclays Bank PLC	$2,314,290	$—	$(2,199,000)	$115,290

Diversified Bond Fund
Bank of America N.A.	$68,136	$(64,847)	$—	$3,289
Barclays Bank PLC	460,833	(66,972)	(393,861)	—
BNP Paribas SA	18,248	—	—	18,248
Citibank N.A.	32,167	(32,167)	—	—
Goldman Sachs International	2,929	(2,929)	—	—
HSBC Bank USA	10,230	(1,198)	—	9,032
JP Morgan Chase Bank N.A.	62,859	(62,859)	—	—
Morgan Stanley & Co. LLC	28,994	(3,811)	—	25,183
	$684,396	$(234,783)	$(393,861)	$55,752

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Balanced Fund
Barclays Bank PLC	$56,443	$—	$(56,443)	$—
Credit Suisse International	17,827	—	(17,827)	—
	$74,270	$—	$(74,270)	$—

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2020.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Inflation-Protected and Income Fund
BNP Paribas SA	$(617,198)	$503,629	$—	$(113,569)
Goldman Sachs International	(876,279)	876,279	—	—
	$(1,493,477)	$1,379,908	$—	$(113,569)

Diversified Bond Fund
Bank of America N.A.	$(64,847)	$64,847	$—	$—
Barclays Bank PLC	(66,972)	66,972	—	—
Citibank N.A.	(42,582)	32,167	—	(10,415)
Goldman Sachs International	(50,444)	2,929	—	(47,515)
HSBC Bank USA	(1,198)	1,198	—	—
JP Morgan Chase Bank N.A.	(67,926)	62,859	—	(5,067)
Morgan Stanley & Co. LLC	(3,811)	3,811	—	—
	$(297,780)	$234,783	$—	$(62,997)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2020, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Notes to Financial Statements (Unaudited) (Continued)

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Notes to Financial Statements (Unaudited) (Continued)

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Notes to Financial Statements (Unaudited) (Continued)

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Notes to Financial Statements (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Notes to Financial Statements (Unaudited) (Continued)

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Notes to Financial Statements (Unaudited) (Continued)

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2020, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The

Notes to Financial Statements (Unaudited) (Continued)

Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2020, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2020, is reflected as securities lending income on the Statement of Operations.

Notes to Financial Statements (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Notes to Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the U.S. Government Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
U.S. Government Money Market Fund	0.35% on the first $1 billion; and
0.33% on any excess over $1 billion
Short-Duration Bond Fund	0.35% on the first $500 million; and
0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and
0.33% on any excess over $350 million
Core Bond Fund	0.38% on the first $1.5 billion;
0.33% on the next $500 million; and
0.28% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and
0.30% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and
0.455% on any excess over $250 million
Balanced Fund	0.48% on the first $300 million; and
0.43% on any excess over $300 million
Disciplined Value Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Main Street Fund	0.55% on the first $300 million; and
0.50% on any excess over $300 million
Disciplined Growth Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Small Cap Opportunities Fund	0.58% on the first $300 million; and
0.53% on any excess over $300 million
Global Fund	0.75% on the first $400 million; and
0.70% on any excess over $400 million
International Equity Fund	0.85% on the first $500 million;
0.80% on the next $500 million; and
0.75% on any excess over $1 billion
Strategic Emerging Markets Fund	1.00% on the first $350 million; and
0.95% on any excess over $350 million

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

U.S. Government Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%
Inflation-Protected and Income Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: fixed income portion	0.09%
Balanced Fund: equity portion*	0.22% of the first $50 million;
0.21% of the next $50 million; and
0.20% of any excess over $100 million
Disciplined Value Fund*	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million
Disciplined Growth Fund*	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million

*

Subadvisory fee based on Aggregate Assets. For purposes of these subadvisory agreements, “Aggregate Assets” means the aggregate of (i) the average daily net assets of the Fund determined at the close of the NYSE on each day that the NYSE is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MML Advisers or its affiliates, including other funds registered under the 1940 Act, for which Barings provides investment advisory services, as agreed upon from time to time by MML Advisers and Barings, determined at the close of the NYSE on each day that the NYSE is open for trading.

MML Advisers has entered into investment subadvisory agreements with Invesco Advisers, Inc. (“Invesco”), pursuant to which Invesco serves as the subadviser to the Global Fund, Main Street Fund, Small Cap Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund. These agreements provide that Invesco manage the investment and reinvestment of the assets of each Fund. Invesco receives a subadvisory fee from MML Advisers, based upon the average daily net assets of each Fund.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
U.S. Government Money Market Fund	N/A	0.10%	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Inflation-Protected and Income Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Core Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
High Yield Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Balanced Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Main Street Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Global Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
International Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Emerging Markets Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Effective April 1, 2014, the Trust entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers contractually agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Inflation-Protected and Income Fund	0.48%	0.58%	0.68%	0.78%	1.03%	0.93%	1.18%
Strategic Emerging Markets Fund	1.15%	1.25%	1.35%	1.45%	1.70%	1.60%	1.85%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

MML Advisers has agreed to waive 0.02% of the advisory fees of the International Equity Fund through January 31, 2021.

For the U.S. Government Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its fees in an attempt to allow the Fund to avoid a negative yield. There is no guarantee that the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2020:

Total % Ownership by Related Party
U.S. Government Money Market Fund	47.5%
Short-Duration Bond Fund	81.4%
Inflation-Protected and Income Fund	71.7%
Core Bond Fund	77.0%
Diversified Bond Fund	53.0%
High Yield Fund	70.5%
Balanced Fund	71.9%
Disciplined Value Fund	88.3%
Main Street Fund	74.8%
Disciplined Growth Fund	75.9%
Small Cap Opportunities Fund	68.3%

Notes to Financial Statements (Unaudited) (Continued)

Total % Ownership by Related Party
Global Fund	77.4%
International Equity Fund	83.2%
Strategic Emerging Markets Fund	98.1%

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2020, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
Short-Duration Bond Fund	$—	$90,811,476	$3,851,440	$125,828,416
Inflation-Protected and Income Fund	53,876,229	109,163,794	151,448,047	33,046,412
Core Bond Fund	1,219,818,097	195,595,181	1,272,728,468	184,857,076
Diversified Bond Fund	163,868,630	42,178,089	168,632,881	35,454,744
High Yield Fund	—	233,565,970	—	252,474,240
Balanced Fund	44,967,123	21,067,259	44,795,124	15,686,448
Disciplined Value Fund	—	24,832,499	—	43,245,939
Main Street Fund	—	22,969,319	—	30,836,178
Disciplined Growth Fund	—	60,799,814	—	105,242,136
Small Cap Opportunities Fund	—	77,310,315	—	56,673,172
Global Fund	—	25,944,545	—	46,755,423
International Equity Fund	—	25,649,714	—	136,614,905
Strategic Emerging Markets Fund	—	81,919,645	—	76,588,906

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
U.S. Government Money Market Fund Class R5
Sold	703,068,810	$703,068,810	1,331,672,991	$1,331,672,991
Issued as reinvestment of dividends	1,848,246	1,848,246	6,237,689	6,237,689
Redeemed	(750,805,517)	(750,805,517)	(1,343,903,475)	(1,343,903,475)
Net increase (decrease)	(45,888,461)	$(45,888,461)	(5,992,795)	$(5,992,795)
Short-Duration Bond Fund Class I
Sold	7,907,641	$79,738,093	11,237,045	$114,624,486
Issued as reinvestment of dividends	640,826	6,427,487	722,304	7,172,482
Redeemed	(8,625,130)	(86,880,033)	(8,009,695)	(81,335,446)
Net increase (decrease)	(76,663)	$(714,453)	3,949,654	$40,461,522

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class R5
Sold	1,290,057	$13,167,755	5,675,044	$57,906,445
Issued as reinvestment of dividends	499,588	5,030,849	471,038	4,696,245
Redeemed	(3,078,599)	(31,125,525)	(3,886,993)	(39,752,303)
Net increase (decrease)	(1,288,954)	$(12,926,921)	2,259,089	$22,850,387
Short-Duration Bond Fund Service Class
Sold	721,303	$7,302,091	1,403,928	$14,169,640
Issued as reinvestment of dividends	150,318	1,504,685	219,466	2,172,717
Redeemed	(2,408,457)	(24,107,287)	(3,697,465)	(37,741,167)
Net increase (decrease)	(1,536,836)	$(15,300,511)	(2,074,071)	$(21,398,810)
Short-Duration Bond Fund Administrative Class
Sold	488,771	$4,896,381	603,747	$6,077,886
Issued as reinvestment of dividends	94,502	942,181	112,687	1,112,224
Redeemed	(565,339)	(5,620,654)	(1,018,975)	(10,315,813)
Net increase (decrease)	17,934	$217,908	(302,541)	$(3,125,703)
Short-Duration Bond Fund Class A
Sold	809,144	$8,098,787	1,517,014	$15,272,722
Issued as reinvestment of dividends	163,447	1,619,767	196,382	1,926,511
Redeemed	(1,104,385)	(10,799,417)	(1,504,303)	(15,041,585)
Net increase (decrease)	(131,794)	$(1,080,863)	209,093	$2,157,648
Short-Duration Bond Fund Class R4
Sold	214,123	$2,152,980	338,663	$3,420,688
Issued as reinvestment of dividends	36,136	362,441	44,583	442,706
Redeemed	(299,333)	(2,969,891)	(500,995)	(5,065,219)
Net increase (decrease)	(49,074)	$(454,470)	(117,749)	$(1,201,825)
Short-Duration Bond Fund Class R3
Sold	246,338	$2,433,348	346,491	$3,499,365
Issued as reinvestment of dividends	18,897	188,593	25,912	256,012
Redeemed	(255,813)	(2,530,645)	(464,621)	(4,677,821)
Net increase (decrease)	9,422	$91,296	(92,218)	$(922,444)
Inflation-Protected and Income Fund Class I
Sold	4,756,353	$50,426,526	4,769,855	$48,558,437
Issued as reinvestment of dividends	314,268	3,271,533	430,466	4,218,564
Redeemed	(4,634,258)	(48,909,188)	(3,634,908)	(36,914,487)
Net increase (decrease)	436,363	$4,788,871	1,565,413	$15,862,514
Inflation-Protected and Income Fund Class R5
Sold	1,207,904	$12,808,189	2,002,638	$20,550,947
Issued as reinvestment of dividends	141,751	1,477,050	191,642	1,880,006
Redeemed	(727,257)	(7,594,927)	(1,137,534)	(11,677,300)
Net increase (decrease)	622,398	$6,690,312	1,056,746	$10,753,653
Inflation-Protected and Income Fund Service Class
Sold	951,581	$10,108,114	738,699	$7,545,447
Issued as reinvestment of dividends	83,858	871,286	148,067	1,448,100
Redeemed	(1,371,232)	(14,504,014)	(1,009,421)	(10,234,536)
Net increase (decrease)	(335,793)	$(3,524,614)	(122,655)	$(1,240,989)
Inflation-Protected and Income Fund Administrative Class
Sold	187,765	$2,004,593	481,364	$4,895,076
Issued as reinvestment of dividends	25,080	263,596	42,796	423,256
Redeemed	(301,904)	(3,204,945)	(438,145)	(4,458,680)
Net increase (decrease)	(89,059)	$(936,756)	86,015	$859,652

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund Class A
Sold	425,846	$4,435,572	473,235	$4,758,574
Issued as reinvestment of dividends	26,021	266,713	51,135	493,963
Redeemed	(270,306)	(2,803,055)	(1,019,829)	(10,188,262)
Net increase (decrease)	181,561	$1,899,230	(495,459)	$(4,935,725)
Inflation-Protected and Income Fund Class R4
Sold	138,154	$1,421,229	233,527	$2,326,856
Issued as reinvestment of dividends	11,705	119,159	18,033	173,122
Redeemed	(489,649)	(5,105,891)	(263,174)	(2,606,018)
Net increase (decrease)	(339,790)	$(3,565,503)	(11,614)	$(106,040)
Inflation-Protected and Income Fund Class R3
Sold	46,373	$476,545	141,891	$1,412,120
Issued as reinvestment of dividends	5,707	58,266	11,444	110,088
Redeemed	(170,115)	(1,740,065)	(194,688)	(1,923,350)
Net increase (decrease)	(118,035)	$(1,205,254)	(41,353)	$(401,142)
Core Bond Fund Class I
Sold	15,322,985	$171,355,553	24,647,274	$264,896,073
Issued as reinvestment of dividends	2,610,318	28,739,602	2,312,656	23,843,483
Redeemed	(20,793,434)	(230,746,133)	(17,383,135)	(186,973,836)
Net increase (decrease)	(2,860,131)	$(30,650,978)	9,576,795	$101,765,720
Core Bond Fund Class R5
Sold	2,264,043	$25,432,526	4,982,113	$54,433,354
Issued as reinvestment of dividends	941,162	10,399,843	847,450	8,771,104
Redeemed	(3,104,225)	(34,257,375)	(5,402,116)	(57,734,793)
Net increase (decrease)	100,980	$1,574,994	427,447	$5,469,665
Core Bond Fund Service Class
Sold	1,930,791	$21,680,655	1,125,854	$12,212,574
Issued as reinvestment of dividends	229,976	2,527,437	274,078	2,820,260
Redeemed	(1,408,100)	(15,822,881)	(3,250,559)	(35,348,490)
Net increase (decrease)	752,667	$8,385,211	(1,850,627)	$(20,315,656)
Core Bond Fund Administrative Class
Sold	597,632	$6,605,737	932,538	$10,063,209
Issued as reinvestment of dividends	190,504	2,078,397	204,168	2,086,599
Redeemed	(577,857)	(6,343,100)	(1,723,811)	(18,338,331)
Net increase (decrease)	210,279	$2,341,034	(587,105)	$(6,188,523)
Core Bond Fund Class A
Sold	726,981	$7,850,217	1,004,600	$10,668,442
Issued as reinvestment of dividends	243,108	2,632,864	277,919	2,820,882
Redeemed	(2,499,706)	(27,200,566)	(2,739,046)	(28,934,737)
Net increase (decrease)	(1,529,617)	$(16,717,485)	(1,456,527)	$(15,445,413)
Core Bond Fund Class R4
Sold	273,398	$2,990,688	493,233	$5,135,939
Issued as reinvestment of dividends	39,456	424,542	34,573	348,493
Redeemed	(680,105)	(7,498,043)	(281,474)	(2,958,999)
Net increase (decrease)	(367,251)	$(4,082,813)	246,332	$2,525,433
Core Bond Fund Class R3
Sold	48,298	$524,461	77,905	$868,497
Issued as reinvestment of dividends	3,293	36,423	2,087	21,641
Redeemed	(23,187)	(261,781)	(47,161)	(516,604)
Net increase (decrease)	28,404	$299,103	32,831	$373,534

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Diversified Bond Fund Class I
Sold	950,227	$10,637,451	4,432,486	$48,173,645
Issued as reinvestment of dividends	191,020	2,101,217	78,600	803,296
Redeemed	(726,579)	(8,068,318)	(1,159,866)	(12,271,054)
Net increase (decrease)	414,668	$4,670,350	3,351,220	$36,705,887
Diversified Bond Fund Class R5
Sold	1,059,364	$10,753,624	2,119,174	$20,940,783
Issued as reinvestment of dividends	370,860	3,753,102	366,569	3,456,741
Redeemed	(953,209)	(9,414,907)	(1,997,969)	(19,459,573)
Net increase (decrease)	477,015	$5,091,819	487,774	$4,937,951
Diversified Bond Fund Service Class
Sold	165,414	$1,719,446	168,384	$1,696,825
Issued as reinvestment of dividends	36,833	378,278	49,353	472,306
Redeemed	(187,746)	(1,943,651)	(898,867)	(8,857,395)
Net increase (decrease)	14,501	$154,073	(681,130)	$(6,688,264)
Diversified Bond Fund Administrative Class
Sold	143,379	$1,470,981	414,721	$4,131,180
Issued as reinvestment of dividends	64,311	659,827	69,720	665,828
Redeemed	(464,994)	(4,800,197)	(1,140,810)	(11,396,359)
Net increase (decrease)	(257,304)	$(2,669,389)	(656,369)	$(6,599,351)
Diversified Bond Fund Class A
Sold	212,449	$2,200,959	388,197	$3,877,401
Issued as reinvestment of dividends	69,941	716,898	89,996	858,563
Redeemed	(700,403)	(7,288,683)	(1,008,253)	(10,157,105)
Net increase (decrease)	(418,013)	$(4,370,826)	(530,060)	$(5,421,141)
Diversified Bond Fund Class R4
Sold	96,504	$988,403	363,034	$3,570,002
Issued as reinvestment of dividends	21,265	215,413	20,459	193,130
Redeemed	(212,310)	(2,130,083)	(200,398)	(1,992,151)
Net increase (decrease)	(94,541)	$(926,267)	183,095	$1,770,981
Diversified Bond Fund Class R3
Sold	72,372	$743,748	85,656	$843,759
Issued as reinvestment of dividends	8,178	82,760	12,103	114,013
Redeemed	(104,501)	(1,054,742)	(219,953)	(2,174,820)
Net increase (decrease)	(23,951)	$(228,234)	(122,194)	$(1,217,048)
High Yield Fund Class I
Sold	11,107,170	$98,700,790	13,454,925	$119,780,618
Issued as reinvestment of dividends	2,201,075	19,281,414	2,286,979	19,347,843
Redeemed	(12,730,726)	(107,793,974)	(21,562,709)	(191,402,484)
Net increase (decrease)	577,519	$10,188,230	(5,820,805)	$(52,274,023)
High Yield Fund Class R5
Sold	862,486	$7,788,910	999,091	$8,984,134
Issued as reinvestment of dividends	299,974	2,645,773	267,401	2,275,582
Redeemed	(674,767)	(5,804,461)	(1,480,564)	(13,166,309)
Net increase (decrease)	487,693	$4,630,222	(214,072)	$(1,906,593)
High Yield Fund Service Class
Sold	462,067	$4,072,611	823,525	$7,456,934
Issued as reinvestment of dividends	321,932	2,839,443	288,420	2,454,456
Redeemed	(1,832,934)	(16,018,616)	(662,544)	(5,887,077)
Net increase (decrease)	(1,048,935)	$(9,106,562)	449,401	$4,024,313

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
High Yield Fund Administrative Class
Sold	292,534	$2,576,665	539,634	$4,801,988
Issued as reinvestment of dividends	172,142	1,494,189	175,196	1,468,139
Redeemed	(417,590)	(3,611,525)	(1,271,243)	(11,177,491)
Net increase (decrease)	47,086	$459,329	(556,413)	$(4,907,364)
High Yield Fund Class A
Sold	547,515	$4,781,464	1,265,970	$11,204,745
Issued as reinvestment of dividends	196,591	1,702,479	162,228	1,357,846
Redeemed	(944,749)	(8,106,123)	(966,562)	(8,519,965)
Net increase (decrease)	(200,643)	$(1,622,180)	461,636	$4,042,626
High Yield Fund Class R4
Sold	519,177	$4,373,612	2,578,632	$22,111,480
Issued as reinvestment of dividends	315,597	2,695,196	216,148	1,787,546
Redeemed	(928,427)	(7,749,498)	(1,421,349)	(12,310,460)
Net increase (decrease)	(93,653)	$(680,690)	1,373,431	$11,588,566
High Yield Fund Class R3
Sold	428,844	$3,746,800	745,706	$6,655,229
Issued as reinvestment of dividends	242,579	2,129,846	263,316	2,230,290
Redeemed	(907,692)	(7,887,691)	(1,242,387)	(10,964,684)
Net increase (decrease)	(236,269)	$(2,011,045)	(233,365)	$(2,079,165)
Balanced Fund Class I
Sold	908,124	$10,860,438	2,015,264	$23,672,797
Issued as reinvestment of dividends	173,528	2,058,041	103,704	1,128,296
Redeemed	(516,640)	(5,987,122)	(409,628)	(4,762,291)
Net increase (decrease)	565,012	$6,931,357	1,709,340	$20,038,802
Balanced Fund Class R5
Sold	83,934	$1,013,246	533,987	$6,498,013
Issued as reinvestment of dividends	236,763	2,810,372	322,811	3,512,186
Redeemed	(522,910)	(6,110,169)	(619,845)	(7,255,273)
Net increase (decrease)	(202,213)	$(2,286,551)	236,953	$2,754,926
Balanced Fund Service Class
Sold	84,114	$1,053,509	56,864	$704,414
Issued as reinvestment of dividends	26,519	333,607	40,978	470,839
Redeemed	(58,087)	(717,468)	(159,632)	(2,010,098)
Net increase (decrease)	52,546	$669,648	(61,790)	$(834,845)
Balanced Fund Administrative Class
Sold	42,603	$514,115	87,979	$1,039,911
Issued as reinvestment of dividends	34,921	416,607	48,914	535,122
Redeemed	(216,575)	(2,603,468)	(191,364)	(2,228,416)
Net increase (decrease)	(139,051)	$(1,672,746)	(54,471)	$(653,383)
Balanced Fund Class A
Sold	86,673	$979,403	160,969	$1,848,162
Issued as reinvestment of dividends	137,628	1,592,357	182,222	1,935,198
Redeemed	(215,008)	(2,538,623)	(483,832)	(5,667,735)
Net increase (decrease)	9,293	$33,137	(140,641)	$(1,884,375)
Balanced Fund Class R4
Sold	15,246	$179,759	67,879	$775,293
Issued as reinvestment of dividends	16,250	186,063	21,965	231,293
Redeemed	(20,317)	(226,356)	(126,383)	(1,416,944)
Net increase (decrease)	11,179	$139,466	(36,539)	$(410,358)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Balanced Fund Class R3
Sold	23,655	$266,562	168,771	$1,930,659
Issued as reinvestment of dividends	37,878	431,814	61,641	645,997
Redeemed	(59,677)	(626,892)	(252,274)	(2,810,057)
Net increase (decrease)	1,856	$71,484	(21,862)	$(233,401)
Disciplined Value Fund Class I
Sold	51,551	$672,872	160,261	$2,202,983
Issued as reinvestment of dividends	87,394	1,207,781	233,069	2,950,659
Redeemed	(474,954)	(6,228,953)	(338,730)	(4,714,167)
Net increase (decrease)	(336,009)	$(4,348,300)	54,600	$439,475
Disciplined Value Fund Class R5
Sold	53,586	$661,070	123,108	$1,736,363
Issued as reinvestment of dividends	273,525	3,793,792	693,290	8,804,772
Redeemed	(244,750)	(3,206,115)	(493,934)	(7,042,796)
Net increase (decrease)	82,361	$1,248,747	322,464	$3,498,339
Disciplined Value Fund Service Class
Sold	39,473	$517,387	326,225	$4,391,304
Issued as reinvestment of dividends	98,567	1,356,284	512,421	6,451,380
Redeemed	(611,597)	(8,492,426)	(2,324,597)	(33,134,768)
Net increase (decrease)	(473,557)	$(6,618,755)	(1,485,951)	$(22,292,084)
Disciplined Value Fund Administrative Class
Sold	7,682	$105,972	35,597	$497,307
Issued as reinvestment of dividends	27,299	384,917	103,832	1,338,400
Redeemed	(137,250)	(1,874,455)	(265,367)	(3,622,759)
Net increase (decrease)	(102,269)	$(1,383,566)	(125,938)	$(1,787,052)
Disciplined Value Fund Class A
Sold	90,829	$1,275,573	76,285	$1,015,797
Issued as reinvestment of dividends	33,935	462,189	102,118	1,275,458
Redeemed	(66,629)	(859,057)	(270,115)	(3,700,038)
Net increase (decrease)	58,135	$878,705	(91,712)	$(1,408,783)
Disciplined Value Fund Class R4
Sold	5,751	$76,538	30,449	$407,194
Issued as reinvestment of dividends	20,004	270,247	76,557	948,544
Redeemed	(90,713)	(1,235,119)	(196,329)	(2,640,631)
Net increase (decrease)	(64,958)	$(888,334)	(89,323)	$(1,284,893)
Disciplined Value Fund Class R3
Sold	38,447	$426,739	62,163	$861,475
Issued as reinvestment of dividends	19,703	271,118	50,347	634,881
Redeemed	(48,998)	(667,104)	(46,924)	(636,881)
Net increase (decrease)	9,152	$30,753	65,586	$859,475
Main Street Fund Class I
Sold	699,011	$7,238,198	707,690	$7,459,768
Issued as reinvestment of dividends	218,688	2,335,592	311,387	2,939,489
Redeemed	(359,098)	(3,801,872)	(795,786)	(8,188,803)
Net increase (decrease)	558,601	$5,771,918	223,291	$2,210,454
Main Street Fund Class R5
Sold	171,851	$1,800,192	320,187	$3,429,258
Issued as reinvestment of dividends	418,418	4,468,709	810,689	7,652,907
Redeemed	(502,327)	(5,268,495)	(2,396,090)	(25,267,861)
Net increase (decrease)	87,942	$1,000,406	(1,265,214)	$(14,185,696)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Main Street Fund Service Class
Sold	438	$4,832	7,141	$83,854
Issued as reinvestment of dividends	4,458	49,701	7,635	74,980
Redeemed	(46,207)	(534,841)	(17,365)	(202,749)
Net increase (decrease)	(41,311)	$(480,308)	(2,589)	$(43,915)
Main Street Fund Administrative Class
Sold	82,888	$847,421	169,186	$1,816,324
Issued as reinvestment of dividends	211,225	2,255,886	331,904	3,133,171
Redeemed	(449,346)	(4,664,915)	(642,203)	(6,810,668)
Net increase (decrease)	(155,233)	$(1,561,608)	(141,113)	$(1,861,173)
Main Street Fund Class A
Sold	60,305	$605,698	89,198	$909,751
Issued as reinvestment of dividends	113,081	1,188,476	171,815	1,597,879
Redeemed	(152,953)	(1,601,402)	(303,230)	(3,103,946)
Net increase (decrease)	20,433	$192,772	(42,217)	$(596,316)
Main Street Fund Class R4
Sold	14,434	$148,790	41,075	$431,892
Issued as reinvestment of dividends	57,075	593,581	78,074	719,840
Redeemed	(48,952)	(516,787)	(71,044)	(736,685)
Net increase (decrease)	22,557	$225,584	48,105	$415,047
Main Street Fund Class R3
Sold	3,759	$37,824	8,724	$91,217
Issued as reinvestment of dividends	10,109	106,551	22,025	205,497
Redeemed	(15,771)	(168,595)	(69,865)	(647,708)
Net increase (decrease)	(1,903)	$(24,220)	(39,116)	$(350,994)
Disciplined Growth Fund Class I
Sold	658,708	$7,106,520	679,048	$7,752,566
Issued as reinvestment of dividends	388,407	4,066,618	693,240	6,509,520
Redeemed	(780,403)	(8,116,590)	(900,524)	(9,857,631)
Net increase (decrease)	266,712	$3,056,548	471,764	$4,404,455
Disciplined Growth Fund Class R5
Sold	1,156,838	$12,685,257	911,451	$10,250,074
Issued as reinvestment of dividends	1,016,326	10,651,101	2,380,302	22,374,835
Redeemed	(3,131,904)	(33,008,341)	(1,951,550)	(21,737,682)
Net increase (decrease)	(958,740)	$(9,671,983)	1,340,203	$10,887,227
Disciplined Growth Fund Service Class
Sold	195,244	$1,932,629	772,192	$8,172,909
Issued as reinvestment of dividends	333,098	3,510,848	1,601,401	15,117,227
Redeemed	(1,350,069)	(14,702,325)	(4,642,422)	(51,282,818)
Net increase (decrease)	(821,727)	$(9,258,848)	(2,268,829)	$(27,992,682)
Disciplined Growth Fund Administrative Class
Sold	249,941	$2,679,298	265,275	$3,046,171
Issued as reinvestment of dividends	420,793	4,502,486	892,271	8,539,033
Redeemed	(528,691)	(5,290,011)	(752,716)	(8,456,239)
Net increase (decrease)	142,043	$1,891,773	404,830	$3,128,965
Disciplined Growth Fund Class A
Sold	215,444	$2,259,218	231,268	$2,609,037
Issued as reinvestment of dividends	345,514	3,558,796	862,355	7,985,405
Redeemed	(789,915)	(8,123,858)	(1,173,716)	(12,206,478)
Net increase (decrease)	(228,957)	$(2,305,844)	(80,093)	$(1,612,036)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Disciplined Growth Fund Class R4
Sold	137,299	$1,434,884	218,067	$2,411,721
Issued as reinvestment of dividends	295,967	3,012,939	706,552	6,472,019
Redeemed	(338,341)	(3,454,381)	(901,113)	(9,430,716)
Net increase (decrease)	94,925	$993,442	23,506	$(546,976)
Disciplined Growth Fund Class R3
Sold	105,281	$1,070,190	91,777	$1,001,124
Issued as reinvestment of dividends	61,111	622,111	164,124	1,501,736
Redeemed	(221,933)	(2,349,128)	(199,714)	(2,079,642)
Net increase (decrease)	(55,541)	$(656,827)	56,187	$423,218
Small Cap Opportunities Fund Class I
Sold	374,686	$4,987,979	1,065,052	$14,069,847
Issued as reinvestment of dividends	22,012	318,077	296,313	3,656,500
Redeemed	(396,731)	(5,239,924)	(1,242,218)	(16,867,073)
Net increase (decrease)	(33)	$66,132	119,147	$859,274
Small Cap Opportunities Fund Class R5
Sold	3,374,791	$48,191,355	717,156	$10,241,766
Issued as reinvestment of dividends	60,213	868,871	527,091	6,499,034
Redeemed	(1,420,129)	(18,854,594)	(1,415,334)	(19,422,056)
Net increase (decrease)	2,014,875	$30,205,632	(171,087)	$(2,681,256)
Small Cap Opportunities Fund Service Class
Sold	132,562	$1,813,297	286,283	$3,814,895
Issued as reinvestment of dividends	8,411	121,119	121,291	1,491,884
Redeemed	(150,405)	(2,029,325)	(267,221)	(3,606,025)
Net increase (decrease)	(9,432)	$(94,909)	140,353	$1,700,754
Small Cap Opportunities Fund Administrative Class
Sold	95,678	$1,188,586	262,124	$3,520,679
Issued as reinvestment of dividends	8,435	120,787	162,217	1,983,912
Redeemed	(140,730)	(1,876,471)	(549,601)	(7,433,114)
Net increase (decrease)	(36,617)	$(567,098)	(125,260)	$(1,928,523)
Small Cap Opportunities Fund Class A
Sold	173,623	$2,167,401	543,203	$7,122,888
Issued as reinvestment of dividends	17,248	240,612	475,538	5,673,168
Redeemed	(518,652)	(6,691,934)	(1,539,107)	(19,719,299)
Net increase (decrease)	(327,781)	$(4,283,921)	(520,366)	$(6,923,243)
Small Cap Opportunities Fund Class R4
Sold	73,457	$915,854	121,027	$1,577,885
Issued as reinvestment of dividends	3,887	53,838	86,045	1,018,771
Redeemed	(164,254)	(2,163,090)	(144,511)	(1,868,406)
Net increase (decrease)	(86,910)	$(1,193,398)	62,561	$728,250
Small Cap Opportunities Fund Class R3
Sold	51,440	$608,920	125,331	$1,561,072
Issued as reinvestment of dividends	3,056	41,924	75,413	886,852
Redeemed	(171,936)	(2,244,172)	(215,349)	(2,742,881)
Net increase (decrease)	(117,440)	$(1,593,328)	(14,605)	$(294,957)
Global Fund Class I
Sold	539,781	$6,917,025	2,716,764	$33,263,336
Issued as reinvestment of dividends	51,537	704,508	934,821	10,142,807
Redeemed	(1,087,833)	(14,354,482)	(1,108,583)	(13,912,435)
Net increase (decrease)	(496,515)	$(6,732,949)	2,543,002	$29,493,708

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Global Fund Class R5
Sold	529,326	$6,915,972	1,193,730	$14,732,552
Issued as reinvestment of dividends	64,981	889,590	1,737,067	18,881,920
Redeemed	(803,092)	(10,273,104)	(1,279,751)	(16,243,402)
Net increase (decrease)	(208,785)	$(2,467,542)	1,651,046	$17,371,070
Global Fund Service Class
Sold	104,210	$1,430,300	137,582	$1,743,409
Issued as reinvestment of dividends	3,398	46,110	206,208	2,220,861
Redeemed	(95,458)	(1,242,887)	(834,039)	(10,776,346)
Net increase (decrease)	12,150	$233,523	(490,249)	$(6,812,076)
Global Fund Administrative Class
Sold	216,801	$2,611,025	531,169	$6,831,201
Issued as reinvestment of dividends	37,975	520,255	1,501,760	16,324,130
Redeemed	(527,534)	(6,687,701)	(1,404,831)	(17,557,465)
Net increase (decrease)	(272,758)	$(3,556,421)	628,098	$5,597,866
Global Fund Class A
Sold	191,925	$2,497,125	316,115	$3,994,179
Issued as reinvestment of dividends	7,138	96,655	540,734	5,807,488
Redeemed	(595,379)	(7,679,488)	(827,277)	(10,216,642)
Net increase (decrease)	(396,316)	$(5,085,708)	29,572	$(414,975)
Global Fund Class R4
Sold	152,000	$1,851,217	197,998	$2,453,024
Issued as reinvestment of dividends	2,803	37,330	151,487	1,601,209
Redeemed	(205,245)	(2,565,586)	(216,855)	(2,616,744)
Net increase (decrease)	(50,442)	$(677,039)	132,630	$1,437,489
Global Fund Class R3
Sold	115,104	$1,439,014	261,788	$3,012,181
Issued as reinvestment of dividends	2,453	33,038	188,126	2,011,068
Redeemed	(242,857)	(2,858,615)	(302,818)	(3,580,543)
Net increase (decrease)	(125,300)	$(1,386,563)	147,096	$1,442,706
International Equity Fund Class I
Sold	2,849,864	$34,956,807	3,634,930	$42,635,723
Issued as reinvestment of dividends	449,133	5,748,906	1,237,647	13,156,184
Redeemed	(8,489,925)	(106,335,610)	(14,992,578)	(175,347,987)
Net increase (decrease)	(5,190,928)	$(65,629,897)	(10,120,001)	$(119,556,080)
International Equity Fund Class R5
Sold	211,453	$2,690,953	342,264	$3,957,527
Issued as reinvestment of dividends	286,457	3,666,648	585,665	6,231,478
Redeemed	(1,923,073)	(24,322,641)	(4,400,311)	(51,578,933)
Net increase (decrease)	(1,425,163)	$(17,965,040)	(3,472,382)	$(41,389,928)
International Equity Fund Service Class
Sold	20,944	$255,739	104,243	$1,209,070
Issued as reinvestment of dividends	26,551	339,316	67,635	718,289
Redeemed	(365,048)	(4,697,384)	(1,170,201)	(13,597,428)
Net increase (decrease)	(317,553)	$(4,102,329)	(998,323)	$(11,670,069)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
International Equity Fund Administrative Class
Sold	20,294	$251,998	91,345	$1,054,123
Issued as reinvestment of dividends	16,406	208,684	43,583	460,669
Redeemed	(133,998)	(1,682,760)	(600,981)	(6,827,189)
Net increase (decrease)	(97,298)	$(1,222,078)	(466,053)	$(5,312,397)
International Equity Fund Class A
Sold	101,885	$1,227,292	205,857	$2,323,334
Issued as reinvestment of dividends	61,598	760,119	118,131	1,213,203
Redeemed	(555,674)	(6,586,913)	(876,926)	(9,588,312)
Net increase (decrease)	(392,191)	$(4,599,502)	(552,938)	$(6,051,775)
International Equity Fund Class R4
Sold	22,953	$255,363	91,803	$1,012,410
Issued as reinvestment of dividends	14,225	173,825	44,423	451,336
Redeemed	(290,705)	(3,429,162)	(570,047)	(6,392,679)
Net increase (decrease)	(253,527)	$(2,999,974)	(433,821)	$(4,928,933)
International Equity Fund Class R3
Sold	23,502	$259,001	88,507	$974,430
Issued as reinvestment of dividends	14,667	178,640	37,193	377,140
Redeemed	(248,485)	(2,995,715)	(381,182)	(3,946,437)
Net increase (decrease)	(210,316)	$(2,558,074)	(255,482)	$(2,594,867)
Strategic Emerging Markets Fund Class I
Sold	6,941,041	$93,093,079	2,656,702	$34,135,959
Issued as reinvestment of dividends	1,034,165	13,661,324	114,592	1,339,579
Redeemed	(7,401,466)	(87,990,373)	(8,819,308)	(111,427,031)
Net increase (decrease)	573,740	$18,764,030	(6,048,014)	$(75,951,493)
Strategic Emerging Markets Fund Class R5
Sold	2,955	$40,684	11,142	$145,745
Issued as reinvestment of dividends	26,614	357,160	1,883	22,332
Redeemed	(2,474)	(31,870)	(933)	(11,005)
Net increase (decrease)	27,095	$365,974	12,092	$157,072
Strategic Emerging Markets Fund Service Class
Sold	104,214	$1,424,377	24,803	$315,789
Issued as reinvestment of dividends	3,146	41,689	21	247
Redeemed	(7,463)	(85,319)	(10,805)	(130,619)
Net increase (decrease)	99,897	$1,380,747	14,019	$185,417
Strategic Emerging Markets Fund Administrative Class
Sold	8,187	$108,661	11,605	$144,773
Issued as reinvestment of dividends	5,996	79,749	185	2,174
Redeemed	(13,877)	(168,626)	(9,726)	(123,132)
Net increase (decrease)	306	$19,784	2,064	$23,815
Strategic Emerging Markets Fund Class A
Sold	73,938	$972,313	51,270	$639,433
Issued as reinvestment of dividends	6,859	90,537	155	1,818
Redeemed	(54,136)	(670,987)	(13,550)	(179,393)
Net increase (decrease)	26,661	$391,863	37,875	$461,858

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Strategic Emerging Markets Fund Class R4
Sold	7,201	$85,829	50,999	$614,004
Issued as reinvestment of dividends	8,531	112,016	250	2,905
Redeemed	(11,399)	(137,215)	(50,142)	(641,795)
Net increase (decrease)	4,333	$60,630	1,107	$(24,886)
Strategic Emerging Markets Fund Class R3
Sold	6,188	$69,800	18,121	$228,206
Issued as reinvestment of dividends	4,650	60,918	—	—
Redeemed	(16,431)	(205,003)	(20,308)	(252,485)
Net increase (decrease)	(5,593)	$(74,285)	(2,187)	$(24,279)

Purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2020, no amounts have been retained by the Distributor.

Redemptions of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the year ended March 31, 2020, were waived for any redemptions subject to such a charge.

6.	Federal Income Tax Information

At March 31, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Government Money Market Fund	$304,653,974	$—	$—	$—
Short-Duration Bond Fund	472,807,870	2,883,795	(27,573,402)	(24,689,607)
Inflation-Protected and Income Fund	323,248,051	3,924,825	(10,196,870)	(6,272,045)
Core Bond Fund	1,552,559,823	29,457,770	(83,158,592)	(53,700,822)
Diversified Bond Fund	264,425,375	4,201,050	(19,060,793)	(14,859,743)
High Yield Fund	549,230,636	5,175,538	(81,090,438)	(75,914,900)
Balanced Fund	125,973,024	6,197,321	(13,723,074)	(7,525,753)
Disciplined Value Fund	92,911,104	1,440,691	(22,080,320)	(20,639,629)
Main Street Fund	100,516,312	8,143,288	(11,470,868)	(3,327,580)
Disciplined Growth Fund	194,358,204	27,581,121	(21,404,006)	6,177,115
Small Cap Opportunities Fund	219,491,333	11,714,574	(59,956,194)	(48,241,620)
Global Fund	178,746,812	76,464,076	(13,257,335)	63,206,741
International Equity Fund	171,370,903	23,718,457	(17,394,288)	6,324,169
Strategic Emerging Markets Fund	146,172,255	4,198,373	(24,646,767)	(20,448,394)

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at March 31, 2020, is the same for financial reporting and federal income tax purposes.

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2019, for federal income tax purposes, there were no unused capital losses.

At September 30, 2019, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Short-Duration Bond Fund	$3,074,646	$19,144,330
Inflation-Protected and Income Fund	1,602,347	5,704,207
Core Bond Fund	—	15,012,224
Diversified Bond Fund	—	278,677
High Yield Fund	3,743,060	12,679,386

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year October 1, 2019, post-October capital losses:

	Post-October Loss	Post-October Currency Loss
Disciplined Growth Fund	$98,417	$—

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2019, was as follows:

	Ordinary Income	Long Term Capital Gain
U.S. Government Money Market Fund	$6,235,386	$—
Short-Duration Bond Fund	17,809,014	—
Inflation-Protected and Income Fund	8,747,260	—
Core Bond Fund	40,712,602	—
Diversified Bond Fund	6,563,877	—
High Yield Fund	30,929,893	—
Balanced Fund	2,960,247	5,499,132
Disciplined Value Fund	8,020,020	14,384,074
Main Street Fund	2,485,726	13,838,038
Disciplined Growth Fund	22,346,107	46,153,668
Small Cap Opportunities Fund	3,770,587	17,439,806
Global Fund	1,949,949	55,040,887
International Equity Fund	4,243,842	18,364,608
Strategic Emerging Markets Fund	1,369,055	—

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2019:

Amount
International Equity Fund	$497,028
Strategic Emerging Markets Fund	267,497

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2019, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

Notes to Financial Statements (Unaudited) (Continued)

At September 30, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
U.S. Government Money Market Fund	$—	$—	$(65,403)	$—
Short-Duration Bond Fund	11,557,532	(22,218,976)	(69,118)	4,752,639
Inflation-Protected and Income Fund	5,994,405	(7,306,554)	(36,568)	5,564,608
Core Bond Fund	34,483,925	(15,012,224)	(187,019)	37,638,871
Diversified Bond Fund	6,107,149	(278,677)	(23,806)	6,135,232
High Yield Fund	24,968,273	(16,422,446)	(36,841)	(3,555,716)
Balanced Fund	2,077,644	4,916,385	(20,432)	7,584,791
Disciplined Value Fund	1,622,718	5,534,198	(32,800)	2,420,518
Main Street Fund	829,158	8,877,143	(19,791)	14,840,278
Disciplined Growth Fund	1,388,529	21,737,925	(137,615)	35,516,015
Small Cap Opportunities Fund	576,036	1,182,756	(29,453)	14,732,237
Global Fund	1,587,972	739,537	(44,706)	105,446,804
International Equity Fund	2,633,421	8,442,845	(77,149)	37,235,591
Strategic Emerging Markets Fund	954,257	13,050,144	(19,088)	7,728,898

The Funds did not have any unrecognized tax benefits at March 31, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2020, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the impact of ASU 2017-08 and has adopted the disclosure requirements, and the impact, if any, is reflected within the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as

Notes to Financial Statements (Unaudited) (Continued)

of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, are approximately $44,200, $299,880, and $414,800, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

10. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadvisers, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds, except for the U.S. Government Money Market Fund, file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have adopted a Liquidity Risk Management Program (the “Program”). The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 10, 2020, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period December 1, 2018 through December 1, 2019. No significant liquidity events impacting any of the Funds or their ability to timely meet redemptions without dilution to existing shareholders were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing each Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in December 2019, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreement between MML Advisers and Invesco Advisers, Inc. (“Invesco”) for the Main Street Fund (the “Amended Agreement”) intended to lower the subadvisory fee paid to Invesco. In arriving at their decision, the Trustees discussed the fees payable to Invesco under the Amended Agreement and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected level of profitability due to the Amended Agreement was not excessive and the subadvisory fee amount under the Amended Agreement was fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

Other Information (Unaudited) (Continued)

Prior to the vote being taken to approve the Amended Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Amended Agreement became effective on March 2, 2020.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2020

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2020:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2020.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
U.S. Government Money Market Fund
Class R5	$1,000	0.51%	$1,005.50	$2.56	$1,022.50	$2.58
Short-Duration Bond Fund
Class I	1,000	0.42%	940.30	2.04	1,022.90	2.12
Class R5	1,000	0.52%	939.60	2.52	1,022.40	2.63
Service Class	1,000	0.62%	939.60	3.01	1,021.90	3.13
Administrative Class	1,000	0.72%	938.80	3.49	1,021.40	3.64
Class A	1,000	0.97%	938.10	4.70	1,020.20	4.90
Class R4	1,000	0.87%	938.70	4.22	1,020.70	4.40
Class R3	1,000	1.12%	936.80	5.42	1,019.40	5.65
Inflation-Protected and Income Fund
Class I	1,000	0.47%	996.10	2.35	1,022.70	2.38
Class R5	1,000	0.57%	995.10	2.84	1,022.20	2.88
Service Class	1,000	0.67%	994.90	3.34	1,021.70	3.39
Administrative Class	1,000	0.76%	994.90	3.79	1,021.20	3.84
Class A	1,000	1.02%	993.50	5.08	1,019.90	5.15
Class R4	1,000	0.91%	993.70	4.54	1,020.50	4.60
Class R3	1,000	1.17%	992.80	5.83	1,019.20	5.91

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Core Bond Fund
Class I	$1,000	0.42%	$971.50	$2.07	$1,022.90	$2.12
Class R5	1,000	0.52%	970.70	2.56	1,022.40	2.63
Service Class	1,000	0.62%	971.00	3.06	1,021.90	3.13
Administrative Class	1,000	0.72%	970.20	3.55	1,021.40	3.64
Class A	1,000	0.97%	968.90	4.77	1,020.20	4.90
Class R4	1,000	0.87%	969.30	4.28	1,020.70	4.40
Class R3	1,000	1.12%	968.30	5.51	1,019.40	5.65
Diversified Bond Fund
Class I	1,000	0.50%	951.70	2.44	1,022.50	2.53
Class R5	1,000	0.60%	951.50	2.93	1,022.00	3.03
Service Class	1,000	0.70%	951.00	3.41	1,021.50	3.54
Administrative Class	1,000	0.80%	949.90	3.90	1,021.00	4.04
Class A	1,000	1.05%	949.50	5.12	1,019.80	5.30
Class R4	1,000	0.95%	950.10	4.63	1,020.30	4.80
Class R3	1,000	1.20%	947.80	5.84	1,019.00	6.06
High Yield Fund
Class I	1,000	0.53%	889.70	2.50	1,022.40	2.68
Class R5	1,000	0.63%	890.30	2.98	1,021.90	3.18
Service Class	1,000	0.73%	889.60	3.45	1,021.40	3.69
Administrative Class	1,000	0.83%	888.40	3.92	1,020.90	4.19
Class A	1,000	1.08%	887.90	5.10	1,019.60	5.45
Class R4	1,000	0.98%	888.30	4.63	1,020.10	4.95
Class R3	1,000	1.23%	886.80	5.80	1,018.90	6.21
Balanced Fund
Class I	1,000	0.71%	904.20	3.38	1,021.50	3.59
Class R5	1,000	0.81%	903.30	3.85	1,021.00	4.09
Service Class	1,000	0.91%	903.30	4.33	1,020.50	4.60
Administrative Class	1,000	1.01%	902.70	4.80	1,020.00	5.10
Class A	1,000	1.26%	901.70	5.99	1,018.70	6.36
Class R4	1,000	1.16%	902.00	5.52	1,019.20	5.86
Class R3	1,000	1.41%	900.50	6.70	1,018.00	7.11
Disciplined Value Fund
Class I	1,000	0.69%	780.80	3.07	1,021.60	3.49
Class R5	1,000	0.79%	780.50	3.52	1,021.10	3.99
Service Class	1,000	0.89%	779.70	3.96	1,020.60	4.50
Administrative Class	1,000	0.99%	779.30	4.40	1,020.10	5.00
Class A	1,000	1.24%	778.30	5.51	1,018.80	6.26
Class R4	1,000	1.14%	778.60	5.07	1,019.30	5.76
Class R3	1,000	1.39%	777.80	6.18	1,018.10	7.01
Main Street Fund
Class I	1,000	0.74%	864.60	3.45	1,021.30	3.74
Class R5	1,000	0.84%	864.40	3.92	1,020.80	4.24
Service Class	1,000	0.94%	862.70	4.38	1,020.30	4.75
Administrative Class	1,000	1.04%	862.50	4.84	1,019.80	5.25
Class A	1,000	1.29%	861.70	6.00	1,018.60	6.51

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class R4	$1,000	1.19%	$862.60	$5.54	$1,019.10	$6.01
Class R3	1,000	1.44%	861.50	6.70	1,017.80	7.26
Disciplined Growth Fund
Class I	1,000	0.56%	939.30	2.72	1,022.20	2.83
Class R5	1,000	0.66%	939.20	3.20	1,021.70	3.34
Service Class	1,000	0.76%	938.20	3.68	1,021.20	3.84
Administrative Class	1,000	0.86%	937.40	4.17	1,020.70	4.34
Class A	1,000	1.11%	936.40	5.37	1,019.50	5.60
Class R4	1,000	1.01%	937.10	4.89	1,020.00	5.10
Class R3	1,000	1.26%	936.10	6.10	1,018.70	6.36
Small Cap Opportunities Fund
Class I	1,000	0.69%	752.00	3.02	1,021.60	3.49
Class R5	1,000	0.79%	751.70	3.46	1,021.10	3.99
Service Class	1,000	0.89%	751.00	3.90	1,020.60	4.50
Administrative Class	1,000	0.99%	750.80	4.33	1,020.10	5.00
Class A	1,000	1.24%	749.90	5.42	1,018.80	6.26
Class R4	1,000	1.14%	749.70	4.99	1,019.30	5.76
Class R3	1,000	1.39%	749.00	6.08	1,018.10	7.01
Global Fund
Class I	1,000	0.85%	883.30	4.00	1,020.80	4.29
Class R5	1,000	0.95%	883.40	4.47	1,020.30	4.80
Service Class	1,000	1.05%	883.40	4.94	1,019.80	5.30
Administrative Class	1,000	1.15%	883.10	5.41	1,019.30	5.81
Class A	1,000	1.40%	881.60	6.59	1,018.00	7.06
Class R4	1,000	1.30%	882.30	6.12	1,018.50	6.56
Class R3	1,000	1.55%	881.00	7.29	1,017.30	7.82
International Equity Fund
Class I	1,000	0.97%	900.70	4.61	1,020.20	4.90
Class R5	1,000	1.07%	900.50	5.08	1,019.70	5.40
Service Class	1,000	1.17%	899.90	5.56	1,019.20	5.91
Administrative Class	1,000	1.27%	899.30	6.03	1,018.70	6.41
Class A	1,000	1.52%	898.40	7.21	1,017.40	7.67
Class R4	1,000	1.42%	898.00	6.74	1,017.90	7.16
Class R3	1,000	1.67%	898.10	7.92	1,016.70	8.42
Strategic Emerging Markets Fund
Class I	1,000	1.15%	864.90	5.36	1,019.30	5.81
Class R5	1,000	1.25%	864.50	5.83	1,018.80	6.31
Service Class	1,000	1.35%	864.50	6.29	1,018.30	6.81
Administrative Class	1,000	1.45%	863.20	6.75	1,017.80	7.31
Class A	1,000	1.70%	862.70	7.92	1,016.50	8.57
Class R4	1,000	1.60%	863.00	7.45	1,017.00	8.07
Class R3	1,000	1.85%	861.60	8.61	1,015.80	9.32

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2020, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 366 days in the year, unless stated otherwise.

Underwriter:
MML Distributors, LLC
100 Bright Meadow Blvd.
Enfield, Connecticut 06082-1981

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-49057-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/19/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/19/2020

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/19/2020